Filed electronically with the Securities and Exchange Commission on April 28, 2004

                                                               File No. 33-11802
                                                               File No. 811-5002

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D. C. 20549

                                    FORM N-1A


             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933      /    /

                           Pre-Effective Amendment No.                    /    /
                         Post-Effective Amendment No. 46
                                                      --                  /  X /
                                     and/or
                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940                   /    /

                                Amendment No. 47
                                              --                          /  X /


                           Scudder Variable Series II
                           --------------------------
               (Exact Name of Registrant as Specified in Charter)

               222 South Riverside Plaza, Chicago, Illinois 60606
               --------------------------------------------------
               (Address of Principal Executive Offices) (Zip Code)

       Registrant's Telephone Number, including Area Code: (312) 537-7000
                                                           --------------

                            John Millette, Secretary
                           SCUDDER VARIABLE SERIES II
                            222 South Riverside Plaza
                             Chicago, Illinois 60606
                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

/    / Immediately upon filing pursuant to paragraph (b)
/    / 60 days after filing pursuant to paragraph (a)(1)
/    / 75 days after filing pursuant to paragraph (a)(2)
/  X / On April 30, 2004 pursuant to paragraph (b)
/    / On _______________ pursuant to paragraph (a)(1)
/    / On _______________ pursuant to paragraph (a)(2) of Rule 485
/    / On _______________ pursuant to paragraph (a)(3) of Rule 485

       If appropriate, check the following box:
/    / This post-effective amendment designates a new effective date for a previously filed post-effective amendment

Scudder Variable Series II

o  Scudder Conservative Income Strategy Portfolio

o  Scudder Growth & Income Strategy Portfolio

o  Scudder Growth Strategy Portfolio

o  Scudder Income & Growth Strategy Portfolio


Prospectus

April 30, 2004


Class B Shares




This prospectus should be read in conjunction with the variable life insurance or variable annuity contract prospectus. These shares are available and are being marketed exclusively as a pooled funding vehicle for life insurance companies writing all types of variable life insurance policies and variable annuity contracts.




The Securities and Exchange Commission (SEC) does not approve or disapprove these shares or determine whether the information in this prospectus is truthful or complete. It is a criminal offense for anyone to inform you otherwise.

Table of Contents



   How the Portfolios Work                                         Your Investment in the Portfolios

     3  Scudder Conservative Income Strategy Portfolio             21  Buying and Selling Shares

     7  Scudder Growth & Income Strategy Portfolio                 22  How the Portfolios Calculate Share Price

    11  Scudder Growth Strategy Portfolio                          22  Distributions

    15  Scudder Income & Growth Strategy Portfolio                 23  Taxes

    19  Other Policies and Risks                                   23  Marketing and Distribution Fees

    19  Investment Advisor



How the Portfolios Work

These portfolios are designed to serve as investment options for certain variable annuity contracts and variable life insurance policies. Your investment in a portfolio is made in conjunction with one of these contracts or policies. Each portfolio has its own goal and strategy.

Remember that these portfolios are not bank deposits. They're not insured or guaranteed by the FDIC or any other government agency. Their share prices will go up and down, so be aware that you could lose money.

Please read this prospectus in conjunction with the prospectus for your variable life insurance policy or variable annuity contract.

Scudder Conservative Income Strategy Portfolio

The Portfolio's Main Investment Strategy

The portfolio seeks current income and, as a secondary objective, long-term growth of capital. It does this by investing in other Scudder portfolios ("underlying portfolios") that invest across a range of asset classes, utilizing a wide variety of securities and investment styles. The portfolio will always invest in the share class of an underlying portfolio with the lowest fees and expenses. Additionally, the portfolio may directly invest in derivative securities and other alternative investments to manage risk and to enhance returns.

For Scudder Conservative Income Strategy Portfolio, the portfolio managers will generally allocate its assets in the following ranges:

o 60-90% in underlying portfolios which invest primarily in fixed-income securities of all credit qualities and maturities.

o 10-40% in underlying portfolios which invest primarily in equity securities of all capitalization levels.

o It is expected that, in the future, the managers may invest in instruments, commonly called "derivatives," including, but not limited to, futures and forward currency exchange contracts, to attempt to manage risk and enhance returns.

While the actual allocations will vary at any given time, the managers expect that over the long-term they will average out to be approximately in the middle of the allocation ranges.

In making strategic allocation decisions, the managers take a top-down approach, using a proprietary mix of qualitative and quantitative factors to arrive at a view for the securities markets. Periodically, the managers will reevaluate which portfolios to use as underlying portfolios and in which proportions, and rebalance the portfolio to approximate the then current allocation targets. The managers will also consider factors such as investment style and market capitalization weightings when making their investment decisions, in order to take advantage of medium-term trends.


It is expected that, in the future, the managers may invest in instruments, commonly called "derivatives," including, but not limited to, futures and forward currency exchange contracts, to attempt to manage risk and enhance returns. Derivatives may be used to hedge the portfolio against price fluctuations and otherwise reduce risk. Derivatives may also be used to increase the portfolio's exposure to certain markets in an attempt to enhance returns. These strategies may be used separately or in combination. The managers may also use these derivatives strategies to help maintain cash reserves or otherwise liquid assets to meet shareholder redemptions, or for other needs, while maintaining exposure to the markets. The managers will determine which derivatives instruments to purchase by using a quantitative strategy that incorporates data from various international markets. The strategy seeks to shift the emphasis on the portfolio's holdings in response to short- and medium-term changes in global markets. The use of the strategy is subject to Board approval. Shareholders will be notified prior to the use of the strategy.


The underlying portfolios use a broad range of investment styles. They can purchase many types of fixed-income and equity securities, including common stocks of companies of any size, corporate bonds of varying credit quality, US government and agency bonds, mortgage- and asset-backed securities, money market instruments and others. These securities are mainly from US issuers but may also include foreign issuers.


As a temporary defensive measure, the portfolio could shift up to 100% of assets into investments such as money market securities. This could prevent losses, but, while engaged in a temporary defensive position, the portfolio will not be pursuing its investment objective. However, the portfolio managers may choose not to use these strategies for various reasons, even in very volatile market conditions.

The Main Risks of Investing in the Portfolio


There are several risk factors that could hurt the portfolio's performance, cause you to lose money or cause the portfolio's performance to trail that of other investments. The portfolio's allocations among the underlying portfolios will change over time, causing corresponding changes in the portfolio's risk profile.

Management Risk. There is a risk that the managers will make poor decisions regarding the allocation of the portfolio's assets among the underlying portfolios, that they will implement the portfolio's allocation strategy in a manner that results in poor performance, or that, even if implemented properly, the strategy will not produce the desired results. The portfolio is also subject to the risk that the managers of the underlying portfolios could be wrong in their analysis of industries, companies, economic trends, the relative attractiveness of stocks in different capitalization ranges or other matters.

Reallocation Risk. From time to time, one or more underlying portfolios may experience relatively large investments or redemptions due to reallocations or rebalancings of the portfolios by the managers. These transactions will affect the underlying portfolios, since underlying portfolios that experience redemptions as a result of reallocations or rebalancings may have to sell securities and underlying portfolios that receive additional cash will have to invest such cash. In addition, a large redemption by a portfolio in a specific underlying portfolio could also hurt the performance of another portfolio currently invested in the same underlying portfolio. While it is impossible to predict the overall impact of these transactions over time, there could also be adverse effects on a portfolio's performance to the extent that the underlying portfolios may be required to sell securities or invest cash at times when they would otherwise not do so. These transactions could also accelerate the realization of taxable income if sales of securities resulted in gains and could also increase transaction costs for the underlying portfolios. The managers are committed to minimizing such impact on the underlying portfolios to the extent consistent with pursuing the investment objective of a portfolio. The managers will at all times monitor the impact on the underlying portfolios of transactions by a portfolio.

Focused Investment Risk. Overall risk can be reduced by industry or geographic diversification, and increased by focusing investments in a limited number of geographic regions or in industries with high positive correlations to one another (e.g., different industries within broad sectors, such as technology or financial services). An underlying portfolio that focuses its investments in the securities of issuers in industries with high positive correlations to one another may be particularly vulnerable to events affecting companies in those industries because the companies may share common characteristics, are often subject to similar business risks and regulatory burdens, and often react similarly to specific economic, market, political, or other developments. Similarly, underlying portfolios that invest significant portions of their assets in a narrowly defined geographic region or in a particular foreign country may be particularly vulnerable to events affecting companies located in that region or country because the companies may share common characteristics, are often subject to similar business risks and regulatory burdens, and often react similarly to specific economic, market, political or other developments.

Interest Rate Risk. Generally, fixed income securities will decrease in value when interest rates rise. The longer the effective maturity of an underlying portfolio's securities, the more sensitive it will be to interest rate changes. (As a general rule, a 1% rise in interest rates means a 1% fall in value for every year of duration.) As interest rates decline, the issuers of securities held by an underlying portfolio may prepay principal earlier than scheduled, forcing the underlying portfolio to reinvest in lower yielding securities. Prepayment may reduce the underlying portfolio's income. As interest rates increase, fewer issuers tend to prepay, which may extend the average life of fixed income securities and have the effect of locking in a below-market interest rate, increasing the underlying portfolio's effective duration and reducing the value of the security. Because an underlying portfolio may invest in mortgage-related securities, the portfolio is more vulnerable to both of these risks.

Credit Risk. An underlying portfolio purchasing bonds faces the risk that the creditworthiness of the issuer may decline, causing the value of its bonds to decline. In addition, an issuer may be unable or unwilling to make timely payments on the interest and principal on the bonds it has issued. Because the issuers of high yield bonds (rated below the fourth-highest category) may be in uncertain financial health, the prices of their bonds are generally more vulnerable to bad economic news or even the expectation of bad news, than those of investment grade bonds. In some cases, bonds, particularly junk bonds, may decline in credit quality or go into default.

Stock Market Risk. An important factor for the underlying portfolios is how stock markets perform. Because a stock represents ownership in its issuer, stock prices can be hurt by poor management, shrinking product demand and other business risks. These may affect single companies as well as groups of companies. In addition, movements in financial markets may adversely affect a stock's price, regardless of how well the company performs. The market as a whole may not favor the types of investments an underlying portfolio makes and the underlying portfolio may not be able to get attractive prices for them.

Derivatives Risk. Risks associated with derivatives include: the risk that a derivative is not well correlated with the security, index or currency to which it relates; the risk that derivatives used for risk management may not have the intended effects and may result in losses or missed opportunities; the risk that the portfolio or an underlying portfolio will be unable to sell the derivative because of an illiquid secondary market; the risk that a counterparty is unwilling or unable to meet its obligation; the risk of interest rate movements; and the risk that the derivatives transaction could expose the portfolio or an underlying portfolio to the effects of leverage, which could increase the portfolio's or an underlying portfolio's exposure to the market and magnify potential losses. There is no guarantee that derivatives activities will be employed or that they will work, and their use could cause lower returns or even losses to the portfolio or an underlying portfolio.

Securities Lending Risk. Any loss in the market price of securities loaned by an underlying portfolio that occurs during the term of the loan would be borne by the underlying portfolio and would adversely affect that underlying portfolio's performance. Also, there may be delays in recovery of securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially while the loan is outstanding. However, loans will be made only to borrowers selected by the underlying portfolio's delegate after a review of relevant facts and circumstances, including the creditworthiness of the borrower.

Pricing Risk. At times, market conditions might make it hard to value some investments. For example, if the portfolio or an underlying portfolio has valued its securities too highly, you may end up paying too much for shares when you buy into the portfolio. If the portfolio or an underlying portfolio underestimates their price, you may not receive the full market value for your shares when you sell.

Other factors that could affect performance include:

o to the extent an underlying portfolio invests in foreign securities, it faces the risks inherent in foreign investing including adverse political, economic or social developments which could hurt portfolio performance; and

o the underlying portfolios may trade securities more actively than comparable portfolios. Upon the use of the derivatives strategy, the portfolio may also trade derivative instruments more actively than comparable portfolios. Any of these cases could raise transactions costs and thereby lower returns.

The portfolio is designed for investors who are interested in a relatively conservative asset allocation investment.


Performance

Because this is a new portfolio, it does not have a full calendar year of performance to report as of the date of this prospectus.

How Much Investors Pay

This table describes the fees and expenses that you may pay if you buy and hold portfolio shares. The portfolio's shareholders directly bear the fees and expenses of the portfolio, subject to Deutsche Investment Management Americas Inc.'s (the "advisor") contractual obligation to waive fees or reimburse expenses to maintain the portfolio's operating expenses at a specified level (see "Total Annual Operating Expenses" in the table below). The portfolio will indirectly bear its proportionate share of fees and expenses incurred by the underlying portfolios in which the portfolio is invested (see "Range of Average Weighted Net Expense Ratios" in the table below). The information in the table does not reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will increase expenses.


Fee Table                                                        Class B
--------------------------------------------------------------------------------
Annual Operating Expenses, deducted from portfolio assets
--------------------------------------------------------------------------------
Management Fee                                                     0.15%
--------------------------------------------------------------------------------
Distribution/Service (12b-1) Fee                                   0.25
--------------------------------------------------------------------------------
Other Expenses*                                                    0.35
--------------------------------------------------------------------------------
Total Annual Operating Expenses**                                  0.75
--------------------------------------------------------------------------------

*    Other expenses are based on estimated amounts for the current fiscal year.

** Through April 30, 2005, the advisor, underwriter and accounting agent have each contractually agreed to waive their respective fees to the extent necessary to maintain the portfolio's operating expenses at 0.75% of average daily net assets.

--------------------------------------------------------------------------------
Range of Average Weighted Net Expense Ratios for
underlying portfolios***                                      0.58% to 0.87%
--------------------------------------------------------------------------------
Total Annual Direct and Indirect Operating Expenses              1.42%
--------------------------------------------------------------------------------


*** Ratios reduced for contractual expense limitations and/or reimbursements where applicable, based on the most recent prospectuses.

Based on the costs above (including one year of capped expenses in each period), this example helps you compare the expenses of Class B shares to those of other mutual funds. This example assumes the expenses above remain the same. It also assumes that you invested $10,000, earned 5% annual returns, reinvested all dividends and distributions, and sold your shares at the end of each period. This is only an example; actual expenses will be different.

Example                                1 Year                       3 Years
--------------------------------------------------------------------------------
Class B shares                          $145                          $449
--------------------------------------------------------------------------------


The Portfolio Managers

The following people handle the day-to-day management of the portfolio:

Arnim Holzer                              Inna Okounkova                          Robert Wang
Director of Deutsche Asset Management     Vice President of Deutsche Asset        Managing Director of Deutsche Asset
and Co-Manager of the portfolio.          Management and Co-Manager of            Management and Co-Manager of
o  Senior Investment Strategist for       the portfolio.                          the portfolio.
   Asset Allocation: New York.            o  Global Asset Allocation portfolio    o  Global Asset Allocation senior
o  Joined Deutsche Asset Management in       manager: New York.                      portfolio manager: New York.
   1999, having served with the firm's    o  Joined Deutsche Asset Management     o  Joined Deutsche Asset Management in
   equity and fixed-income investment        in 1999 as a quantitative analyst,      1995 as a senior fixed income
   committees after 18 years of              becoming an associate portfolio         portfolio manager after 13 years of
   experience, including 3 years             manager in 2001.                        experience at J.P. Morgan & Co.
   managing Emerging Markets Fixed        o  MS, Moscow State University.            trading fixed income, derivatives
   Income, Emerging Markets Equity, and   o  MBA, University of Chicago.             and foreign exchange products.
   Emerging Markets balanced accounts at  o  Joined the portfolio in 2004.        o  Joined the portfolio in 2004.
   New York-based Deltec Asset
   Management Corporation and in various
   positions at Neuberger & Berman,
   Bankers Trust and Chemical Bank.
o  MBA from Fordham University.
o  Joined the portfolio in 2004.

Scudder Growth & Income Strategy Portfolio

The Portfolio's Main Investment Strategy

The portfolio seeks a balance of long-term growth of capital and current income with an emphasis on growth of capital. It does this by investing in a portfolio of other Scudder portfolios ("underlying portfolios") that invest across a range of asset classes, utilizing a wide variety of securities and investment styles. The portfolio will always invest in the share class of an underlying portfolio with the lowest fees and expenses. Additionally, the portfolio may directly invest in derivative securities and other alternative investments to manage risk and to enhance returns.

For Scudder Growth & Income Strategy Portfolio, the portfolio managers will generally allocate its assets in the following ranges:

o 45-75% in underlying portfolios which invest primarily in equity securities of all capitalization levels.

o 25-55% in underlying portfolios which invest primarily in fixed-income securities of all credit qualities and maturities.

o It is expected that, in the future, the managers may invest in instruments, commonly called "derivatives," including, but not limited to, futures and forward currency exchange contracts, to attempt to manage risk and enhance returns.

While the actual allocations will vary at any given time, the managers expect that over the long-term they will average out to be approximately in the middle of the allocation ranges.

In making strategic allocation decisions, the managers take a top-down approach, using a proprietary mix of qualitative and quantitative factors to arrive at a view for the securities markets. Periodically, the managers will reevaluate which portfolios to use as underlying portfolios and in which proportions, and rebalance the portfolio to approximate the then current allocation targets. The managers will also consider factors such as investment style and market capitalization weightings when making their investment decisions, in order to take advantage of medium-term trends.


It is expected that, in the future, the managers may invest in instruments, commonly called "derivatives," including, but not limited to, futures and forward currency exchange contracts, to attempt to manage risk and enhance returns. Derivatives may be used to hedge the portfolio against price fluctuations and otherwise reduce risk. Derivatives may also be used to increase the portfolio's exposure to certain markets in an attempt to enhance returns. These strategies may be used separately or in combination. The managers may also use these derivatives strategies to help maintain cash reserves or otherwise liquid assets to meet shareholder redemptions, or for other needs, while maintaining exposure to the markets. The managers will determine which derivatives instruments to purchase by using a quantitative strategy that incorporates data from various international markets. The strategy seeks to shift the emphasis on the portfolio's holdings in response to short- and medium-term changes in global markets. The use of the strategy is subject to Board approval. Shareholders will be notified prior to the use of the strategy.


The underlying portfolios use a broad range of investment styles. They can purchase many types of fixed-income and equity securities, among them common stocks of companies of any size, corporate bonds of varying credit quality, US government and agency bonds, mortgage- and asset-backed securities, money market instruments and others. These securities are mainly from US issuers but may also include foreign issuers.


As a temporary defensive measure, the portfolio could shift up to 100% of assets into investments such as money market securities. This could prevent losses, but, while engaged in a temporary defensive position, the portfolio will not be pursuing its investment objective. However, the portfolio managers may choose not to use these strategies for various reasons, even in very volatile market conditions.

The Main Risks of Investing in the Portfolio

There are several risk factors that could hurt the portfolio's performance, cause you to lose money or cause the portfolio's performance to trail that of other investments. The portfolio's allocations among the underlying portfolios will change over time, causing corresponding changes in the portfolio's risk profile.


Management Risk. There is a risk that the managers will make poor decisions regarding the allocation of the portfolio's assets among the underlying portfolios, that they will implement the portfolio's allocation strategy in a manner that results in poor performance, or that, even if implemented properly, the strategy will not produce the desired results. The portfolio is also subject to the risk that the managers of the underlying portfolios could be wrong in their analysis of industries, companies, economic trends, the relative attractiveness of stocks in different capitalization ranges or other matters.

Reallocation Risk. From time to time, one or more underlying portfolios may experience relatively large investments or redemptions due to reallocations or rebalancings of the portfolios by the managers. These transactions will affect the underlying portfolios, since underlying portfolios that experience redemptions as a result of reallocations or rebalancings may have to sell securities and underlying portfolios that receive additional cash will have to invest such cash. In addition, a large redemption by a portfolio in a specific underlying portfolio could also hurt the performance of another portfolio currently invested in the same underlying portfolio. While it is impossible to predict the overall impact of these transactions over time, there could also be adverse effects on a portfolio's performance to the extent that the underlying portfolios may be required to sell securities or invest cash at times when they would otherwise not do so. These transactions could also accelerate the realization of taxable income if sales of securities resulted in gains and could also increase transaction costs for the underlying portfolios. The managers are committed to minimizing such impact on the underlying portfolios to the extent consistent with pursuing the investment objective of a portfolio. The managers will at all times monitor the impact on the underlying portfolios of transactions by a portfolio.

Focused Investment Risk. Overall risk can be reduced by industry or geographic diversification, and increased by focusing investments in a limited number of geographic regions or in industries with high positive correlations to one another (e.g., different industries within broad sectors, such as technology or financial services). An underlying portfolio that focuses its investments in the securities of issuers in industries with high positive correlations to one another may be particularly vulnerable to events affecting companies in those industries because the companies may share common characteristics, are often subject to similar business risks and regulatory burdens, and often react similarly to specific economic, market, political, or other developments. Similarly, underlying portfolios that invest significant portions of their assets in a narrowly defined geographic region or in a particular foreign country may be particularly vulnerable to events affecting companies located in that region or country because the companies may share common characteristics, are often subject to similar business risks and regulatory burdens, and often react similarly to specific economic, market, political or other developments.

Stock Market Risk. An important factor for the underlying portfolios is how stock markets perform. Because a stock represents ownership in its issuer, stock prices can be hurt by poor management, shrinking product demand and other business risks. These may affect single companies as well as groups of companies. In addition, movements in financial markets may adversely affect a stock's price, regardless of how well the company performs. The market as a whole may not favor the types of investments an underlying portfolio makes and the underlying portfolio may not be able to get attractive prices for them.

Growth Investing Risk. Since growth companies usually reinvest a large portion of earnings in their own businesses, growth stocks may lack the dividends associated with value stocks that might otherwise cushion their decline in a falling market. Earnings disappointments in growth stocks often result in sharp price declines because investors buy these stocks because of their potential for superior earnings growth. Growth stocks may also be out of favor for certain periods in relation to value stocks.

Interest Rate Risk. Generally, fixed income securities will decrease in value when interest rates rise. The longer the effective maturity of an underlying portfolio's securities, the more sensitive it will be to interest rate changes. (As a general rule, a 1% rise in interest rates means a 1% fall in value for every year of duration.) As interest rates decline, the issuers of securities held by an underlying portfolio may prepay principal earlier than scheduled, forcing the underlying portfolio to reinvest in lower yielding securities. Prepayment may reduce the underlying portfolio's income. As interest rates increase, fewer issuers tend to prepay, which may extend the average life of fixed income securities and have the effect of locking in a below-market interest rate, increasing the underlying portfolio's effective duration and reducing the value of the security. Because an underlying portfolio may invest in mortgage-related securities, the portfolio is more vulnerable to both of these risks.

Credit Risk. An underlying portfolio purchasing bonds faces the risk that the creditworthiness of the issuer may decline, causing the value of its bonds to decline. In addition, an issuer may be unable or unwilling to make timely payments on the interest and principal on the bonds it has issued. Because the issuers of high yield bonds (rated below the fourth-highest category) may be in uncertain financial health, the prices of their bonds are generally more vulnerable to bad economic news or even the expectation of bad news, than those of investment grade bonds. In some cases, bonds, particularly junk bonds, may decline in credit quality or go into default.

Derivatives Risk. Risks associated with derivatives include: the risk that the derivative is not well correlated with the security, index or currency for which it is acting as a substitute; derivatives used for risk management may not have the intended effects and may result in losses or missed opportunities; the risk that the portfolio or an underlying portfolio will be unable to sell the derivative because of an illiquid secondary market; the risk that a counterparty is unwilling or unable to meet its obligation; the risk of interest rate movements; and the risk that the derivatives transaction could expose the portfolio or an underlying portfolio to the effects of leverage, which could increase the portfolio's exposure to the market and magnify potential losses that it could have if it or an underlying portfolio had not entered into these transactions. There is no guarantee that these derivatives activities will be employed or that they will work, and their use could cause lower returns or even losses to the portfolio.

Securities Lending Risk. Any loss in the market price of securities loaned by an underlying portfolio that occurs during the term of the loan would be borne by the underlying portfolio and would adversely affect that underlying portfolio's performance. Also, there may be delays in recovery of securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially while the loan is outstanding. However, loans will be made only to borrowers selected by the underlying portfolio's delegate after a review of relevant facts and circumstances, including the creditworthiness of the borrower.

Pricing Risk. At times, market conditions might make it hard to value some investments. For example, if the portfolio or an underlying portfolio has valued its securities too highly, you may end up paying too much for shares when you buy into the portfolio. If the portfolio or an underlying portfolio underestimates their price, you may not receive the full market value for your shares when you sell.

Other factors that could affect performance include:

o to the extent an underlying portfolio invests in foreign securities, it faces the risks inherent in foreign investing including adverse political, economic or social developments which could hurt portfolio performance; and

o the underlying portfolios may trade securities more actively than comparable portfolios. Upon the use of the derivatives strategy, the portfolio may also trade derivative instruments more actively than comparable portfolios. Any of these cases could raise transactions costs and thereby lower returns.

This portfolio is designed for investors who are interested in a growth-oriented, balanced asset allocation investment.

Performance

Because this is a new portfolio, it does not have a full calendar year of performance to report as of the date of this prospectus.

How Much Investors Pay


This table describes the fees and expenses that you may pay if you buy and hold portfolio shares. The portfolio's shareholders directly bear the fees and expenses of the portfolio, subject to Deutsche Investment Management Americas Inc.'s (the "advisor") contractual obligation to waive fees or reimburse expenses to maintain the portfolio's operating expenses at a specified level (see "Total Annual Operating Expenses" in the table below). The portfolio will indirectly bear its proportionate share of fees and expenses incurred by the underlying portfolios in which the portfolio is invested (see "Range of Average Weighted Net Expense Ratios" in the table below). The information in the table does not reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will increase expenses.

Fee Table                                                         Class B
--------------------------------------------------------------------------------
Annual Operating Expenses, deducted from portfolio assets
--------------------------------------------------------------------------------
Management Fee                                                     0.15%
--------------------------------------------------------------------------------
Distribution/Service (12b-1) Fee                                   0.25
--------------------------------------------------------------------------------
Other Expenses*                                                    0.35
--------------------------------------------------------------------------------
Total Annual Operating Expenses**                                  0.75
--------------------------------------------------------------------------------

*    Other expenses are based on estimated amounts for the current fiscal year.

** Through April 30, 2005, the advisor, underwriter and accounting agent have each contractually agreed to waive their respective fees to the extent necessary to maintain the portfolio's operating expenses at 0.75% of average daily net assets.

--------------------------------------------------------------------------------
Range of Average Weighted Net Expense Ratios for
underlying portfolios***                                        0.57% to 0.94%
--------------------------------------------------------------------------------
Total Annual Direct and Indirect Operating Expenses              1.47%
--------------------------------------------------------------------------------

*** Ratios reduced for contractual expense limitations and/or reimbursements where applicable, based on the most recent prospectuses.

Based on the costs above (including one year of capped expenses in each period), this example helps you compare the expenses of Class B shares to those of other mutual funds. This example assumes the expenses above remain the same. It also assumes that you invested $10,000, earned 5% annual returns, reinvested all dividends and distributions, and sold your shares at the end of each period. This is only an example; actual expenses will be different.

Example                  1 Year                       3 Years
--------------------------------------------------------------------------
Class B shares            $150                          $465
--------------------------------------------------------------------------


The Portfolio Managers

The following people handle the day-to-day management of the portfolio:

Arnim Holzer                              Inna Okounkova                          Robert Wang
Director of Deutsche Asset Management     Vice President of Deutsche Asset        Managing Director of Deutsche Asset
and Co-Manager of the portfolio.          Management and Co-Manager of            Management and Co-Manager of
o  Senior Investment Strategist for       the portfolio.                          the portfolio.
   Asset Allocation: New York.            o  Global Asset Allocation portfolio    o  Global Asset Allocation senior
o  Joined Deutsche Asset Management in       manager: New York.                      portfolio manager: New York.
   1999, having served with the firm's    o  Joined Deutsche Asset Management     o  Joined Deutsche Asset Management in
   equity and fixed-income investment        in 1999 as a quantitative analyst,      1995 as a senior fixed income
   committees after 18 years of              becoming an associate portfolio         portfolio manager after 13 years of
   experience, including 3 years             manager in 2001.                        experience at J.P. Morgan & Co.
   managing Emerging Markets Fixed        o  MS, Moscow State University.            trading fixed income, derivatives
   Income, Emerging Markets Equity, and   o  MBA, University of Chicago.             and foreign exchange products.
   Emerging Markets balanced accounts at  o  Joined the portfolio in 2004.        o  Joined the portfolio in 2004.
   New York-based Deltec Asset
   Management Corporation and in various
   positions at Neuberger & Berman,
   Bankers Trust and Chemical Bank.
o  MBA from Fordham University.
o  Joined the portfolio in 2004.

Scudder Growth Strategy Portfolio

The Portfolio's Main Investment Strategy

The portfolio seeks long-term growth of capital. It does this by investing in a portfolio of other Scudder portfolios ("underlying portfolios") that invest across a range of asset classes, utilizing a wide variety of securities and investment styles. The portfolio will always invest in the share class of an underlying portfolio with the lowest fees and expenses. Additionally, the portfolio may directly invest in derivative securities and other alternative investments to manage risk and to enhance returns.


For the Scudder Growth Strategy Portfolio, the portfolio managers will generally allocate its assets in the following ranges:

o 60-80% in underlying portfolios which invest primarily in equity securities of all capitalization levels.

o 20-40% in underlying portfolios which invest primarily in fixed-income securities of all credit qualities and maturities.


o It is expected that, in the future, the managers may invest in instruments, commonly called "derivatives," including, but not limited to, futures and forward currency exchange contracts, to attempt to manage risk and enhance returns.

While the actual allocations will vary at any given time, the managers expect that over the long term they will average out to be approximately in the middle of the allocation ranges.

In making strategic allocation decisions, the managers take a top-down approach, using a proprietary mix of qualitative and quantitative factors to arrive at a view for the securities markets. Periodically, the managers will reevaluate which portfolios to use as underlying portfolios and in which proportions, and rebalance the portfolio to approximate the then current allocation targets. The managers will also consider factors such as investment style and market capitalization weightings when making their investment decisions, in order to take advantage of medium-term trends.


It is expected that, in the future, the managers may invest in instruments, commonly called "derivatives," including, but not limited to, futures and forward currency exchange contracts, to attempt to manage risk and enhance returns. Derivatives may be used to hedge the portfolio against price fluctuations and otherwise reduce risk. Derivatives may also be used to increase the portfolio's exposure to certain markets in an attempt to enhance returns. These strategies may be used separately or in combination. The managers may also use these derivatives strategies to help maintain cash reserves or otherwise liquid assets to meet shareholder redemptions, or for other needs, while maintaining exposure to the markets. The managers will determine which derivatives instruments to purchase by using a quantitative strategy that incorporates data from various international markets. The strategy seeks to shift the emphasis on the portfolio's holdings in response to short- and medium-term changes in global markets. The use of the strategy is subject to Board approval. Shareholders will be notified prior to the use of the strategy.


The underlying portfolios use a broad range of investment styles. They can purchase many types of fixed-income and equity securities, including common stocks of companies of any size, corporate bonds of varying credit quality, US government and agency bonds, mortgage- and asset-backed securities, money market instruments and others. These securities are mainly from US issuers but may also include foreign issuers.

As a temporary defensive measure, the portfolio could shift up to 100% of assets into investments such as money market securities. This could prevent losses, but, while engaged in a temporary defensive position, the portfolio will not be pursuing its investment objective. However, the portfolio managers may choose not to use these strategies for various reasons, even in very volatile market conditions.

The Main Risks of Investing in the Portfolio


There are several risk factors that could hurt the portfolio's performance, cause you to lose money or cause the portfolio's performance to trail that of other investments. The portfolio's allocations among the underlying portfolios will change over time, causing corresponding changes in the portfolio's risk profile.

Management Risk. There is a risk that the managers will make poor decisions regarding the allocation of the portfolio's assets among the underlying portfolios, that they will implement the portfolio's allocation strategy in a manner that results in poor performance, or that, even if implemented properly, the strategy will not produce the desired results. The portfolio is also subject to the risk that the managers of the underlying portfolios could be wrong in their analysis of industries, companies, economic trends, the relative attractiveness of stocks in different capitalization ranges or other matters.

Reallocation Risk. From time to time, one or more underlying portfolios may experience relatively large investments or redemptions due to reallocations or rebalancings of the portfolios by the managers. These transactions will affect the underlying portfolios, since underlying portfolios that experience redemptions as a result of reallocations or rebalancings may have to sell securities and underlying portfolios that receive additional cash will have to invest such cash. In addition, a large redemption by a portfolio in a specific underlying portfolio could also hurt the performance of another portfolio currently invested in the same underlying portfolio. While it is impossible to predict the overall impact of these transactions over time, there could also be adverse effects on a portfolio's performance to the extent that the underlying portfolios may be required to sell securities or invest cash at times when they would otherwise not do so. These transactions could also accelerate the realization of taxable income if sales of securities resulted in gains and could also increase transaction costs for the underlying portfolios. The managers are committed to minimizing such impact on the underlying portfolios to the extent consistent with pursuing the investment objective of a portfolio. The managers will at all times monitor the impact on the underlying portfolios of transactions by a portfolio.

Focused Investment Risk. Overall risk can be reduced by industry or geographic diversification, and increased by focusing investments in a limited number of geographic regions or in industries with high positive correlations to one another (e.g., different industries within broad sectors, such as technology or financial services). An underlying portfolio that focuses its investments in the securities of issuers in industries with high positive correlations to one another may be particularly vulnerable to events affecting companies in those industries because the companies may share common characteristics, are often subject to similar business risks and regulatory burdens, and often react similarly to specific economic, market, political, or other developments. Similarly, underlying portfolios that invest significant portions of their assets in a narrowly defined geographic region or in a particular foreign country may be particularly vulnerable to events affecting companies located in that region or country because the companies may share common characteristics, are often subject to similar business risks and regulatory burdens, and often react similarly to specific economic, market, political or other developments.

Stock Market Risk. An important factor for the underlying portfolios is how stock markets perform. Because a stock represents ownership in its issuer, stock prices can be hurt by poor management, shrinking product demand and other business risks. These may affect single companies as well as groups of companies. In addition, movements in financial markets may adversely affect a stock's price, regardless of how well the company performs. The market as a whole may not favor the types of investments an underlying portfolio makes and the underlying portfolio may not be able to get attractive prices for them.

Growth Investing Risk. Since growth companies usually reinvest a large portion of earnings in their own businesses, growth stocks may lack the dividends associated with value stocks that might otherwise cushion their decline in a falling market. Earnings disappointments in growth stocks often result in sharp price declines because investors buy these stocks because of their potential for superior earnings growth. Growth stocks may also be out of favor for certain periods in relation to value stocks.

Interest Rate Risk. Generally, fixed income securities will decrease in value when interest rates rise. The longer the effective maturity of an underlying portfolio's securities, the more sensitive it will be to interest rate changes. (As a general rule, a 1% rise in interest rates means a 1% fall in value for every year of duration.) As interest rates decline, the issuers of securities held by an underlying portfolio may prepay principal earlier than scheduled, forcing the underlying portfolio to reinvest in lower yielding securities. Prepayment may reduce the underlying portfolio's income. As interest rates increase, fewer issuers tend to prepay, which may extend the average life of fixed income securities and have the effect of locking in a below-market interest rate, increasing the underlying portfolio's effective duration and reducing the value of the security. Because an underlying portfolio may invest in mortgage-related securities, the portfolio is more vulnerable to both of these risks.

Credit Risk. An underlying portfolio purchasing bonds faces the risk that the creditworthiness of the issuer may decline, causing the value of its bonds to decline. In addition, an issuer may be unable or unwilling to make timely payments on the interest and principal on the bonds it has issued. Because the issuers of high yield bonds (rated below the fourth-highest category) may be in uncertain financial health, the prices of their bonds are generally more vulnerable to bad economic news or even the expectation of bad news, than those of investment grade bonds. In some cases, bonds, particularly junk bonds, may decline in credit quality or go into default.

Derivatives Risk. Risks associated with derivatives include: the risk that the derivative is not well correlated with the security, index or currency for which it is acting as a substitute; derivatives used for risk management may not have the intended effects and may result in losses or missed opportunities; the risk that the portfolio or an underlying portfolio will be unable to sell the derivative because of an illiquid secondary market; the risk that a counterparty is unwilling or unable to meet its obligation; the risk of interest rate movements; and the risk that the derivatives transaction could expose the portfolio or an underlying portfolio to the effects of leverage, which could increase the portfolio's exposure to the market and magnify potential losses that it could have if it or an underlying portfolio had not entered into these transactions. There is no guarantee that these derivatives activities will be employed or that they will work, and their use could cause lower returns or even losses to the portfolio.

Securities Lending Risk. Any loss in the market price of securities loaned by an underlying portfolio that occurs during the term of the loan would be borne by the underlying portfolio and would adversely affect that underlying portfolio's performance. Also, there may be delays in recovery of securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially while the loan is outstanding. However, loans will be made only to borrowers selected by the underlying portfolio's delegate after a review of relevant facts and circumstances, including the creditworthiness of the borrower.

Pricing Risk. At times, market conditions might make it hard to value some investments. For example, if the portfolio or an underlying portfolio has valued its securities too highly, you may end up paying too much for shares when you buy into the portfolio. If the portfolio or an underlying portfolio underestimates their price, you may not receive the full market value for your shares when you sell.

Other factors that could affect performance include:

o to the extent an underlying portfolio invests in foreign securities, it faces the risks inherent in foreign investing including adverse political, economic or social developments which could hurt portfolio performance; and

o the underlying portfolios may trade securities more actively than comparable portfolios. Upon the use of the derivatives strategy, the portfolio may also trade derivative instruments more actively than comparable portfolios. Any of these cases could raise transactions costs and thereby lower returns.

This portfolio is designed for investors who are interested in a growth-focused asset allocation investment.

Performance

Because this is a new portfolio, it does not have a full calendar year of performance to report as of the date of this prospectus.

How Much Investors Pay

This table describes the fees and expenses that you may pay if you buy and hold portfolio shares. The portfolio's shareholders directly bear the fees and expenses of the portfolio, subject to Deutsche Investment Management Americas Inc.'s (the "advisor") contractual obligation to waive fees or reimburse expenses to maintain the portfolio's operating expenses at a specified level (see "Total Annual Operating Expenses" in the table below). The portfolio will indirectly bear its proportionate share of fees and expenses incurred by the underlying portfolios in which the portfolio is invested (see "Range of Average Weighted Net Expense Ratios" in the table below). The information in the table does not reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will increase expenses.


Fee Table                                                             Class B
--------------------------------------------------------------------------------
Annual Operating Expenses, deducted from portfolio assets
--------------------------------------------------------------------------------
Management Fee                                                     0.15%
--------------------------------------------------------------------------------
Distribution/Service (12b-1) Fee                                   0.25
--------------------------------------------------------------------------------
Other Expenses*                                                    0.35
--------------------------------------------------------------------------------
Total Annual Operating Expenses**                                  0.75
--------------------------------------------------------------------------------

*    Other expenses are based on estimated amounts for the current fiscal year.

** Through April 30, 2005, the advisor, underwriter and accounting agent have each contractually agreed to waive their respective fees to the extent necessary to maintain the portfolio's operating expenses at 0.75% of average daily net assets.

--------------------------------------------------------------------------------
Range of Average Weighted Net Expense Ratios for
underlying portfolios***                                     0.57% to 1.02%
--------------------------------------------------------------------------------
Total Annual Direct and Indirect Operating Expenses              1.50%
--------------------------------------------------------------------------------

*** Ratios reduced for contractual expense limitations and/or reimbursements where applicable, based on the most recent prospectuses.

Based on the costs above (including one year of capped expenses in each period), this example helps you compare the expenses of Class B shares to those of other mutual funds. This example assumes the expenses above remain the same. It also assumes that you invested $10,000, earned 5% annual returns, reinvested all dividends and distributions, and sold your shares at the end of each period. This is only an example; actual expenses will be different.

Example                           1 Year               3 Years
--------------------------------------------------------------------------------
Class B shares                    $153                  $474
--------------------------------------------------------------------------------


The Portfolio Managers

The following people handle the day-to-day management of the portfolio:


Arnim Holzer                              Inna Okounkova                          Robert Wang
Director of Deutsche Asset Management     Vice President of Deutsche Asset        Managing Director of Deutsche Asset
and Co-Manager of the portfolio.          Management and Co-Manager of            Management and Co-Manager of
o  Senior Investment Strategist for       the portfolio.                          the portfolio.
   Asset Allocation: New York.            o  Global Asset Allocation portfolio    o  Global Asset Allocation senior
o  Joined Deutsche Asset Management in       manager: New York.                      portfolio manager: New York.
   1999, having served with the firm's    o  Joined Deutsche Asset Management     o  Joined Deutsche Asset Management in
   equity and fixed-income investment        in 1999 as a quantitative analyst,      1995 as a senior fixed income
   committees after 18 years of              becoming an associate portfolio         portfolio manager after 13 years of
   experience, including 3 years             manager in 2001.                        experience at J.P. Morgan & Co.
   managing Emerging Markets Fixed        o  MS, Moscow State University.            trading fixed income, derivatives
   Income, Emerging Markets Equity, and   o  MBA, University of Chicago.             and foreign exchange products.
   Emerging Markets balanced accounts at  o  Joined the portfolio in 2004.        o  Joined the portfolio in 2004.
   New York-based Deltec Asset
   Management Corporation and in various
   positions at Neuberger & Berman,
   Bankers Trust and Chemical Bank.
o  MBA from Fordham University.
o  Joined the portfolio in 2004.

Scudder Income & Growth Strategy Portfolio

The Portfolio's Main Investment Strategy

The portfolio seeks a balance of current income and long-term growth of capital with an emphasis on current income. It does this by investing in a portfolio of other Scudder portfolios ("underlying portfolios") that invest across a range of asset classes, utilizing a wide variety of securities and investment styles. The portfolio will always invest in the share class of an underlying portfolio with the lowest fees and expenses. Additionally, the portfolio may directly invest in derivative securities and other alternative investments to manage risk and to enhance returns.

For Scudder Income & Growth Strategy Portfolio, the portfolio managers will generally allocate its assets in the following ranges:

o 45-75% in underlying portfolios which invest primarily in fixed-income securities of all credit qualities and maturities.

o 25-55% in underlying portfolios which invest primarily in equity securities of all capitalization levels.

o It is expected that, in the future, the managers may invest in instruments, commonly called "derivatives," including, but not limited to, futures and forward currency exchange contracts, to attempt to manage risk and enhance returns.

While the actual allocations will vary at any given time, the managers expect that over the long term they will average out to be approximately in the middle of the allocation ranges.

In making their strategic allocation decisions, the managers take a top-down approach, using a proprietary mix of qualitative and quantitative factors to arrive at a view for the securities markets. Periodically, the managers will reevaluate which portfolios to use as underlying portfolios and in which proportions, and rebalance the portfolio to approximate the then current allocation targets. The managers will also consider factors such as investment style and market capitalization weightings when making their investment decisions, in order to take advantage of medium-term trends.


It is expected that, in the future, the managers may invest in instruments, commonly called "derivatives," including, but not limited to, futures and forward currency exchange contracts, to attempt to manage risk and enhance returns. Derivatives may be used to hedge the portfolio against price fluctuations and otherwise reduce risk. Derivatives may also be used to increase the portfolio's exposure to certain markets in an attempt to enhance returns. These strategies may be used separately or in combination. The managers may also use these derivatives strategies to help maintain cash reserves or otherwise liquid assets to meet shareholder redemptions, or for other needs, while maintaining exposure to the markets. The managers will determine which derivatives instruments to purchase by using a quantitative strategy that incorporates data from various international markets. The strategy seeks to shift the emphasis on the portfolio's holdings in response to short- and medium-term changes in global markets. The use of the strategy is subject to Board approval. Shareholders will be notified prior to the use of the strategy.


The underlying portfolios use a broad range of investment styles. They can purchase many types of fixed-income and equity securities, including common stocks of companies of any size, corporate bonds of varying credit quality, US government and agency bonds, mortgage- and asset-backed securities, money market instruments and others. These securities are mainly from US issuers but may also include foreign issuers.

As a temporary defensive measure, the portfolio could shift up to 100% of assets into investments such as money market securities. This could prevent losses, but, while engaged in a temporary defensive position, the portfolio will not be pursuing its investment objective. However, the portfolio managers may choose not to use these strategies for various reasons, even in very volatile market conditions.

The Main Risks of Investing in the Portfolio

There are several risk factors that could hurt the portfolio's performance, cause you to lose money or cause the portfolio's performance to trail that of other investments. The portfolio's allocations among the underlying portfolios will change over time, causing corresponding changes in the portfolio's risk profile.


Management Risk. There is a risk that the managers will make poor decisions regarding the allocation of the portfolio's assets among the underlying portfolios, that they will implement the portfolio's allocation strategy in a manner that results in poor performance, or that, even if implemented properly, the strategy will not produce the desired results. The portfolio is also subject to the risk that the managers of the underlying portfolios could be wrong in their analysis of industries, companies, economic trends, the relative attractiveness of stocks in different capitalization ranges or other matters.

Reallocation Risk. From time to time, one or more underlying portfolios may experience relatively large investments or redemptions due to reallocations or rebalancings of the portfolios by the managers. These transactions will affect the underlying portfolios, since underlying portfolios that experience redemptions as a result of reallocations or rebalancings may have to sell securities and underlying portfolios that receive additional cash will have to invest such cash. In addition, a large redemption by a portfolio in a specific underlying portfolio could also hurt the performance of another portfolio currently invested in the same underlying portfolio. While it is impossible to predict the overall impact of these transactions over time, there could also be adverse effects on a portfolio's performance to the extent that the underlying portfolios may be required to sell securities or invest cash at times when they would otherwise not do so. These transactions could also accelerate the realization of taxable income if sales of securities resulted in gains and could also increase transaction costs for the underlying portfolios. The managers are committed to minimizing such impact on the underlying portfolios to the extent consistent with pursuing the investment objective of a portfolio. The managers will at all times monitor the impact on the underlying portfolios of transactions by a portfolio.

Focused Investment Risk. Overall risk can be reduced by industry or geographic diversification, and increased by focusing investments in a limited number of geographic regions or in industries with high positive correlations to one another (e.g., different industries within broad sectors, such as technology or financial services). An underlying portfolio that focuses its investments in the securities of issuers in industries with high positive correlations to one another may be particularly vulnerable to events affecting companies in those industries because the companies may share common characteristics, are often subject to similar business risks and regulatory burdens, and often react similarly to specific economic, market, political, or other developments. Similarly, underlying portfolios that invest significant portions of their assets in a narrowly defined geographic region or in a particular foreign country may be particularly vulnerable to events affecting companies located in that region or country because the companies may share common characteristics, are often subject to similar business risks and regulatory burdens, and often react similarly to specific economic, market, political or other developments.

Interest Rate Risk. Generally, fixed income securities will decrease in value when interest rates rise. The longer the effective maturity of an underlying portfolio's securities, the more sensitive it will be to interest rate changes. (As a general rule, a 1% rise in interest rates means a 1% fall in value for every year of duration.) As interest rates decline, the issuers of securities held by an underlying portfolio may prepay principal earlier than scheduled, forcing the underlying portfolio to reinvest in lower yielding securities. Prepayment may reduce the underlying portfolio's income. As interest rates increase, fewer issuers tend to prepay, which may extend the average life of fixed income securities and have the effect of locking in a below-market interest rate, increasing the underlying portfolio's effective duration and reducing the value of the security. Because an underlying portfolio may invest in mortgage-related securities, the portfolio is more vulnerable to both of these risks.

Credit Risk. An underlying portfolio purchasing bonds faces the risk that the creditworthiness of the issuer may decline, causing the value of its bonds to decline. In addition, an issuer may be unable or unwilling to make timely payments on the interest and principal on the bonds it has issued. Because the issuers of high yield bonds (rated below the fourth-highest category) may be in uncertain financial health, the prices of their bonds are generally more vulnerable to bad economic news or even the expectation of bad news, than those of investment grade bonds. In some cases, bonds, particularly junk bonds, may decline in credit quality or go into default.

Stock Market Risk. An important factor for the underlying portfolios is how stock markets perform. Because a stock represents ownership in its issuer, stock prices can be hurt by poor management, shrinking product demand and other business risks. These may affect single companies as well as groups of companies. In addition, movements in financial markets may adversely affect a stock's price, regardless of how well the company performs. The market as a whole may not favor the types of investments an underlying portfolio makes and the underlying portfolio may not be able to get attractive prices for them.

Growth Investing Risk. Since growth companies usually reinvest a large portion of earnings in their own businesses, growth stocks may lack the dividends associated with value stocks that might otherwise cushion their decline in a falling market. Earnings disappointments in growth stocks often result in sharp price declines because investors buy these stocks because of their potential for superior earnings growth. Growth stocks may also be out of favor for certain periods in relation to value stocks.

Derivatives Risk. Risks associated with derivatives include: the risk that the derivative is not well correlated with the security, index or currency for which it is acting as a substitute; derivatives used for risk management may not have the intended effects and may result in losses or missed opportunities; the risk that the portfolio or an underlying portfolio will be unable to sell the derivative because of an illiquid secondary market; the risk that a counterparty is unwilling or unable to meet its obligation; the risk of interest rate movements; and the risk that the derivatives transaction could expose the portfolio or an underlying portfolio to the effects of leverage, which could increase the portfolio's exposure to the market and magnify potential losses that it could have if it or an underlying portfolio had not entered into these transactions. There is no guarantee that these derivatives activities will be employed or that they will work, and their use could cause lower returns or even losses to the portfolio.

Securities Lending Risk. Any loss in the market price of securities loaned by an underlying portfolio that occurs during the term of the loan would be borne by the underlying portfolio and would adversely affect that underlying portfolio's performance. Also, there may be delays in recovery of securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially while the loan is outstanding. However, loans will be made only to borrowers selected by the underlying portfolio's delegate after a review of relevant facts and circumstances, including the creditworthiness of the borrower.

Pricing Risk. At times, market conditions might make it hard to value some investments. For example, if the portfolio or an underlying portfolio has valued its securities too highly, you may end up paying too much for shares when you buy into the portfolio. If the portfolio or an underlying portfolio underestimates their price, you may not receive the full market value for your shares when you sell.

Other factors that could affect performance include:

o to the extent an underlying portfolio invests in foreign securities, it faces the risks inherent in foreign investing including adverse political, economic or social developments which could hurt portfolio performance; and

o the underlying portfolios may trade securities more actively than comparable portfolios. Upon the use of the derivatives strategy, the portfolio may also trade derivative instruments more actively than comparable portfolios. Any of these cases could raise transactions costs and thereby lower returns.

This portfolio is designed for investors who are interested in a conservatively balanced asset allocation investment.

Performance

Because this is a new portfolio, it does not have a full calendar year of performance to report as of the date of this prospectus.

How Much Investors Pay

This table describes the fees and expenses that you may pay if you buy and hold portfolio shares. The portfolio's shareholders directly bear the fees and expenses of the portfolio, subject to Deutsche Investment Management Americas Inc.'s (the "advisor") contractual obligation to waive fees or reimburse expenses to maintain the portfolio's operating expenses at a specified level (see "Total Annual Operating Expenses" in the table below). The portfolio will indirectly bear its proportionate share of fees and expenses incurred by the underlying portfolios in which the portfolio is invested (see "Range of Average Weighted Net Expense Ratios" in the table below). The information in the table does not reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will increase expenses.


Fee Table                                                         Class B
--------------------------------------------------------------------------------
Annual Operating Expenses, deducted from portfolio assets
--------------------------------------------------------------------------------
Management Fee                                                     0.15%
--------------------------------------------------------------------------------
Distribution/Service (12b-1) Fee                                   0.25
--------------------------------------------------------------------------------
Other Expenses*                                                    0.35
--------------------------------------------------------------------------------
Total Annual Operating Expenses**                                  0.75
--------------------------------------------------------------------------------

*    Other expenses are based on estimated amounts for the current fiscal year.

** Through April 30, 2005, the advisor, underwriter and accounting agent have each contractually agreed to waive their respective fees to the extent necessary to maintain the portfolio's operating expenses at 0.75% of average daily net assets.

--------------------------------------------------------------------------------
Range of Average Weighted Net Expense Ratios for
underlying portfolios***                                      0.57% to 0.85%
--------------------------------------------------------------------------------
Total Annual Direct and Indirect Operating Expenses              1.44%
--------------------------------------------------------------------------------

*** Ratios reduced for contractual expense limitations and/or reimbursements where applicable, based on the most recent prospectuses.

Based on the costs above (including one year of capped expenses in each period), this example helps you compare the expenses of Class B shares to those of other mutual funds. This example assumes the expenses above remain the same. It also assumes that you invested $10,000, earned 5% annual returns, reinvested all dividends and distributions, and sold your shares at the end of each period. This is only an example; actual expenses will be different.

Example                     1 Year                  3
Years
--------------------------------------------------------------------------------
Class B shares              $147                    $456
--------------------------------------------------------------------------------


The Portfolio Managers

The following people handle the day-to-day management of the portfolio:


Arnim Holzer                              Inna Okounkova                          Robert Wang
Director of Deutsche Asset Management     Vice President of Deutsche Asset        Managing Director of Deutsche Asset
and Co-Manager of the portfolio.          Management and Co-Manager of            Management and Co-Manager of
o  Senior Investment Strategist for       the portfolio.                          the portfolio.
   Asset Allocation: New York.            o  Global Asset Allocation portfolio    o  Global Asset Allocation senior
o  Joined Deutsche Asset Management in       manager: New York.                      portfolio manager: New York.
   1999, having served with the firm's    o  Joined Deutsche Asset Management     o  Joined Deutsche Asset Management in
   equity and fixed-income investment        in 1999 as a quantitative analyst,      1995 as a senior fixed income
   committees after 18 years of              becoming an associate portfolio         portfolio manager after 13 years of
   experience, including 3 years             manager in 2001.                        experience at J.P. Morgan & Co.
   managing Emerging Markets Fixed        o  MS, Moscow State University.            trading fixed income, derivatives
   Income, Emerging Markets Equity, and   o  MBA, University of Chicago.             and foreign exchange products.
   Emerging Markets balanced accounts at  o  Joined the portfolio in 2004.        o  Joined the portfolio in 2004.
   New York-based Deltec Asset
   Management Corporation and in various
   positions at Neuberger & Berman,
   Bankers Trust and Chemical Bank.
o  MBA from Fordham University.
o  Joined the portfolio in 2004.

Other Policies and Risks


While the previous pages describe the main points of each portfolio's strategy and risks, there is another issue to know about:

o Although major changes tend to be infrequent, the portfolios' Board could change a portfolio's investment goal without seeking shareholder approval.

This prospectus doesn't tell you about every policy or risk of investing in the portfolios.

If you want more information on a portfolio's allowable securities and investment practices and the characteristics and risks of each one, you may want to request a copy of the Statement of Additional Information (the back cover tells you how to do this).

Keep in mind that there is no assurance that any mutual fund will achieve its goal.


Investment Advisor

Deutsche Investment Management Americas Inc. ("DeIM" or the "advisor"), which is part of Deutsche Asset Management, is the investment advisor for each portfolio. Under the supervision of the Board of Trustees, DeIM, with headquarters at 345 Park Avenue, New York, NY, makes the portfolios' investment decisions, buy and sell securities for the portfolios and conduct research that leads to these purchase and sale decisions. DeIM has more than 80 years of experience managing mutual funds and provides a full range of investment advisory services to institutional and retail clients. DeIM is also responsible for selecting brokers and dealers and for negotiating brokerage commissions and dealer charges.

Scudder Investments is part of Deutsche Asset Management, which is the marketing name in the US for the asset management activities of Deutsche Bank AG, DeIM, Deutsche Asset Management, Inc., Deutsche Asset Management Investment Services Ltd. ("DeAMIS"), Deutsche Bank Trust Company Americas and Scudder Trust Company.

Deutsche Asset Management is a global asset management organization that offers a wide range of investing expertise and resources, including hundreds of portfolio managers and analysts and an office network that reaches the world's major investment centers. This well-resourced global investment platform brings together a wide variety of experience and investment insight, across industries, regions, asset classes and investing styles.

DeIM is an indirect, wholly owned subsidiary of Deutsche Bank AG. Deutsche Bank AG is a major global banking institution that is engaged in a wide range of financial services, including investment management, mutual fund, retail, private and commercial banking, investment banking and insurance.

Effective April 30, 2004, Scudder Conservative Income Strategy Portfolio, Scudder Growth & Income Strategy Portfolio, Scudder Growth Strategy Portfolio and Scudder Income & Growth Strategy Portfolio have each entered into an investment management agreement with the advisor. The table below describes the fee rates for each portfolio:


Average Daily Net Assets                                    Fee Rates
--------------------------------------------------------------------------------
First $500 million                                           0.150%
--------------------------------------------------------------------------------
Next $500 million                                            0.140%
--------------------------------------------------------------------------------
Next $500 million                                            0.130%
--------------------------------------------------------------------------------
Next $1 billion                                              0.120%
--------------------------------------------------------------------------------
Over $2.5 billion                                            0.110%
--------------------------------------------------------------------------------

Your Investment in the Portfolios

The information in this section may affect anyone who selects one or more of these portfolios as an investment option in a variable annuity contract or variable life insurance policy that offers the portfolios. These contracts and policies are described in separate prospectuses issued by participating insurance companies. The portfolios assume no responsibility for such prospectuses.

Policies about transactions

The information in this prospectus applies to Class B shares of each portfolio. Class B shares are offered at net asset value and are subject to a 12b-1 fee.


Technically, the shareholders of Scudder Variable Series II (which includes the portfolios just described) are the participating insurance companies (the "insurance companies") that offer the portfolios as choices for holders of certain variable annuity contracts or variable life insurance policies (the "contract(s)") issued or sponsored by the insurance companies. The insurance companies effectively pass through the ownership of portfolio shares to their contract owners and some may pass through voting rights as well. The portfolios do not sell shares directly to the public. The portfolios sell shares only to separate accounts of insurance companies. As a contract owner, your premium payments are allocated to a portfolio by the insurance companies in accordance with your contract. Please see the contract prospectus that accompanies this prospectus for a detailed explanation of your contract.

Please bear in mind that there are important differences between funds available to any investor (a "Retail Fund") and those that are only available through certain financial institutions, such as insurance companies. For example, Retail Funds, unlike the portfolios, are not sold to insurance company separate accounts to support investments in variable insurance contracts. In addition, the investment objectives, policies and strategies of a portfolio, while similar to those of a Retail Fund, may not be identical. Retail Funds may be smaller or larger than a portfolio and have different expense ratios than the portfolios. As a result, the performance of a portfolio and a Retail Fund will differ.

Should any conflict between contract owners arise that would require that a substantial amount of net assets be withdrawn from a portfolio, orderly portfolio management could be disrupted to the potential detriment of contract owners in that portfolio.

The portfolios have a verification process for new insurance company accounts to help the government fight the funding of terrorism and money laundering activities. Federal law requires all financial institutions to obtain, verify and record information that identifies each insurance company that opens an account. What this means to you: When an insurance company opens an account, the portfolios will ask for its name, address and other information that will allow a portfolio to identify the company. This information will be verified to ensure the identity of all insurance companies opening an account.

For certain insurance companies, a portfolio might request additional information (for instance, a portfolio would ask for documents such as the insurance company's articles of incorporation) to help a portfolio verify the insurance company's identity.

A portfolio will not complete the purchase of any shares for an account until all information has been provided and the application has been submitted in "good order." Once the application is determined to be in good order, the purchase(s) will be effected at the net asset value per share next calculated.

A portfolio may reject a new account application if the insurance company doesn't provide any required or requested identifying information, or for other reasons.

The advisor, Scudder Distributors, Inc. and/or their affiliates may pay additional compensation from their own assets to other persons for selling, distributing and/or servicing portfolio shares. This compensation may be significant. You should talk to your insurance company to determine if this compensation influenced the advisor's recommendation of a portfolio.

Buying and Selling Shares

Each portfolio is open for business each day the New York Stock Exchange is open. Each portfolio calculates its share price every business day, as of the close of regular trading on the Exchange (typically 4 p.m. Eastern time, but sometimes earlier, as in the case of scheduled half-day trading or unscheduled suspensions of trading).


The portfolios continuously sell shares to each insurance company, without a sales charge, at the net asset value per share next determined after a proper purchase order is placed with the insurance company. The insurance company offers contract owners units in its separate accounts which directly correspond to shares in a portfolio. Each insurance company submits purchase and redemption orders to a portfolio based on allocation instructions for premium payments, transfer instructions and surrender or partial withdrawal requests for contract owners, as set forth in the accompanying prospectus for the contracts. These orders reflect the amount of premium payments to be invested, surrender and transfer requests, and other matters. Redemption orders are effected at the next net asset value per share determined after a proper redemption order is placed with the insurance company. Contract owners should look at their contract prospectuses for redemption procedures and fees.

Important information about buying and selling shares

o After receiving a contract owner's order, the insurance company buys or sells shares at the net asset value next calculated on any day a portfolio is open for business.

o Unless otherwise instructed, a portfolio normally makes payment of the proceeds from the sale of shares the next business day but always within seven calendar days.

o  The portfolios do not issue share certificates.

o The portfolios reserve the right to reject purchases of shares for any reason.

o The portfolios reserve the right to withdraw or suspend the offering of shares at any time.

o The portfolios reserve the right to reject purchases of shares or to suspend or postpone redemptions at times when the New York Stock Exchange is closed (other than customary closings), trading is restricted or when an emergency exists that prevents a portfolio from disposing of its portfolio securities or pricing its shares.

o The portfolios may refuse, cancel or rescind any purchase order; freeze any account (meaning the insurance company will not be able to purchase shares in its account); suspend account services; and/or involuntarily redeem the account if we think that the account is being used for fraudulent or illegal purposes by the insurance company; one or more of these actions will be taken when, at the sole discretion of a portfolio, they are deemed to be in a portfolio's best interest or when a portfolio is requested or compelled to do so by governmental authority or by applicable law.

o The portfolios may close and liquidate an account if a portfolio is unable to verify provided information, or for other reasons; if a portfolio decides to close the account, the shares will be redeemed at the net asset value per share next calculated after we determine to close the account; the insurance company may be subject to gain or loss on the redemption of the portfolio shares and may incur tax liability.

o Market timing -- the frequent trading of portfolio shares designed to take advantage of short-term market movements -- can harm a portfolio and its shareholders. The portfolios and their agents may reject or limit purchase orders when there appears to be a pattern of market timing or other frequent purchases and sales. Because the portfolios' shares are offered exclusively to insurance company separate accounts that fund certain insurance contracts, a portfolio generally has little or no access to the records of individual contract holders. The portfolios are dependent on the ability of these separate accounts to limit market timing and excessive trading of portfolio shares. The portfolios are working with separate accounts to assess and improve controls against inappropriate trading. There can be no assurance that market timing in the portfolios' shares will not occur.

o A contract owner's purchase order may not be accepted if the sale of portfolio shares has been suspended or if it is determined that the purchase would be detrimental to the interests of a portfolio's shareholders.

o Currently, the Board of Trustees of Scudder Variable Series II does not foresee any disadvantages to contract owners arising from the fact that the interests of contract owners may differ. Nevertheless, the Board intends to monitor events in order to identify any material irreconcilable conflicts that may possibly arise and to determine what action, if any, should be taken.

How to receive account information

If you are a contract owner, you should contact your insurance company or the organization that provides record keeping services for information about your account.


Please see the contract prospectus that accompanies this prospectus for the customer service phone number.

How to buy and sell shares

Each insurance company has different provisions about how and when their contract owners may buy and sell portfolio shares. Each insurance company is responsible for communicating its contract owners' instructions to a portfolio. Contract owners should contact their insurance company to effect transactions in a portfolio.

How the Portfolios Calculate Share Price

To calculate net asset value per share or NAV, each portfolio uses the following equation:

                   TOTAL ASSETS - TOTAL LIABILITIES
                  ----------------------------------       =  NAV
                  TOTAL NUMBER OF SHARES OUTSTANDING


The price at which you sell shares for each portfolio is also the NAV.

We typically value securities using market quotations or information furnished by a pricing service. However, we may use methods approved by the Board that are intended to reflect fair value when a market quotation or pricing service information is not readily available or when a security's value is believed to have been materially affected by a significant event, such as a natural disaster, an economic event like a bankruptcy filing, or a substantial fluctuation in domestic or foreign markets, that has occurred after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market). In such a case, a portfolio's value for a security is likely to be different from the last quoted market price or pricing service information. In addition, due to the subjective and variable nature of fair value pricing, it is possible that the value determined for a particular security may be materially different from the value realized upon such security sale.

To the extent that a portfolio invests in securities that are traded primarily in foreign markets, the value of its holdings could change at a time when you aren't able to buy or sell portfolio shares through the contract. This is because some foreign markets are open on days and at times when the portfolios don't price their shares.

Distributions

The portfolios intend to declare and distribute dividends from their net investment income and capital gains, if any, annually. Any of the portfolios may make additional distributions if necessary.

All distributions will be reinvested in shares of the portfolios unless we are informed by an insurance company that they should be paid out in cash. The insurance companies will be informed about the amount and character of distributions from the relevant portfolio for federal income tax purposes.

Taxes


Each portfolio intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and to meet all requirements necessary to avoid paying any federal income or excise taxes.

Generally, owners of variable annuity and variable life contracts are not taxed currently on income or gains realized with respect to such contracts. However, some distributions from such contracts, whether made prior to or during the annuity payment period, may be taxable at ordinary income tax rates. In addition, distributions made to an owner who is younger than 59 1/2 may be subject to a 10% penalty tax. For further information concerning federal income tax consequences for the holders of variable annuity contracts and variable life insurance policies, such holders should consult the prospectus used in connection with the issuance of their particular contracts or policies.

In order for investors to receive the favorable tax treatment available to holders of variable annuity and variable life contracts, the separate accounts underlying such contracts, as well as the funds in which such accounts invest, must meet certain diversification requirements. Each portfolio intends to comply with these requirements. If a portfolio or separate account does not meet such requirements, income allocable to the contracts associated with the separate account would be taxable currently to the holders of such contracts and income from prior periods with respect to such contracts also could be taxable.

Portfolio investments in securities of foreign issuers may be subject to withholding and other taxes at the source, including on dividend or interest payments. Participating insurance companies should consult their own tax advisors as to whether such distributions are subject to federal income tax if they are retained as part of policy reserves.

The preceding is a brief summary of certain of the relevant tax considerations. Because each shareholder and contract holder's tax situation is unique, ask your tax professional about the tax consequences of your investments, including possible foreign, state or local taxes.

Marketing and Distribution Fees

Scudder Distributors, Inc., a subsidiary of the investment advisor, is the portfolios' distributor.

Scudder Variable Series II has adopted a 12b-1 plan for all Class B shares. Under the plan, Scudder Variable Series II may make quarterly payments to the distributor for distribution and shareholder servicing related expenses incurred or paid by the distributor or a participating insurance company. No such payment shall be made with respect to any quarterly period in excess of an amount determined for such period at the annual rate of 0.25% of the average daily net assets of Class B shares during that quarterly period. Depending on the participating insurance company's corporate structure and applicable state law, the distributor may remit payments to the participating insurance company's affiliated broker-dealers or other affiliated company rather than the participating insurance company itself.

Because 12b-1 fees for Class B shares are paid out of portfolio assets on an ongoing basis, they will, over time, increase the cost of investment in Class B shares and may cost more than other types of sales charges.

Examples of expenses payable under the plan include the costs of printing and mailing materials (such as portfolio prospectuses, shareholder reports, portfolio advertisements and sales literature), holding seminars and sales meetings, providing customer service to policyholders and sales compensation.

To Get More Information

Shareholder reports -- These include commentary from each portfolio's management team about recent market conditions and a portfolio's performance. They also have detailed performance figures, a list of everything each portfolio owns and its financial statements. Shareholders get these reports automatically.

Statement of Additional Information (SAI) -- This tells you more about each portfolio's features and policies, including additional risk information. The SAI is incorporated by reference into this document (meaning that it's legally part of this prospectus).

For a free copy of any of these documents or to request other information about a portfolio, call (800) 778-1482, or contact Scudder Investments at the address listed below. These documents and other information about each portfolio are available from the EDGAR Database on the SEC's Internet site at www.sec.gov. If you like, you may obtain copies of this information, after paying a copying fee, by e-mailing a request to publicinfo@sec.gov or by writing the SEC at the address listed below. You can also review and copy these documents and other information about each portfolio, including each portfolio's SAI, at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (202) 942-8090.

Scudder Distributors, Inc.                   SEC

222 South Riverside Plaza                    450 Fifth Street, N.W.
Chicago, IL 60606-5808                       Washington, D.C. 20549-0102
(800) 778-1482                               (202) 942-8090

                                             www.sec.gov



                                             SEC File #
--------------------------------------------------------------------------------
Scudder Variable Series II                   811-5002
--------------------------------------------------------------------------------

(04/30/04) SVSII-B

                      STATEMENT OF ADDITIONAL INFORMATION


                                 April 30, 2004



                                 CLASS B SHARES

                           SCUDDER VARIABLE SERIES II

               222 South Riverside Plaza, Chicago, Illinois 60606
                                 1-800-778-1482


This combined Statement of Additional Information is not a prospectus. It should be read in conjunction with the applicable prospectus of Scudder Variable Series II (the "Fund") dated April 30, 2004, as amended from time to time. The prospectus may be obtained without charge from the Fund by calling the toll-free number listed above, and is also available along with other related materials on the Securities and Exchange Commission Internet web site (http://www.sec.gov). The prospectus is also available from the Participating Insurance Companies.


Scudder Variable Series II offers a choice of 31 portfolios, four of which are offered herein (each a "Portfolio," collectively, the "Portfolios"), to investors applying for certain variable annuity contracts and variable life insurance policies offered by Participating Insurance Companies.


The Portfolios offered herein are:

                 SCUDDER CONSERVATIVE INCOME STRATEGY PORTFOLIO
                   SCUDDER GROWTH & INCOME STRATEGY PORTFOLIO
                        SCUDDER GROWTH STRATEGY PORTFOLIO
                   SCUDDER INCOME & GROWTH STRATEGY PORTFOLIO

                                TABLE OF CONTENTS

                                                                                                                   Page
                                                                                                                   ----

INVESTMENT RESTRICTIONS...............................................................................................2

INVESTMENT POLICIES AND TECHNIQUES FOR THE PORTFOLIOS.................................................................3


INVESTMENT POLICIES AND TECHNIQUES FOR THE UNDERLYING PORTFOLIOS.....................................................23

MANAGEMENT OF THE FUND...............................................................................................84
         Investment Advisor..........................................................................................84

FUND SERVICE PROVIDERS...............................................................................................89
         Distributor.................................................................................................89
         Transfer Agent..............................................................................................90
         Custodian...................................................................................................90
         Independent Auditors........................................................................................91
         Counsel.....................................................................................................91
         Fund Accounting Agent.......................................................................................91

PORTFOLIO TRANSACTIONS...............................................................................................91

PURCHASE AND REDEMPTIONS.............................................................................................93

DIVIDENDS AND CAPITAL GAINS..........................................................................................94

TAXES................................................................................................................94

NET ASSET VALUE......................................................................................................94

TRUSTEES AND OFFICERS...............................................................................................105

FUND ORGANIZATION...................................................................................................112

PROXY VOTING GUIDELINES.............................................................................................113

ADDITIONAL INFORMATION..............................................................................................114

FINANCIAL STATEMENTS................................................................................................115

APPENDIX A..........................................................................................................116


                             INVESTMENT RESTRICTIONS

Except as otherwise indicated, each Portfolio's investment objective and policies are not fundamental and may be changed without a vote of shareholders. There can be no assurance that a Portfolio's objective will be met.

The Fund has adopted for each Portfolio certain fundamental investment restrictions that cannot be changed for a Portfolio without approval by a "majority" of the outstanding voting shares of that Portfolio. As defined in the Investment Company Act of 1940, as amended (the "1940 Act"), this means the lesser of the vote of (a) 67% of the shares of a Portfolio present at a meeting where more than 50% of the outstanding shares are present in person or by proxy or (b) more than 50% of the outstanding shares of a Portfolio.

Each Portfolio is classified as a diversified open-end management investment company. A diversified portfolio may not, with respect to 75% of total assets, invest more than 5% of total assets in the securities of a single issuer or invest in more than 10% of the outstanding voting securities of such issuer.

Each Portfolio may not, as a fundamental policy:

(1) borrow money, except as permitted under the 1940 Act, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time;

(2) issue senior securities, except as permitted under the 1940 Act, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time;

(3) concentrate its investments in a particular industry, as that term is used in the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time;

(4) engage in the business of underwriting securities issued by others, except to the extent that the Portfolio may be deemed to be an underwriter in connection with the disposition of portfolio securities;

(5) purchase or sell real estate, which term does not include securities of companies which deal in real estate or mortgages or investments secured by real estate or interests therein, except that the Portfolio reserves freedom of action to hold and to sell real estate acquired as a result of the Portfolio's ownership of securities;
(6) purchase physical commodities or contracts relating to physical commodities; or

(7) make loans except as permitted under the 1940 Act, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

With regard to Restriction (3) above, for purposes of determining the percentage of each Portfolio's total assets invested in securities of issuers having their principal business activities in a particular industry, asset-backed securities will be classified as a single industry.

If a percentage restriction is adhered to at the time of the investment, a later increase or decrease in percentage beyond the specified limit resulting from a change in values or net assets will not be considered a violation. The Fund has also adopted the following non-fundamental policies, which may be changed or eliminated for each Portfolio by the Fund's Board of Trustees without a vote of the shareholders:

As a matter of non-fundamental policy, each Portfolio does not intend to:

(1)      borrow money in an amount  greater than 5% of its total assets,  except
         (i) for temporary or emergency purposes and (ii) by engaging in reverse repurchase agreements, dollar rolls, or other investments or transactions described in the Portfolio's registration statement which may be deemed to be borrowings;

(2) purchase securities on margin or make short sales, except (i) short sales against the box, (ii) in connection with arbitrage transactions,
         (iii) for margin deposits in connection with futures contracts, options or other permitted investments, (iv) that transactions in futures contracts and options shall not be deemed to constitute selling securities short, and (v) that the Portfolio may obtain such short-term credits as may be deemed necessary for the clearance of securities transactions;

(3) purchase options, unless the aggregate premiums paid on all such options held by a Portfolio at any time do not exceed 20% of its total assets; or sell put options, if as a result, the aggregate value of the obligations underlying such put options would exceed 50% of its total assets;

(4) enter into futures contracts or purchase options thereon unless immediately after the purchase, the value of the aggregate initial margin with respect to such futures contracts entered into on behalf of a Portfolio and the premium paid for such options on futures contracts does not exceed 5% of the fair market value of a Portfolio's total assets; provided that in the case of an option that is in-the-money at the time of purchase, the in-the money amount may be excluded in computing the 5% limit;

(5) purchase warrants if as a result, such securities, taken at the lower of cost or market value, would represent more than 5% of the value of a Portfolio's total assets (for this purpose, warrants acquired in units or attached to securities will be deemed to have no value);

(6)      invest more than 15% of net assets in illiquid securities; and

(7) lend portfolio securities in an amount greater than one third of its total assets.

Master/feeder Fund Structure. The Board of Trustees have the discretion to retain the current distribution arrangement for the Portfolios while investing in a master fund in a master/feeder fund structure as described below.

A master/feeder fund structure is one in which a fund (a "feeder fund"), instead of investing directly in a portfolio of securities, invests most or all of its investment assets in a separate registered investment company (the "master fund") with substantially the same investment objective and policies as the feeder fund. Such a structure permits the pooling of assets of two or more feeder funds, preserving separate identities or distribution channels at the feeder fund level. Based on the premise that certain of the expenses of operating an investment portfolio are relatively fixed, a larger investment portfolio may eventually achieve a lower ratio of operating expenses to average net assets. An existing investment company is able to convert to a feeder fund by selling all of its investments, which involves brokerage and other transaction costs and realization of a taxable gain or loss, or by contributing its assets to the master fund and avoiding transaction costs and, if proper procedures are followed, the realization of taxable gain or loss.

              INVESTMENT POLICIES AND TECHNIQUES FOR THE PORTFOLIOS

General Investment Policies

Each Portfolio is an open-end management investment company which continuously offers and redeems shares at net asset value. Each Portfolio is a series of Scudder Variable Series II and each offers one class of shares: Class B.

Descriptions in this Statement of Additional Information of a particular investment practice or technique in which a Portfolio may engage are meant to describe the spectrum of investments that the Advisor in its discretion might, but is not required to, use in managing each Portfolio's assets. Deutsche Investment Management Americas Inc. (the "Advisor"), may in its discretion at any time employ such a practice, technique or instrument for one or more Portfolios but not for all funds advised by it. Furthermore, it is possible that certain types of financial instruments or investment techniques described herein may not be available, permissible, economically feasible or effective for their intended purposes in all markets. Certain practices, techniques or instruments may not be principal activities of the Portfolios but, to the extent employed, could from time to time have a material impact on a Portfolio's performance. It is possible that certain investment practices and techniques described below may not be permissible for a Portfolio based on its investment restrictions, as described herein, and in the Portfolios' prospectus.


The Portfolios are professionally managed portfolios which allocate their investments among select underlying Scudder portfolios (the "underlying portfolios") of Scudder Variable Series I, Scudder Variable Series II and Scudder Investments VIT Funds. Each Portfolio is designed for investors seeking a distinct investment style: a conservative investment approach ("Scudder Conservative Income Strategy Portfolio"), a balance of growth and income ("Scudder Growth & Income Strategy Portfolio"), growth of capital ("Scudder Growth Strategy Portfolio") or a balance of income and growth ("Scudder Income & Growth Strategy Portfolio"). The Portfolios have been created in response to increasing demand by investors for a simple and effective means of structuring a diversified investment program suited to their general needs. As has been well documented in the financial press, the proliferation of funds over the last several years has left many investors confused and in search of a simpler means to manage their investments. Many investors realize the value of diversifying their investments in a number of portfolios (e.g., a money market portfolio for liquidity and price stability, a growth portfolio for long-term appreciation, an income portfolio for current income and relative safety of principal), but need professional management to decide such questions as which portfolios to select, how much of their assets to commit to each portfolio and when to allocate their selections. The Portfolios will allow investors to rely on the Advisor to determine (within clearly explained parameters) the amount to invest in each of several underlying portfolios and the timing of such investments.





Derivatives Strategy. It is expected that, in the future, the managers may invest in instruments, commonly called "derivatives," including, but not limited to, futures and forward currency exchange contracts, to attempt to manage risk and enhance returns. Derivatives may be used to hedge a Portfolio against price fluctuations and otherwise reduce risk. Derivatives may also be used to increase a Portfolio's exposure to certain markets in an attempt to enhance returns. These strategies may be used separately or in combination. The managers may also use these derivatives strategies to help maintain cash reserves or otherwise liquid assets to meet shareholder redemptions, or for other needs, while maintaining exposure to the markets. The managers will determine which derivatives instruments to purchase by using a quantitative strategy that incorporates data from various international markets. The strategy seeks to shift the emphasis on a Portfolio's holdings in response to short- and medium-term changes in global markets. The use of the strategy is subject to Board approval. Shareholders will be notified prior to the use of the strategy.

The derivative disclosure below reflects only the derivative strategies which may be employed by the Portfolios. The underlying portfolios will utilize derivatives differently as described more fully in the "Investment Policies and Techniques for the Underlying Portfolios" section.




General.  It is expected  that,  in the  future,  the  Portfolios  may invest in various instruments that are commonly known as "derivatives." Generally, a derivative is a financial arrangement, the value of which is based on, or
"derived" from, a traditional security, asset or market index. Some "derivatives" such as mortgage-related and other asset-backed securities are in many respects like any other investment, although they may be more volatile and/or less liquid than more traditional debt securities. There are, in fact, many different types of derivatives and many different ways to use them. There are a range of risks associated with those uses. For example, the portfolios may use futures and options as a low-cost method of gaining exposure to a particular securities market without investing directly in those securities and for traditional hedging purposes to attempt to protect the portfolios from exposure to changing interest rates, securities prices or currency exchange rates and for cash management or other investment purposes. The use of derivatives may result in leverage, which tends to magnify the effects of an instrument's price changes as market conditions change. Leverage involves the use of a small amount of money to control a large amount of financial assets, and can in some circumstances, lead to significant losses. The portfolios will limit the leverage created by its use of derivative for investment purposes by "covering" such positions as required by the Commission. The Advisor may use derivatives in circumstances where the Advisor believes they offer an economical means of gaining exposure to a particular asset class. The use of derivatives for non-hedging purposes may be considered speculative.

The Portfolios' investment in options, futures or forward contracts, and similar strategies depend on the Advisor's judgment as to the potential risks and rewards of different types of strategies. Options and futures can be volatile investments, and may not perform as expected. If the Advisor applies a hedge at an inappropriate time or judges price trends incorrectly, options and futures strategies may lower the portfolios' return. The portfolios could also experience losses if the prices of its options and futures positions were poorly correlated with its other investments, or if it could not close out its positions because of an illiquid secondary market. Options and futures traded on foreign exchanges generally are not regulated by US authorities, and may offer less liquidity and less protection to the Portfolios in the event of default by the other party to the contract.

Options on Securities. A Portfolio may purchase and write (sell) put and call options on stocks. A call option gives the purchaser of the option the right to buy, and obligates the writer to sell, the underlying stock at the exercise price at any time during the option period. Similarly, a put option gives the purchaser of the option the right to sell, and obligates the writer to buy, the underlying stock at the exercise price at any time during the option period.

A Portfolio may write (sell) covered call and put options to a limited extent on its portfolio securities ("covered options") in an attempt to increase income through the premiums it receives for writing the option(s). However, in return for the premium, a Portfolio may forgo the benefits of appreciation on securities sold or may pay more than the market price on securities acquired pursuant to call and put options written by a portfolio.

A call option written by a Portfolio is "covered" if the portfolio owns the underlying security covered by the call or has an absolute and immediate right to acquire that security without additional cash consideration (or for additional cash consideration held in a segregated account by its custodian) upon conversion or exchange of other securities held in its portfolio. A call option is also covered if the portfolio holds a call option on the same security and in the same principal amount as the written call option where the exercise price of the call option so held (a) is equal to or less than the exercise price of the written call option or (b) is greater than the exercise price of the written call option if the difference is segregated by the Portfolios in cash or liquid securities.

When a Portfolio writes a covered call option, it gives the purchaser of the option the right to buy the underlying security at the price specified in the option (the "exercise price") by exercising the option at any time during the option period. If the option expires unexercised, the portfolio will realize income in an amount equal to the premium received for writing the option. If the option is exercised, a decision over which the portfolio has no control, the Portfolio must sell the underlying security to the option holder at the exercise price. By writing a covered call option, a Portfolio foregoes, in exchange for the premium less the commission ("net premium"), the opportunity to profit during the option period from an increase in the market value of the underlying security above the exercise price. In addition, a Portfolio may continue to hold a stock which might otherwise have been sold to protect against depreciation in the market price of the stock.

A put option written by a Portfolio is "covered" when, among other things, cash or liquid securities acceptable to the broker are placed in a segregated account to fulfill the obligations undertaken. When a Portfolio writes a covered put option, it gives the purchaser of the option the right to sell the underlying security to the Portfolio at the specified exercise price at any time during the option period. If the option expires unexercised, the Portfolio will realize income in the amount of the net premium received for writing the option. If the put option is exercised, a decision over which the Portfolio has no control, the Portfolio must purchase the underlying security from the option holder at the exercise price. By writing a covered put option, a Portfolio, in exchange for the net premium received, accepts the risk of a decline in the market value of the underlying security below the exercise price. A Portfolio will only write put options involving securities for which a determination is made at the time the option is written that the Portfolio wishes to acquire the securities at the exercise price.

A Portfolio may terminate its obligation as the writer of a call or put option by purchasing an option with the same exercise price and expiration date as the option previously written. This transaction is called a "closing purchase transaction." A Portfolio will realize a profit or loss on a closing purchase transaction if the amount paid to purchase an option is less or more, as the case may be, than the amount received from the sale thereof. To close out a position as a purchaser of an option, a Portfolio may enter into a "closing sale transaction" which involves liquidating the portfolio's position by selling the option previously purchased. Where a Portfolio cannot effect a closing purchase transaction, it may be forced to incur brokerage commissions or dealer spreads in selling securities it receives or it may be forced to hold underlying securities until an option is exercised or expires.

When a Portfolio writes an option, an amount equal to the net premium received by the portfolio is included in the liability section of the Portfolio's statement of assets and liabilities as a deferred credit. The amount of the deferred credit will be subsequently marked to market to reflect the current market value of the option written. The current market value of a traded option is the last sale price or, in the absence of a sale, the mean between the closing bid and asked price. If an option expires on its stipulated expiration date or if a portfolio enters into a closing purchase transaction, the Portfolio will realize a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was sold), and the deferred credit related to such option will be eliminated. If a call option is exercised, a portfolio will realize a gain or loss from the sale of the underlying security and the proceeds of the sale will be increased by the premium originally received. The writing of covered call options may be deemed to involve the pledge of the securities against which the option is being written. Securities against which call options are written will be identified on a Portfolio's books.

A Portfolio may also purchase call and put options on any securities in which it may invest. A Portfolio would normally purchase a call option in anticipation of an increase in the market value of such securities. The purchase of a call option would entitle the Portfolio, in exchange for the premium paid, to purchase a security at a specified price during the option period. A Portfolio would ordinarily have a gain if the value of the securities increased above the exercise price sufficiently to cover the premium and would have a loss if the value of the securities remained at or below the exercise price during the option period.

A Portfolio would normally purchase put options in anticipation of a decline in the market value of securities in its portfolio ("protective puts") or securities of the type in which it is permitted to invest. The purchase of a put option would entitle a Portfolio, in exchange for the premium paid, to sell a security, which may or may not be held by the portfolio at a specified price during the option period. The purchase of protective puts is designed merely to offset or hedge against a decline in the market value of the portfolio. Put options also may be purchased by a portfolio for the purpose of affirmatively benefiting from a decline in the price of securities that the portfolio does not own. A Portfolio would ordinarily recognize a gain if the value of the securities decreased below the exercise price sufficiently to cover the premium and would recognize a loss if the value of the securities remained at or above the exercise price. Gains and losses on the purchase of protective put options would tend to be offset by countervailing changes in the value of underlying portfolio securities.

The hours of trading for options on securities may not conform to the hours during which the underlying securities are traded. To the extent that the option markets close before the markets for the underlying securities, significant price and rate movements can take place in the underlying securities markets that cannot be reflected in the option markets. It is impossible to predict the volume of trading that may exist in such options, and there can be no assurance that viable exchange markets will develop or continue.

A Portfolio may also engage in options transactions in the over-the-counter ("OTC") market with broker-dealers who make markets in these options. At present, approximately ten broker-dealers, including several of the largest primary dealers in US government securities, make these markets. The ability to terminate OTC option positions is more limited than with exchange-traded option positions because the predominant market is the issuing broker rather than an exchange, and may involve the risk that broker-dealers participating in such transactions will not fulfill their obligations. To reduce this risk, a portfolio will purchase such options only from broker-dealers who are primary US government securities dealers recognized by the Federal Reserve Bank of New York and who agree to (and are expected to be capable of) entering into closing transactions, although there can be no guarantee that any such option will be liquidated at a favorable price prior to expiration. The Advisor will monitor the creditworthiness of dealers with whom the portfolios enter into such options transactions under the general supervision of the Portfolios' Board of Trustees. Unless the Board concludes otherwise, the Portfolios intend to treat OTC options purchased and the assets used to "cover" OTC options written as not readily marketable and therefore subject to the Portfolios' limit on investments in illiquid securities.


Options on Securities Indices. A Portfolio may also purchase and write exchange-listed and OTC put and call options on securities indices. A securities index measures the movement of a certain group of securities by assigning relative values to the securities included in the index, fluctuating with changes in the market values of the securities included in the index. Some securities index options are based on a broad market index, such as the NYSE Composite Index, or a narrower market index such as the Standard & Poor's 100 S&P (which consists of the 100 companies with the largest market capitalizations of the companies in the Standard & Poor's 500 Index). Indexes may also be based on a particular industry or market segment.


Options on securities  indices are similar to options on securities  except that
(1) the expiration cycles of securities index options are monthly, while those of securities options are currently quarterly, and (2) the delivery requirements are different. Instead of giving the right to take or make delivery of stock at a specified price, an option on a securities index gives the holder the right to receive a cash "exercise settlement amount" equal to (a) the amount, if any, by which the fixed exercise price of the option exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the underlying index on the date of exercise, multiplied by (b) a fixed "index multiplier." Receipt of this cash amount will depend upon the closing level of the securities index upon which the option is based being greater than, in the case of a call, or less than, in the case of a put, the exercise price of the index and the exercise price of the option times a specified multiple. The writer of the option is obligated, in return for the premium received, to make delivery of this amount. Securities index options may be offset by entering into closing transactions as described above for securities options.

As discussed in "Options on Securities," a Portfolio would normally purchase a call option in anticipation of an increase in the market value of the relevant index. The purchase of a call option would entitle the Portfolio, in exchange for the premium paid, to purchase the underlying securities at a specified price during the option period. A Portfolio would ordinarily have a gain if the value of the underlying securities increased above the exercise price sufficiently to cover the premium and would have a loss if the value of the securities remained at or below the exercise price during the option period.

As discussed in "Options on Securities," a Portfolio would normally purchase put options in anticipation of a decline in the market value of the relevant index ("protective puts"). The purchase of a put option would entitle the portfolio, in exchange for the premium paid, to sell the underlying securities at a specified price during the option period. The purchase of protective puts is designed merely to offset or hedge against a decline in the market value of the index. A Portfolio would ordinarily recognize a gain if the value of the index decreased below the exercise price sufficiently to cover the premium and would recognize a loss if the value of the index remained at or above the exercise price. Gains and losses on the purchase of protective put options would tend to be offset by countervailing changes in the value of the index.

Because the value of an index option depends upon movements in the level of the index rather than the price of a particular stock, whether a Portfolio will realize a gain or loss from the purchase or writing of options on an index depends upon movements in the level of stock prices in the stock market generally or, in the case of certain indices, in an industry or market segment, rather than movements in the price of a particular stock. Accordingly, successful use by a portfolio of options on stock indices will be subject to the Advisor's ability to predict correctly movements in the direction of the stock market generally or of a particular industry. This requires different skills and techniques than predicting changes in the price of individual stocks.

Options on securities indices entail risks in addition to the risks of options on securities. The absence of a liquid secondary market to close out options positions on securities indices is more likely to occur, although a portfolio generally will only purchase or write such an option if the Advisor believes the option can be closed out. Use of options on securities indices also entails the risk that trading in such options may be interrupted if trading in certain securities included in the index is interrupted. A portfolio will not purchase such options unless the Advisor believes the market is sufficiently developed such that the risk of trading in such options is no greater than the risk of trading in options on securities.

Price movements in a Portfolio's investment portfolio may not correlate precisely with movements in the level of an index and, therefore, the use of options on indices cannot serve as a complete hedge. Because options on securities indices require settlement in cash, the Advisor may be forced to liquidate portfolio securities to meet settlement obligations. A Portfolio's activities in index options may also be restricted by the requirements of the Code for qualification as a regulated investment company.

In addition, the hours of trading for options on the securities indices may not conform to the hours during which the underlying securities are traded. To the extent that the option markets close before the markets for the underlying securities, significant price and rate movements can take place in the underlying securities markets that cannot be reflected in the option markets. It is impossible to predict the volume of trading that may exist in such options, and there can be no assurance that viable exchange markets will develop or continue.

Hedging Strategies. A Portfolio may use certain strategies designed to adjust the overall risk of its investment portfolio. These "hedging" strategies involve derivative contracts, including (but not limited to) US Treasury and Eurodollar futures contracts and exchange-traded put and call options on such futures contracts. New financial products and risk management techniques continue to be developed and may be used if consistent with a portfolio's investment objective and policies. Among other purposes, these hedging strategies may be used to effectively maintain desired portfolio duration or to protect against market risk should a portfolio change its investments among different types of fixed income, equity or other securities. In this respect, these hedging strategies are designed for different purposes than the investments in wrapper agreements.

A Portfolio might not use any hedging strategies, and there can be no assurance that any strategy used will succeed. If the Advisor is incorrect in its judgment on market values, interest rates or other economic factors in using a hedging strategy, a portfolio may have lower net income and a net loss on the investment. Each of these strategies involves certain risks, which include:

o the fact that the skills needed to use hedging instruments are different from those needed to select securities for a portfolio;

o the possibility of imperfect correlation, or even no correlation, between the price movements of hedging instruments and price movements of the securities or currencies being hedged;

o possible constraints placed on a portfolio's ability to purchase or sell portfolio investments at advantageous times due to the need for a portfolio to maintain "cover" or to segregate securities; and

o the possibility that a portfolio will be unable to close out or liquidate its hedged position.

A hedge is designed to offset a loss in a Portfolio's position with a gain in the hedged position; at the same time, however, a properly correlated hedge will result in a gain in the portfolio position being offset by a loss in the hedged position. As a result, the use of options, futures and currency exchange transactions for hedging purposes could limit any potential gain from an increase in the value of the position hedged. With respect to futures contracts, since the value of portfolio securities will far exceed the value of the futures contracts sold by a Portfolio, an increase in the value of the futures contracts could only mitigate, but not totally offset, the decline in the value of a Portfolio's assets.

To the extent that a Portfolio engages in the strategies described above, that Portfolio may experience losses greater than if these strategies had not been utilized. In addition to the risks described above, these instruments may be illiquid and/or subject to trading limits, and a portfolio may be unable to close out a position without incurring substantial losses, if at all. A portfolio is also subject to the risk of default by a counterparty to an off-exchange transaction. See "Illiquid Securities."

Swap Agreements. A Portfolio may enter into swaps relating to indices, currencies, interest rates, equity and debt interests without limit. A swap transaction is an agreement between a Portfolio and a counter party to act in accordance with the terms of the swap contract. Interest rate swaps involve the exchange by a portfolio with another party of their respective commitments to pay or receive interest, such as an exchange of fixed rate payments for floating rate payments. Mortgage swaps are similar to interest rate swaps in that they represent commitments to pay and receive interest. The notional principal amount, however, is tied to a reference pool or pools of mortgages. Index swaps involve the exchange by a portfolio with another party of the respective amounts payable with respect to a notional principal amount related to one or more indexes. Currency swaps involve the exchange of cash flows on a notional amount of two or more currencies based on their relative future values. An equity swap is an agreement to exchange streams of payments computed by reference to a notional amount based on the performance of a basket of stocks or a single stock. The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payment of interest on a notional principal amount from the party selling such interest rate cap. The purchase of an interest rate floor entitles the purchaser, to the extent that a specified index falls below a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling the interest rate floor. An interest rate collar is the combination of a cap and a floor that preserves a certain return within a predetermined range of interest rates.

A Portfolio may enter into these transactions to preserve a return or spread on a particular investment or portion of its assets, to protect against currency fluctuations, as a duration management technique or to protect against any increase in the price of securities the portfolios anticipate purchasing at a later date. A Portfolio may also use such transactions for speculative purposes, such as to obtain the price performance of a security without actually purchasing the security in circumstances, for example, where the subject security is illiquid, is unavailable for direct investment or available only on less attractive terms. Swaps have special risks associated including possible default by the counterpart to the transaction, illiquidity and, where swaps are used as hedges, the risk that the use of a swap could result in losses greater than if the swap had not been employed.

A Portfolio will usually enter into swaps on a net basis (i.e. the two payment streams are netted out in a cash settlement on the payment date or dates specified in the agreement, with the portfolio receiving or paying, as the case may be, only the net amount of the two payments). Swaps do not involve the delivery of securities, other underlying assets or principal. Accordingly, the risk of loss with respect to swaps is limited to the net amount of payments that the portfolios are contractually obligated to make or receive. If the counter party to a swap defaults, a portfolio's risk of loss consists of the net amount of payments that a portfolio is contractually entitled to receive. Where swaps are entered into for good faith hedging purposes, the Advisor believes such obligations do not constitute senior securities under the 1940 Act and, accordingly, will not treat them as being subject to the portfolios' borrowing restrictions. Where swaps are entered into for other than hedging purposes, a portfolio will segregate an amount of cash or other liquid securities having a value equal to the accrued excess of its obligations over entitlements with respect to each swap on a daily basis.

Whether the use of swap agreements will be successful in furthering its investment objective will depend on the Advisor's ability to correctly predict whether certain types of investments are likely to produce greater returns than other investments. Certain swap agreements may be considered to be illiquid because they are two party contracts and because they may have terms of greater than seven days. Moreover, the portfolios bear the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counter party.

A Portfolio will minimize this risk by entering into agreements that mark to market no less frequently than quarterly.

In addition, a Portfolio will enter into swap agreements only with counter parties that would be eligible for consideration as repurchase agreement counter parties under a Portfolio's repurchase agreement guidelines. Certain restrictions imposed on the portfolios by the Code may limit a Portfolio's ability to use swap agreements. The swaps market is a relatively new market and is largely unregulated. It is possible that developments in the swaps market, including potential government regulation, could adversely affect a Portfolio's ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

Certain swap agreements are exempt from most provisions of the Commodity Exchange Act (the "CEA") and, therefore, are not regulated as futures or commodity option transactions under the CEA, pursuant to regulations approved by the CFTC effective February 22, 1993. To qualify for this exemption, a swap agreement must be entered into by eligible participants, which includes the following, provided the participant's total assets exceed established levels: a bank or trust company, savings association or credit union, insurance company, investment company subject to regulation under the 1940 Act, commodity pool, corporation, partnership, proprietorship, organization, trust or other entity, employee benefit plan, governmental entity, broker-dealer, futures commission merchant, natural person, or regulated foreign person. To be eligible, natural persons and most other entities must have total assets exceeding $10 million; commodity pools and employee benefit plans must have asset exceeding $5 million. In addition, an eligible swap transaction must meet three conditions. First, the swap agreement may not be part of a fungible class of agreements that are standardized as to their material economic terms. Second, the creditworthiness of parties with actual or potential obligations under the swap agreement must be a material consideration in entering into or determining the terms of the swap agreement, including pricing, cost or credit enhancement terms. Third, swap agreements may not be entered into and traded on or through a multilateral transaction execution facility.

This exemption is not exclusive, and participants may continue to rely on existing exclusions for swaps, such as the Policy Statement issued in July 1989 which recognized a "safe harbor" for swap transactions from regulation as futures or commodity option transactions under the CEA or its regulations. The Policy Statement applies to swap transactions settled in cash that: (1) have individually tailored terms; (2) lack exchange style offset and the use of a clearing organization or margin system; (3) are undertaken in conjunction with a line of business; and (4) are not marketed to the public.

A portfolio will not enter into any swap, cap or floor transaction unless the unsecured commercial paper, senior debt or the claims-paying ability of the other party thereto is considered to be investment grade by the Advisor. If there is a default by the other party to such a transaction, a portfolio will have contractual remedies pursuant to the agreements related to the transaction. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid in comparison with the markets for other similar instruments which are traded in the interbank market. Restrictions adopted by the CFTC may in the future restrict a Portfolio's ability to enter into swap transactions.

Futures Contracts and Options on Futures Contracts. A Portfolio may enter into futures contracts on equity securities, fixed income securities, securities indices, foreign currencies and interest rates, and purchase and write (sell) options thereon which are traded on exchanges designated by the Commodity Futures Trading Commission (the "CFTC") or, if consistent with CFTC regulations, on foreign exchanges. These futures contracts are standardized contracts for the future delivery of, among other things, a commodity, a non-US currency, an interest rate sensitive security or, in the case of index futures contracts or certain other futures contracts, a cash settlement with reference to a specified multiplier times the change in the index. An option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract.

A Portfolio may enter into futures contracts and options on futures contracts on equity securities, fixed income securities, securities indices and currencies both to manage its exposure to changing interest rates, security prices and currency exchange rates and as an efficient means of managing allocations between asset classes. Aggregate initial margin and premiums required to establish positions other than those considered by the CFTC to be "bona fide hedging" will not exceed 5% of the portfolios' net asset value.

The successful use of futures contracts and options thereon draws upon the Advisor's skill and experience with respect to such instruments and are subject to special risk considerations. A liquid secondary market for any futures or options contract may not be available when a futures or options position is sought to be closed. In addition, there may be an imperfect correlation between movements in the securities or currency in a Portfolio. Successful use of futures or options contracts is further dependent on the Advisor's ability to predict correctly movements in the securities or foreign currency markets and no assurance can be given that its judgment will be correct.

Futures Contracts. Futures contracts are contracts to purchase or sell a fixed amount of an underlying instrument, commodity or index at a fixed time and place in the future. US futures contracts have been designed by exchanges which have been designated "contracts markets" by the CFTC, and must be executed through a futures commission merchant, or brokerage firm, which is a member of the relevant contract market. Futures contracts trade on a number of exchange markets, and, through their clearing corporations, the exchanges guarantee performance of the contracts as between the clearing members of the exchange. A portfolio may enter into contracts for the purchase or sale for future delivery of equity securities, fixed-income securities, foreign currencies, or financial indices including any index of US government securities, foreign government securities or corporate debt securities. A portfolio may enter into futures contracts which are based on debt securities that are backed by the full faith and credit of the US government, such as long-term US Treasury Bonds, Treasury Notes and US Treasury Bills. A portfolio may also enter into futures contracts which are based on bonds issued by governments other than the US government. Futures contracts on foreign currencies may be used to hedge against securities that are denominated in foreign currencies.

At the same time a futures contract is entered into, a Portfolio must allocate cash or liquid securities as a deposit payment ("initial margin"). Daily thereafter, the futures contract is valued and the payment of "variation margin" may be required, since each day a Portfolio would provide or receive cash that reflects any decline or increase in the contract's value.

At the time of delivery of securities pursuant to such a contract, adjustments are made to recognize differences in value arising from the delivery of securities with a different interest rate from that specified in the contract. In some, but not many cases, securities called for by a futures contract may not have been issued when the contract was written.

Although futures contracts (other than those that settle in cash, such as index futures) by their terms call for the actual delivery or acquisition of the instrument underlying the contract, in most cases the contractual obligation is fulfilled by offset before the date of the contract without having to make or take delivery of the instrument underlying the contract. The offsetting of a contractual obligation is accomplished by entering into an opposite position in an identical futures contract on the commodities exchange on which the futures contract was entered into (or a linked exchange) calling for delivery in the same month. Such a transaction, which is effected through a member of an exchange, cancels the obligation to make or take delivery of the instrument underlying the contract. Since all transactions in the futures market are made, offset or fulfilled through a clearinghouse associated with the exchange on which the contracts are traded, the portfolios will incur brokerage fees when it enters into futures contracts.

The purpose of the acquisition or sale of a futures contract, in cases where a portfolio holds or intends to acquire equity securities or fixed-income securities, is to attempt to protect a Portfolio from fluctuations in interest or foreign exchange rates without actually buying or selling fixed-income securities or foreign currencies. For example, if interest rates were expected to increase (which thus would cause the prices of debt securities to decline), the portfolios might enter into futures contracts for the sale of debt securities. Such a sale would have much the same effect as selling an equivalent value of the debt securities owned by the a Portfolio. If interest rates did increase, the value of the debt security in the Portfolio would decline, but the value of the futures contracts to the portfolio would increase at approximately the same rate, thereby keeping the net asset value of the Portfolio from declining as much as it otherwise would have. The portfolios could accomplish similar results by selling debt securities and investing in bonds with short maturities when interest rates are expected to increase. However, since the futures market is more liquid than the cash market, the use of futures contracts as an investment technique allows the portfolios to maintain a defensive position without having to sell its portfolio securities.

Similarly, when it is expected that interest rates may decline (thus increasing the value of debt securities), futures contracts may be purchased to attempt to hedge against anticipated purchases of debt securities at higher prices. Since the fluctuations in the value of futures contracts should be similar to those of debt securities, the portfolios could take advantage of the anticipated rise in the value of debt securities without actually buying them until the market had stabilized. At that time, the futures contracts could be liquidated and a Portfolio could then buy debt securities on the cash market. The segregated assets maintained to cover a portfolio's obligations with respect to such futures contracts will consist of cash or liquid securities acceptable to the broker from its portfolio in an amount equal to the difference between the fluctuating market value of such futures contracts and the aggregate value of the initial and variation margin payments made by a Portfolio with respect to such futures contracts.

The ordinary spreads between prices in the cash and futures market, due to differences in the nature of those markets, are subject to distortions. First, all participants in the futures market are subject to initial deposit and variation margin requirements. Rather than meeting additional variation margin requirements, investors may close futures contracts through offsetting transactions which could distort the normal relationship between the cash and futures markets. Second, the liquidity of the futures market depends on most participants entering into offsetting transactions rather than making or taking delivery. To the extent that many participants decide to make or take delivery, liquidity in the futures market could be reduced, thus producing distortion. Third, from the point of view of speculators, the margin deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may cause temporary price distortions. Due to the possibility of distortion, a correct forecast of securities price, general interest rate or currency exchange rate trends by the Advisor may still not result in a successful transaction.

In addition, futures contracts entail significant risks. Although the Advisor believes that use of such contracts will benefit the Portfolios, if the Advisor's investment judgment about the general direction of interest rates or an index is incorrect, the Portfolios' overall performance would be poorer than if it had not entered into any such contract. For example, if a Portfolio has hedged against the possibility of an increase in interest rates or a decrease in an index which would adversely affect the value of securities held in its portfolio and interest rates decrease or securities prices increase instead, a Portfolio will lose part or all of the benefit of the increased value of its securities which it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if a Portfolio has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements. Such sales of securities may be, but will not necessarily be, at increased prices which reflect the rising market. A Portfolio may have to sell securities at a time when it may be disadvantageous to do so.

Futures Contracts on Securities Indices. A portfolio may also enter into futures contracts providing for the making and acceptance of a cash settlement based upon changes in the value of an index of US or non-US securities. This investment technique may be used as a low-cost method of gaining exposure to a particular securities market without investing directly in those securities or to hedge against anticipated future change in general market prices which otherwise might either adversely affect the value of securities held by the Portfolios or adversely affect the prices of securities which are intended to be purchased at a later date for the Portfolios or as an efficient means of managing allocation between asset classes. A futures contract may also be entered into to close out or offset an existing futures position.

When used for hedging purposes, each futures contract on a securities index transaction involves the establishment of a position which, the Advisor believes, will move in a direction opposite to that of the investment being hedged. If these hedging transactions are successful, the futures positions taken for a portfolio will rise in value by an amount which approximately offsets the decline in value of the portion of a portfolio's investments that are being hedged. Should general market prices move in an unexpected manner, the full anticipated benefits of futures contracts may not be achieved or a loss may be realized.

Options on Futures Contracts (including Futures Contracts on Securities Indices). A Portfolio may purchase and write (sell) options on futures contracts for hedging purposes. For example, as with the purchase of futures contracts, when a Portfolio is not fully invested, it may purchase a call option on an interest rate sensitive futures contract to hedge against a potential price increase on debt securities due to declining interest rates.

The purchase of a call option on a futures contract is similar in some respects to the purchase of a call option on an index or individual security. Depending on the pricing of the option compared to either the price of the futures contract upon which it is based or the price of the underlying debt securities, it may or may not be less risky than ownership of the futures contract or underlying debt securities.

The writing of a call option on a futures contract may constitute a partial hedge against declining prices of the underlying portfolio securities which are the same as or correlate with the security or foreign currency that is deliverable upon exercise of the futures contract. If the futures price at expiration of the option is below the price specified in the premium received for writing the option ("exercise price"), a portfolio will retain the full amount of the net premium (the premium received for writing the option less any commission), which provides a partial hedge against any decline that may have occurred in a Portfolio's holdings.

The writing of a put option on an index futures contract may constitute a partial hedge against increasing prices of the underlying securities or foreign currency that are deliverable upon exercise of the futures contract. If the futures price at expiration of the option is higher than the exercise price, a portfolio will retain the full amount of the option net premium, which provides a partial hedge against any increase in the price of securities that a portfolio intends to purchase.

If a put or call option a Portfolio has written is exercised, the Portfolio will incur a loss that will be reduced by the amount of the net premium it receives. Depending on the degree of correlation between changes in the value of its portfolio securities and changes in the value of its futures positions, a Portfolio's losses from existing options on futures may to some extent be reduced or increased by changes in the value of portfolio securities.

The purchase of a call or put option on a futures contract with respect to an index is similar in some respects to the purchase of a call or protective put option on an index. For example, a Portfolio may purchase a put option on an index futures contract to hedge against the risk of lowering securities values.

The amount of risk the portfolios assume when they purchases an option on a futures contract with respect to an index is the premium paid for the option plus related transaction costs. In addition to the correlation risks discussed above, the purchase of such an option also entails the risk that changes in the value of the underlying futures contract will not be fully reflected in the value of the option purchased.

Global Asset Allocation Strategy ("GAA Strategy"). In connection with the GAA Strategy and in addition to the securities described above, a Portfolio may
invest  in  indexed   securities,   futures  contracts  on  securities  indices,
securities representing securities of foreign issuers (e.g. ADRs, GDRs and EDRs), options on stocks, options on futures contracts, foreign currency exchange transactions and options on foreign currencies. These are discussed below, to the extent not already described above.

Indexed Securities. The indexed securities in which a Portfolio may invest include debt securities whose value at maturity is determined by reference to the relative prices of various currencies or to the price of a stock index. The value of such securities depends on the price of foreign currencies, securities indices or other financial values or statistics. These securities may be positively or negatively indexed; that is, their value may increase or decrease if the underlying instrument appreciates.

Currency Exchange Contracts. Because a Portfolio may buy and sell securities denominated in currencies other than the US dollar and receives interest, dividends and sale proceeds in currencies other than the US dollar, the Portfolios from time to time may enter into currency exchange transactions to convert to and from different foreign currencies and to convert foreign currencies to and from the US dollar. A Portfolio either enters into these transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market or uses forward contracts to purchase or sell foreign currencies.

Forward Currency Exchange Contracts. A forward currency exchange contract is an obligation by a Portfolio to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract. Forward currency exchange contracts establish an exchange rate at a future date. These contracts are transferable in the interbank market conducted directly between currency traders (usually large commercial banks and brokerages) and their customers. A forward currency exchange contract may not have a deposit requirement and may be traded at a net price without commission. A Portfolio maintains with its custodian a segregated account of cash or liquid securities in an amount at least equal to its obligations under each forward currency exchange contract. Neither spot transactions nor forward currency exchange contracts eliminate fluctuations in the prices of a Portfolio's securities or in foreign exchange rates, or prevent loss if the prices of these securities should decline.

A Portfolio may enter into foreign currency hedging transactions in an attempt to protect against changes in currency exchange rates between the trade and settlement dates of specific securities transactions or changes in currency exchange rates that would adversely affect the portfolios' position or an anticipated investment position. Since consideration of the prospect for currency parities will be incorporated into the Advisor's long-term investment decisions, a portfolio will not routinely enter into currency hedging transactions with respect to security transactions; however, the Advisor believes that it is important to have the flexibility to enter into currency hedging transactions when it determines that the transactions would be in a portfolio's best interest. Although these transactions tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time they tend to limit any potential gain that might be realized should the value of the hedged currency increase. The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of such securities between the date the forward contract is entered into and the date it matures. The projection of currency market movements is extremely difficult, and the successful execution of a hedging strategy is highly uncertain.

While these contracts are not presently regulated by the CFTC, the CFTC may in the future assert authority to regulate forward contracts. In such event a portfolio's ability to utilize forward contracts may be restricted. Forward contracts may reduce the potential gain from a positive change in the relationship between the US dollar and foreign currencies. Unanticipated changes in currency prices may result in poorer overall performance for a portfolio than if it had not entered into such contracts. The use of currency forward contracts may not eliminate fluctuations in the underlying US dollar equivalent value of the prices of or rates of return on a portfolio's foreign currency denominated portfolio securities and the use of such techniques will subject a portfolio to certain risks.

Securities Representing Securities of Foreign Issuers. A Portfolio's investments in the securities of foreign issuers may be made directly or in the form of American Depositary Receipts ("ADRs"), Global Depositary Receipts ("GDRs", also referred to as International Depositary Receipts, "IDRs"), European Depositary Receipts ("EDRs") or other similar securities representing securities of foreign issuers. These securities may not necessarily be denominated in the same currency as the securities they represent, and while designed for use as alternatives to the purchase of the underlying securities in their national markets and currencies, are subject to the same risks as the foreign securities to which they relate.

ADRs are receipts typically issued by a US bank or trust company which evidence ownership of underlying securities issued by a foreign corporation. EDRs, which are sometimes referred to as Continental Depository Receipts ("CDRs"), are receipts issued in Europe, and GDRs or IDRs are issued outside the United States. EDRs (CDRs) and GDRs (IDRs) are typically issued by non-US banks and trust companies and evidence ownership of either foreign or domestic securities. Generally, ADRs in registered form are designed for use in US securities markets, and EDRs (CDRs) and GDRs (IDRs) in bearer form are designed for use in European and non-US securities markets, respectively. For purposes of a portfolio's investment policies, depository receipts generally are deemed to have the same classification as the underlying securities they represent. Thus, a depository receipt representing ownership of common stock will be treated as common stock.

ADRs are publicly traded on exchanges or over-the-counter in the United States and are issued through "sponsored" or "unsponsored" arrangements. In a sponsored ADR arrangement, the foreign issuer assumes the obligation to pay some or all of the depository's transaction fees, whereas under an unsponsored arrangement, the foreign issuer assumes no obligations and the depository's transaction fees are paid directly by the ADR holders. In addition, less information is available in the United States about an unsponsored ADR than about a sponsored ADR.

The Underlying Portfolios

The portfolio will always invest in the share class of the underlying portfolio with the lowest fees and expenses. Each Portfolio will purchase or sell securities to: (a) accommodate purchases and sales of a Portfolio's shares, (b) change the percentages of the Portfolio's assets invested in each of the underlying portfolios in response to changing market conditions, and (c) maintain or modify the allocation of a Portfolio's assets in accordance with the Portfolio's target investment allocations.


Risk Factors of Underlying Portfolios

In pursuing their investment objectives, each of the underlying portfolios is permitted a wide range of investment techniques. The underlying portfolios' risks are determined by the nature of the securities held and the portfolio management strategies used by the Advisor. Further information about the underlying portfolios is contained in the prospectuses of such portfolios. Because each Portfolio invests in certain of the underlying portfolios, shareholders of each Portfolio will be affected by the portfolio management strategies and investment policies of the underlying portfolios in direct proportion to the amount of assets a Portfolio allocates to each underlying portfolio.


The following is a list of the underlying portfolios in which the Portfolios may invest:

Scudder Variable Series I Portfolios:                     Scudder Small Cap Growth Portfolio
Scudder Capital Growth Portfolio                          Scudder Strategic Income Portfolio
Scudder Growth & Income Portfolio                         Scudder Technology Growth Portfolio
Scudder Health Sciences Portfolio                         Scudder Total Return Portfolio
Scudder International Portfolio                           SVS Davis Venture Value Portfolio
Scudder Global Discovery Portfolio                        SVS Dreman Financial Services Portfolio
Scudder 21st Century Growth Portfolio                     SVS Dreman High Return Equity Portfolio
                                                          SVS Dreman Small Cap Value Portfolio
Scudder Variable Series II Portfolios:                    SVS Eagle Focused Large Cap Growth Portfolio
Scudder Aggressive Growth Portfolio                       SVS Focus Value+Growth Portfolio
Scudder Blue Chip Portfolio                               SVS Index 500 Portfolio

                                       14


Scudder Large Cap Value Portfolio                         SVS INVESCO Dynamic Growth Portfolio
Scudder Fixed Income Portfolio(1)                         SVS Janus Growth & Income Portfolio
Scudder Global Blue Chip Portfolio                        SVS Janus Growth Opportunities Portfolio
Scudder Government & Agency Securities Portfolio          SVS MFS Strategic Value Portfolio
Scudder Growth Portfolio                                  SVS Oak Strategic Equity Portfolio
Scudder High Income Portfolio(2)                          SVS Turner Mid Cap Growth Portfolio
Scudder International Select Equity Portfolio
Scudder Money Market Portfolio                            Scudder Real Estate Securities Portfolio

The following is a brief discussion of the investment goals and policies for each underlying portfolio:

Scudder Variable Series I: Growth and Income Portfolio. The portfolio seeks long-term growth of capital, current income and growth of income. The portfolio invests at least 65% of total assets in equities, mainly common stocks. Although the portfolio can invest in companies of any size and from any country, it invests primarily in large US companies.

Scudder Variable Series I: Capital Growth Portfolio. The portfolio seeks to maximize long-term capital growth through a broad and flexible investment program. The portfolio invests at least 65% of total assets in common stocks of US companies. Although the portfolio can invest in companies of any size, it generally focuses on established companies that are similar in size to the companies in the S&P 500 Index or the Russell 1000 Growth Index.

Scudder Variable Series I: 21st Century Growth Portfolio. The portfolio seeks long-term growth of capital by investing primarily in equity securities issued by emerging growth companies. The portfolio typically invests at least 80% of total assets in common stocks of companies that are similar in size to those in the Russell 2000 Growth Index.

Scudder Variable Series I: Global Discovery Portfolio. The portfolio seeks above-average capital appreciation over the long term. The portfolio invests at least 65% of total assets in common stocks and other equities of small companies throughout the world (companies with market values similar to the smallest 20% of the Citigroup Broad Market Index).

Scudder Variable Series I: International Portfolio. The portfolio seeks long-term growth of capital primarily through diversified holdings of marketable foreign equity investments. The portfolio invests primarily in common stocks of established companies listed on foreign exchanges, which the portfolio management team believes have favorable characteristics. Deutsche Investment Management Americas Inc. is the investment advisor for the portfolio.

Scudder Variable Series I: Health Sciences Portfolio. Under normal circumstances, the portfolio seeks long-term growth of capital by investing at least 80% of total assets, plus the amount of any borrowings for investment purposes, in common stocks of companies in the health care sector.

Scudder Variable Series II: Scudder Aggressive Growth Portfolio. The portfolio seeks capital appreciation through the use of aggressive investment techniques. The portfolio normally invests at least 65% of total assets in equities -- mainly common stocks -- of US companies.

Scudder Variable Series II: Scudder Blue Chip Portfolio. The portfolio seeks growth of capital and income. Under normal circumstances, the portfolio invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in common stocks of large US companies that are similar in size to the companies in the S&P 500 Index and that the portfolio managers believe are "blue chip" companies.

Scudder Variable Series II: Scudder Large Cap Value Portfolio. The portfolio seeks to achieve a high rate of total return. Under normal circumstances, the portfolio invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in common stocks and other equity securities of large US companies that are similar in size to the companies in the Russell 1000 Value Index and that the portfolio managers believe are undervalued.

Scudder Variable Series II: Scudder Fixed Income Portfolio. The portfolio seeks high current income. The portfolio invests for current income, not capital appreciation. Under normal circumstances, the portfolio invests at least 80% of its assets, determined at the time of purchase, in fixed income securities.

Scudder Variable Series II: Scudder Global Blue Chip Portfolio. The portfolio seeks long-term capital growth. Under normal circumstances, the portfolio invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in common stocks and other equities of companies throughout the world that the portfolio managers believe are "blue chip" companies.

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Scudder Variable Series II: Scudder  Government & Agency  Securities  Portfolio.
The portfolio seeks high current income consistent with preservation of capital. Under normal circumstances, the portfolio invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in US government securities and repurchase agreements of US government securities.

Scudder Variable Series II: Scudder Growth Portfolio. The portfolio seeks maximum appreciation of capital. The portfolio normally invests at least 65% of total assets in common stocks of large US companies that are similar in size in the companies in the Russell 1000 Growth Index.

Scudder Variable Series II: Scudder High Income Portfolio. The portfolio seeks to provide a high level of current income. Under normal circumstances, the portfolio generally invests at least 65% of net assets, plus the amount of any borrowings for investment purposes, in junk bonds, which are those rated below the fourth highest credit rating category (ie. Grade BB/Ba and below). Generally, most are from US issuers, but up to 25% of total assets could be invested in bonds denominated in US dollars or foreign currencies from foreign issuers.

Scudder Variable Series II: Scudder International Select Equity Portfolio. The portfolio seeks capital appreciation. Under normal circumstances, the portfolio invests at least 80% of its net assets, plus the amount of any borrowing for investment purposes, in equity securities and other securities with equity characteristics.

Scudder Variable Series II: Scudder Money Market Portfolio. The portfolio seeks maximum current income to the extent consistent with stability of principal. The portfolio invests exclusively in high-quality short-term securities, as well as certain repurchase agreements that are backed by high quality securities.

Scudder Variable Series II: Scudder Small Cap Growth Portfolio. The portfolio seeks maximum appreciation of investors' capital. Under normal circumstances, the portfolio invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in small capitalization stocks similar in size to those comprising the Russell 2000 Growth Index.

Scudder Variable Series II: Scudder Strategic Income Portfolio. The portfolio seeks high current return. The portfolio invests mainly in bonds issued by US and foreign corporations and governments. The portfolio may invest up to 50% of total assets in foreign bonds. The portfolio may also invest in emerging markets securities and dividend-paying common stock.

Scudder Variable Series II: Scudder Technology Growth Portfolio. The portfolio seeks growth of capital. Under normal circumstances, the portfolio invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in common stocks of US companies in the technology sector.

Scudder Variable Series II: Scudder Total Return Portfolio. The portfolio seeks high total return, a combination of income and capital appreciation. The portfolio follows a flexible investment program, investing in a mix of growth stocks and bonds. The portfolio can buy many types of securities, among them common stocks, convertible securities, corporate bonds, US government bonds, and mortgage- and asset-backed securities.

Scudder Variable Series II: SVS Davis Venture Value Portfolio. The portfolio seeks growth of capital. The portfolio invests primarily in common stock of US companies with market capitalizations of at least $5 billion.

Scudder Variable Series II: SVS Dreman Financial Services Portfolio. The portfolio seeks to provide long-term capital appreciation. Under normal circumstances, the portfolio invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in equity securities (mainly common stocks) of financial services companies.

Scudder Variable Series II: SVS Dreman High Return Equity Portfolio. The portfolio seeks to achieve a high rate of total return. Under normal circumstances, the portfolio invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in common stocks and other equity securities. The portfolio focuses on stocks of large US companies that are similar in size to the companies in the S&P 500 Index and that the portfolio managers believe are undervalued.

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Scudder Variable Series II: SVS Dreman Small Cap Value Portfolio.  The portfolio seeks long-term capital appreciation. Under normal circumstances, the portfolio invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in undervalued common stocks of small US companies, which the portfolio defines as companies that are similar in market value to those in the Russell 2000 Value Index.

Scudder Variable Series II: SVS Eagle Focused Large Cap Growth Portfolio. The portfolio seeks growth through long-term capital appreciation. Under normal circumstances, the portfolio invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in the equity securities of seasoned, financially strong US growth companies that are similar in size to the companies in the Russell 1000 Growth Index.

Scudder Variable Series II: SVS Focus Value + Growth Portfolio. The portfolio seeks growth of capital through a portfolio of growth and value stocks. The portfolio normally invests at least 65% of total assets in US common stocks.

Scudder Variable Series II: SVS Index 500 Portfolio. The portfolio seeks returns that, before expenses, correspond to the total return of US common stocks as represented by the Standard & Poor's 500 Index. The portfolio seeks to match, as closely as possible before expenses, the performance of the S&P 500 Index, which emphasizes stocks and securities of large US companies. It does this by investing, under normal circumstances, at least 80% of total assets, plus the amount of any borrowings for investment purposes, in common stocks and securities included in the S&P 500 Index.

Scudder Variable Series II: SVS INVESCO Dynamic Growth Portfolio. The portfolio seeks long-term capital growth. The portfolio normally invests at least 65% of its net assets in common stocks of mid-size companies. The portfolio considers a company to be a mid-capitalization company if it has a market capitalization, at the time of purchase, within the range of the largest and smallest capitalized companies included in the Russell MidCap Index during the most recent 11-month period (based on month-end data) plus the most recent data during the current month.

Scudder Variable Series II: SVS Janus Growth And Income Portfolio. The portfolio seeks long-term capital growth and current income. It may invest up to 75% of its total assets in equity securities selected primarily for their growth potential and at least 25% of its total assets in securities the portfolio manager believes have income potential.

Scudder Variable Series II: SVS Janus Growth Opportunities Portfolio. The portfolio seeks long-term growth of capital in a manner consistent with the preservation of capital. The portfolio invests primarily in equity securities selected for their growth potential.

Scudder Variable Series II: SVS MFS Strategic Value Portfolio. The portfolio's investment objective is to provide capital appreciation. The portfolio invests, under normal market conditions, at least 65% of its net assets in common stocks and related securities, such as preferred stocks, convertible securities and depositary receipts, of companies which the manager believes are undervalued in the market relative to their long term potential.

Scudder Variable Series II: SVS Oak Strategic Equity Portfolio. The portfolio seeks long-term capital growth. Under normal circumstances, the portfolio invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in equity securities. The portfolio invests primarily in common stocks of established US companies with large market capitalizations (in excess of $5 billion).

Scudder Variable Series II: SVS Turner Mid Cap Growth Portfolio. The portfolio seeks capital appreciation. The portfolio pursues its objective by investing in common stocks and other equity securities of US companies with medium market capitalizations that the portfolio managers believe have strong earnings growth potential.





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Scudder Real Estate  Securities  Portfolio (a series of Scudder  Investments VIT
Funds). The portfolio's investment objectives are long-term capital appreciation and current income. Under normal circumstances, the Portfolio intends to keep at least 80% of its net assets, plus the amount of any borrowing for investment purposes (calculated at the time of any investment), invested in equity securities of real estate investment trusts and real estate companies.


        INVESTMENT POLICIES AND TECHNIQUES FOR THE UNDERLYING PORTFOLIOS


Scudder Variable Series I Underlying Portfolios


Asset-Indexed Securities. Health Sciences Portfolio may purchase asset-indexed securities which are debt securities usually issued by companies in precious metals related businesses such as mining, the principal amount, redemption terms, or interest rates of which are related to the market price of a specified precious metal. The Portfolio will only enter into transactions in publicly traded asset-indexed securities. Market prices of asset-indexed securities will relate primarily to changes in the market prices of the precious metals to which the securities are indexed rather than to changes in market rates of interest. However, there may not be a perfect correlation between the price movements of the asset-indexed securities and the underlying precious metals. Asset-indexed securities typically bear interest or pay dividends at below market rates (and in certain cases at nominal rates). The Portfolio may purchase asset-indexed securities to the extent permitted by law.

Bank and Savings and Loan Obligations. These obligations include negotiable certificates of deposit, bankers' acceptances, deposit notes, fixed time deposits or other short-term bank obligations. Certificates of deposit are negotiable certificates evidencing the obligations of a bank to repay funds deposited with it for a specified period of time. The Fund may invest in certificates of deposit of large domestic banks and their foreign branches, large US regulated subsidiaries of large foreign banks (i.e., banks which at the time of their most recent annual financial statements show total assets in excess of $1 billion), and of smaller banks as described below. Although the Fund recognizes that the size of a bank is important, this fact alone is not necessarily indicative of its creditworthiness.

Borrowing. As a matter of fundamental policy, each Portfolio will not borrow money, except as permitted under the 1940 Act, and as interpreted by regulatory authority having jurisdiction, from time to time. While the Trustees do not currently intend to borrow for investment leveraging purposes, if such a strategy were implemented in the future it would increase a Portfolio's volatility and the risk of loss in a declining market. Borrowing by a Portfolio will involve special risk considerations. Although the principal of a Portfolio's borrowings will be fixed, the Portfolio's assets may change in value during the time that a borrowing is outstanding, thus increasing exposure to capital risk.

Collateralized Mortgage Obligations ("CMOs"). CMOs are hybrids between a mortgage-backed bond and mortgage pass-through securities. Similar to a bond, interest and prepaid principal are paid, in most cases, semiannually. CMOs may be collateralized by whole mortgage loans but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by GNMA, FHLMC, or Fannie Mae, and their income streams.

CMOs are structured into multiple classes, each bearing a different stated maturity. Actual maturity and average life will depend upon the prepayment experience of the collateral. CMOs provide for a modified form of call protection through a de facto breakdown of the underlying pool of mortgages according to how quickly the loans are repaid. Monthly payment of principal received from the pool of underlying mortgages, including prepayments, is first returned to investors holding the shortest maturity class. Investors holding the longer maturity classes receive principal only after the first class has been retired. An investor is partially guarded against a sooner than desired return of principal because of the sequential payments. The prices of certain CMOs, depending on their structure and the rate of prepayments, can be volatile. Some CMOs may also not be as liquid as other securities.

In a typical CMO transaction, a corporation issues multiple series, (e.g., A, B, C, Z) of CMO bonds ("Bonds"). Proceeds of the Bond offering are used to purchase mortgages or mortgage pass-through certificates ("Collateral"). The Collateral is pledged to a third party trustee as security for the Bonds. Principal and interest payments from the Collateral are used to pay principal on the Bonds in the order A, B, C, Z. The Series A, B, and C bonds all bear current interest. Interest on the Series Z Bond is accrued and added to principal and a like amount is paid as principal on the Series A, B, or C Bond currently being paid off. When the Series A, B, and C Bonds are paid in full, interest and principal on the Series Z Bond begins to be paid currently. With some CMOs, the issuer serves as a conduit to allow loan originators (primarily builders or savings and loan associations) to borrow against their loan portfolios.

Combined Transactions. Each Portfolio may enter into multiple transactions, including multiple options transactions, multiple futures transactions and multiple interest rate transactions and any combination of futures, options and interest rate transactions ("component" transactions), instead of a single Strategic Transaction, as part of a single or combined strategy when, in the opinion of the Adviser, it is in the best interests of a Portfolio to do so. A combined transaction will usually contain elements of risk that are present in each of its component transactions. Although combined transactions are normally entered into based on the Adviser's judgment that the combined strategies will reduce risk or otherwise more effectively achieve the desired portfolio management goal, it is possible that the combination will instead increase such risks or hinder achievement of the portfolio management objective.

Commercial Paper. Commercial paper consists of short-term, unsecured promissory notes issued to finance short-term credit needs. The commercial paper purchased by a fund will consist only of direct obligations issued by domestic and foreign entities.

Corporate Obligations. Investment in corporate debt obligations involves credit and interest rate risk. The value of fixed-income investments will fluctuate with changes in interest rates and bond market conditions, tending to rise as interest rates decline and to decline as interest rates rise. Corporate debt obligations generally offer less current yield than securities of lower quality, but lower-quality securities generally have less liquidity, greater credit and market risk, and as a result, more price volatility. Longer-term bonds are, however, generally more volatile than bonds with shorter maturities.

Dollar Roll Transactions. Dollar roll transactions consist of the sale by a Portfolio to a bank or broker/dealer (the "counterparty") of GNMA certificates or other mortgage-backed securities together with a commitment to purchase from the counterparty similar, but not identical, securities at a future date, at the same price. The counterparty receives all principal and interest payments, including prepayments, made on the security while it is the holder. A Portfolio receives a fee from the counterparty as consideration for entering into the commitment to purchase. Dollar rolls may be renewed over a period of several months with a different purchase and repurchase price fixed and a cash settlement made at each renewal without physical delivery of securities. Moreover, the transaction may be preceded by a firm commitment agreement pursuant to which a Portfolio agrees to buy a security on a future date.

Each Portfolio will segregate cash, US Government securities or other liquid assets in an amount sufficient to meet their purchase obligations under the transactions. The Portfolios will also maintain asset coverage of at least 300% for all outstanding firm commitments, dollar rolls and other borrowings.

Dollar rolls may be treated for purposes of the of 1940 Act, as amended, as borrowings of each Portfolio because they involve the sale of a security coupled with an agreement to repurchase. A dollar roll involves costs to the Portfolio. For example, while a Portfolio receives a fee as consideration for agreeing to repurchase the security, the Fund forgoes the right to receive all principal and interest payments while the counterparty holds the security. These payments to the counterparty may exceed the fee received by the Portfolio, thereby effectively charging the Portfolio interest on its borrowing. Further, although a Portfolio can estimate the amount of expected principal prepayment over the term of the dollar roll, a variation in the actual amount of prepayment could increase or decrease the cost of the Portfolio's borrowing.

The entry into dollar rolls involves potential risks of loss that are different from those related to the securities underlying the transactions. For example, if the counterparty becomes insolvent, a Portfolio's right to purchase from the counterparty might be restricted. Additionally, the value of such securities may change adversely before a Fund is able to purchase them. Similarly, a Portfolio may be required to purchase securities in connection with a dollar roll at a higher price than may otherwise be available on the open market. Since, as noted above, the counterparty is required to deliver a similar, but not identical security to a Portfolio, the security that the Portfolio is required to buy under the dollar roll may be worth less than an identical security.Finally, there can be no assurance that each Portfolio's use of the cash that it receives from a dollar roll will provide a return that exceeds borrowing costs.

Eastern Europe. Global Discovery Portfolio may invest up to 5% of its total assets in the securities of issuers domiciled in Eastern European countries. Investments in companies domiciled in Eastern European countries may be subject to potentially greater risks than those of other foreign issuers. These risks include (i) potentially less social, political and economic stability; (ii) the small current size of the markets for such securities and the low volume of trading, which result in less liquidity and in greater price volatility; (iii) certain national policies which may restrict the Portfolio's investment opportunities, including restrictions on investment in issuers or industries deemed sensitive to national interests; (iv) foreign taxation; (v) the absence of developed legal structures governing private or foreign investment or allowing for judicial redress for injury to private property; (vi) the absence, until recently in certain Eastern European countries, of a capital market structure or market-oriented economy; and (vii) the possibility that recent favorable economic developments in Eastern Europe may be slowed or reversed by unanticipated political or social events in such countries, or in the countries of the former Soviet Union.

Investments in such countries involve risks of nationalization, expropriation and confiscatory taxation. The Communist governments of a number of East European countries expropriated large amounts of private property in the past, in many cases without adequate compensation, and there may be no assurance that such expropriation will not occur in the future. In the event of such expropriation, the Portfolio could lose a substantial portion of any investments it has made in the affected countries. Further, no accounting standards exist in East European countries. Finally, even though certain East European currencies may be convertible into US dollars, the conversion rates may be artificial to the actual market values and may be adverse to the Portfolio.

Eurodollar Instruments. Each Portfolio may make investments in Eurodollar instruments. Eurodollar instruments are US dollar-denominated futures contracts or options thereon which are linked to the London Interbank Offered Rate ("LIBOR"), although foreign currency-denominated instruments are available from time to time. Eurodollar futures contracts enable purchasers to obtain a fixed rate for the lending of funds and sellers to obtain a fixed rate for borrowings. Each Portfolio might use Eurodollar futures contracts and options thereon to hedge against changes in LIBOR, to which many interest rate swaps and fixed income instruments are linked.

Eurodollar Obligations. Eurodollar bank obligations are US dollar-denominated certificates of deposit and time deposits issued outside the US capital markets by foreign branches of US banks and US branches of foreign banks. Eurodollar obligations are subject to the same risks that pertain to domestic issues, notably credit risk, market risk and liquidity risk. Additionally, Eurodollar obligations are subject to certain sovereign risks.

FHLMC Collateralized Mortgage Obligations. Federal Home Loan Mortgage Corporation ("FHLMC") CMOs are debt obligations of FHLMC issued in multiple classes having different maturity dates which are secured by the pledge of a pool of conventional mortgage loans purchased by FHLMC. Unlike FHLMC PCs, payments of principal and interest on the CMOs are made semiannually, as opposed to monthly. The amount of principal payable on each semiannual payment date is determined in accordance with FHLMC's mandatory sinking fund schedule, which, in turn, is equal to approximately 100% of FHA prepayment experience applied to the mortgage collateral pool. All sinking fund payments in the CMOs are allocated to the retirement of the individual classes of bonds in the order of their stated maturities. Payment of principal on the mortgage loans in the collateral pool in excess of the amount of FHLMC's minimum sinking fund obligation for any payment date are paid to the holders of the CMOs as additional sinking fund payments. Because of the "pass-through" nature of all principal payments received on the collateral pool in excess of FHLMC's minimum sinking fund requirement, the rate at which principal of the CMOs is actually repaid is likely to be such that each class of bonds will be retired in advance of its scheduled maturity date.

If collection of principal (including prepayments) on the mortgage loans during any semiannual payment period is not sufficient to meet FHLMC's minimum sinking fund obligation on the next sinking fund payment date, FHLMC agrees to make up the deficiency from its general funds.

Criteria for the mortgage loans in the pool backing the CMOs are identical to those of FHLMC PCs. FHLMC has the right to substitute collateral in the event of delinquencies and/or defaults.

Foreign Currencies. Because investments in foreign securities usually will involve currencies of foreign countries, and because a Portfolio may hold foreign currencies and forward contracts, futures contracts and options on foreign currencies and foreign currency futures contracts, the value of the assets of a Portfolio as measured in US dollars may be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations, and a Portfolio may incur costs and experience conversion difficulties and uncertainties in connection with conversions between various currencies. Fluctuations in exchange rates may also affect the earning power and asset value of the foreign entity issuing the security.

The strength or weakness of the US dollar against these currencies is responsible for part of a Portfolio's investment performance. If the dollar falls in value relative to the Japanese yen, for example, the dollar value of a Japanese stock held in the portfolio will rise even though the price of the stock remains unchanged. Conversely, if the dollar rises in value relative to the yen, the dollar value of the Japanese stock will fall.

Although a Portfolio values its assets daily in terms of US dollars, it does not intend to convert its holdings of foreign currencies into US dollars on a daily basis. It will do so from time to time, and investors should be aware of the costs of currency conversion. Although foreign exchange dealers typically do not charge a fee for conversion, they do realize a profit based on the difference (the "spread") between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to a Portfolio at one rate, while offering a lesser rate of exchange should a Portfolio desire to resell that currency to the dealer. The Portfolio will conduct its foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or through entering into options or forward or futures contracts to purchase or sell foreign currencies.

Foreign Currency Transactions. Capital Growth and International Portfolios may enter into forward foreign currency exchange contracts ("forward contracts") for hedging purposes. These Portfolios may also, for hedging purposes, purchase foreign currencies in the form of bank deposits as well as other foreign money market instruments, including but not limited to, bankers' acceptances, certificates of deposit, commercial paper, short-term government and corporate obligations and repurchase agreements. International Portfolio may also enter into foreign currency futures contracts and foreign currency options.

Because investments in foreign companies usually will involve currencies of foreign countries, and because the Portfolios temporarily may hold funds in bank deposits in foreign currencies during the completion of investment programs, the value of their assets as measured in US dollars may be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations, and they may incur costs in connection with conversions between various currencies. Although the Portfolios value their assets daily in terms of US dollars, they do not intend to convert their holdings of foreign currencies into US dollars on a daily basis. They will do so from time to time, and investors should be aware of the costs of currency conversion. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (the "spread") between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to the Portfolios at one rate, while offering a lesser rate of exchange should the Portfolios desire to resell that currency to the dealer. The Portfolios will conduct their foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency
exchange  market,   or  through  entering  into  forward  or,  in  the  case  of
International   Portfolio,   futures  contracts  to  purchase  or  sell  foreign
currencies.

A forward contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirement, and no commissions are charged at any stage for trades.

A foreign currency futures contract is a standardized contract for the future delivery of a specified amount of a foreign currency at a future date at a price set at the time of the contract. The agreed price may be fixed or within a specified range of prices. Foreign currency futures contracts traded in the United States are designed by and traded on exchanges regulated by the Commodity Futures Trading Commission ("CFTC"), such as the Chicago Mercantile Exchange. Futures contracts involve brokerage costs, which may vary from less than 1% to 2.5% of the contract price, and require parties to the contract to make "margin" deposits to secure performance of the contract. International Portfolio would also be required to segregate assets to cover contracts that would require it to purchase foreign currencies. International

Portfolio would enter into futures contracts solely for hedging or other appropriate risk management purposes as defined in CFTC regulations.

Forward contracts differ from foreign currency futures contracts in certain respects. For example, the maturity date of a forward contract may be any fixed number of days from the date of the contract agreed upon by the parties, rather than a predetermined date in a given month, and they may be in any amounts agreed upon by the parties rather than predetermined amounts. Also, forward contracts are traded directly between currency traders so that no intermediary is required. A forward contract generally requires no margin or other deposit.

Upon the maturity of a forward or foreign currency futures contract a Portfolio may either accept or make delivery of the currency specified in the contract or, at or prior to maturity, enter into a closing purchase transaction involving the purchase or sale of an offsetting contract. Closing purchase transactions with respect to forward contracts are usually effected with the currency trader who is a party to the original forward contract. Closing purchase transactions with respect to futures contracts are effected on a commodities exchange; a clearing corporation associated with the exchange assumes responsibility for closing out such contracts.

A Portfolio may enter into forward contracts and foreign currency futures contracts under certain circumstances. When a Portfolio enters into a contract for the purchase or sale of a security denominated in a foreign currency, or when a Portfolio anticipates the receipt in a foreign currency of dividends or interest payments on such a security which it holds, the Portfolio may desire to "lock in" the US dollar price of the security or the US dollar equivalent of such dividend or interest payment, as the case may be. By entering into a forward or futures contract for the purchase or sale, for a fixed amount of dollars, of the amount of foreign currency involved in the underlying transactions, the Portfolio will attempt to protect itself against a possible loss resulting from an adverse change in the relationship between the US dollar and the foreign currency during the period between the date on which the security is purchased or sold, or on which the dividend or interest payment is declared, and the date on which such payments are made or received.

Additionally, when management of a Portfolio believes that the currency of a particular foreign country may suffer a substantial decline against the US dollar, it may enter into a forward or futures contract to sell, for a fixed amount of dollars, the amount of foreign currency approximating the value of some or all of the Portfolio's securities denominated in such foreign currency. The precise matching of the forward or futures contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date on which the contract is entered into and the date it matures. The precise projection of short-term currency market movements is not possible, and short-term hedging provides a means of fixing the dollar value of a portion of the Portfolio's foreign assets.

The Portfolios do not intend to enter into such forward or futures contracts to protect the value of their portfolio securities on a regular continuous basis, and will not do so if, as a result, a Portfolio will have more than 15% of the value of its total assets committed to the consummation of such contracts. A Portfolio also will not enter into such forward or foreign currency futures contracts or maintain a net exposure to such contracts where the consummation of the contracts would obligate the Portfolio to deliver an amount of foreign currency in excess of the value of the Portfolio's securities or other assets denominated in that currency. Under normal circumstances, consideration of the prospect for currency parities will be incorporated into the long-term investment decisions made with regard to overall diversification strategies. However, the Portfolios believe that it is important to have the flexibility to enter into such forward or foreign currency futures contracts when each determines that the best interests of the Portfolio will be served.

Except when a Portfolio enters into a forward contract for the purpose of the purchase or sale of a security denominated in a foreign currency, Brown Brothers Harriman & Co. or State Street Bank and Trust Company (each a "Custodian"), will place cash or liquid securities into a segregated account of the Portfolio in an amount equal to the value of the Portfolio's total assets committed to the consummation of forward contracts (or the Portfolio's forward contracts will be otherwise covered consistent with applicable regulatory policies) and foreign currency futures contracts that require the Portfolio to purchase foreign currencies. If the value of the securities placed in the segregated account declines, additional cash or securities will be placed in the account on a daily basis so that the value of the account will equal the amount of the Portfolio's commitments with respect to such contracts.

The Portfolios generally will not enter into a forward or foreign currency futures contract with a term of greater than one year. It also should be realized that this method of protecting the value of a Portfolio's securities against a decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities. It simply establishes a rate of exchange which the Portfolio can achieve at some future point in time.

While the Portfolios will enter into forward and, in the case of International Portfolio, foreign currency futures contracts and foreign currency options to reduce currency exchange rate risks, transactions in such contracts involve certain other risks. Thus, while a Portfolio may benefit from such transactions, unanticipated changes in currency prices may result in a poorer overall performance for the Portfolio than if it had not engaged in any such transaction. Moreover, there may be imperfect correlation between the value of the Portfolio's holdings of securities denominated in a particular currency and forward or futures contracts entered into by the Portfolio. Such imperfect correlation may prevent the Portfolio from achieving a complete hedge or expose the Portfolio to risk of foreign exchange loss.

International Portfolio may purchase options on foreign currencies for hedging purposes in a manner similar to that of transactions in forward contracts. For example, a decline in the dollar value of a foreign currency in which portfolio securities are denominated will reduce the dollar value of such securities, even if their value in the foreign currency remains constant. In order to protect against such decreases in the value of portfolio securities, the Portfolio may purchase put options on the foreign currency. If the value of the currency declines, the Portfolio will have the right to sell such currency for a fixed amount of dollars which exceeds the market value of such currency. This would result in a gain that may offset, in whole or in part, the negative effect of currency depreciation on the value of the Portfolio's securities denominated in that currency.

Conversely, if a rise in the dollar value of a currency is projected for those securities to be acquired, thereby increasing the cost of such securities, International Portfolio may purchase call options on such currency. If the value of such currency increased, the purchase of such call options would enable the Portfolio to purchase currency for a fixed amount of dollars which is less than the market value of such currency. Such a purchase would result in a gain that may offset, at least partially, the effect of any currency related increase in the price of securities the Portfolio intends to acquire. As in the case of other types of options transactions, however, the benefit the Portfolio derives from purchasing foreign currency options will be reduced by the amount of the premium and related transaction costs. In addition, if currency exchange rates do not move in the direction or to the extent anticipated, the Portfolio could sustain losses on transactions in foreign currency options which would deprive it of a portion or all of the benefits of advantageous changes in such rates.

International Portfolio may close out its position in a currency option by either selling the option it has purchased or entering into an offsetting option.

Foreign Fixed Income Securities. Since most foreign fixed income securities are not rated, a Portfolio will invest in foreign fixed income securities based on the Advisor's analysis without relying on published ratings. Since such investments will be based upon the Advisor's analysis rather than upon published ratings, achievement of a Portfolio's goals may depend more upon the abilities of the Advisor than would otherwise be the case.

The value of the foreign fixed income securities held by a Portfolio, and thus the net asset value of a Portfolio's shares, generally will fluctuate with (a) changes in the perceived creditworthiness of the issuers of those securities,
(b) movements in interest rates, and (c) changes in the relative values of the currencies in which a Portfolio's investments in fixed income securities are denominated with respect to the US Dollar. The extent of the fluctuation will depend on various factors, such as the average maturity of a Portfolio's investments in foreign fixed income securities, and the extent to which a Portfolio hedges its interest rate, credit and currency exchange rate risks. A longer average maturity generally is associated with a higher level of volatility in the market value of such securities in response to changes in market conditions.

Investments in sovereign debt, including Brady Bonds, involve special risks. Brady Bonds are debt securities issued under a plan implemented to allow debtor nations to restructure their outstanding commercial bank indebtedness. Foreign governmental issuers of debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or pay interest when due. In the event of default, there may be limited or no legal recourse in that, generally, remedies for defaults must be pursued in the courts of the defaulting party. Political conditions, especially a sovereign entity's willingness to meet the terms of its fixed income securities, are of considerable significance. Also, there can be no assurance that the holders of commercial bank loans to the same sovereign entity may not contest payments to the holders of sovereign debt in the event of default under commercial bank loan agreements. In addition, there is no bankruptcy proceeding with respect to sovereign debt on which a sovereign has defaulted, and a Portfolio may be unable to collect all or any part of its investment in a particular issue. Foreign investment in certain sovereign debt is restricted or controlled to varying degrees, including requiring governmental approval for the repatriation of income, capital or proceeds of sales by foreign investors. These restrictions or controls may at times limit or preclude foreign investment in certain sovereign debt or increase the costs and expenses of a Portfolio. Sovereign debt may be issued as part of debt restructuring and such debt is to be considered speculative. There is a history of defaults with respect to commercial bank loans by public and private entities issuing Brady Bonds. All or a portion of the interest payments and/or principal repayment with respect to Brady Bonds may be uncollateralized.


Foreign Securities Investment. Growth and Income, Capital Growth, 21st Century Growth, Global Discovery and International Portfolios may each invest, except as applicable to debt securities generally, in US dollar-denominated foreign debt securities (including those issued by the Dominion of Canada and its provinces and other debt securities which meet the criteria applicable to the Portfolio's domestic investments), and in certificates of deposit issued by foreign banks and foreign branches of United States banks, to any extent deemed appropriate by the Advisor. Bond Portfolio may invest up to 25% of its assets in non-US dollar-denominated foreign debt securities. Balanced Portfolio may invest up to 20% of its debt securities in non-US dollar-denominated foreign debt securities, and may invest up to 25% of its equity securities in non-US dollar-denominated foreign equity securities. Growth and Income Portfolio may invest up to 25% of its assets in non-US dollar denominated equity securities of foreign issuers. Capital Growth Portfolio may invest up to 25% of its assets, and 21st Century Growth Portfolio, Global Discovery and International Portfolio may invest without limit, in non-US dollar-denominated equity securities of foreign issuers. However, 21st Century Growth Portfolio has no current intention of investing more than 20% of its net assets in foreign securities.


Foreign Securities. Investments in foreign securities involves certain special considerations, including those set forth below, which are not typically
associated   with  investing  in  US  securities  and  which  may  favorably  or unfavorably affect a portfolio's performance. As foreign companies are not generally subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to domestic companies, there may be less publicly available information about a foreign company than about a domestic company. Many foreign stock markets, while growing in volume of trading activity, have substantially less volume than the New York Stock Exchange, Inc. (the "Exchange"), and securities of some foreign companies are less liquid and more volatile than securities of domestic companies. Similarly, volume and liquidity in most foreign bond markets is less than in the US and at times, volatility of price can be greater than in the US. Further, foreign markets have different clearance and settlement procedures and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Delays in settlement could result in temporary periods when assets of a fund are uninvested and no return is earned thereon. The inability of a fund to make intended security purchases due to settlement problems could cause the fund to miss attractive investment opportunities. Inability to dispose of portfolio securities due to settlement problems either could result in losses to a fund due to subsequent declines in value of the portfolio security or, if a fund has entered into a contract to sell the security, could result in a possible liability to the purchaser. Payment for securities without delivery may be required in certain foreign markets. Fixed commissions on some foreign stock exchanges are generally higher than negotiated commissions on US exchanges, although a fund will endeavor to achieve the most favorable net results on its portfolio transactions. Further, a fund may encounter difficulties or be unable to pursue legal remedies and obtain judgments in foreign courts. There is generally less government supervision and regulation of business and industry practices, stock exchanges, brokers and listed companies than in the US. It may be more difficult for a fund's agents to keep currently informed about corporate actions such as stock dividends or other matters which may affect the prices of portfolio securities. Communications between the US and foreign countries may be less reliable than within the US, thus increasing the risk of delayed settlements of portfolio transactions or loss of certificates for portfolio securities. In addition, with respect to certain foreign countries, there is the possibility of expropriation or confiscatory taxation, political or social instability, or diplomatic developments which could affect US investments in those countries. Moreover, individual foreign economies may differ favorably or unfavorably from the US economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. The management of a portfolio seeks to mitigate the risks associated with the foregoing considerations through diversification and continuous professional management.

Because investments in foreign securities will usually involve currencies of foreign countries, and because a portfolio may hold foreign currencies and forward foreign currency exchange contracts ("forward contracts"), futures contracts and options on futures contracts on foreign currencies, the value of the assets of a fund as measured in US dollars may be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations, and a portfolio may incur costs in connection with conversions between various currencies. Although a portfolio values its assets daily in terms of US dollars, it does not intend to convert its holdings of foreign currencies into US dollars on a daily basis. It will do so from time to time, and investors should be aware of the costs of currency conversion.

Futures Contracts. International Portfolio may purchase and sell futures contracts on debt securities to hedge against anticipated changes in interest rates that might otherwise have an adverse effect upon the value of the Portfolio's debt securities. International Portfolio may purchase and sell securities index futures to hedge the equity securities of the Portfolio with regard to market (systematic) risk as distinguished from stock-specific risk. The Portfolio may also purchase and write put and call options on futures contracts of the type which such Portfolio is authorized to enter into and may engage in related closing transactions. All of such futures on debt securities, stock index futures and related options will be traded on exchanges that are licensed and regulated by the "CFTC" or on appropriate foreign exchanges, to the extent permitted by law. Even though at the present time no contracts based on global indices which meet International Portfolio's investment criteria are available, there are US stock indices which may be used to hedge US securities held in the Portfolio.

Futures on Debt Securities. A futures contract on a debt security is a binding contractual commitment which, if held to maturity, will result in an obligation to make or accept delivery, during a particular future month, of securities having a standardized face value and rate of return. By purchasing futures on debt securities -- assuming a "long" position -- the Fund, on behalf of a Portfolio, will legally obligate itself to accept the future delivery of the underlying security and pay the agreed price. By selling futures on debt securities -- assuming a "short" position -- it will legally obligate itself to make the future delivery of the security against payment of the agreed price. Open futures positions on debt securities will be valued at the most recent settlement price, unless such price does not appear to the Trustees to reflect the fair value of the contract, in which case the positions will be valued by or under the direction of the Trustees.

Positions taken in the futures markets are normally not held to maturity, but are instead liquidated through offsetting transactions which may result in a profit or a loss. While futures positions taken by the Fund on behalf of a Portfolio will usually be liquidated in this manner, the Fund may instead make or take delivery of the underlying securities whenever it appears economically advantageous to the Portfolio to do so. A clearing corporation associated with the exchange on which futures are traded assumes responsibility for closing-out and guarantees that the sale and purchase obligations will be performed with regard to all positions that remain open at the termination of the contract.

Hedging by use of futures on debt securities seeks to establish more certainly than would otherwise be possible the effective rate of return on portfolio securities. A Portfolio may, for example, take a "short" position in the futures market by selling contracts for the future delivery of debt securities held by the Portfolio (or securities having characteristics similar to those held by the Portfolio) in order to hedge against an anticipated rise in interest rates that would adversely affect the value of the Portfolio's portfolio securities. When hedging of this character is successful, any depreciation in the value of portfolio securities will be substantially offset by appreciation in the value of the futures position.

On other occasions, the Portfolio may take a "long" position by purchasing futures on debt securities. This would be done, for example, when the Fund intends to purchase for the Portfolio particular securities when it has the necessary cash, but expects the rate of return available in the securities markets at that time to be less favorable than rates currently available in the futures markets. If the anticipated rise in the price of the securities should occur (with its concomitant reduction in yield), the increased cost to the Portfolio of purchasing the securities will be offset, at least to some extent, by the rise in the value of the futures position taken in anticipation of the subsequent securities purchase.

Investing in Africa. Africa is a continent of roughly 50 countries with a total population of approximately 840 million people. Literacy rates (the percentage of people who are over 15 years of age and who can read and write) are relatively low, ranging from 20% to 60%. The primary industries include crude oil, natural gas, manganese ore, phosphate, bauxite, copper, iron, diamond, cotton, coffee, cocoa, timber, tobacco, sugar, tourism, and cattle.

Many African countries are fraught with political instability. However, there has been a trend over the past five years toward democratization. Many countries are moving from a military style, Marxist, or single party government to a multi-party system. Still, there remain many countries that do not have a stable political process. Other countries have been enmeshed in civil wars and border clashes.

Economically, the Northern Rim countries (including Morocco, Egypt, and Algeria) and Nigeria, Zimbabwe and South Africa are the wealthier countries on the continent. The market capitalization of these countries has been growing recently as more international companies invest in Africa and as local companies start to list on the exchanges. However, religious and ethnic strife has been a significant source of instability.

On the other end of the economic spectrum are countries, such as Burkinafaso, Madagascar, and Malawi, that are considered to be among the poorest or least developed in the world. These countries are generally landlocked or have poor natural resources. The economies of many African countries are heavily dependent on international oil prices. Of all the African industries, oil has been the most lucrative, accounting for 40% to 60% of many countries' GDP. However, general decline in oil prices has had an adverse impact on many economies.

Foreign securities such as those purchased by certain Portfolios may be subject to foreign government taxes which could reduce the yield on such securities, although a shareholder of the Portfolio may, subject to certain limitations, be entitled to claim a credit or deduction for US federal income tax purposes for his or her proportionate share of such foreign taxes paid by a Portfolio. (See "Dividends, Capital Gains and Taxes.")

Investing in Europe. Most Eastern European nations, including Hungary, Poland, Czechoslovakia, and Romania have had centrally planned, socialist economies since shortly after World War II. A number of their governments, including those of Hungary, the Czech Republic, and Poland are currently implementing or considering reforms directed at political and economic liberalization, including efforts to foster multi-party political systems, decentralize economic planning, and move toward free market economies. At present, no Eastern European country has a developed stock market, but Poland, Hungary, and the Czech Republic have small securities markets in operation. Ethnic and civil conflict currently rage through the former Yugoslavia. The outcome is uncertain.

Both the European Community (the "EC") and Japan, among others, have made overtures to establish trading arrangements and assist in the economic development of the Eastern European nations. A great deal of interest also surrounds opportunities created by the reunification of East and West Germany. Following reunification, the Federal Republic of Germany has remained a firm and reliable member of the EC and numerous other international alliances and organizations. To reduce inflation caused by the unification of East and West Germany, Germany has adopted a tight monetary policy which has led to weakened exports and a reduced domestic demand for goods and services. However, in the long-term, reunification could prove to be an engine for domestic and international growth.

The conditions that have given rise to these developments are changeable, and there is no assurance that reforms will continue or that their goals will be achieved.

Portugal is a genuinely emerging market which has experienced rapid growth since the mid-1980s, except for a brief period of stagnation over 1990-91. Portugal's government remains committed to privatization of the financial system away from one dependent upon the banking system to a more balanced structure appropriate for the requirements of a modern economy. Inflation continues to be about three times the EC average.

Economic reforms launched in the 1980s continue to benefit Turkey in the 1990s. Turkey's economy has grown steadily since the early 1980s, with real growth in per capita Gross Domestic Product (the "GDP") increasing more than

6% annually. Agriculture remains the most important economic sector, employing approximately 55% of the labor force, and accounting for nearly 20% of GDP and 20% of exports. Inflation and interest rates remain high, and a large budget deficit will continue to cause difficulties in Turkey's substantial transformation to a dynamic free market economy.

Like many other Western economies, Greece suffered severely from the global oil price hikes of the 1970s, with annual GDP growth plunging from 8% to 2% in the 1980s, and inflation, unemployment, and budget deficits rising sharply. The fall of the socialist government in 1989 and the inability of the conservative opposition to obtain a clear majority have led to business uncertainty and the continued prospects for flat economic performance. Once Greece has sorted out its political situation, it will have to face the challenges posed by the steadily increasing integration of the EC, including the progressive lowering of trade and investment barriers. Tourism continues as a major industry, providing a vital offset to a sizable commodity trade deficit.

Securities traded in certain emerging European securities markets may be subject to risks due to the inexperience of financial intermediaries, the lack of modern technology and the lack of a sufficient capital base to expand business operations. Additionally, former Communist regimes of a number of Eastern European countries had expropriated a large amount of property, the claims of which have not been entirely settled. There can be no assurance that the Portfolio's investments in Eastern Europe would not also be expropriated, nationalized or otherwise confiscated. Finally, any change in leadership or policies of Eastern European countries, or countries that exercise a significant influence over those countries, may halt the expansion of or reverse the liberalization of foreign investment policies now occurring and adversely affect existing investment opportunities.

Global Discovery Portfolio will limit investments in securities of issuers located in Eastern Europe to 5% of its total assets.

Investing in Latin America. Investing in securities of Latin American issuers may entail risks relating to the potential political and economic instability of certain Latin American countries and the risks of expropriation, nationalization, confiscation or the imposition of restrictions on foreign investment and on repatriation of capital invested. In the event of expropriation, nationalization or other confiscation by any country, the Portfolio could lose its entire investment in any such country.

The securities markets of Latin American countries are substantially smaller, less developed, less liquid and more volatile than the major securities markets in the US. Disclosure and regulatory standards are in many respects less stringent than US standards. Furthermore, there is a lower level of monitoring and regulation of the markets and the activities of investors in such markets.

The limited size of many Latin American securities markets and limited trading volume in the securities of Latin American issuers compared to volume of trading in the securities of US issuers could cause prices to be erratic for reasons apart from factors that affect the soundness and competitiveness of the securities issuers. For example, limited market size may cause prices to be unduly influenced by traders who control large positions. Adverse publicity and investors' perceptions, whether or not based on in-depth fundamental analysis, may decrease the value and liquidity of portfolio securities.

Some Latin American countries also may have managed currencies, which are not free floating against the US dollar. In addition, there is risk that certain Latin American countries may restrict the free conversion of their currencies into other currencies. Further, certain Latin American currencies may not be internationally traded. Certain of these currencies have experienced a steep devaluation relative to the US dollar. Any devaluations in the currencies in which Portfolio securities are denominated may have a detrimental impact on the Portfolio's net asset value.

The economies of individual Latin American countries may differ favorably or unfavorably from the US economy in such respects as the rate of growth of gross domestic product, the rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. Certain Latin American countries have experienced high levels of inflation which can have a debilitating effect on an economy, although some have begun to control inflation in recent years through prudent economic policies. Furthermore, certain Latin American countries may impose withholding taxes on dividends payable to a Portfolio at a higher rate than those imposed by other foreign countries. This may reduce the Portfolio's investment income available for distribution to shareholders.

Investing in the Pacific Basin. Economies of individual Pacific Basin countries may differ favorably or unfavorably from the US economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency, interest rate levels, and balance of payments position. Of particular importance, most of the economies in this region of the world are heavily dependent upon exports, particularly to developed countries, and, accordingly, have been and may continue to be adversely affected by trade barriers, managed adjustments in relative currency values, and other protectionist measures imposed or negotiated by the US and other countries with which they trade. These economies also have been and may continue to be negatively impacted by economic conditions in the US and other trading partners, which can lower the demand for goods produced in the Pacific Basin.

With respect to the Peoples Republic of China and other markets in which the Portfolio may participate, there is the possibility of nationalization, expropriation or confiscatory taxation, political changes, government regulation, social instability or diplomatic developments that could adversely impact a Pacific Basin country or the Portfolio's investment in the debt of that country.

Foreign companies, including Pacific Basin companies, are not generally subject to uniform accounting, auditing and financial reporting standards, practices and disclosure requirements comparable to those applicable to US companies. Consequently, there may be less publicly available information about such companies than about US companies. Moreover, there is generally less government supervision and regulation in the Pacific Basin than in the US.

IPO Risk. Securities issued through an initial public offering (IPO) can experience an immediate drop in value if the demand for the securities does not continue to support the offering price. Information about the issuers of IPO securities is also difficult to acquire since they are new to the market and may not have lengthy operating histories. The Health Sciences Portfolio may engage in short-term trading in connection with its IPO investments, which could produce higher trading costs and adverse tax consequences. The number of securities issued in an IPO is limited, so it is likely that IPO securities will represent a smaller component of the Portfolio's portfolio as its assets increase (and thus have a more limited effect on the Portfolio's performance).

Letters of Credit. Municipal obligations, including certificates of participation, commercial paper and other short-term obligations, may be backed by an irrevocable letter of credit of a bank which assumes the obligation for payment of principal and interest in the event of default by the issuer. Only banks which, in the opinion of the Advisor, are of investment quality comparable to other permitted investments of the Fund may be used for letter of credit backed investments.

Limitations on the Use of Futures Contracts and Options on Futures. All of the futures contracts and options on futures transactions into which the Fund will enter will be for bona fide hedging or other appropriate risk management purposes as permitted by CFTC regulations and to the extent consistent with requirements of the "SEC".

To ensure that its futures and options transactions meet this standard, the Fund will enter into them only for the purposes or with the intent specified in CFTC regulations, subject to the requirements of the SEC. The Fund will further seek to assure that fluctuations in the price of the futures contracts and options on futures that it uses for hedging purposes will be substantially correlated to fluctuations in the price of the securities held by a Portfolio or which it expects to purchase, though there can be no assurance that this result will be achieved. The Fund will sell futures contracts or acquire puts to protect against a decline in the price of securities that a Portfolio owns. The Fund will purchase futures contracts or calls on futures contracts to protect a Portfolio against an increase in the price of securities the Fund intends later to purchase for the Portfolio before it is in a position to do so.

As evidence of this hedging intent, the Fund expects that on 75% or more of the occasions on which it purchases a long futures contract or call option on futures for a Portfolio the Fund will effect the purchase of securities in the cash market or take delivery as it closes out a Portfolio's futures position. In particular cases, however, when it is economically advantageous to the Portfolio, a long futures position may be terminated (or an option may expire) without the corresponding purchase of securities.

As an alternative to literal compliance with the bona fide hedging definition, a CFTC definition now permits the Fund to elect to comply with a different test, under which its long futures positions will not exceed the sum of (a) cash or cash equivalents segregated for this purpose, (b) cash proceeds on existing investments due within thirty days and (c) accrued profits on the particular futures or options positions. However, the Fund will not utilize this alternative unless it is advised by counsel that to do so is consistent with the requirements of the SEC.

Futures on debt securities and stock index futures are at present actively traded on exchanges that are licensed and registered by the CFTC, or consistent with the CFTC regulations on foreign exchanges. Portfolios will incur brokerage fees in connection with their futures and options transactions, and will be required to deposit and maintain funds with brokers as margin to guarantee performance of futures obligations. In addition, while futures contracts and options on futures will be purchased and sold to reduce certain risks, those transactions themselves entail certain other risks. Thus, while a Portfolio may benefit from the use of futures and options on futures, unanticipated changes in interest rates or stock price movements may result in a poorer overall performance for the Portfolio than if it had not entered into any futures contracts or options transactions. Moreover, in the event of an imperfect correlation between the futures position and the portfolio position which is intended to be protected, the desired protection may not be obtained and the Portfolio may be exposed to risk of loss.

Each Portfolio, in dealing in futures contracts and options on futures, is subject to the 300% asset coverage requirement for borrowings set forth under "Investment Restrictions" in the Fund's prospectus. The Trustees have also adopted a policy (which is not fundamental and may be modified by the Trustees without a shareholder vote) that, immediately after the purchase or sale of a futures contract or option thereon, the value of the aggregate initial margin with respect to all futures contracts and premiums on options on futures contracts entered into by a Portfolio will not exceed 5% of the fair market value of the Portfolio's total assets. Additionally, the value of the aggregate premiums paid for all put and call options held by the Portfolio will not exceed 20% of its total assets. A futures contract for the receipt of a debt security and long index futures will be offset by assets of the Portfolio held in a segregated account in an amount equal to the total market value of the futures contracts less the amount of the initial margin for the contracts.

Micro-Cap Company Risk. While, historically, micro-capitalization company stocks have outperformed the stocks of large companies, the former have customarily involved more investment risk as well. There can be no assurance that this will continue to be true in the future. Micro-capitalization companies may have limited product lines, markets or financial resources; may lack management depth or experience; and may be more vulnerable to adverse general market or economic developments than large companies. The prices of micro-capitalization company securities are often more volatile than prices associated with large company issues, and can display abrupt or erratic movements at times, due to limited trading volumes and less publicly available information.

Also, because micro-capitalization companies normally have fewer shares outstanding and these shares trade less frequently than large companies, it may be more difficult for a fund to buy and sell significant amounts of such shares without an unfavorable impact on prevailing market prices.

Some of the companies in which a fund may invest may distribute, sell or produce products which have recently been brought to market and may be dependent on key personnel. The securities of micro-capitalization companies are often traded over-the-counter and may not be traded in the volumes typical on a national securities exchange. Consequently, in order to sell this type of holding, a fund may need to discount the securities from recent prices or dispose of the securities over a long period of time.

Mortgage-Backed Securities and Mortgage Pass-Through Securities. Global Discovery and Growth and Income Portfolios may also invest in mortgage-backed securities, which are interests in pools of mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks, and others. Pools of mortgage loans are assembled as securities for sale to investors by various governmental, government-related, and private organizations as further described below. Underlying mortgages may be of a variety of types, including adjustable rate, conventional 30-year, graduated payment and 15-year.

A decline in interest rates may lead to a faster rate of repayment of the underlying mortgages, and expose the Portfolios to a lower rate of return upon reinvestment. To the extent that such mortgage-backed securities are held by the Portfolios, the prepayment right will tend to limit to some degree the increase in net asset value of the Portfolios because the value of the mortgage-backed securities held by the Portfolios may not appreciate as rapidly as the price of non-callable debt securities. Mortgage-backed securities are subject to the risk of prepayment and the risk that the underlying loans will not be repaid. Because principal may be prepaid at any time, mortgage-backed securities may involve significantly greater price and yield volatility than traditional debt securities.

When interest rates rise, mortgage prepayment rates tend to decline, thus lengthening the life of mortgage-related securities and increasing their volatility, affecting the price volatility of the Fund's shares.

Interests in pools of mortgage-backed securities differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates. Instead, these securities provide a monthly payment which consists of both interest and principal payments. In effect, these payments are a "pass-through" of the monthly payments made by the individual borrowers on their mortgage loans, net of any fees paid to the issuer or guarantor of such securities. Additional payments are caused by repayments of principal resulting from the sale of the underlying property, refinancing or foreclosure, net of fees or costs which may be incurred. Some mortgage-related securities such as securities issued by the "GNMA" are described as "modified pass-through." These securities entitle the holder to receive all interest and principal payments owed on the mortgage pool, net of certain fees, at the scheduled payment dates regardless of whether or not the mortgagor actually makes the payment.

The principal governmental guarantor of mortgage-related securities is GNMA. GNMA is a wholly owned US Government corporation within the Department of Housing and Urban Development. GNMA is authorized to guarantee, with the full faith and credit of the US Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA (such as savings and loan institutions, commercial banks, and mortgage bankers) and backed by pools of FHA-insured or VA-guaranteed mortgages. These guarantees, however, do not apply to the market value or yield of mortgage-backed securities or to the value of Portfolio shares. Also, GNMA securities often are purchased at a premium over the maturity value of the underlying mortgages. This premium is not guaranteed and will be lost if prepayment occurs.

Government-related guarantors (i.e., not backed by the full faith and credit of the US Government) include Fannie Mae and the "FHLMC." Fannie Mae is a government-sponsored corporation owned entirely by private stockholders. It is subject to general regulation by the Secretary of Housing and Urban Development. Fannie Mae purchases conventional (i.e., not insured or guaranteed by any governmental agency) mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual
savings  banks,   commercial  banks,   credit
unions, and mortgage bankers. Pass-through securities issued by Fannie Mae are guaranteed as to timely payment of principal and interest by Fannie Mae but are not backed by the full faith and credit of the US Government.

FHLMC is a corporate instrumentality of the US Government and was created by Congress in 1970 for the purpose of increasing the availability of mortgage credit for residential housing. Its stock is owned by the twelve Federal Home Loan Banks. FHLMC issues Participation Certificates ("PCs") which represent interests in conventional mortgages from FHLMC's national portfolio. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the US Government.

Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers, and other secondary market issuers also create pass-through pools of conventional mortgage loans. Such issuers may, in addition, be the originators and/or servicers of the underlying mortgage loans as well as the guarantors of the mortgage-related securities. Pools created by such non-governmental issuers generally offer a higher rate of interest than governmental and government-related pools because there are no direct or indirect government or agency guarantees of payments. However, timely payment of interest and principal of these pools may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance, and letters of credit. The insurance and guarantees are issued by governmental entities, private insurers, and the mortgage poolers. Such insurance and guarantees and the creditworthiness of the issuers thereof will be considered in determining whether a mortgage-related security meets the Portfolios' investment quality standards. There can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. The Portfolios may buy mortgage-related securities without insurance or guarantees, if through an examination of the loan experience and practices of the originators/servicers and poolers, the Advisor determines that the securities meet the Portfolios' quality standards. Although the market for such securities is becoming increasingly liquid,
securities   issued  by  certain  private   organizations  may  not  be  readily
marketable.

Other Mortgage-Backed Securities. The Advisor expects that governmental, government-related, or private entities may create mortgage loan pools and other mortgage-related securities offering mortgage pass-through and mortgage-collateralized investments in addition to those described above. The mortgages underlying these securities may include alternative mortgage instruments, that is, mortgage instruments whose principal or interest payments may vary or whose terms to maturity may differ from customary long-term fixed rate mortgages. As new types of mortgage-related securities are developed and offered to investors, the Advisor will, consistent with the Portfolio's investment objectives, policies, and quality standards, consider making investments in such new types of mortgage-related securities.

Participation Interests. A Portfolio may purchase from financial institutions participation interests in securities in which a Portfolio may invest. A participation interest gives a Portfolio an undivided interest in the security in the proportion that a Portfolio's participation interest bears to the principal amount of the security. These instruments may have fixed, floating or variable interest rates, with remaining maturities of 397 days or less. If the participation interest is unrated, or has been given a rating below that which is permissible for purchase by a Portfolio, the participation interest will be backed by an irrevocable letter of credit or guarantee of a bank, or the payment obligation otherwise will be collateralized by US Government securities, or, in the case of unrated participation interest, determined by the Advisor to be of comparable quality to those instruments in which a Portfolio may invest. For certain participation interests, a Portfolio will have the right to demand payment, on not more than seven days' notice, for all or any part of a Portfolio's participation interests in the security, plus accrued interest. As to these instruments, a Portfolio generally intends to exercise its right to demand payment only upon a default under the terms of the security.


Options. Scudder Variable Series I, on behalf of Capital Growth and International Portfolios, may write covered call options on the portfolio securities of such Portfolio in an attempt to enhance investment performance. A call option is a contract generally having a duration of nine months or less which gives the purchaser of the option, in return for a premium paid, the right to buy, and the writer the obligation to sell, the underlying security at the exercise price at any time upon the assignment of an exercise notice prior to the expiration of the option, regardless of the market price of the security during the option period. A covered call option is an option written on a security which is owned by the writer throughout the option period.

Scudder Variable Series I will write, on behalf of a Portfolio, covered call options both to reduce the risks associated with certain of its investments and to increase total investment return. In return for the premium income, the Portfolio will give up the opportunity to profit from an increase in the market price of the underlying security above the exercise price so long as its obligations under the contract continue, except insofar as the premium represents a profit. Moreover, in writing the option, the Portfolio will retain the risk of loss should the price of the security decline, which loss the premium is intended to offset in whole or in part. Unlike the situation in which a Portfolio owns securities not subject to a call option, a Portfolio, in writing call options, must assume that the call may be exercised at any time prior to the expiration of its obligations as a writer, and that in such circumstances the net proceeds realized from the sale of the underlying securities pursuant to the call may be substantially below the prevailing market price. A Portfolio may forego the benefit of appreciation in its Portfolios on securities sold pursuant to call options.

When the Portfolio writes a covered call option, it gives the purchaser of the option the right to buy the underlying security at the price specified in the option (the "exercise price") by exercising the option at any time during the option period, generally ranging up to nine months. Some of the options which a Portfolio writes may be of the European type which means they may be exercised only at a specified time. If the option expires unexercised, the Portfolio will realize income in an amount equal to the premium received for the written option. If the option is exercised, a decision over which the Portfolio has no control, the Portfolio must sell the underlying security to the option holder at the exercise price. By writing a covered call option, the Portfolio forgoes, in exchange for the premium less the commission ("net premium"), the opportunity to profit during the option period from an increase in the market value of the underlying security above the exercise price.


Capital Growth and International Portfolios may each write covered call and put options to a limited extent in an attempt to earn additional income on their portfolios, consistent with their investment objectives. The Portfolios may forego the benefits of appreciation on securities sold or depreciation on securities acquired pursuant to call and put options written by the Portfolios. Each Portfolio has no current intention of writing options on more than 5% of its net assets.


When Scudder Variable Series I, on behalf of Capital Growth and International Portfolios, writes a put option, it gives the purchaser of the option the right to sell the underlying security to the Portfolio at the specified exercise price at any time during the option period. Some of the European type options which the Fund writes may be exercised only at a specified time. If the option expires unexercised, the Portfolio will realize income in the amount of the premium received for writing the option. If the put option is exercised, a decision over which the Portfolio has no control, the Portfolio must purchase the underlying security from the option holder at the exercise price. By writing a put option, the Portfolio, in exchange for the net premium received, accepts the risk of a decline in the market value of the underlying security below the exercise price. With respect to each put option it writes, the Portfolio will have deposited in a separate account with its custodian US Treasury obligations, high-grade debt securities or cash equal in value to the exercise price of the put option, will have purchased a put option with a higher exercise price that will expire no earlier than the put option written or will have used some combination of these two methods. The Fund on behalf of each Portfolio, will only write put options involving securities for which a determination is made that it wishes to acquire the securities at the exercise price at the time the option is written.


A Portfolio may terminate its obligation as a writer of a call or put option by purchasing an option with the same exercise price and expiration date as the option previously written. This transaction is called a "closing purchase transaction."

When a Portfolio writes an option, an amount equal to the net premium received by the Portfolio is included in the liability section of the Portfolio Statement of Assets and Liabilities as a deferred credit. The amount of the deferred credit will be subsequently marked to market to reflect the current market value of the option written. The current market value of a traded option is the last sale price or, in the absence of a sale, the mean between the closing bid and asked price. If an option expires on its stipulated expiration date or if the Portfolio enters into a closing purchase transaction, the Portfolio will realize a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was sold), and the deferred credit related to such option will be eliminated. If a call option is exercised, the Portfolio will realize a gain or loss from the sale of the underlying security and the proceeds of the sale will be increased by the premium originally received. The writing of covered call options may be deemed to involve the pledge of the securities against which the option is being written. Securities against which call options are written will be segregated on the books of the custodian for the Portfolio.

A Portfolio may purchase call options on any securities in which it may invest in anticipation of an increase in the market value of such securities. The purchase of a call option would entitle the Portfolio, in exchange for the premium paid, to purchase a security at a specified price during the option period. The Portfolio would ordinarily have a gain if the value of the securities increased above the exercise price sufficiently to cover the premium and would have a loss if the value of the securities remained at or below the exercise price during the option period.

Capital Growth and International Portfolios will normally purchase put options in anticipation of a decline in the market value of securities in their portfolios ("protective puts") or securities of the type in which they are permitted to invest. The purchase of a put option would entitle the Portfolio, in exchange for the premium paid, to sell a security, which may or may not be held by the Portfolio, at a specified price during the option period. The purchase of protective puts is designed merely to offset or hedge against a decline in the market value of the Portfolio's portfolio securities. Put options may also be purchased by the Portfolio for the purpose of affirmatively benefiting from a decline in the price of securities which the Portfolio does not own. The Portfolio would ordinarily recognize a gain if the value of the securities decreased below the exercise price sufficiently to cover the premium and would recognize a loss if the value of the securities remained at or above the exercise price. Gains and losses on the purchase of protective put options would tend to be offset by countervailing changes in the value of underlying portfolio securities.

The hours of trading for options on securities may not conform to the hours during which the underlying securities are traded. To the extent that the option markets close before the markets for the underlying securities, significant price and rate movements can take place in the underlying securities markets that cannot be reflected in the option markets. Exchange markets in securities options are a relatively new and untested concept. It is impossible to predict the volume of trading that may exist in such options, and there can be no assurance that viable exchange markets will develop or continue.


Scudder Variable Series I, on behalf of a Portfolio, may engage in over-the-counter options transactions with broker-dealers who make markets in these options. At present, approximately thirty broker-dealers make these markets and the Advisor will consider risk factors such as their creditworthiness when determining a broker-dealer with which to engage in options transactions. The ability to terminate over-the-counter option positions is more limited than with exchange-traded option positions because the predominant market is the issuing broker rather than an exchange, and may involve the risk that broker-dealers participating in such transactions will not fulfill their obligations. Written over-the-counter options purchased by the Fund and portfolio securities "covering" the Fund's obligation pursuant to an over-the-counter option may be deemed to be illiquid and may not be readily marketable. The Advisor will monitor the creditworthiness of dealers with whom the Fund enters into such options transactions under the general supervision of the Fund's Trustees.

Options on Futures. For bona fide hedging purposes, Scudder Variable Series I may also purchase and write, on behalf of Capital Growth and International Portfolios, call and put options on futures contracts, which are traded on exchanges that are licensed and regulated by the CFTC or on any foreign exchange for the purpose of options trading, to the extent permitted by law. A "call" option on a futures contract gives the purchaser the right, in return for the premium paid, to purchase a futures contract (assume a "long" position) at a specified exercise price at any time before the option expires. A "put" option gives the purchaser the right, in return for the premium paid, to sell a futures contract (assume a "short" position), for a specified exercise price, at any time before the option expires.


Upon the exercise of a "call," the writer of the option is obligated to sell the futures contract (to deliver a "long" position to the option holder) at the option exercise price, which will presumably be lower than the current market price of the contract in the futures market. Upon exercise of a "put," the writer of the option is obligated to purchase the futures contract (deliver a "short" position to the option holder) at the option exercise price, which will presumably be higher than the current market price of the contract in the futures market. When a person exercises an option and assumes a long futures position, in the case of a "call," or a short futures position, in the case of a "put," his gain will be credited to his futures margin account, while the loss suffered by the writer of the option will be debited to his account. However, as with the trading of futures, most participants in the options markets do not seek to realize their gains or losses by exercise of their option rights. Instead, the holder of an option will usually realize a gain or loss by buying or selling an offsetting option at a market price that will reflect an increase or a decrease from the premium originally paid.

Options on futures can be used by a Portfolio to hedge substantially the same risks as might be addressed by the direct purchase or sale of the underlying futures contracts. If the Portfolio purchases an option on a futures contract, it may obtain benefits similar to those that would result if it held the futures position itself. But in contrast to a futures transaction, in which only transaction costs are involved, benefits received in an option transaction will be reduced by the amount of the premium paid as well as by transaction costs. In the event of an adverse market movement, however, the Portfolio will not be subject to a risk of loss on the option transaction beyond the price of the premium it paid plus its transaction costs, and may consequently benefit from a favorable movement in the value of its portfolio securities that would have been more completely offset if the hedge had been effected through the use of futures.

If a Portfolio writes options on futures contracts, the Portfolio will receive a premium but will assume a risk of adverse movement in the price of the underlying futures contract comparable to that involved in holding a futures position. If the option is not exercised, the Portfolio will gain the amount of the premium, which may partially offset unfavorable changes in the value of securities held in or to be acquired for the Portfolio. If the option is exercised, the Portfolio will incur a loss in the option transaction, which will be reduced by the amount of the premium it has received, but which may partially offset favorable changes in the value of its portfolio securities.

While the holder or writer of an option on a futures contract may normally terminate its position by selling or purchasing an offsetting option of the same series, the Portfolio's ability to establish and close out options positions at fairly established prices will be subject to the maintenance of a liquid market. A Portfolio will not purchase or write options on futures contracts unless, in the Advisor's opinion, the market for such options has sufficient liquidity that the risks associated with such options transactions are not at unacceptable levels.

Other Asset-Backed Securities. The securitization techniques used to develop mortgaged-backed securities are now being applied to a broad range of assets. Through the use of trusts and special purpose corporations, various types of assets, including automobile loans, computer leases and credit card receivables, are being securitized in pass-through structures similar to the mortgage pass-through structures or in a structure similar to the CMO structure. In general, the collateral supporting these securities is of shorter maturity than mortgage loans and is less likely to experience substantial prepayments with interest rate fluctuations.

Several types of asset-backed securities have already been offered to investors, including Certificates for Automobile ReceivablesSM ("CARSSM"). CARSSM represent undivided fractional interests in a trust whose assets consist of a pool of motor vehicle retail installment sales contracts and security interests in the vehicles securing the contracts. Payments of principal and interest on CARSSM are passed through monthly to certificate holders, and are guaranteed up to certain amounts and for a certain time period by a letter of credit issued by a financial institution unaffiliated with the trustee or originator of the trust. An investor's return on CARSSM may be affected by early prepayment of principal on the underlying vehicle sales contracts. If the letter of credit is exhausted, the trust may be prevented from realizing the full amount due on a sales contract because of state law requirements and restrictions relating to foreclosure sales of vehicles and the obtaining of deficiency judgments following such sales or because of depreciation, damage or loss of a vehicle, the application of federal and state bankruptcy and insolvency laws, or other factors. As a result, certificate holders may experience delays in payments or losses if the letter of credit is exhausted.

Asset-backed securities present certain risks that are not presented by mortgage-backed securities. Primarily, these securities may not have the benefit of any security interest in the related assets. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. There is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities.

Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. To lessen the effect of failures by obligors on underlying assets to make payments, the securities may contain elements of credit support which fall into two categories: (i) liquidity protection, and (ii) protection against losses resulting from ultimate default by an obligor on the underlying assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that the receipt of payments on the underlying pool occurs in a timely fashion. Protection against losses results from payment of the insurance obligations on at least a portion of the assets in the pool. This protection may be provided through guarantees, policies or letters of credit obtained by the issuer or sponsor from third parties, through various means of structuring the transaction or through a combination of such approaches. Bond Portfolio and Balanced Portfolio will not pay any additional or separate fees for credit support. The degree of credit support provided for each issue is generally based on historical information respecting the level of credit risk associated with the underlying assets. Delinquency or loss in excess of that anticipated, or failure of the credit support could adversely affect the return on an investment in such a security.

The availability of asset-backed securities may be affected by legislative or regulatory developments. It is possible that such developments may require Bond Portfolio and Balanced Portfolio to dispose of any then existing holdings of such securities.

Securities Index Options. Capital Growth and International Portfolios may each purchase call and put options on securities indexes for the purpose of hedging against the risk of unfavorable price movements adversely affecting the value of a Portfolio's securities. Options on securities indexes are similar to options on stock except that the settlement is made in cash.

Unlike a securities option, which gives the holder the right to purchase or sell a specified security at a specified price, an option on a securities index gives the holder the right to receive a cash "exercise settlement amount" equal to (i) the difference between the exercise price of the option and the value of the underlying securities index on the exercise date, multiplied by (ii) a fixed "index multiplier." In exchange for undertaking the obligation to make such cash payment, the writer of the securities index option receives a premium.

A securities index fluctuates with changes in the market values of the securities so included. Some securities index options are based on a broad market index such as the S&P 500 or the NYSE Composite Index, or a narrower market index such as the S&P 100. Indices are also based on an industry or market segment such as the AMEX Oil and Gas Index or the Computer and Business Equipment Index. Options on securities indexes are currently traded on exchanges including the Chicago Board Options Exchange, Philadelphia Exchange, New York Stock Exchange, and American Stock Exchange.

The effectiveness of hedging through the purchase of securities index options will depend upon the extent to which price movements in the portion of the securities portfolio being hedged correlate with price movements in the selected securities index. Perfect correlation is not possible because the securities holdings of a Portfolio will not exactly match the composition of the securities indexes on which options are written. In addition, the purchase of securities index options involves essentially the same risks as the purchase of options on futures contracts. The principal risk is that the premium and transactions costs paid by a Portfolio in purchasing an option will be lost as a result of unanticipated movements in prices of the securities comprising the securities index on which the option is written. Options on securities indexes also entail the risk that a liquid secondary market to close out the option will not exist, although a Portfolio will generally only purchase or write such an option if the Advisor believes the option can be closed out.

Short Sales Against the Box. Health Sciences Portfolio may make short sales of common stocks if, at all times when a short position is open, the Portfolio owns the stock or owns preferred stocks or debt securities convertible or exchangeable, without payment of further consideration, into the shares of common stock sold short. Short sales of this kind are referred to as short sales "against the box." The portfolio will incur a loss as a result of the short sale if the price of the security increases between the dates of the short sale and the date on which the Portfolio replaces the borrowed security. The broker/dealer that executes a short sale generally invests cash proceeds of the sale until they are paid to the Portfolio. Arrangements may be made with the broker/dealer to obtain a portion of the interest earned by the broker on the investment of short sale proceeds. The Portfolio will segregate the common stock or convertible or exchangeable preferred stock or debt securities in a special account with the custodian. The Portfolio will incur transaction costs, including interest expenses in connection with opening, maintaining, and closing short sales against the box. Uncertainty regarding the tax effects of short sales of appreciated investments may limit the extent to which the Portfolio may enter into short sales against the box.

Small Company Risk. The Advisor believes that many small companies often have sales and earnings growth rates which exceed those of larger companies, and that such growth rates may in turn be reflected in more rapid share price appreciation over time. However, investing in smaller company stocks involves greater risk than is customarily associated with investing in larger, more established companies. For example, smaller companies can have limited product lines, markets, or financial and managerial resources. Smaller companies may also be dependent on one or a few key persons, and may be more susceptible to losses and risks of bankruptcy. Also, the securities of smaller companies may be thinly traded (and therefore have to be sold at a discount from current market prices or sold in small lots over an extended period of time). Transaction costs in smaller company stocks may be higher than those of larger companies.

Sovereign Debt. Investment in sovereign debt can involve a high degree of risk. The governmental entity that controls the repayment of sovereign debt may not be able or willing to repay the principal and/or interest when due in accordance with the terms of such debt. A governmental entity's willingness or ability to repay principal and interest due in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the governmental entity's policy toward the International Monetary Fund, and the political constraints to which a governmental entity may be subject. Governmental entities may also be dependent on expected disbursements from foreign governments, multilateral agencies and others abroad to reduce principal and interest arrearages on their debt. The commitment on the part of these governments, agencies and others to make such disbursements may be conditioned on a governmental entity's implementation of economic reforms and/or economic performance and the timely service of such debtor's obligations. Failure to implement such reforms, achieve such levels of economic performance or repay principal or interest when due may result in the cancellation of such third parties commitments to lend funds to the governmental entity, which may further impair such debtor's ability or willingness to service its debts in a timely manner. Consequently, governmental entities may default on their sovereign debt. Holders of sovereign debt may be requested to participate in the rescheduling of such debt and to extend further loans to governmental entities. There is no bankruptcy proceeding by which sovereign debt on which governmental entities have defaulted may be collected in whole or in part.

Stock Index Futures. A stock index futures contract does not require the physical delivery of securities, but merely provides for profits and losses resulting from changes in the market value of the contract to be credited or debited at the close of each trading day to the respective accounts of the parties to the contract. On the contract's expiration date a final cash settlement occurs and the futures positions are simply closed out. Changes in the market value of a particular stock index futures contract reflect changes in the specified index of equity securities on which the future is based. That index is designed to reflect overall price trends in the market for equity securities.

Stock index futures may be used to hedge the equity securities of each of Balanced, Growth and Income, Capital Growth or International Portfolios with regard to market (systematic) risk (involving the market's assessment of overall economic prospects), as distinguished from stock-specific risk (involving the market's evaluation of the merits of the issuer of a particular security). By establishing an appropriate "short" position in stock index futures, the Fund may seek to protect the value of the equity of a Portfolio's securities against an overall decline in the market for equity securities. Alternatively, in anticipation of a generally rising market, the Fund can seek on behalf of a Portfolio to avoid losing the benefit of apparently low current prices by establishing a "long" position in stock index futures and later liquidating that position as particular equity securities are in fact acquired. To the extent that these hedging strategies are successful, the Portfolio will be affected to a lesser degree by adverse overall market price movements, unrelated to the merits of specific portfolio equity securities, than would otherwise be the case.

Stripped Zero Coupon Securities. Zero coupon securities include securities issued directly by the US Treasury, and US Treasury bonds or notes and their unmatured interest coupons and receipts for their underlying principal ("coupons") which have been separated by their holder, typically a custodian bank or investment brokerage firm. A holder will separate the interest coupons from the underlying principal (the "corpus") of the US Treasury security. A number of securities firms and banks have stripped the interest coupons and receipts and then resold them in custodial receipt programs with a number of different names, including "Treasury Income Growth Receipts" ("TIGRS(TM)") and Certificate of Accrual on Treasuries ("CATS(TM)"). The underlying US Treasury bonds and notes themselves are held in book-entry form at the Federal Reserve Bank or, in the case of bearer securities (i.e., unregistered securities which are owned ostensibly by the bearer or holder thereof), in trust on behalf of the owners thereof. The Treasury has facilitated transfers of ownership of zero coupon securities by accounting separately for the beneficial ownership of particular interest coupons and corpus payments on Treasury securities through the Federal Reserve book-entry record-keeping system. The Federal Reserve program as established by the Treasury Department is known as "STRIPS" or "Separate Trading of Registered Interest and Principal of Securities." Under the STRIPS program, the Portfolio will be able to have its beneficial ownership of zero coupon securities recorded directly in the book-entry record-keeping system in lieu of having to hold certificates or other evidences of ownership of the underlying US Treasury securities.

When US Treasury  obligations  have been  stripped of their  unmatured  interest coupons by the holder, the principal or corpus is sold at a deep discount because the buyer receives only the right to receive a future fixed payment on the security and does not receive any rights to periodic interest (i.e. cash) payments. Once stripped or separated, the corpus and coupons may be sold separately. Typically, the coupons are sold separately or grouped with other coupons with like maturity dates and sold in such bundled form. Purchasers of stripped obligations acquire, in effect, discount obligations that are economically identical to the zero coupon securities that the Treasury sells itself.

Sovereign Debt. Investment in sovereign debt can involve a high degree of risk. The governmental entity that controls the repayment of sovereign debt may not be able or willing to repay the principal and/or interest when due in accordance with the terms of such debt. A governmental entity's willingness or ability to repay principal and interest due in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the governmental entity's policy toward the International Monetary Fund, and the political constraints to which a governmental entity may be subject. Governmental entities may also be dependent on expected disbursements from foreign governments, multilateral agencies and others abroad to reduce principal and interest arrearages on their debt. The commitment on the part of these governments, agencies and others to make such disbursements may be conditioned on a governmental entity's implementation of economic reforms and/or economic performance and the timely service of such debtor's obligations. Failure to implement such reforms, achieve such levels of economic performance or repay principal or interest when due may result in the cancellation of such third parties commitments to lend funds to the governmental entity, which may further impair such debtor's ability or willingness to service its debts in a timely manner. Consequently, governmental entities may default on their sovereign debt. Holders of sovereign debt may be requested to participate in the rescheduling of such debt and to extend further loans to governmental entities. There is no bankruptcy proceeding by which sovereign debt on which governmental entities have defaulted may be collected in whole or in part.

Supranational Entities. Supranational entities are international organizations designated or supported by governmental entities to promote economic reconstruction or development and international banking institutions and related government agencies. Examples include the International Bank for Reconstruction and Development (the World Bank), the European Coal and Steel Community, The Asian Development Bank and the InterAmerican Development Bank. Obligations of supranational entities are backed by the guarantee of one or more foreign governmental parties which sponsor the entity.

US   Government   Securities.   There   are   two   broad   categories   of   US
Government-related debt instruments: (a) direct obligations of the US Treasury, and (b) securities issued or guaranteed by US Government agencies.

Examples of direct obligations of the US Treasury are Treasury Bills, Notes, Bonds and other debt securities issued by the US Treasury. These instruments are backed by the "full faith and credit" of the United States. They differ primarily in interest rates, the length of maturities and the dates of issuance. Treasury bills have original maturities of one year or less. Treasury notes have original maturities of one to ten years and Treasury bonds generally have original maturities of greater than ten years.

Some agency securities are backed by the full faith and credit of the United States (such as Maritime Administration Title XI Ship Financing Bonds and Agency for International Development Housing Guarantee Program Bonds) and others are backed only by the rights of the issuer to borrow from the US Treasury (such as Federal Home Loan Bank Bonds and Federal National Mortgage Association Bonds), while still others, such as the securities of the Federal Farm Credit Bank, are supported only by the credit of the issuer. With respect to securities supported only by the credit of the issuing agency or by an additional line of credit with the US Treasury, there is no guarantee that the US Government will provide support to such agencies and such securities may involve risk of loss of principal and interest.

US Government Securities may include "zero coupon" securities that have been stripped by the US Government of their unmatured interest coupons and collateralized obligations issued or guaranteed by a US Government agency or instrumentality.

Interest rates on US Government obligations may be fixed or variable. Interest rates on variable rate obligations are adjusted at regular intervals, at least annually, according to a formula reflecting then current specified standard rates, such as 91-day US Treasury bill rates. These adjustments generally tend to reduce fluctuations in the market value of the securities.

The government guarantee of the US Government Securities in a Portfolio's portfolio does not guarantee the net asset value of the shares of a fund. There are market risks inherent in all investments in securities and the value of an investment in a fund will fluctuate over time. Normally, the value of investments in US Government Securities varies inversely with changes in interest rates. For example, as interest rates rise the value of investments in US Government Securities will tend to decline, and as interest rates fall the value of a fund's investments will tend to increase. In addition, the potential for appreciation in the event of a decline in interest rates may be limited or negated by increased principal prepayments with respect to certain
Mortgage-Backed Securities, such as GNMA Certificates. Prepayments of high interest rate Mortgage-Backed Securities during times of declining interest rates will tend to lower the return of a fund and may even result in losses to a fund if some securities were acquired at a premium. Moreover, during periods of rising interest rates, prepayments of Mortgage-Backed Securities may decline, resulting in the extension of a Portfolio's average portfolio maturity. As a result, a Portfolio's portfolio may experience greater volatility during periods of rising interest rates than under normal market conditions.

Warrants. Each Portfolio may invest in warrants up to 5% of the value of its total assets. The holder of a warrant has the right, until the warrant expires, to purchase a given number of shares of a particular issuer at a specified price. Such investments can provide a greater potential for profit or loss than an equivalent investment in the underlying security. Prices of warrants do not necessarily move, however, in tandem with the prices of the underlying securities and are, therefore, considered speculative investments. Warrants pay no dividends and confer no rights other than a purchase option. Thus, if a warrant held by a Portfolio were not exercised by the date of its expiration, the Portfolio would lose the entire purchase price of the warrant.

When-Issued Securities. A Portfolio may from time to time purchase securities on a "when-issued" or "forward delivery" basis. Debt securities are often issued on this basis. The price of such securities, which may be expressed in yield terms, is generally fixed at the time a commitment to purchase is made, but delivery and payment for the when-issued or forward delivery securities take place at a later date. During the period between purchase and settlement, no payment is made by the Portfolio and no interest accrues to the Portfolio. When a Portfolio purchases such securities, it immediately assumes the risks of ownership, including the risk of price fluctuation. Failure to deliver a security purchased on this basis may result in a loss or missed opportunity to make an alternative investment.

To the extent that assets of a Portfolio are held in cash pending the settlement of a purchase of securities, that Portfolio would earn no income. While such securities may be sold prior to the settlement date, a Portfolio intends to purchase them with the purpose of actually acquiring them unless a sale appears desirable for investment reasons. At the time a Portfolio makes the commitment to purchase a security on this basis, it will record the transaction and reflect the value of the security in determining its net asset value. The market value of the securities may be more or less than the purchase price. A Portfolio will establish a segregated account in which it will maintain cash and liquid securities equal in value to commitments for such securities.

Zero Coupon Securities. Growth and Income, Capital Growth and Global Discovery Portfolios may each invest in zero coupon securities which pay no cash income and are sold at substantial discounts from their value at maturity. When held to maturity, their entire income, which consists of accretion of discount, comes from the difference between the issue price and their value at maturity. The effect of owning instruments which do not make current interest payments is that a fixed yield is earned not only on the original investment but also, in effect, on all discount accretion during the life of the obligation. This implicit reinvestment of earnings at the same rate eliminates the risk of being unable to reinvest distributions at a rate as high as the implicit yield on the zero coupon bond, but at the same time eliminates any opportunity to reinvest earnings at higher rates. For this reason, zero coupon bonds are subject to substantially greater price fluctuations during periods of changing market interest rates than those of comparable securities that pay interest currently, which fluctuation is greater as the period to maturity is longer. Zero coupon securities which are convertible into common stock offer the opportunity for capital appreciation (or depreciation) as increases (or decreases) in market value of such securities closely follow the movements in the market value of the underlying common stock. Zero coupon convertible securities generally are expected to be less volatile than the underlying common stocks, as they


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usually  are issued  with  maturities  of 15 years or less and are  issued  with options and/or redemption features exercisable by the holder of the obligation entitling the holder to redeem the obligation and receive a defined cash payment.


Scudder Variable Series II Underlying Portfolios


Each Portfolio, except Scudder Money Market Portfolio, may engage in futures, options, and other derivatives transactions in accordance with its respective investment objectives and policies. Each such Portfolio may engage in such transactions if it appears to the Advisor or, when applicable, the Subadvisor, to be advantageous to do so, in order to pursue its objective, to hedge (i.e., protect) against the effects of fluctuating interest rates and to stabilize the value of its assets and not for speculation. The use of futures and options, and possible benefits and attendant risks, are discussed below along with information concerning certain other investment policies and techniques.

Bank and Savings and Loan Obligations for Scudder High Income Portfolio. Scudder High Income Portfolio may also invest in bank loans, which are typically senior debt obligations of borrowers (issuers) and as such, are considered to hold a senior position in the capital structure of the borrower. These may include loans which hold the most senior position, that hold an equal ranking with other senior debt, or loans that are, in the judgment of the Advisor, in the category of senior debt of the borrower. This capital structure position generally gives the holders of these loans a priority claim on some or all of the borrower's assets in the event of a default. In most cases, these loans are either partially or fully collateralized by the assets of a corporation, partnership, limited liability company or other business entity, or by cash flow that the Advisor believes has a market value at the time of acquisition that equals or exceeds the principal amount of the loan. These loans are often issued in connection with recapitalizations, acquisitions, leveraged buy-outs and refinancings. It is important to note that Moody's and S&P generally rate bank loans a notch or two higher than high yield bonds of the same issuer to reflect their more senior position. The Portfolio may invest in both fixed- and floating-rate loans. In addition, bank loans can trade either as an "assignment" or "participation". When a Portfolio buys an assignment, it is essentially becoming a party to the bank agreement. The vast majority of all trades are assignments and would therefore generally represent the preponderance of bank loans held by the Portfolio. In certain cases, the Portfolio may buy bank loans on a participation basis, if for example, the Portfolio did not want to become party to the bank agreement. However, in all cases, the Portfolio will not purchase bank loans where Deutsche Bank, or an affiliate, serves as an agent bank.

Participations and assignments involve credit risk, interest rate risk, liquidity risk, and the risk of being a lender. If the Portfolio purchases a participation, it may only be able to enforce its rights through the lender, and may assume the credit risk of both the lender and the borrower.

Investments in loans through direct assignment of a financial institution's interests with respect to a loan may involve additional risks. For example, if a loan is foreclosed, the purchaser could become part owner of any collateral, and would bear the costs and liabilities associated with owning and disposing of the collateral. In addition, it is at least conceivable that under emerging legal theories of lender liability, a purchaser could be held liable as a co-lender.

In the case of loans administered by a bank or other financial institution that acts as agent for all holders, if assets held by the agent for the benefit of a purchaser are determined to be subject to the claims of the agent's general creditors, the purchaser might incur certain costs and delays in realizing payment on the loan or loan participation and could suffer a loss of principal or interest.

In the case of loan participations where a bank or other lending institution serves as financial intermediary between a Portfolio and the borrower, if the participation does not shift to the Portfolio the direct debtor-creditor relationship with the borrower, SEC interpretations require the Portfolio, in some circumstances, to treat both the lending bank or other lending institution and the borrower as issuers for purposes of the Portfolio's investment policies. Treating a financial intermediary as an issuer of indebtedness may restrict a Portfolio's ability to invest in indebtedness related to a single financial intermediary, or a group of intermediaries engaged in the same industry, even if the underlying borrowers represent many different companies and industries.

Borrowing. Each Portfolio will borrow only when the Advisor or Subadvisor believes that borrowing will benefit the Portfolio after taking into account considerations such as the costs of the borrowing. Borrowing by each Portfolio will involve special risk considerations. Although the principal of each Portfolio's borrowings will be fixed, a Portfolio's


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

assets may change in value during the time a borrowing is outstanding, proportionately increasing exposure to capital risk.


Collateralized Obligations. Subject to its investment objectives and policies, a Portfolio may purchase collateralized obligations, including interest only ("IO") and principal only ("PO") securities. A collateralized obligation is a debt security issued by a corporation, trust or custodian, or by a US Government agency or instrumentality, that is collateralized by a portfolio or pool of mortgages, mortgage-backed securities, US Government securities or other assets. The issuer's obligation to make interest and principal payments is secured by the underlying pool or portfolio of securities. Collateralized obligations guaranteed by a US Government agency or instrumentality are considered US Government securities. Privately issued collateralized obligations collateralized by a portfolio of US Government securities are not direct obligations of the US Government or any of its agencies or instrumentalities and are not considered US Government securities. A variety of types of collateralized obligations are available currently and others may become available in the future.


Collateralized obligations, depending on their structure and the rate of prepayments, can be volatile. Some collateralized obligations may not be as liquid as other securities. Since collateralized obligations may be issued in classes with varying maturities and interest rates, the investor may obtain greater predictability of maturity than with direct investments in mortgage-backed securities. Classes with shorter maturities may have lower volatility and lower yield while those with longer maturities may have higher volatility and higher yield. This provides the investor with greater control over the characteristics of the investment in a changing interest rate environment. With respect to interest only and principal only securities, an investor has the option to select from a pool of underlying collateral the portion of the cash flows that most closely corresponds to the investor's forecast of interest rate movements. These instruments tend to be highly sensitive to prepayment rates on the underlying collateral and thus place a premium on accurate prepayment projections by the investor.

A  Portfolio,   other  than  Scudder  Money  Market  Portfolio,  may  invest  in collateralized obligations whose yield floats inversely against a specified index rate. These "inverse floaters" are more volatile than conventional fixed or floating rate collateralized obligations and the yield thereon, as well as the value thereof, will fluctuate in inverse proportion to changes in the index upon which rate adjustments are based. As a result, the yield on an inverse floater will generally increase when market yields (as reflected by the index) decrease and decrease when market yields increase. The extent of the volatility of inverse floaters depends on the extent of anticipated changes in market rates of interest. Generally, inverse floaters provide for interest rate adjustments based upon a multiple of the specified interest index, which further increases their volatility. The degree of additional volatility will be directly proportional to the size of the multiple used in determining interest rate adjustments. Currently, none of the Portfolios intends to invest more than 5% of its net assets in inverse floaters. Scudder Money Market Portfolio does not invest in inverse floaters.

A Portfolio will currently invest in only those collateralized obligations that are fully collateralized and that meet the quality standards otherwise applicable to the Portfolio's investments. Fully collateralized means that the collateral will generate cash flows sufficient to meet obligations to holders of the collateralized obligations under even the most conservative prepayment and interest rate projections. Thus, the collateralized obligations are structured to anticipate a worst-case prepayment condition and to minimize the reinvestment rate risk for cash flows between coupon dates for the collateralized obligations. A worst-case prepayment condition generally assumes immediate prepayment of all securities purchased at a premium and zero prepayment of all securities purchased at a discount. Reinvestment rate risk may be minimized by assuming very conservative reinvestment rates and by other means such as by maintaining the flexibility to increase principal distributions in a low interest rate environment. The effective credit quality of the collateralized obligations in such instances is the credit quality of the issuer of the collateral. The requirements as to collateralization are determined by the issuer or sponsor of the collateralized obligation in order to satisfy rating agencies, if rated. Payments of principal and interest on the underlying collateral securities are not passed through directly to the holders of the collateralized obligations as such. Collateralized obligations, depending on their structure and the rate of prepayments, can be volatile. Some collateralized obligations may not be as liquid as other securities.

Collateralized obligations often are issued in two or more classes with varying maturities and stated rates of interest. Because interest and principal payments on the underlying securities are not passed through directly to holders of collateralized obligations, such obligations of varying maturities may be secured by a single portfolio or pool of securities, the payments on which are used to pay interest on each class and to retire successive maturities in sequence. These relationships may in effect "strip" the interest payments from principal payments of the underlying securities and allow for the separate purchase of either the interest or the principal payments. Collateralized obligations are designed to be retired as the underlying securities are repaid. In the event of prepayment on or call of such securities, the class of collateralized obligation first to mature generally will be paid down first. Therefore, although in most cases the issuer of collateralized obligations will not supply additional collateral in the event of such prepayment, there will be sufficient collateral to secure collateralized obligations that remain outstanding. It is anticipated that no more than 5% of a Portfolio's net assets will be invested in IO and PO securities. Governmentally-issued and privately issued IO's and PO's will be considered illiquid for purposes of a Portfolio's limitation on illiquid securities, however, the Board of Trustees may adopt guidelines under which governmentally-issued IO's and PO's may be determined to be liquid.


Concentration Risk. Scudder Technology Growth Portfolio concentrates its investments in the group of industries constituting the technology sector. As a result, market price movements, market saturation and rapid product obsolescence affecting companies in this field will have a significant impact on the portfolio's performance. Additionally, many technology companies are smaller companies that may have limited business lines and financial resources, making them highly vulnerable to business and economic risks.


Daily Cash Allocation and Re-balancing Procedures for SVS Focus Value+Growth Portfolio. The growth and value sub-portfolios (or "segment") of the portfolio were allocated 50% of the available assets on May 1, 2001, the beginning of the portfolio's new strategy. After this date, the portfolio's daily net flows are normally allocated 50% to the growth segment and 50% to the value segment. Segment allocations will be monitored daily by the Advisor.

Equal allocations continue as long as neither of the two sub-portfolios drops below 45% of the portfolio's total assets. If this threshold is crossed, on days that the portfolio has positive net new flows, 100% of net flows will be allocated to the under-weighted segment. On days that the portfolio has negative net new flows, 100% of the net redemptions will be funded by the over-weighted segment. This practice will be handled by the Advisor (working with the custodian) and will continue until the under-weighted segment grows to at least 45% of the portfolio's total assets, at which time the cash allocations will return to 50% for each.

If the segment with less than 45% of the Portfolio's total net assets drops below 40% for two consecutive business days, the Advisor will send a first notice to formally notify the portfolio management teams of this imbalance as well as any other designated contacts. If changes in stock prices and cash flows have not brought the under-weighted sub-portfolio above 40% after 30 calendar days, the Advisor will send a final notice.

Upon receipt of any imbalance notification, the portfolio management teams may recommend reallocation. Reallocation prior to the final notice will only occur with the consent of the portfolio management teams. This reallocation will not necessarily occur automatically. Even after a 30-day imbalance, other factors may postpone the event. For example, it is unlikely that a full reallocation would occur late in the year due to potentially negative tax implications.

Unless otherwise agreed, dividend distributions will be taken 50% from each segment.

Sub-portfolio allocations will be distributed daily by State Street Bank to the portfolio management teams.

If either segment has an overdraft position, corrections will be made at the segment level. If the portfolio's management teams deem appropriate, a reallocation may be advised, provided that the portfolio does not go below a 40/60 allocation.
In addition, a reallocation may also be advised if the portfolio management teams deem that special and unusual circumstances exist, and it is in the best interest of the shareholders. For instance, if the managers were faced with a large redemption, and one manager had more cash available at the time, an imbalanced redemption may be transacted. Following such a transaction, it is possible that a reallocation may be advised in order to rectify the allocations.

Delayed Delivery  Transactions.  Scudder  Aggressive Growth  Portfolio,  Scudder
Global Blue Chip Portfolio, Scudder Government Securities Portfolio, Scudder Growth Portfolio, Scudder High Income Portfolio, Scudder Fixed Income Portfolio, Scudder Strategic Income Portfolio, Scudder Technology Growth Portfolio, Scudder Total Return Portfolio, SVS Davis Venture Value Portfolio, SVS Dreman Financial Services Portfolio, SVS Eagle Focused Large Cap Growth Portfolio, SVS Index 500 Portfolio, SVS INVESCO Dynamic Growth Portfolio, SVS Janus Growth And Income Portfolio, SVS Janus Growth Opportunities Portfolio, SVS Oak Strategic Equity Portfolio and SVS Turner Mid Cap Growth Portfolio may purchase or sell portfolio securities on a when-issued or delayed delivery basis. When-issued or delayed delivery transactions arise when securities are purchased by the Portfolio with payment and delivery to take


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

place in the future in order to secure what is considered to be an advantageous price and yield to the Portfolio at the time of entering into the transaction. When the Portfolio enters into a delayed delivery transaction, it becomes obligated to purchase securities and it has all of the rights and risks attendant to ownership of a security, although delivery and payment occur at a later date. The value of fixed-income securities to be delivered in the future will fluctuate as interest rates vary. At the time a Portfolio makes the commitment to purchase a security on a when-issued or delayed delivery basis, it will record the transaction and reflect the liability for the purchase and the value of the security in determining its net asset value. Likewise, at the time a Portfolio makes the commitment to sell a security on a delayed delivery basis, it will record the transaction and include the proceeds to be received in determining its net asset value; accordingly, any fluctuations in the value of the security sold pursuant to a delayed delivery commitment are ignored in calculating net asset value so long as the commitment remains in effect. The Portfolio generally has the ability to close out a purchase obligation on or before the settlement date, rather than take delivery of the security.

Foreign Fixed-Income Securities. Since most foreign fixed-income securities are not rated, a Portfolio will invest in foreign fixed-income securities based upon the Advisor's or Subadvisor's analysis without relying on published ratings. Since such investments will be based upon the Advisor or Subadvisor's analysis rather than upon published ratings, achievement of a Portfolio's goals may depend more upon the abilities of the Advisor or Subadvisor than would otherwise be the case.

The value of the foreign fixed-income securities held by a Portfolio, and thus the net asset value of the Portfolio's shares, generally will fluctuate with (a) changes in the perceived creditworthiness of the issuers of those securities,
(b) movements in interest rates, and (c) changes in the relative values of the currencies in which a Portfolio's investments in fixed-income securities are denominated with respect to the US Dollar. The extent of the fluctuation will depend on various factors, such as the average maturity of a Portfolio's investments in foreign fixed-income securities, and the extent to which a Portfolio hedges against its interest rate, credit and currency exchange rate risks. Many of the foreign fixed-income obligations in which a Portfolio will invest will have long maturities. A longer average maturity generally is associated with a higher level of volatility in the market value of such securities in response to changes in market conditions.

Investments in sovereign debt, including Brady Bonds, involve special risks. Brady Bonds are debt securities issued under a plan implemented to allow debtor nations to restructure their outstanding commercial bank indebtedness. Foreign governmental issuers of debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or pay interest when due. In the event of default, there may be limited or no legal recourse in that, generally, remedies for defaults must be pursued in the courts of the defaulting party. Political conditions, especially a sovereign entity's willingness to meet the terms of its fixed-income securities, are of considerable significance. Also, there can be no assurance that the holders of commercial bank loans to the same sovereign entity may not contest payments to the holders of sovereign debt in the event of default under commercial bank loan agreements. In addition, there is no bankruptcy proceeding with respect to sovereign debt on which a sovereign has defaulted, and a Portfolio may be unable to collect all or any part of its investment in a particular issue.

Foreign investment in certain sovereign debt is restricted or controlled to varying degrees, including requiring governmental approval for the repatriation of income, capital or proceeds of sales by foreign investors. These restrictions or controls may at times limit or preclude foreign investment in certain sovereign debt or increase the costs and expenses of a Portfolio. A significant portion of the sovereign debt in which a Portfolio may invest is issued as part of debt restructuring and such debt is to be considered speculative. There is a history of defaults with respect to commercial bank loans by public and private entities issuing Brady Bonds. All or a portion of the interest payments and/or principal repayment with respect to Brady Bonds may be uncollateralized.




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                                       52
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                                       53
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                                       54
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Maintenance of $1.00 Net Asset Value, Credit Quality and Portfolio Maturity. The
Money Market Portfolio effects sales, redemptions and repurchases at the net asset value per share, normally $1.00. In fulfillment of their responsibilities under Rule 2a-7 of the 1940 Act, the Fund's Board has approved policies established by the Portfolio's Advisor reasonably calculated to prevent the Fund's net asset value per share from deviating from $1.00 except under unusual or extraordinary circumstances and the Fund's Board will periodically review the Advisor's operations under such policies at regularly scheduled Board meetings. Those policies include a weekly monitoring by the Advisor of unrealized gains and losses in the Portfolio's portfolio, and when necessary, in an effort to avoid deviation, taking corrective action, such as adjusting the maturity of the portfolio, or, if possible, realizing gains or losses to offset in part unrealized losses or gains. The result of those policies may be that the yield on shares of the Portfolio will be lower than would be the case if the policies were not in effect. Such policies also provide for certain action to be taken with respect to portfolio securities which experience a downgrade in rating or suffer a default.

Non-Diversified Portfolios. SVS Focus Value+Growth Portfolio, SVS Dreman Financial Services Portfolio, Scudder Aggressive Growth Portfolio and Scudder Technology Growth Portfolio are each classified as a "non-diversified" portfolio so that each will be able to invest more than 5% of its assets in the obligations of an issuer, subject to the diversification requirements of Subchapter M of the Internal Revenue Code applicable to the Portfolio. This allows each Portfolio, as to 50% of its assets, to invest more than 5% of its assets, but not more than 25%, in the securities of an individual foreign government or corporate issuer. Since the Portfolio may invest a relatively high percentage of its assets in the obligations of a limited number of issuers, the Portfolio may be more susceptible to any single economic, political or regulatory occurrence than a diversified portfolio.


Commercial Paper. Subject to its investment objectives and policies, each Portfolio may invest in commercial paper issued by major corporations under the Securities Act of 1933 in reliance on the exemption from registration afforded by Section 3(a)(3) thereof. Such commercial paper may be issued only to finance current transactions and must mature in nine months or less. Trading of such commercial paper is conducted primarily by institutional investors through investment dealers, and individual investor participation in the commercial paper market is very limited. A Portfolio also may invest in commercial paper issued in reliance on the so-called "private placement" exemption from registration afforded by Section 4(2) of the Securities Act of 1933 ("Section 4(2) paper"). Section 4(2) paper is restricted as to disposition under the federal securities laws, and generally is sold to institutional investors such as a Portfolio who agree that they are purchasing the paper for investment and not with a view to public distribution. Any resale by the purchaser must be in an exempt transaction. Section 4(2) paper normally is resold to other institutional investors like the Portfolio through or with the assistance of the issuer or investment dealers who make a market in the Section 4(2) paper, thus providing liquidity. The Advisor or Subadvisor considers the legally restricted but readily saleable Section 4(2) paper to be liquid; however, pursuant to procedures approved by the Board of Trustees of the Fund, if a particular investment in Section 4(2) paper is not determined to be liquid, that investment will be included within the limitation of the particular Portfolio on illiquid securities. The Advisor or Subadvisor monitors the liquidity of each Portfolio's investments in Section 4(2) paper on a continuing basis.



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Short  Sales  Against-the-Box.  All  Portfolios  (except  Scudder  Money  Market
Portfolio) may make short sales against-the-box for the purpose of, but not limited to, deferring realization of loss when deemed advantageous for federal income tax purposes. A short sale "against-the-box" is a short sale in which a Portfolio owns at least an equal amount of the securities sold short or securities convertible into or exchangeable for, without payment of any further consideration, securities of the same issue as, and at least equal in amount to, the securities sold short. The Portfolio will incur a loss as a result of the short sale if the price of the security increases between the dates of the short sale and the date on which the Portfolio replaces the borrowed security. The
Portfolio  will  incur  transaction   costs,   including  interest  expenses  in
connection with opening, maintaining, and closing short sales against the box. Each Portfolio does not currently intend to engage in such short sales to the extent that more than 5% of its net assets will be held as collateral.


SPECIAL RISK FACTORS (SCUDDER VARIABLE SERIES II UNDERLYING PORTFOLIOS). There are risks inherent in investing in any security, including shares of each Portfolio. The Advisor and, when applicable, the Subadvisor, attempts to reduce risk through a variety of means such as fundamental research, diversification and the use of strategic transactions; however, there is no guarantee that such efforts will be successful and each Portfolio's returns and net asset value will fluctuate over time. There are special risks associated with each Portfolio's investments that are discussed below.


Special Risk Factors -- Foreign Securities. Scudder Aggressive Growth Portfolio, Scudder Blue Chip Portfolio, Scudder Growth Portfolio, Scudder Total Return Portfolio, Scudder Small Cap Growth Portfolio, SVS Focus Value+Growth Portfolio and Scudder INVESCO Dynamic Growth Portfolio invest mainly in US common stocks, but may invest up to 25% of total assets in foreign securities. SVS Dreman Financial Services Portfolio may invest up to 30% of total assets in foreign securities. Scudder Fixed Income Portfolio generally invests in US bonds or instruments, but up to 25% of total assets could be in bonds from foreign issuers. Scudder Technology Growth Portfolio and SVS MFS Strategic Value Portfolio invest mainly in US stocks, but may invest up to 20% of net assets in foreign securities. SVS Dreman High Return Equity Portfolio, and SVS Dreman Small Cap Value Portfolio may invest up to 20% of net assets in US Dollar-denominated American Depositary Receipts ("ADRs") and in securities of foreign companies traded principally in securities markets outside the US. See "Investment Policies and Techniques -- Options and Financial Futures Transactions -- Foreign Currency Transactions." Scudder Money Market Portfolio and Scudder Government Securities Portfolio, each within its quality standards, may also invest in securities of foreign issuers. However, such investments will be in US Dollar denominated instruments.


Investing in foreign securities involves certain special considerations, including those set forth below, which are not typically associated with investing in US securities and which may favorably or unfavorably affect a Portfolio's performance. As foreign companies are not generally subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to domestic companies, there may be less publicly available information about a foreign company than about a domestic company. Many foreign securities markets, while growing in volume of trading activity, have substantially less volume than the US market, and securities of some foreign issuers are less liquid and more volatile than securities of domestic issuers. Similarly, volume and liquidity in most foreign bond markets is less than in the US and, at times, volatility of price can be greater than in the US. Fixed commissions on some foreign securities exchanges and bid to asked spreads in foreign bond markets are generally higher than commissions or bid to asked spreads on US markets, although the Advisor and Subadvisor will endeavor to achieve the most favorable net results on its portfolio transactions. There is generally less governmental supervision and regulation of securities exchanges, brokers and listed companies in foreign countries than in the US. It may be more difficult for a Portfolio's agents to keep currently informed about corporate actions in foreign countries which may affect the prices of portfolio securities. Communications between the US and foreign countries may be less reliable than within the US, thus increasing the risk of delayed settlements of portfolio transactions or loss of certificates for portfolio securities. Payment for securities without delivery may be required in certain foreign markets. In addition, with respect to certain foreign countries, there is the possibility of expropriation or confiscatory taxation, political or social instability, or diplomatic developments which could affect US investments in those countries. Moreover, individual foreign economies may differ favorably or unfavorably from the US economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. The management of a Portfolio seeks to mitigate the risks associated with the foregoing considerations through continuous professional management.


Special Risk Factors -- Small Company Risk. Scudder Small Cap Growth Portfolio and SVS Dreman Small Cap Value Portfolio intend to invest a substantial portion of their assets in small capitalization stocks similar in size to those comprising the Russell 2000 Growth Index, Russell 2000 Index and Russell 2000 Value Index, respectively. Other Portfolios may invest in small capitalization stocks to a lesser degree. Many small companies may have sales and earnings growth rates which exceed those of larger companies and such growth rates may in turn be reflected in more rapid share price appreciation over time; however, investing in smaller company stocks involves greater risk than is customarily associated with investing in larger, more established companies. For example, smaller companies can have limited product lines, markets, or financial and managerial resources. Smaller companies may also be dependent on one or a few key persons, and may be more susceptible to losses and risks of bankruptcy. Also, the securities of smaller companies may be thinly traded (and therefore have to be sold at a discount from current market prices or sold in small lots over an extended period of time). Transaction costs in smaller company stocks may be higher than those of larger companies. Investors should therefore expect that the value of the shares of the Scudder Small Cap Growth Portfolio, SVS Dreman Small Cap Value Portfolio may be more volatile than the shares of a portfolio that invests in larger capitalization stocks.



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

All Scudder Variable Series I & II Underlying Portfolios

Asset-Backed Securities. Asset backed securities may include pools of mortgages ("mortgage-backed securities"), loans, receivables or other assets. Payment of principal and interest may be largely dependent upon the cash flows generated by the assets backing the securities. For purposes of determining the percentage of a fund's total assets invested in securities of issuers having their principal business activities in a particular industry, asset backed securities will be classified separately. Asset-backed securities present certain risks that are not presented by mortgage-backed securities. Primarily, these securities may not have the benefit of any security interest in the related assets. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. There is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. To lessen the effect of failures by obligors on underlying assets to make payments, the securities may contain elements of credit support which fall into two categories: (i) liquidity protection, and (ii) protection against losses resulting from ultimate default by an obligor on the underlying assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that the receipt of payments on the underlying pool occurs in a timely fashion. Protection against losses results from payment of the insurance obligations on at least a portion of the assets in the pool. This protection may be provided through guarantees, policies or letters of credit obtained by the issuer or sponsor from third parties, through various means of structuring the transaction or through a combination of such approaches. The funds will not pay any additional or separate fees for credit support. The degree of credit support provided for each issue is generally based on historical information respecting the level of credit risk associated with the underlying assets. Delinquency or loss in excess of that anticipated or failure of the credit support could adversely affect the return on an investment in such a security. The availability of asset-backed securities may be affected by legislative or regulatory developments. It is possible that such developments may require the funds to dispose of any then existing holdings of such securities. The Portfolios, except Fixed Income Portfolio and Total Return Portfolio, do not intend to invest more than 5% of total assets in asset-backed securities. Fixed Income Portfolio and Total Return Portfolio currently do not intend to invest more than 25% of total assets in asset-backed securities.

Certificates of Deposit and Bankers' Acceptances. Certificates of deposit are receipts issued by a depository institution in exchange for the deposit of funds. The issuer agrees to pay the amount deposited plus interest to the bearer of the receipt on the date specified on the certificate. The certificate usually can be traded in the secondary market prior to maturity. Bankers' acceptances typically arise from short-term credit arrangements designed to enable businesses to obtain funds to finance commercial transactions. Generally, an acceptance is a time draft drawn on a bank by an exporter or an importer to obtain a stated amount of funds to pay for specific merchandise. The draft is then "accepted" by a bank that, in effect, unconditionally guarantees to pay the face value of the instrument on its maturity date. The acceptance may then be held by the accepting bank as an earning asset or it may be sold in the secondary market at the going rate of discount for a specific maturity. Although maturities for acceptances can be as long as 270 days, most acceptances have maturities of six months or less.

Banker's acceptances are credit instruments evidencing the obligations of a bank to pay a draft drawn on it by a customer. These instruments reflect the obligation both of the bank and of the drawer to pay the face amount of the instrument upon maturity.

Time deposits are non-negotiable deposits maintained in a banking institution for a specified period of time at a stated interest rate. Time deposits which may be held by the Fund will not benefit from insurance from the Bank Insurance Fund or the Savings Association Insurance Fund administered by the Federal Deposit Insurance Corporation. Fixed time deposits may be withdrawn on demand by the investor, but may be subject to early withdrawal penalties that vary with market conditions and the remaining maturity of the obligation. Fixed time deposits subject to withdrawal penalties maturing in more than seven calendar days are subject to a fund's limitation on investments in illiquid securities.

Common Stocks. Certain underlying portfolios invest in common stocks. Common stock is issued by companies to raise cash for business purposes and represents a proportionate interest in the issuing companies. Therefore, the Portfolios may participate in the success or failure of any company in which it holds stock. The market values of common stock can fluctuate significantly, reflecting the business performance of the issuing company, investor perception and general economic or financial market movements. Despite the risk of price volatility, however, common


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

stocks have historically offered a greater potential for long-term gain on investment, compared to other classes of financial assets such as bonds or cash equivalents, although there can be no assurance that this will be true in the future.

Convertible Securities. Certain underlying portfolios may invest in convertible securities; that is, bonds, notes, debentures, preferred stocks and other securities which are convertible into common stock. Investments in convertible securities can provide an opportunity for capital appreciation and/or income through interest and dividend payments by virtue of their conversion or exchange features.

The convertible securities in which the Portfolios may invest include fixed-income or zero coupon debt securities which may be converted or exchanged at a stated or determinable exchange ratio into underlying shares of common stock. The exchange ratio for any particular convertible security may be adjusted from time to time due to stock splits, dividends, spin-offs, other corporate distributions or scheduled changes in the exchange ratio. Convertible securities and convertible preferred stocks, until converted, have general characteristics similar to both debt and equity securities. Although to a lesser extent than with debt securities generally, the market values of convertible securities tends to decline as interest rates increase and, conversely, tend to increase as interest rates decline. In addition, because of the conversion or exchange feature, the market values of convertible securities typically changes as the market value of the underlying common stocks changes, and, therefore, also tend to follow movements in the general market for equity securities. A unique feature of convertible securities is that as the market price of the underlying common stock declines, convertible securities tend to trade increasingly on a yield basis, and so may not experience market value declines to the same extent as the underlying common stock. When the market price of the underlying common stock increases, the prices of the convertible securities tend to rise as a reflection of the value of the underlying common stock, although typically not as much as the underlying common stock. While no securities investments are without risk, investments in convertible securities generally entail less risk than investments in common stock of the same issuer.

As debt securities, convertible securities are investments which provide for a stream of income (or in the case of zero coupon securities, accretion of income) with generally higher yields than common stocks. Convertible securities generally offer lower yields than non-convertible securities of similar quality because of their conversion or exchange features.

Of course, like all debt securities, there can be no assurance of income or principal payments because the issuers of the convertible securities may default on their obligations.

Convertible securities are generally subordinated to other similar but non-convertible securities of the same issuer, although convertible bonds, as corporate debt obligations, enjoy seniority in right of payment to all equity securities, and convertible preferred stock is senior to common stock, of the same issuer. However, because of the subordination feature, convertible bonds and convertible preferred stock typically have lower ratings than similar non-convertible securities. Convertible securities may be issued as fixed income obligations that pay current income or as zero coupon notes and bonds, including Liquid Yield Option Notes ("LYONs").

Depositary Receipts. Investments in securities of foreign issuers may be in the form of sponsored or unsponsored American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs"), Global Depositary Receipts ("GDRs"), International Depositary Receipts ("IDRs") and other types of Depositary Receipts (which, together with ADRs, EDRs, GDRs and IDRs are hereinafter referred to as "Depositary Receipts"). Depositary Receipts provide indirect investment in securities of foreign issuers. Prices of unsponsored Depositary Receipts may be more volatile than if they were sponsored by the issuer of the underlying securities. Depositary Receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. In addition, the issuers of the stock of unsponsored Depositary Receipts are not obligated to disclose material information in the United States and, therefore, there may not be a correlation between such information and the market value of the Depositary Receipts. ADRs are Depository Receipts typically issued by a US bank or trust company which evidence ownership of underlying securities issued by a foreign corporation. GDRs, IDRs and other types of Depositary Receipts are typically issued by foreign banks or trust companies, although they also may be issued by United States banks or trust companies, and evidence ownership of underlying securities issued by either a foreign or a United States corporation. Generally, Depositary Receipts in registered form are designed for use in the United States securities markets and Depositary Receipts in bearer form are designed for use in securities markets outside the United States. For purposes of a Portfolio's investment policies, a Portfolio's investments in ADRs, GDRs and other types of Depositary Receipts will be deemed to be investments in the underlying securities. Depositary Receipts, including those denominated in US dollars, will be subject to foreign currency exchange rate risk. However, by investing in US dollar-denominated ADRs rather than directly in foreign issuers' stock, a Portfolio avoids currency risks during the settlement period. In general, there is a large, liquid market in the United States for most ADRs. However, certain Depositary Receipts may not be listed on an exchange and therefore may be illiquid securities.


High Yield, High Risk Bonds. Certain portfolios may also purchase debt securities which are rated below investment-grade (commonly referred to as "junk bonds"), that is, rated below Baa by Moody's or below BBB by S&P or judged to be of equivalent quality as determined by the Advisor. These securities usually entail greater risk (including the possibility of default or bankruptcy of the issuers of such securities), generally involve greater volatility of price and risk to principal and income, and may be less liquid, than securities in the higher rating categories. The lower the ratings of such debt securities, the more their risks render them like equity securities. Securities rated D may be in default with respect to payment of principal or interest. See the Appendix to this Statement of Additional Information for a more complete description of the ratings assigned by ratings organizations and their respective characteristics.

Issuers of such high yielding securities often are highly leveraged and may not have available to them more traditional methods of financing. Therefore, the risk associated with acquiring the securities of such issuers generally is greater than is the case with higher rated securities. For example, during an economic downturn or a sustained period of rising interest rates, highly leveraged issuers of high yield securities may experience financial stress. During such periods, such issuers may not have sufficient revenues to meet their interest payment obligations. The issuer's ability to service its debt obligations may also be adversely affected by specific corporate developments, or the issuer's inability to meet specific projected business forecasts, or the unavailability of additional financing. The risk of loss from default by the issuer is significantly greater for the holders of high yield securities because such securities are generally unsecured and are often subordinated to other creditors of the issuer. Prices and yields of high yield securities will fluctuate over time and, during periods of economic uncertainty, volatility of high yield securities may adversely affect a Portfolio's net asset value. In addition, investments in high yield zero coupon or pay-in-kind bonds, rather than income-bearing high yield securities, may be more speculative and may be subject to greater fluctuations in value due to changes in interest rates.

A Portfolio may have difficulty disposing of certain high yield (high risk) securities because they may have a thin trading market. Because not all dealers maintain markets in all high yield securities, a Portfolio anticipates that such securities could be sold only to a limited number of dealers or institutional investors. The lack of a liquid secondary market may have an adverse effect on the market price and a Portfolio's ability to dispose of particular issues and may also make it more difficult for a Portfolio to obtain accurate market quotations for purposes of valuing a Portfolio's assets. Market quotations generally are available on many high yield issues only from a limited number of dealers and may not necessarily represent firm bids of such dealers or prices for actual sales. Adverse publicity and investor perceptions may decrease the values and liquidity of high yield securities. These securities may also involve special registration responsibilities, liabilities and costs, and liquidity and valuation difficulties.

Credit quality in the high-yield securities market can change suddenly and unexpectedly, and even recently issued credit ratings may not fully reflect the actual risks posed by a particular high-yield security. For these reasons, it is generally the policy of the Advisor and subadvisors not to rely exclusively on ratings issued by established credit rating agencies, but to supplement such ratings with their own independent and ongoing review of credit quality. The achievement of a Portfolio's investment objective by investment in such securities may be more dependent on the Advisor's or subadvisor's credit analysis than is the case for higher quality bonds. Should the rating of a portfolio security be downgraded, the Advisor or subadvisor will determine whether it is in the best interests of the Portfolio to retain or dispose of such security.

Prices for below investment-grade securities may be affected by legislative and regulatory developments. Also, Congress has from time to time considered legislation which would restrict or eliminate the corporate tax deduction for interest payments in these securities and regulate corporate restructurings. Such legislation may significantly depress the prices of outstanding securities of this type.

Scudder Fixed Income Portfolio will not invest more than 5% of its net assets in junk bonds.

Investing in Emerging Markets. A Portfolio's investments in foreign securities may be in developed countries or in countries considered by a Portfolio's Advisor or sub-advisor to have developing or "emerging" markets, which involves exposure to economic structures that are generally less diverse and mature than in the United States, and to political


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

systems that may be less stable. A developing or emerging market country can be considered to be a country that is in the initial stages of its industrialization cycle. Currently, emerging markets generally include every country in the world other than the United States, Canada, Japan, Australia, New Zealand, Hong Kong, Singapore and most Western European countries. Currently, investing in many emerging markets may not be desirable or feasible because of the lack of adequate custody arrangements for a Portfolio's assets, overly burdensome repatriation and similar restrictions, the lack of organized and liquid securities markets, unacceptable political risks or other reasons. As opportunities to invest in securities in emerging markets develop, a Portfolio may expand and further broaden the group of emerging markets in which it invests. In the past, markets of developing or emerging market countries have been more volatile than the markets of developed countries; however, such markets often have provided higher rates of return to investors. The Advisor believes that these characteristics may be expected to continue in the future.

Most emerging securities markets have substantially less volume and are subject to less governmental supervision than US securities markets. Securities of many issuers in emerging markets may be less liquid and more volatile than securities of comparable domestic issuers. In addition, there is less regulation of securities exchanges, securities dealers, and listed and unlisted companies in emerging markets than in the US.

Emerging markets also have different clearance and settlement procedures, and in certain markets there have been times when settlements have not kept pace with the volume of securities transactions. Delays in settlement could result in temporary periods when a portion of the assets of the Portfolio is uninvested and no return is earned thereon. The inability of a Portfolio to make intended security purchases due to settlement problems could cause a Portfolio to miss attractive investment opportunities. Inability to dispose of portfolio securities due to settlement problems could result either in losses to a Portfolio due to subsequent declines in value of the portfolio security or, if a Portfolio has entered into a contract to sell the security, could result in possible liability to the purchaser. Costs associated with transactions in foreign securities are generally higher than costs associated with transactions in US securities. Such transactions also involve additional costs for the purchase or sale of foreign currency.

Certain emerging markets require prior governmental approval of investments by foreign persons, limit the amount of investment by foreign persons in a particular company, limit the investment by foreign persons only to a specific class of securities of a company that may have less advantageous rights than the classes available for purchase by domiciliaries of the countries and/or impose additional taxes on foreign investors. Certain emerging markets may also restrict investment opportunities in issuers in industries deemed important to national interest.

Certain emerging markets may require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if a deterioration occurs in an emerging market's balance of payments or for other reasons, a country could impose temporary restrictions on foreign capital remittances. A Portfolio could be adversely affected by delays in, or a refusal to grant, any required governmental approval for repatriation of capital, as well as by the application to a Portfolio of any restrictions on investments.

In the course of investment in emerging markets, a Portfolio will be exposed to the direct or indirect consequences of political, social and economic changes in one or more emerging markets. While a Portfolio will manage its assets in a manner that will seek to minimize the exposure to such risks, there can be no assurance that adverse political, social or economic changes will not cause a Portfolio to suffer a loss of value in respect of the securities in a Portfolio's holdings.

The risk also exists that an emergency situation may arise in one or more emerging markets as a result of which trading of securities may cease or may be substantially curtailed and prices for a Portfolio's securities in such markets may not be readily available. A Portfolio may suspend redemption of its shares for any period during which an emergency exists, to the extent consistent with guidelines of the Securities and Exchange Commission ("SEC").

Volume and liquidity in most foreign markets are less than in the US, and securities of many foreign companies are less liquid and more volatile than securities of comparable US companies. Fixed commissions on foreign securities exchanges are generally higher than negotiated commissions on US exchanges, although a Portfolio endeavors to achieve the most favorable net results on its portfolio transactions. There is generally less government supervision and regulation of business and industry practices, securities exchanges, brokers, dealers and listed companies than in the US Mail service between the US and foreign countries may be slower or less reliable than within the US, thus increasing the risk of delayed settlements of portfolio transactions or loss of certificates for certificated portfolio securities. In addition, with respect to certain emerging markets, there is the possibility of expropriation or confiscatory taxation, political or social instability, or diplomatic


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

developments which could affect a Portfolio's investments in those countries. Moreover, individual emerging market economies may differ favorably or unfavorably from the US economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position.

A Portfolio may have limited legal recourse in the event of a default with respect to certain debt obligations it holds. If the issuer of a fixed-income security owned by a Portfolio defaults, a Portfolio may incur additional expenses to seek recovery. Debt obligations issued by emerging market country governments differ from debt obligations of private entities; remedies for defaults on debt obligations issued by emerging market governments, unlike those on private debt, must be pursued in the courts of the defaulting party itself. A Portfolio's ability to enforce its rights against private issuers may be limited. The ability to attach assets to enforce a judgment may be limited. Legal recourse is therefore somewhat diminished. Bankruptcy, moratorium and other similar laws applicable to private issuers of debt obligations may be substantially different from those of other countries. The political context, expressed as an emerging market governmental issuer's willingness to meet the terms of the debt obligation, for example, is of considerable importance. In addition, no assurance can be given that the holders of commercial bank debt may not contest payments to the holders of debt obligations in the event of default under commercial bank loan agreements.

Income from securities held by a Portfolio could be reduced by a withholding tax at the source or other taxes imposed by the emerging market countries in which a Portfolio makes its investments. A Portfolio's net asset value may also be affected by changes in the rates or methods of taxation applicable to a Portfolio or to entities in which a Portfolio has invested. The Advisor or sub-advisor will consider the cost of any taxes in determining whether to acquire any particular investments, but can provide no assurance that the taxes will not be subject to change.

Many emerging market countries have experienced substantial, and, in some periods, extremely high rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have adverse effects on the economies and securities markets of certain emerging market countries. In an attempt to control inflation, wage and price controls have been imposed in certain countries. Of these countries, some, in recent years, have begun to control inflation through prudent economic policies.

Emerging market governmental issuers are among the largest debtors to commercial banks, foreign governments, international financial organizations and other financial institutions. Certain emerging market governmental issuers have not been able to make payments of interest on or principal of debt obligations as those payments have come due. Obligations arising from past restructuring agreements may affect the economic performance and political and social stability of those issuers.

Governments of many emerging market countries have exercised and continue to exercise substantial influence over many aspects of the private sector through the ownership or control of many companies, including some of the largest in any given country. As a result, government actions in the future could have a significant effect on economic conditions in emerging markets, which in turn, may adversely affect companies in the private sector, general market conditions and prices and yields of certain of the securities in the portfolio. Expropriation, confiscatory taxation, nationalization, political, economic or social instability or other similar developments have occurred frequently over the history of certain emerging markets and could adversely affect assets should these conditions recur.

The ability of emerging market country governmental issuers to make timely payments on their obligations is likely to be influenced strongly by the country's balance of payments, including export performance, and its access to international credits and investments. An emerging market country whose exports are concentrated in a few commodities could be vulnerable to a decline in the international prices of one or more of those commodities. Increased protectionism on the part of a country's trading partners could also adversely affect the country's exports and diminish its trade account surplus, if any. To the extent that emerging market countries receive payment for its exports in currencies other than dollars or non-emerging market currencies, its ability to make debt payments denominated in dollars or non-emerging market currencies could be affected.

Another factor bearing on the ability of governmental issues of emerging market countries to repay debt obligations is the level of international reserves of the country. Fluctuations in the level of these reserves affect the amount of foreign exchange readily available for external debt payments and thus could have a bearing on the capacity of governmental issues to make payments on these debt obligations.



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

To the extent that an emerging market country cannot generate a trade surplus, it must depend on continuing loans from foreign governments, multilateral organizations or private commercial banks, aid payments from foreign governments and inflows of foreign investment. The access of emerging market countries to these forms of external funding may not be certain, and a withdrawal of external funding could adversely affect the capacity of governmental issuers to make payments on their obligations. In addition, the cost of servicing emerging market debt obligations can be affected by a change in international interest rates because the majority of these obligations carry interest rates that are adjusted periodically based upon international rates.


Illiquid Securities and Restricted Securities. A Portfolio may purchase securities that are subject to legal or contractual restrictions on resale ("restricted securities"). Generally speaking, restricted securities may be sold
(i) only to qualified institutional buyers; (ii) in a privately negotiated transaction to a limited number of purchasers; (iii) in limited quantities after they have been held for a specified period of time and other conditions are met pursuant to an exemption from registration; or (iv) in a public offering for which a registration statement is in effect under the Securities Act of 1933, as amended. Issuers of restricted securities may not be subject to the disclosure and other investor protection requirements that would be applicable if their securities were publicly traded.

Restricted securities are often illiquid, but they may also be liquid. For example, restricted securities that are eligible for resale under Rule 144A are often deemed to be liquid.

A Portfolio's Board has approved guidelines for use by the Advisor in determining whether a security is liquid or illiquid. Among the factors the Advisor may consider in reaching liquidity decisions relating to Rule 144A securities are: (1) the frequency of trades and quotes for the security; (2) the number of dealers wishing to purchase or sell the security and the number of other potential purchasers; (3) dealer undertakings to make a market in the security; and (4) the nature of the security and the nature of the market for the security (i.e., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of the transfer). Issuers of restricted securities may not be subject to the disclosure and other investor protection requirement that would be applicable if their securities were publicly traded. Where a registration statement is required for the resale of restricted securities, a Portfolio may be required to bear all or part of the registration expenses. A Portfolio may be deemed to be an "underwriter" for purposes of the Securities Act of 1933, as amended when selling restricted securities to the public and, in such event, a Portfolio may be liable to purchasers of such securities if the registration statement prepared by the issuer is materially inaccurate or misleading.

A  Portfolio  may also  purchase  securities  that are not  subject  to legal or contractual restrictions on resale, but that are deemed illiquid. Such securities may be illiquid, for example, because there is a limited trading market for them.

A Portfolio may be unable to sell a restricted or illiquid security. In addition, it may be more difficult to determine a market value for restricted or illiquid securities. Moreover, if adverse market conditions were to develop during the period between a Portfolio's decision to sell a restricted or illiquid security and the point at which a Portfolio is permitted or able to sell such security, a Portfolio might obtain a price less favorable than the price that prevailed when it decided to sell. This investment practice, therefore, could have the effect of increasing the level of illiquidity of a Portfolio.

Interfund Borrowing and Lending Program. The Portfolios have received exemptive relief from the Securities and Exchange Commission ("SEC") which permits the Portfolios to participate in an interfund lending program among certain investment companies advised by the Advisor. The interfund lending program allows the participating funds to borrow money from and loan money to each other for temporary or emergency purposes. The program is subject to a number of conditions designed to ensure fair and equitable treatment of all participating funds, including the following: (1) no fund may borrow money through the program unless it receives a more favorable interest rate than a rate approximating the lowest interest rate at which bank loans would be available to any of the participating funds under a loan agreement; and (2) no fund may lend money through the program unless it receives a more favorable return than that available from an investment in repurchase agreements and, to the extent applicable, money market cash sweep arrangements. In addition, a fund may participate in the program only if and to the extent that such participation is consistent with the fund's investment objectives and policies (for instance, money market funds would normally participate only as lenders and tax exempt funds only as borrowers). Interfund loans and borrowings may extend overnight, but could have a maximum duration of seven days. Loans may be called on one day's notice. A fund may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to a lending fund could result in a lost investment opportunity or additional costs. The program is subject to


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

the oversight and periodic review of the Boards of the participating funds. To the extent a Portfolio is actually engaged in borrowing through the interfund lending program, the Portfolio, as a matter of non-fundamental policy, may not borrow for other than temporary or emergency purposes (and not for leveraging), except that a Portfolio (except Money Market Portfolio) may engage in reverse repurchase agreements and dollar rolls for any purpose.


Investment-Grade Bonds. "Investment-grade" bonds are those rated Aaa, Aa, A or Baa by Moody's or AAA, AA, A or BBB by S&P or, if unrated, judged to be of equivalent quality as determined by the Advisor. Moody's considers bonds it rates Baa to have speculative elements as well as investment-grade characteristics. To the extent that a Portfolio invests in higher-grade securities, a Portfolio will not be able to avail itself of opportunities for higher income which may be available at lower grades.


Investment Company Securities. Each Portfolio may acquire securities of other investment companies to the extent consistent with its investment objective and subject to the limitations of the 1940 Act. Each Portfolio will indirectly bear its proportionate share of any management fees and other expenses paid by such other investment companies.

For example, a Portfolio may invest in a variety of investment companies which seek to track the composition and performance of specific indexes or a specific portion of an index. These index-based investments hold substantially all of their assets in securities representing their specific index. Accordingly, the main risk of investing in index-based investments is the same as investing in a portfolio of equity securities comprising the index. The market prices of index-based investments will fluctuate in accordance with both changes in the market value of their underlying portfolio securities and due to supply and demand for the instruments on the exchanges on which they are traded (which may result in their trading at a discount or premium to their Net Asset Value ("NAVs"). Index-based investments may not replicate exactly the performance of their specified index because of transaction costs and because of the temporary unavailability of certain component securities of the index.

Examples of index-based investments include:

SPDRs(R): SPDRs, an acronym for "Standard & Poor's Depositary Receipts," are based on the S&P 500. They are issued by the SPDR Trust, a unit investment trust that holds shares of substantially all the companies in the S&P 500 in substantially the same weighting and seeks to closely track the price performance and dividend yield of the Index.

MidCap SPDRs(R): MidCap SPDRs are based on the S&P MidCap 400 Index. They are issued by the MidCap SPDR Trust, a unit investment trust that holds a portfolio of securities consisting of substantially all of the common stocks in the S&P MidCap 400 Index in substantially the same weighting and seeks to closely track the price performance and dividend yield of the Index.

Select Sector SPDRs(R): Select Sector SPDRs are based on a particular sector or group of industries that are represented by a specified Select Sector Index within the S&P 500. They are issued by The Select Sector SPDR Trust, an open-end management investment company with nine portfolios that each seeks to closely track the price performance and dividend yield of a particular Select Sector Index.

DIAMONDS(SM): DIAMONDS are based on the Dow Jones Industrial Average(SM). They are issued by the DIAMONDS Trust, a unit investment trust that holds a portfolio of all the component common stocks of the Dow Jones Industrial Average and seeks to closely track the price performance and dividend yield of the Dow.

Nasdaq-100 Shares: Nasdaq-100 Shares are based on the Nasdaq 100 Index. They are issued by the Nasdaq-100 Trust, a unit investment trust that holds a portfolio consisting of substantially all of the securities, in substantially the same weighting, as the component stocks of the Nasdaq-100 Index and seeks to closely track the price performance and dividend yield of the Index.

WEBs(SM): WEBs, an acronym for "World Equity Benchmark Shares," are based on 17 country-specific Morgan Stanley Capital International Indexes. They are issued by the WEBs Index Fund, Inc., an open-end management investment company that seeks to generally correspond to the price and yield performance of a specific Morgan Stanley Capital International Index.



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

Investment of Uninvested Cash Balances. Each Portfolio, may have cash balances that have not been invested in portfolio securities ("Uninvested Cash"). Uninvested Cash may result from a variety of sources, including dividends or interest received from portfolio securities, unsettled securities transactions, reserves held for investment strategy purposes, scheduled maturity of investments, liquidation of investment securities to meet anticipated redemptions and dividend payments, and new cash received from investors. Uninvested Cash may be invested directly in money market instruments or other short-term debt obligations. Pursuant to an Exemptive Order issued by the SEC, each Portfolio (except Scudder Money Market Portfolio) may use Uninvested Cash to purchase shares of affiliated funds including money market funds, short-term bond funds and Scudder Cash Management QP Trust or one or more future entities for which DeIM acts as trustee or investment advisor that operate as cash management investment vehicles and that are excluded from the definition of investment company pursuant to Section 3(c)(1) or 3(c)(7) of the 1940 Act
(collectively, the "Central Funds") in excess of the limitations of Section 12(d)(1) of the 1940 Act. Investment by each Portfolio in shares of the Central Funds will be in accordance with Portfolio's investment policies and restrictions as set forth in its registration statement. Currently, Scudder Money Market Portfolio does not intend to investing in the Central Fund.

Certain of the Central Funds comply with Rule 2a-7 under the Act. The other Central Funds are or will be short-term bond funds that invest in fixed-income securities and maintain a dollar-weighted average maturity of three years or less. Each of the Central Funds will be managed specifically to maintain a highly liquid portfolio, and access to them will enhance each Portfolio's ability to manage Uninvested Cash.

Each Portfolio will invest Uninvested Cash in Central Funds only to the extent that each Portfolio's aggregate investment in the Central Funds does not exceed 25% of its total assets (except Scudder Fixed Income Portfolio cannot exceed 20% of its total assets) in shares of the Central Funds. Purchase and sales of shares of Central Funds are made at net asset value.


Lending of Portfolio Securities. Certain Portfolios may lend its investment securities to approved institutional borrowers who need to borrow securities in order to complete certain transactions, such as covering short sales, avoiding failures to deliver securities or completing arbitrage operations. By lending its investment securities, a Portfolio attempts to increase its net investment income through the receipt of interest on the loan. Any gain or loss in the market price of the securities loaned that might occur during the term of the loan would belong to a Portfolio. A Portfolio may lend its investment securities so long as the terms, structure and the aggregate amount of such loans are not inconsistent with the 1940 Act or the rules and regulations or interpretations of the SEC thereunder, which currently require that (a) the borrower pledge and maintain with the portfolio collateral consisting of liquid, unencumbered assets having a value at all times not less than 100% of the value of the securities loaned, (b) the borrower add to such collateral whenever the price of the securities loaned rises (i.e., the borrower "marks to the market" on a daily basis), (c) the loan be made subject to termination by a Portfolio at any time, and (d) a Portfolio receives reasonable interest on the loan (which may include a Portfolio investing any cash collateral in interest bearing short-term investments), and distributions on the loaned securities and any increase in their market value. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers selected by a Portfolio's delegate after a commercially reasonable review of relevant facts and circumstances, including the creditworthiness of the borrower.





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



Privatized Enterprises. Investments in foreign securities may include securities issued by enterprises that have undergone or are currently undergoing privatization. The governments of certain foreign countries have, to varying degrees, embarked on privatization programs contemplating the sale of all or part of their interests in state enterprises. A Portfolio's investments in the securities of privatized enterprises may include privately negotiated investments in a government or state-owned or controlled company or enterprise that has not yet conducted an initial equity offering, investments in the initial offering of equity securities of a state enterprise or former state enterprise and investments in the securities of a state enterprise following its initial equity offering.

In certain jurisdictions, the ability of foreign entities, such as a Portfolio, to participate in privatizations may be limited by local law, or the price or terms on which a Portfolio may be able to participate may be less advantageous than for local investors. Moreover, there can be no assurance that governments that have embarked on privatization programs will continue to divest their ownership of state enterprises, that proposed privatizations will be successful or that governments will not re-nationalize enterprises that have been privatized.

In the case of the enterprises in which a Portfolio may invest, large blocks of the stock of those enterprises may be held by a small group of stockholders, even after the initial equity offerings by those enterprises. The sale of some portion or all of those blocks could have an adverse effect on the price of the stock of any such enterprise.

Prior to making an initial equity offering, most state enterprises or former state enterprises go through an internal reorganization of management. Such reorganizations are made in an attempt to better enable these enterprises to compete in the private sector. However, certain reorganizations could result in a management team that does not function as well as an enterprise's prior management and may have a negative effect on such enterprise. In addition, the privatization of an enterprise by its government may occur over a number of years, with the government continuing to hold a controlling position in the enterprise even after the initial equity offering for the enterprise.

Prior to privatization, most of the state enterprises in which a Portfolio may invest enjoy the protection of and receive preferential treatment from the respective sovereigns that own or control them. After making an initial equity offering, these enterprises may no longer have such protection or receive such preferential treatment and may become subject to market competition from which they were previously protected. Some of these enterprises may not be able to operate effectively in a competitive market and may suffer losses or experience bankruptcy due to such competition.


Real Estate Investment Trusts (REITs). Certain Portfolios may invest in REITs. REITs are sometimes informally characterized as equity REITs, mortgage REITs and hybrid REITs. Investment in REITs may subject the Portfolio to risks associated with the direct ownership of real estate, such as decreases in real estate values, overbuilding, increased competition and other risks related to local or general economic conditions, increases in operating costs and property taxes, changes in zoning laws, casualty or condemnation losses, possible environmental liabilities, regulatory limitations on rent and fluctuations in rental income. Equity REITs generally experience these risks directly through fee or leasehold interests, whereas mortgage REITs generally experience these risks indirectly through mortgage interests, unless the mortgage REIT forecloses on the underlying real estate. Changes in interest rates may also affect the value of the Portfolio's investment in REITs. For instance, during periods of declining interest rates, certain mortgage REITs may hold mortgages that the mortgagors elect to prepay, which prepayment may diminish the yield on securities issued by those REITs.

Certain REITs have relatively small market capitalization, which may tend to increase the volatility of the market price of their securities. Furthermore, REITs are dependent upon specialized management skills, have limited diversification and are, therefore, subject to risks inherent in operating and financing a limited number of projects. REITs are also subject to heavy cash flow dependency, defaults by borrowers and the possibility of failing to qualify for tax-free pass-through of income under the Code and to maintain exemption from the registration requirements of the 1940 Act. By investing in REITs indirectly through the Portfolio, a shareholder will bear not only his or her proportionate share of the expenses of the Portfolio, but also, indirectly, similar expenses of the REITs. In addition, REITs depend generally on their ability to generate cash flow to make distributions to shareholders.



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

Repurchase Agreements. Each Portfolio may invest in repurchase agreements pursuant to its investment guidelines. In a repurchase agreement, the Portfolio acquires ownership of a security and simultaneously commits to resell that security to the seller, typically a bank or broker/dealer.

A repurchase agreement provides a means for a Portfolio to earn income on funds for periods as short as overnight. It is an arrangement under which the purchaser (i.e., the Portfolio) acquires a security ("Obligation") and the seller agrees, at the time of sale, to repurchase the Obligation at a specified time and price. Securities subject to a repurchase agreement are held in a segregated account and, as described in more detail below, the value of such securities is kept at least equal to the repurchase price on a daily basis. The repurchase price may be higher than the purchase price, the difference being income to a Portfolio, or the purchase and repurchase prices may be the same, with interest at a stated rate due to a Portfolio together with the repurchase price upon repurchase. In either case, the income to a Portfolio is unrelated to the interest rate on the Obligation itself. Obligations will be held by the custodian or in the Federal Reserve Book Entry System.

It is not clear whether a court would consider the Obligation purchased by a Portfolio subject to a repurchase agreement as being owned by a Portfolio or as being collateral for a loan by a Portfolio to the seller. In the event of the commencement of bankruptcy or insolvency proceedings with respect to the seller of the Obligation before repurchase of the Obligation under a repurchase agreement, a Portfolio may encounter delay and incur costs before being able to sell the security. Delays may involve loss of interest or decline in price of the Obligation. If the court characterizes the transaction as a loan and a Portfolio has not perfected a security interest in the Obligation, a Portfolio may be required to return the Obligation to the seller's estate and be treated as an unsecured creditor of the seller. As an unsecured creditor, a Portfolio would be at risk of losing some or all of the principal and income involved in the transaction. As with any unsecured debt Obligation purchased for a Portfolio, the Advisor or Sub Advisor seeks to reduce the risk of loss through repurchase agreements by analyzing the creditworthiness of the obligor, in this case the seller of the Obligation. Apart from the risk of bankruptcy or insolvency proceedings, there is also the risk that the seller may fail to repurchase the Obligation, in which case a Portfolio may incur a loss if the proceeds to a Portfolio of the sale to a third party are less than the repurchase price. However, if the market value (including interest) of the Obligation subject to the repurchase agreement becomes less than the repurchase price (including interest), a Portfolio will direct the seller of the Obligation to deliver additional securities so that the market value (including interest) of all securities subject to the repurchase agreement will equal or exceed the repurchase price.

Reverse Repurchase Agreements. Each Portfolio (except Scudder Money Market Portfolio) may enter into "reverse repurchase agreements," which are repurchase agreements in which a Portfolio, as the seller of the securities, agrees to repurchase such securities at an agreed time and price. Each Portfolio maintains a segregated account in connection with outstanding reverse repurchase agreements. A Portfolio will enter into reverse repurchase agreements only when the Advisor or Subadvisor believes that the interest income to be earned from the investment of the proceeds of the transaction will be greater than the interest expense of the transaction. Such transactions may increase fluctuations in the market value of Portfolio assets and its yield.


Strategic Transactions and Derivatives (all underlying Scudder Variable Series I & II portfolios except Capital Growth Portfolio, International Portfolio and Scudder Money Market Portfolio).

A Portfolio may, but is not required to, utilize various other investment strategies as described below for a variety of purposes, such as hedging various market risks, managing the effective maturity or duration of fixed-income securities in a portfolio, or enhancing potential gain. These strategies may be executed through the use of derivative contracts.


In the course of pursuing these investment strategies, a Portfolio may purchase and sell exchange-listed and over-the-counter put and call options on securities, equity and fixed-income indices and other instruments, purchase and sell futures contracts and options thereon, enter into various transactions such as swaps, caps, floors, collars, currency forward contracts, currency futures contracts, currency swaps or options on currencies, or currency futures and various other currency transactions (collectively, all the above are called "Strategic Transactions"). In addition, Strategic Transactions may also include new techniques, instruments or strategies that are permitted as regulatory changes occur. Strategic Transactions may be used without limit (subject to certain limitations imposed by the 1940 Act) to attempt to protect against possible changes in the market value of securities held in or to be purchased for a Portfolio's portfolio resulting from securities markets or currency exchange rate fluctuations, to protect a Portfolio's unrealized gains in the value of its portfolio securities, to facilitate the sale of such securities for
investment   purposes,   to  manage  the  effective


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

maturity or duration of fixed-income securities in a portfolio, or to establish a position in the derivatives markets as a substitute for purchasing or selling particular securities. Some Strategic Transactions may also be used to enhance potential gain although no more than 5% of a Portfolio's assets (20% for SVS Index 500 Portfolio) will be committed to Strategic Transactions entered into for non-hedging purposes. Any or all of these investment techniques may be used at any time and in any combination, and there is no particular strategy that dictates the use of one technique rather than another, as use of any Strategic Transaction is a function of numerous variables including market conditions. The ability of a Portfolio to utilize these Strategic Transactions successfully will depend on the Advisor's ability to predict pertinent market movements, which cannot be assured. A Portfolio will comply with applicable regulatory requirements when implementing these strategies, techniques and instruments. Strategic Transactions will not be used to alter fundamental investment purposes and characteristics of a Portfolio, and each Fund will segregate assets (or as provided by applicable regulations, enter into certain offsetting positions) to cover its obligations under options, futures and swaps to limit leveraging of a Portfolio.


Strategic Transactions, including derivative contracts, have risks associated with them including possible default by the other party to the transaction, illiquidity and, to the extent the Advisor's view as to certain market movements is incorrect, the risk that the use of such Strategic Transactions could result in losses greater than if they had not been used. Use of put and call options may result in losses to a Portfolio, force the sale or purchase of portfolio securities at inopportune times or for prices higher than (in the case of put options) or lower than (in the case of call options) current market values, limit the amount of appreciation a Portfolio can realize on its investments or cause a Portfolio to hold a security it might otherwise sell. The use of currency transactions can result in a Portfolio incurring losses as a result of a number of factors including the imposition of exchange controls, suspension of settlements, or the inability to deliver or receive a specified currency. The use of options and futures transactions entails certain other risks. In particular, the variable degree of correlation between price movements of futures contracts and price movements in the related portfolio position of a Portfolio creates the possibility that losses on the hedging instrument may be greater than gains in the value of a Portfolio's position. In addition, futures and options markets may not be liquid in all circumstances and certain over-the-counter options may have no markets. As a result, in certain markets, a Portfolio might not be able to close out a transaction without incurring substantial losses, if at all. Although the use of futures and options transactions for hedging should tend to minimize the risk of loss due to a decline in the value of the hedged position, at the same time they tend to limit any potential gain which might result from an increase in value of such position. Finally, the daily variation margin requirements for futures contracts would create a greater ongoing potential financial risk than would purchases of options, where the exposure is limited to the cost of the initial premium. Losses resulting from the use of Strategic Transactions would reduce net asset value, and possibly income, and such losses can be greater than if the Strategic Transactions had not been utilized.

General Characteristics of Options. Put options and call options typically have similar structural characteristics and operational mechanics regardless of the underlying instrument on which they are purchased or sold. Thus, the following general discussion relates to each of the particular types of options discussed in greater detail below. In addition, many Strategic Transactions involving options require segregation of Portfolio assets in special accounts, as described below under "Use of Segregated and Other Special Accounts."

A put option gives the purchaser of the option, upon payment of a premium, the right to sell, and the writer the obligation to buy, the underlying security, commodity, index, currency or other instrument at the exercise price. For instance, a Portfolio's purchase of a put option on a security might be designed to protect its holdings in the underlying instrument (or, in some cases, a similar instrument) against a substantial decline in the market value by giving a Portfolio the right to sell such instrument at the option exercise price. A call option, upon payment of a premium, gives the purchaser of the option the right to buy, and the seller the obligation to sell, the underlying instrument at the exercise price. A Portfolio's purchase of a call option on a security, financial future, index, currency or other instrument might be intended to protect a Portfolio against an increase in the price of the underlying instrument that it intends to purchase in the future by fixing the price at which it may purchase such instrument. An American style put or call option may be exercised at any time during the option period while a European style put or call option may be exercised only upon expiration or during a fixed period prior thereto. A Portfolio is authorized to purchase and sell exchange listed options and over-the-counter options ("OTC options"). Exchange listed options are issued by a regulated intermediary such as the Options Clearing Corporation ("OCC"), which guarantees the performance of the obligations of the parties to such options. The discussion below uses the OCC as an example, but is also applicable to other financial intermediaries.



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

With certain exceptions, OCC issued and exchange listed options generally settle by physical delivery of the underlying security or currency, although in the future cash settlement may become available. Index options and Eurodollar instruments are cash settled for the net amount, if any, by which the option is "in-the-money" (i.e., where the value of the underlying instrument exceeds, in the case of a call option, or is less than, in the case of a put option, the exercise price of the option) at the time the option is exercised. Frequently, rather than taking or making delivery of the underlying instrument through the process of exercising the option, listed options are closed by entering into offsetting purchase or sale transactions that do not result in ownership of the new option.

A Portfolio's ability to close out its position as a purchaser or seller of an OCC or exchange listed put or call option is dependent, in part, upon the liquidity of the option market. Among the possible reasons for the absence of a liquid option market on an exchange are: (i) insufficient trading interest in certain options; (ii) restrictions on transactions imposed by an exchange; (iii) trading halts, suspensions or other restrictions imposed with respect to particular classes or series of options or underlying securities including reaching daily price limits; (iv) interruption of the normal operations of the OCC or an exchange; (v) inadequacy of the facilities of an exchange or OCC to handle current trading volume; or (vi) a decision by one or more exchanges to discontinue the trading of options (or a particular class or series of options), in which event the relevant market for that option on that exchange would cease to exist, although outstanding options on that exchange would generally continue to be exercisable in accordance with their terms.

The hours of trading for listed options may not coincide with the hours during which the underlying financial instruments are traded. To the extent that the option markets close before the markets for the underlying financial instruments, significant price and rate movements can take place in the underlying markets that cannot be reflected in the option markets.

OTC  options  are  purchased  from  or  sold to  securities  dealers,  financial institutions or other parties ("Counterparties") through direct bilateral agreement with the Counterparty. In contrast to exchange listed options, which generally have standardized terms and performance mechanics, all the terms of an OTC option, including such terms as method of settlement, term, exercise price, premium, guarantees and security, are set by negotiation of the parties. A Portfolio will only sell OTC options (other than OTC currency options) that are subject to a buy-back provision permitting a Portfolio to require the Counterparty to sell the option back to a Portfolio at a formula price within seven days. A Portfolio expects generally to enter into OTC options that have cash settlement provisions, although it is not required to do so.

Unless the parties provide for it, there is no central clearing or guaranty function in an OTC option. As a result, if the Counterparty fails to make or take delivery of the security, currency or other instrument underlying an OTC option it has entered into with a Portfolio or fails to make a cash settlement payment due in accordance with the terms of that option, a Portfolio will lose any premium it paid for the option as well as any anticipated benefit of the transaction. Accordingly, the Advisor must assess the creditworthiness of each such Counterparty or any guarantor or credit enhancement of the Counterparty's credit to determine the likelihood that the terms of the OTC option will be satisfied. A Portfolio will engage in OTC option transactions only with US Government securities dealers recognized by the Federal Reserve Bank of New York as "primary dealers" or broker/dealers, domestic or foreign banks or other financial institutions which have received (or the guarantors of the obligation of which have received) a short-term credit rating of A-1 from Standard & Poor's Ratings Services ("S&P") or P-1 from Moody's Investors Service ("Moody's") or an equivalent rating from any nationally recognized statistical rating organization ("NRSRO") or, in the case of OTC currency transactions, are determined to be of equivalent credit quality by the Advisor. The staff of the Securities and Exchange Commission (the "SEC") currently takes the position that OTC options purchased by a Portfolio, and portfolio securities "covering" the amount of a Portfolio's obligation pursuant to an OTC option sold by it (the cost of the sell-back plus the in-the-money amount, if any) are illiquid, and are subject to a Portfolio's limitation on investing no more than 15% of its net assets in illiquid securities.

If a Portfolio sells a call option, the premium that it receives may serve as a partial hedge, to the extent of the option premium, against a decrease in the value of the underlying securities or instruments in its portfolio or will increase a Portfolio's income. The sale of put options can also provide income.

A Portfolio may purchase and sell call options on securities including US Treasury and agency securities, mortgage-backed securities, foreign sovereign debt, corporate debt securities, equity securities (including convertible securities) and Eurodollar instruments that are traded on US and foreign securities exchanges and in the over-the-counter markets, and on securities indices, currencies and futures contracts. All calls sold by a Portfolio must be "covered" (i.e., a


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

Portfolio must own the securities or futures contract subject to the call) or must meet the asset segregation requirements described below as long as the call is outstanding. Even though a Portfolio will receive the option premium to help protect it against loss, a call sold by a Portfolio exposes a Portfolio during the term of the option to possible loss of opportunity to realize appreciation in the market price of the underlying security or instrument and may require a Portfolio to hold a security or instrument which it might otherwise have sold.

A Portfolio may purchase and sell put options on securities including US Treasury and agency securities, mortgage-backed securities, foreign sovereign debt, corporate debt securities, equity securities (including convertible securities) and Eurodollar instruments (whether or not it holds the above securities in its portfolio), and on securities indices, currencies and futures contracts other than futures on individual corporate debt and individual equity securities. A Portfolio will not sell put options if, as a result, more than 50% of a Portfolio's total assets would be required to be segregated to cover its potential obligations under such put options other than those with respect to futures and options thereon. In selling put options, there is a risk that a Portfolio may be required to buy the underlying security at a disadvantageous price above the market price.


General Characteristics of Futures. A Portfolio may enter into futures contracts or purchase or sell put and call options on such futures as a hedge against anticipated interest rate, currency or equity market changes, and for duration management, risk management and return enhancement purposes. Futures are generally bought and sold on the commodities exchanges where they are listed with payment of initial and variation margin as described below. The sale of a futures contract creates a firm obligation by a Portfolio, as seller, to deliver to the buyer the specific type of financial instrument called for in the contract at a specific future time for a specified price (or, with respect to index futures and Eurodollar instruments, the net cash amount). Options on futures contracts are similar to options on securities except that an option on a futures contract gives the purchaser the right in return for the premium paid to assume a position in a futures contract and obligates the seller to deliver such position.

The Portfolios of Scudder Variable Series II have claimed exclusion from the definition of the term "commodity pool operator" adopted by the CFTC and the National Futures Association, which regulate trading in the futures markets. Therefore, the Portfolios of Scudder Variable Series II are not subject to commodity pool operator registration and regulation under the Commodity Exchange Act.

Futures and options on futures may be entered into for bona fide hedging, risk management (including duration management) or other portfolio and return enhancement management purposes to the extent consistent with the exclusion from commodity pool operator registration. Typically, maintaining a futures contract or selling an option thereon requires a Portfolio to deposit with a financial intermediary as security for its obligations an amount of cash or other specified assets (initial margin) which initially is typically 1% to 10% of the face amount of the contract (but may be higher in some circumstances). Additional cash or assets (variation margin) may be required to be deposited thereafter on a daily basis as the mark to market value of the contract fluctuates. The purchase of an option on financial futures involves payment of a premium for the option without any further obligation on the part of a Portfolio. If a Portfolio exercises an option on a futures contract it will be obligated to post initial margin (and potential subsequent variation margin) for the resulting futures position just as it would for any position. Futures contracts and options thereon are generally settled by entering into an offsetting transaction but there can be no assurance that the position can be offset prior to settlement at an advantageous price, nor that delivery will occur.



Options on Securities Indices and Other Financial Indices. A Portfolio also may purchase and sell call and put options on securities indices and other financial indices and in so doing can achieve many of the same objectives it would achieve through the sale or purchase of options on individual securities or other instruments. Options on securities indices and other financial indices are similar to options on a security or other instrument except that, rather than settling by physical delivery of the underlying instrument, they settle by cash settlement, i.e., an option on an index


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

gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the index upon which the option is based exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option (except if, in the case of an OTC option, physical delivery is specified). This amount of cash is equal to the excess of the closing price of the index over the exercise price of the option, which also may be multiplied by a formula value. The seller of the option is obligated, in return for the premium received, to make delivery of this amount. The gain or loss on an option on an index depends on price movements in the instruments making up the market, market segment, industry or other composite on which the underlying index is based, rather than price movements in individual securities, as is the case with respect to options on securities.

Currency Transactions. A Portfolio may engage in currency transactions with Counterparties primarily in order to hedge, or manage the risk of the value of portfolio holdings denominated in particular currencies against fluctuations in relative value. Currency transactions include forward currency contracts, exchange listed currency futures, exchange listed and OTC options on currencies, and currency swaps. A forward currency contract involves a privately negotiated obligation to purchase or sell (with delivery generally required) a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. A currency swap is an agreement to exchange cash flows based on the notional difference among two or more currencies and operates similarly to an interest rate swap, which is described below. A Portfolio may enter into currency transactions with Counterparties which have received (or the guarantors of the obligations which have received) a credit rating of A-1 or P-1 by S&P or Moody's, respectively, or that have an equivalent rating from a NRSRO or (except for OTC currency options) are determined to be of equivalent credit quality by the Advisor.

A Portfolio's dealings in forward currency contracts and other currency transactions such as futures, options, options on futures and swaps generally will be limited to hedging involving either specific transactions or portfolio positions except as described below. Transaction hedging is entering into a currency transaction with respect to specific assets or liabilities of a Portfolio, which will generally arise in connection with the purchase or sale of its portfolio securities or the receipt of income therefrom. Position hedging is entering into a currency transaction with respect to portfolio security positions denominated in, exposed to or generally quoted in that currency.

A Portfolio generally will not enter into a transaction to hedge currency exposure to an extent greater, after netting all transactions intended wholly or partially to offset other transactions, than the aggregate market value (at the time of entering into the transaction) of the securities held in its portfolio that are denominated in, exposed to or generally quoted in or currently convertible into such currency, other than with respect to proxy hedging or cross hedging as described below.

A Portfolio may also cross-hedge currencies by entering into transactions to purchase or sell one or more currencies that are expected to decline in value relative to other currencies to which a Portfolio has or in which a Portfolio expects to have portfolio exposure.

To reduce the effect of currency fluctuations on the value of existing or anticipated holdings of portfolio securities, a Portfolio may also engage in proxy hedging. Proxy hedging is often used when the currency to which a Portfolio's portfolio is exposed is difficult to hedge or to hedge against the dollar. Proxy hedging entails entering into a commitment or option to sell a currency whose changes in value are generally considered to be correlated to a currency or currencies in which some or all of a Portfolio's portfolio securities are or are expected to be denominated, in exchange for US dollars. The amount of the commitment or option would not exceed the value of a Portfolio's securities denominated in correlated currencies. Currency hedging involves some of the same risks and considerations as other transactions with similar instruments. Currency transactions can result in losses to a Portfolio if the currency being hedged fluctuates in value to a degree or in a direction that is not anticipated. Further, there is the risk that the perceived correlation between various currencies may not be present or may not be present during the particular time that a Portfolio is engaging in proxy hedging. If a Portfolio enters into a currency hedging transaction, a Portfolio will comply with the asset segregation requirements described below.

Risks of Currency Transactions. Currency transactions are subject to risks different from those of other portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be negatively affected by government exchange controls, blockages, and manipulations or exchange restrictions imposed by governments. These can result in losses to a Portfolio if it is unable to deliver or receive currency or funds in settlement of obligations and could also


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

cause hedges it has entered into to be rendered useless, resulting in full currency exposure as well as incurring transaction costs. Buyers and sellers of currency futures are subject to the same risks that apply to the use of futures generally. Further, settlement of a currency futures contract for the purchase of most currencies must occur at a bank based in the issuing nation. Trading options on currency futures is relatively new, and the ability to establish and close out positions on such options is subject to the maintenance of a liquid market which may not always be available. Currency exchange rates may fluctuate based on factors extrinsic to that country's economy.

Combined Transactions. A Portfolio may enter into multiple transactions, including multiple options transactions, multiple futures transactions, multiple currency transactions (including forward currency contracts) and multiple interest rate transactions and any combination of futures, options, currency and interest rate transactions ("component" transactions), instead of a single Strategic Transaction, as part of a single or combined strategy when, in the opinion of the Advisor, it is in the best interests of a Portfolio to do so. A combined transaction will usually contain elements of risk that are present in each of its component transactions. Although combined transactions are normally entered into based on the Advisor's judgment that the combined strategies will reduce risk or otherwise more effectively achieve the desired portfolio management goal, it is possible that the combination will instead increase such risks or hinder achievement of the portfolio management objective.

Swaps, Caps, Floors and Collars. Among the Strategic Transactions into which a Portfolio may enter are interest rate, currency, index and other swaps and the purchase or sale of related caps, floors and collars. A Portfolio expects to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its portfolio, to protect against currency fluctuations, as a duration management technique or to protect against any increase in the price of securities a Portfolio anticipates purchasing at a later date. A Portfolio will not sell interest rate caps or floors where it does not own securities or other instruments providing the income stream a Portfolio may be obligated to pay. Interest rate swaps involve the exchange by a Portfolio with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. A currency swap is an agreement to exchange cash flows on a notional amount of two or more currencies based on the relative value differential among them and an index swap is an agreement to swap cash flows on a notional amount based on changes in the values of the reference indices. The purchase of a cap entitles the purchaser to receive payments on a notional principal amount from the party selling such cap to the extent that a specified index exceeds a predetermined interest rate or amount. The purchase of a floor entitles the purchaser to receive payments on a notional principal amount from the party selling such floor to the extent that a specified index falls below a predetermined interest rate or amount. A collar is a combination of a cap and a floor that preserves a certain return within a predetermined range of interest rates or values.

A Portfolio will usually enter into swaps on a net basis, i.e., the two payment streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with a Portfolio receiving or paying, as the case may be, only the net amount of the two payments. Inasmuch as a Portfolio will segregate assets (or enter into offsetting positions) to cover its obligations under swaps, the Advisor and a Portfolio believe such obligations do not constitute senior securities under the 1940 Act and, accordingly, will not treat them as being subject to its borrowing restrictions. A Portfolio will not enter into any swap, cap, floor or collar transaction unless, at the time of entering into such transaction, the unsecured long-term debt of the Counterparty, combined with any credit enhancements, is rated at least A by S&P or Moody's or has an equivalent rating from a NRSRO or is determined to be of equivalent credit quality by the Advisor. If there is a default by the Counterparty, a Portfolio may have contractual remedies pursuant to the agreements related to the transaction. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid. Caps, floors and collars are more recent innovations for which standardized documentation has not yet been fully developed and, accordingly, they are less liquid than swaps.

Eurodollar Instruments. A Portfolio may make investments in Eurodollar instruments. Eurodollar instruments are US dollar-denominated futures contracts or options thereon which are linked to the London Interbank Offered Rate ("LIBOR"), although foreign currency-denominated instruments are available from time to time. Eurodollar futures contracts enable purchasers to obtain a fixed rate for the lending of funds and sellers to obtain a fixed rate for borrowings. A Portfolio might use Eurodollar futures contracts and options thereon to hedge against changes in LIBOR, to which many interest rate swaps and fixed income instruments are linked.



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Risks of Strategic  Transactions  Outside the US. When conducted outside the US,
Strategic Transactions may not be regulated as rigorously as in the US, may not involve a clearing mechanism and related guarantees, and are subject to the risk of governmental actions affecting trading in, or the prices of, foreign securities, currencies and other instruments. The value of such positions also could be adversely affected by: (i) other complex foreign political, legal and economic factors, (ii) lesser availability than in the US of data on which to make trading decisions, (iii) delays in a Portfolio's ability to act upon economic events occurring in foreign markets during non-business hours in the US, (iv) the imposition of different exercise and settlement terms and procedures and margin requirements than in the US, and (v) lower trading volume and liquidity.

Use of Segregated and Other Special Accounts. Many Strategic Transactions, in addition to other requirements, require that a Portfolio segregate cash or liquid assets with its custodian to the extent Fund obligations are not otherwise "covered" through ownership of the underlying security, financial instrument or currency. In general, either the full amount of any obligation by a Portfolio to pay or deliver securities or assets must be covered at all times by the securities, instruments or currency required to be delivered, or, subject to any regulatory restrictions, an amount of cash or liquid assets at least equal to the current amount of the obligation must be segregated with the custodian. The segregated assets cannot be sold or transferred unless equivalent assets are substituted in their place or it is no longer necessary to segregate them. For example, a call option written by a Portfolio will require a Portfolio to hold the securities subject to the call (or securities convertible into the needed securities without additional consideration) or to segregate cash or liquid assets sufficient to purchase and deliver the securities if the call is exercised. A call option sold by a Portfolio on an index will require a Portfolio to own portfolio securities which correlate with the index or to segregate cash or liquid assets equal to the excess of the index value over the exercise price on a current basis. A put option written by a Portfolio requires a Portfolio to segregate cash or liquid assets equal to the exercise price.

Except when a Portfolio enters into a forward contract for the purchase or sale of a security denominated in a particular currency, which requires no segregation, a currency contract which obligates a Portfolio to buy or sell currency will generally require a Portfolio to hold an amount of that currency or liquid assets denominated in that currency equal to a Portfolio's obligations or to segregate cash or liquid assets equal to the amount of a Portfolio's obligation.

OTC options entered into by a Portfolio, including those on securities, currency, financial instruments or indices and OCC issued and exchange listed index options, will generally provide for cash settlement. As a result, when a Portfolio sells these instruments it will only segregate an amount of cash or liquid assets equal to its accrued net obligations, as there is no requirement for payment or delivery of amounts in excess of the net amount. These amounts will equal 100% of the exercise price in the case of a non cash-settled put, the same as an OCC guaranteed listed option sold by a Portfolio, or the in-the-money amount plus any sell-back formula amount in the case of a cash-settled put or call. In addition, when a Portfolio sells a call option on an index at a time when the in-the-money amount exceeds the exercise price, a Portfolio will segregate, until the option expires or is closed out, cash or cash equivalents equal in value to such excess. OCC issued and exchange listed options sold by a Portfolio other than those above generally settle with physical delivery, or with an election of either physical delivery or cash settlement and a Portfolio will segregate an amount of cash or liquid assets equal to the full value of the option. OTC options settling with physical delivery, or with an election of either physical delivery or cash settlement will be treated the same as other options settling with physical delivery.

In the case of a futures contract or an option thereon, a Portfolio must deposit initial margin and possible daily variation margin in addition to segregating cash or liquid assets sufficient to meet its obligation to purchase or provide securities or currencies, or to pay the amount owed at the expiration of an index-based futures contract. Such liquid assets may consist of cash, cash equivalents, liquid debt or equity securities or other acceptable assets.

With respect to swaps, a Portfolio will accrue the net amount of the excess, if any, of its obligations over its entitlements with respect to each swap on a daily basis and will segregate an amount of cash or liquid assets having a value equal to the accrued excess. Caps, floors and collars require segregation of assets with a value equal to a Portfolio's net obligation, if any.

Strategic Transactions may be covered by other means when consistent with applicable regulatory policies. A Portfolio may also enter into offsetting transactions so that its combined position, coupled with any segregated assets, equals its net outstanding obligation in related options and Strategic Transactions. For example, a Portfolio could purchase a put option if the strike price of that option is the same or higher than the strike price of a put option sold by a Portfolio.

Moreover, instead of segregating cash or liquid assets if a Portfolio held a futures or forward contract, it could purchase a put option on the same futures or forward contract with a strike price as high or higher than the price of the contract held. Other Strategic Transactions may also be offset in combinations. If the offsetting transaction terminates at the time of or after the primary transaction no segregation is required, but if it terminates prior to such time, cash or liquid assets equal to any remaining obligation would need to be segregated.

Warrants. Each Portfolio (except Scudder Money Market Portfolio) may invest in warrants up to five percent of the value of its respective net assets. The holder of a warrant has the right, until the warrant expires, to purchase a given number of shares of a particular issuer at a specified price. Such investments can provide a greater potential for profit or loss than an equivalent investment in the underlying security. Prices of warrants do not necessarily move, however, in tandem with the prices of the underlying securities and are, therefore, considered speculative investments. Warrants pay no dividends and confer no rights other than a purchase option. Thus, if a warrant held by a Portfolio were not exercised by the date of its expiration, a Portfolio would lose the entire purchase price of the warrant.

Zero Coupon Government Securities. Subject to its investment objective and policies, a Portfolio may invest in zero coupon US Government securities. Zero coupon bonds are purchased at a discount from the face amount. The buyer receives only the right to receive a fixed payment on a certain date in the future and does not receive any periodic interest payments. These securities may include those created directly by the US Treasury and those created as collateralized obligations through various proprietary custodial, trust or other relationships. The effect of owning instruments which do not make current interest payments is that a fixed yield is earned not only on the original investment but also, in effect, on all discount accretion during the life of the obligations. This implicit reinvestment of earnings at the same rate eliminates the risk of being unable to reinvest distributions at a rate as high as the implicit yield on the zero coupon bond, but at the same time eliminates any opportunity to reinvest earnings at higher rates. For this reason, zero coupon bonds are subject to substantially greater price fluctuations during periods of changing market interest rates than those of comparable securities that pay interest currently, which fluctuation is greater as the period to maturity is longer. Zero coupon bonds created as collateralized obligations are similar to those created through the US Treasury, but the former investments do not provide absolute certainty of maturity or of cash flows after prior classes of the collateralized obligations are retired. No Portfolio currently intends to invest more than 20% of its net assets in zero coupon US Government securities.

Scudder Real Estate Securities Portfolio


Equity and Equity Equivalents. In addition to investing in common stocks, the Portfolio may invest in other equity securities and equity equivalents, including securities that permit the Portfolio to receive an equity interest in an issuer, the opportunity to acquire an equity interest in an issuer, or the opportunity to receive a return on its investment that permits the Portfolio to benefit from the growth over time in the equity of an issuer. Examples of equity securities and equity security equivalents include preferred stock, convertible preferred stock and convertible debt securities.


The Portfolio will limit its holdings of convertible debt securities to those that, at the time of purchase, are rated at least B- by the Standard & Poor's division of The McGraw-Hill Companies, Inc. ("S&P") or B3 by Moody's Investors Service ("Moody's"), or, if not rated by S&P and Moody's, are of equivalent investment quality as determined by the Sub-Advisor. The Portfolio's investments in convertible debt securities and other high-yield/high-risk, nonconvertible debt securities rated below investment-grade will comprise no more than 20% of the Portfolio's net assets. Debt securities rated below the four highest categories are not considered "investment-grade" obligations.

These securities have speculative characteristics and present more credit risk than investment-grade obligations. Equity equivalents also may include securities whose value or return is derived from the value or return of a different security.


Debt Securities. The Portfolio may invest in debt securities because the Portfolio has current income as a secondary investment objective. As a result, the Portfolio may invest in debt securities when the Sub-Advisor believes such securities represent an attractive investment for the Portfolio. It is intended that the Portfolio may invest in debt securities for income or as a defensive strategy when the Sub-Advisor believes adverse economic or market conditions exist.




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

The value of the debt securities in which the Portfolio may invest will fluctuate based upon changes in interest rates and the credit quality of the issuer. Debt securities that comprise part of the Portfolio's fixed-income portfolio will be limited primarily to "investment-grade" obligations. However, the Portfolio may invest up to 5% of its assets in "high-yield/high-risk" securities. "Investment grade" means that at the time of purchase, such obligations are rated within the four highest categories by a nationally recognized statistical rating organization (for example, at least Baa by Moody's or BBB by S&P), or, if not rated, are of equivalent investment quality as determined by the Sub-Advisor. According to Moody's, bonds rated Baa are medium-grade and possess some speculative characteristics. A BBB rating by S&P indicates S&P's belief that a security exhibits a satisfactory degree of safety and capacity for repayment, but is more vulnerable to adverse economic conditions and changing circumstances.

"High-yield" securities, sometimes referred to as "junk bonds," are higher risk,
non-convertible   debt  obligations   that  are  rated  below   investment-grade
securities, or are unrated, but with similar credit quality.

There are no credit or maturity restrictions on the fixed-income securities in which the high-yield portion of the Portfolio's portfolio may be invested. Debt securities rated lower than Baa by Moody's or BBB by S&P or their equivalent are considered by many to be predominantly speculative. Changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments on such securities than is the case with higher quality debt securities. Regardless of rating levels, all debt securities considered for purchase by the Portfolio are analyzed by the Sub-Advisor to determine, to the extent reasonably possible, that the planned investment is sound, given the investment objectives of the Portfolio.

The Portfolio will not necessarily dispose of high-yield securities if the aggregate value of such securities exceeds 5% of the Portfolio's assets, if such level is exceeded as a result of market appreciation of the value of such securities or market depreciation of the value of the other assets of the Portfolio. Rather, the Sub-Advisor will cease purchasing any additional high-yield securities until the value of such securities is less than 5% of the Portfolio's assets and will monitor such investments to determine whether continuing to hold such investments is likely to assist the Portfolio in meeting its investment objective.

In addition, the value of the Portfolio's investments in fixed-income securities will change as prevailing interest rates change. In general, the prices of such securities vary inversely with interest rates. As prevailing interest rates fall, the prices of bonds and other securities that trade on a yield basis generally rise. When prevailing interest rates rise, bond prices generally fall. These changes in value may, depending upon the particular amount and type of fixed-income securities holdings of the Portfolio, impact the net asset value of the Portfolio's shares.

Notwithstanding the fact that the Portfolio will invest primarily in equity securities, under adverse market or economic conditions, the Portfolio may temporarily invest all or a substantial portion of its assets in cash or investment-grade short-term securities. To the extent that the Portfolio assumes a defensive position, it will not be investing for long-term capital appreciation. When the Portfolio is invested for temporary defensive purposes, it may not pursue or achieve its investment objective.


Convertible Debt Securities. A convertible debt security is a fixed-income security that offers the potential for capital appreciation through a conversion feature that enables the holder to convert the fixed-income security into a stated number of shares of common stock. As fixed-income securities, convertible debt securities provide a stable stream of income with generally higher yields than common stocks. Because convertible debt securities offer the potential to benefit from increases in the market price of the underlying common stock, they generally offer lower yields than non-convertible securities of similar quality. Like all fixed-income securities, there can be no assurance of current income because the issuers of the convertible securities may default on their obligations. In addition, there can be no assurance of capital appreciation because the value of the underlying common stock will fluctuate.


Convertible debt securities generally are subordinated to other similar but non-convertible debt securities of the same issuer, although convertible bonds, as corporate debt obligations, enjoy seniority in right of payment to all equity securities. Because of the subordination feature, however, convertible securities typically have lower ratings than similar non-convertible securities.


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

Real Estate Investment Trusts. The Portfolio intends to invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes (calculated at the time of any investment), in equity securities of real estate investment trusts and real estate companies. A company is considered to be a real estate company if, in the opinion of the Sub-Advisor, at least 50% of its revenues or 50% of the market value of its assets at the time its securities are purchased by the Portfolio are attributed to the ownership, construction, management or sale of real estate.


A REIT invests primarily in income-producing real estate or makes loans to persons involved in the real estate industry. Some REITs, called equity REITs, buy real estate and pay investors income from the rents received from the real estate owned by the REIT and from any profits on the sale of its properties. Other REITs, called mortgage REITS, lend money to building developers and other real estate companies and pay investors income from the interest paid on those loans. There are also hybrid REITs which engage in both owning real estate and making loans.


Short Sales. The Portfolio may engage in short sales, if, at the time of the short sale, the Portfolio owns or has the right to acquire securities equivalent in kind and amount to the securities being sold short (i.e., a short sale "against the box").


In a short sale, the seller does not immediately deliver the securities sold and is said to have a short position in those securities until delivery occurs. To make delivery to the purchaser, the executing broker borrows the securities being sold short on behalf of the seller. While the short position is maintained, the seller collateralizes its obligation to deliver the securities sold short in an amount equal to the proceeds of the short sale plus an additional margin amount established by the Board of Governors of the Federal Reserve. If the Portfolio engages in a short sale, the collateral account will be maintained by State Street Bank and Trust Company, the Portfolio's custodian. While the short sale is open, the Portfolio will maintain, in a segregated custodial account, an amount of securities convertible into, or exchangeable for, such equivalent securities at no additional cost. These securities would constitute the Portfolio's long position.

There will be certain additional transaction costs associated with short sales, but the Portfolio will endeavor to offset these costs with returns from the investment of the cash proceeds of short sales.


Derivative Securities. To the extent permitted by its investment objective and policies, the Portfolio may invest in securities that are commonly referred to as derivative securities. Generally, a derivative is a financial arrangement, the value of which is based on or derived from a traditional security, asset or market index. Certain derivative securities are described more accurately as index structured securities. Index structured securities are derivative securities whose value or performance is linked to other equity securities (such as depository receipts), interest rates, indices or other financial indicators (reference indices).


Some derivatives, such as mortgage-related and other asset-backed securities, are in many respects like any other investment, although they may be more volatile or less liquid than more traditional debt securities.

There are many different types of derivatives and many different ways to use them. Futures and options are commonly used for traditional hedging purposes to attempt to protect the Portfolio from exposure to changing interest rates, securities prices, and for cash management purposes as a low-cost method of gaining exposure to a particular securities market without investing directly in those securities.

The Portfolio may not invest in a derivative security if it would be possible for the Portfolio to lose more money than it invested, or unless the reference index or the instrument to which it relates is an eligible investment for the Portfolio.

The return on a derivative security may increase or decrease, depending upon changes in the reference index or instrument to which it relates.

There is a range of risks associated with derivative investments, including:


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

o The risk that the underlying security, interest rate, market index or other financial asset will not move in the direction the Sub-Advisor anticipates.

o The possibility that there may be no liquid secondary market, or the possibility that price fluctuation limits may be imposed by the exchange on which the derivative is traded, either of which may make it difficult or impossible to close out a position when desired.

o        The risk that the other party will fail to perform its obligations.


Other Investment Companies. The Portfolio may invest up to 10% of its total assets in other mutual funds, including those of the Advisor or Sub-Advisor provided that the investment is consistent with the Portfolio's investment policies and restrictions. Under the 1940 Act, the Portfolio's investment in such securities, subject to certain exceptions, currently is limited to (a) 3% of the total voting stock of any one investment company; (b) 5% of the Portfolio's total assets with respect to any one investment company; and (c) 10% of the Portfolio's total assets in the aggregate. Such purchases will be made in the open market where no commission or profit to a sponsor or dealer results from the purchase other than the customary brokers' commissions. As a shareholder of another investment company, the Portfolio would bear, along with other shareholders, its pro rata portion of the other investment company's expenses, including advisory fees. These expenses would be in addition to the management fee than the Portfolio bears directly in connection with its own operations.

Repurchase Agreements. The Portfolio may invest in repurchase agreements when such transactions present an attractive short-term return on cash that is not otherwise committed to the purchase of securities pursuant to the investment policies of the Portfolio.


A repurchase agreement occurs when, at the time the Portfolio purchases an interest-bearing obligation, the seller (a bank or a broker-dealer registered under the Securities Exchange Act of 1934) agrees to purchase it on a specified date in the future at an agreed-upon price. The repurchase price reflects an agreed-upon interest rate during the time the Portfolio's money is invested in the security.

Because the security purchased constitutes a security for the repurchase obligation, a repurchase agreement can be considered a loan collateralized by the security purchased. The Portfolio's risk is the ability of the seller to pay the agreed-upon repurchase price on the repurchase date. If the seller defaults, the Portfolio may incur costs in disposing of the collateral, which would reduce the amount realized thereon. If the seller seeks relief under the bankruptcy laws, the disposition of the collateral may be delayed or limited. To the extent the value of the security decreases, the Portfolio could experience a loss.

The Portfolio will limit repurchase agreement transactions to securities issued by the U.S. government and its agencies and instrumentalities, and will enter into such transactions with those banks and securities dealers who are deemed creditworthy pursuant to criteria adopted by the Portfolio's Board of Trustees or its designee.

The Portfolio will not invest more than 15% of its net assets in illiquid securities, including repurchase agreements maturing in more than seven days.


When-Issued and Forward Commitment Agreements. The Portfolio may sometimes purchase new issues of securities on a when-issued or forward commitment basis in which the transaction price and yield are each fixed at the time the commitment is made, but payment and delivery occur at a future date (typically 15 to 45 days later).

When purchasing securities on a when-issued or forward commitment basis, the Portfolio assumes the rights and risks of ownership, including the risks of price and yield fluctuations. Market rates of interest on debt securities at the time of delivery may be higher or lower than those contracted for on the when-issued security. Accordingly, the value of such a security may decline prior to delivery, which could result in a loss to the Portfolio. While the Portfolio will make


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

commitments to purchase or sell securities with the intention of actually receiving or delivering them, it may sell the securities before the settlement date if doing so is deemed advisable as a matter of investment strategy. In purchasing securities on a when-issued or forward commitment basis, the Portfolio will establish and maintain a segregated account consisting of cash, cash equivalents or other appropriate liquid securities until the settlement date in an amount sufficient to meet the purchase price. When the time comes to pay for the when-issued securities, the Portfolio will meet its obligations with available cash, through the sale of securities, or, although it would not normally expect to do so, by selling the when-issued securities themselves (which may have a market value greater or less than the Portfolio's payment obligation). Selling securities to meet when-issued or forward commitment obligations may generate taxable capital gains or losses.

Restricted and Illiquid Securities. The Portfolio may, from time to time, purchase securities that are subject to legal or contractual restrictions on resale ("restricted securities") or illiquid securities, including Rule 144A securities, when they present attractive investment opportunities that otherwise meet the Portfolio's criteria for investment. The Portfolio may invest up to 15% of its net assets in such securities. Rule 144A securities are securities that are privately placed with and traded among qualified institutional investors rather than the general public. Although Rule 144A securities are considered restricted securities, they are not necessarily illiquid.


With respect to securities eligible for resale under Rule 144A, the staff of the SEC has taken the position that the liquidity of such securities is a question of fact for the Board of Trustees of the Portfolio to determine, based upon a consideration of the readily available trading markets and the review of any contractual restrictions. Accordingly, the Board is responsible for developing and establishing the guidelines and procedures for determining the liquidity of Rule 144A securities. As allowed by Rule 144A, the Board has delegated the day-to-day function of determining the liquidity of Rule 144A securities to the Sub-Advisor. The Board retains the responsibility to monitor the implementation of the guidelines and procedures it has adopted.


Because the secondary market for such securities is limited to certain qualified institutional investors, the liquidity of such securities may be limited accordingly and the Portfolio may, from time to time, hold a Rule 144A or other security that is illiquid. In such an event, the Sub-Advisor will consider appropriate remedies to minimize the effect on the Portfolio's liquidity.

Short-Term Securities. In order to meet anticipated redemptions, to hold pending the purchase of additional securities for the portfolio, or, in some cases, for temporary defensive purposes, the Portfolio may invest a portion of its assets in money market and other short-term securities. When the Portfolio is invested for temporary defensive purposes, it may not achieve or pursue its investment objectives.


Examples of short-term securities include:

o Securities issued or guaranteed by the U.S. government and its agencies and instrumentalities;

o        Commercial paper;

o        Certificates of deposit and euro dollar certificates of deposit;

o        Bankers' acceptances;

o        Short-term notes, bonds, debentures or other debt instruments; and

o        Repurchase agreements.

The Portfolio may also invest up to 5% of its total assets in any money market fund, including those advised by the Advisor or Sub-Advisor.


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


Futures and Options. The Portfolio may enter into futures contracts, options on futures contracts and options on securities and indices. Generally, futures transactions may be used to: o Protect against a decline in market value of the Portfolio's securities (taking a short futures position); o Protect against the risk of an increase in market value for securities in which the Portfolio generally invests at a time when the Portfolio is not fully invested (taking a long futures position); and o Provide a temporary substitute for the purchase of an individual security that may not be purchased in an orderly fashion.

Some futures and options strategies, such as selling futures, buying puts and writing calls, hedge the Portfolio's investments against price fluctuations. Other strategies, such as buying futures, writing puts and buying calls, tend to increase market exposure.

Although other techniques may be used to control the Portfolio's exposure to market fluctuations, the use of futures contracts may be a more effective means of hedging this exposure. While the Portfolio pays brokerage commissions in connection with opening and closing out futures positions, these costs are lower than the transaction costs incurred in the purchase and sale of the underlying securities.

For example, the sale of a future by the Portfolio means the Portfolio becomes obligated to deliver the security (or securities, in the case of an index future) at a specified price on a specified date. The purchase of a future means the Portfolio becomes obligated to buy the security (or securities) at a specified price on a specified date. Futures contracts provide for the sale by one party and purchase by another party of a specific security at a specified future time and price. The Sub-Advisor may engage in futures and options transactions based on securities indices that are consistent with the Portfolio's investment objectives. An example of an index that may be used is the S&P 500(R) Index. The managers also may engage in futures and options transactions based on specific securities, such as U.S. Treasury bonds or notes. Futures contracts are traded on national futures exchanges. Futures exchanges and trading are regulated under the Commodity Exchange Act by the Commodity Futures Trading Commission (the "CFTC"), a U.S. government agency.

Index futures contracts differ from traditional futures contracts in that when delivery takes place, no stocks or bonds change hands. Instead, these contracts settle in cash at the spot market value of the index. Although other types of futures contracts by their terms call for actual delivery or acceptance of the underlying securities, in most cases the contracts are closed out before the settlement date. A futures position may be closed by taking an opposite position in an identical contract (i.e., buying a contract that has previously been sold or selling a contract that has previously been bought).

Unlike the situation in which the Portfolio purchases or sells an equity security, no price is paid or received by the Portfolio upon the purchase or sale of the future. Initially, the Portfolio will be required to deposit an amount of cash or securities equal to a varying specified percentage of the contract amount. This amount is known as initial margin. The margin deposit is intended to ensure completion of the contract (delivery or acceptance of the underlying security) if it is not terminated prior to the specified delivery date. A margin deposit does not constitute margin transactions for purposes of the Portfolio's investment restrictions. Minimum initial margin requirements are established by the futures exchanges and may be revised. In addition, brokers may establish margin deposit requirements that are higher than the exchange minimums. Cash held in the margin account is not income producing. Subsequent payments to and from the broker, called variation margin, will be made on a daily basis as the price of the underlying securities or index fluctuates, making the future more or less valuable, a process known as marking the contract to market. Changes in variation margin are recorded by the Portfolio as unrealized gains or losses. At any time prior to expiration of the future, the Portfolio may elect to close the position by taking an opposite position that will operate to terminate its position in the future. A final determination of variation margin is then made, additional cash is required to be paid by or released to the Portfolio, and the Portfolio realizes a loss or gain.



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


Options on Securities. The Portfolio may purchase and write (sell) put and call options on securities. A call option gives the purchaser of the option the right to buy, and obligates the writer to sell, the underlying security at the exercise price at any time during the option period. Similarly, a put option gives the purchaser of the option the right to sell, and obligates the writer to buy, the underlying security at the exercise price at any time during the option period.


The Portfolio may write (sell) covered call and put options to a limited extent on its portfolio securities ("covered options") in an attempt to increase income through the premiums it receives for writing the option(s). However, in return for the premium, the Portfolio may forgo the benefits of appreciation on securities sold or may pay more than the market price on securities acquired pursuant to call and put options written by the Portfolio. All options written by the Portfolio are "covered."

A call option written by the Portfolio is "covered" if the Portfolio owns the underlying security covered by the call or has an absolute and immediate right to acquire that security without additional cash consideration (or for additional cash consideration held in a segregated account) upon conversion or exchange of other securities held in its portfolio. A call option is also covered if the Portfolio holds a call option on the same security and in the same principal amount as the written call option where the exercise price of the call option so held (a) is equal to or less than the exercise price of the written call option or (b) is greater than the exercise price of the written call option if the difference is segregated by the Portfolio in cash or liquid securities.

When the Portfolio writes a covered call option, it gives the purchaser of the option the right to buy the underlying security at the price specified in the option (the "exercise price") by exercising the option at any time during the option period. If the option expires unexercised, the Portfolio will realize income in an amount equal to the premium received for writing the option. If the option is exercised, a decision over which the Portfolio has no control, the Portfolio must sell the underlying security to the option holder at the exercise price. By writing a covered call option, the Portfolio forgoes, in exchange for the premium less the commission ("net premium"), the opportunity to profit during the option period from an increase in the market value of the underlying security above the exercise price. In addition, the Portfolio may continue to hold a security which might otherwise have been sold to protect against depreciation in the market price of the security.

A put option written by the Portfolio is "covered" when, among other things, cash or liquid securities are placed in a segregated account to fulfill the obligations undertaken. When the Portfolio writes a covered put option, it gives the purchaser of the option the right to sell the underlying security to the Portfolio at the specified exercise price at any time during the option period. If the option expires unexercised, the Portfolio will realize income in the amount of the net premium received for writing the option. If the put option is exercised, a decision over which the Portfolio has no control, the Portfolio must purchase the underlying security from the option holder at the exercise price. By writing a covered put option, the Portfolio, in exchange for the net premium received, accepts the risk of a decline in the market value of the underlying security below the exercise price.

The Portfolio may terminate its obligation as the writer of a call or put option by purchasing an option with the same exercise price and expiration date as the option previously written. This transaction is called a "closing purchase transaction." The Portfolio will realize a profit or loss on a closing purchase transaction if the amount paid to purchase an option is less or more, as the case may be, than the amount received from the sale thereof. To close out a position as a purchaser of an option, the Portfolio may enter into a "closing sale transaction" which involves liquidating the Portfolio's position by selling the option previously purchased. Where the Portfolio cannot effect a closing purchase transaction, it may be forced to incur brokerage commissions or dealer spreads in selling securities it receives or it may be forced to hold underlying securities until an option is exercised or expires.

The current market value of a traded option is the last sale price or, in the absence of a sale, the mean between the closing bid and asked price. If an option expires on its stipulated expiration date or if the Portfolio enters into a closing purchase transaction, the Portfolio will realize a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was sold), and the deferred credit related to such option will be eliminated. If a call option is exercised, the Portfolio will realize a gain or loss from the sale of the underlying security and the proceeds of the sale will be increased by the premium originally received.

The Portfolio may also purchase call and put options on any securities in which they may invest. The Portfolio would normally purchase a call option in anticipation of an increase in the market value of such securities. The purchase of a


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

call option would entitle the Portfolio, in exchange for the premium paid, to purchase a security at a specified price during the option period. The Portfolio would ordinarily have a gain if the value of the securities increased above the exercise price sufficiently to cover the premium and would have a loss if the value of the securities remained at or below the exercise price during the option period.

The Portfolio would normally purchase put options in anticipation of a decline in the market value of securities in its portfolio ("protective puts") or securities of the type in which it is permitted to invest. The purchase of a put option would entitle the Portfolio, in exchange for the premium paid, to sell a security, which may or may not be held by the Portfolio at a specified price during the option period. The purchase of protective puts is designed merely to offset or hedge against a decline in the market value of the Portfolio. Put options also may be purchased by the Portfolio for the purpose of affirmatively benefiting from a decline in the price of securities that the Portfolio does not own. The Portfolio would ordinarily recognize a gain if the value of the securities decreased below the exercise price sufficiently to cover the premium and would recognize a loss if the value of the securities remained at or above the exercise price. Gains and losses on the purchase of protective put options would tend to be offset by countervailing changes in the value of underlying portfolio securities.

The hours of trading for options on securities may not conform to the hours during which the underlying securities are traded. To the extent that the option markets close before the markets for the underlying securities, significant price and rate movements can take place in the underlying securities markets that cannot be reflected in the option markets. It is impossible to predict the volume of trading that may exist in such options, and there can be no assurance that viable exchange markets will develop or continue.

The Portfolio may enter into closing transactions in order to offset an open option position prior to exercise or expiration by selling an option it has purchased or by entering into an offsetting option. If the Portfolio cannot effect closing transactions, it may have to retain a security in its portfolio it would otherwise sell or deliver a security it would otherwise retain. The Portfolio may also purchase and sell options traded on US exchanges and, to the extent permitted by law, options traded over-the-counter.

The Portfolio may also engage in options transactions in the over-the-counter ("OTC") market with broker-dealers who make markets in these options. The Portfolio will engage in OTC options only with broker-dealers deemed by the Sub-Advisor to be creditworthy. The ability to terminate OTC option positions is more limited than with exchange-traded option positions because the predominant market is the issuing broker rather than an exchange, and may involve the risk that broker-dealers participating in such transactions will not fulfill their obligations. To reduce this risk, the Portfolio will purchase such options only from a counter party approved for these purposes by the Sub-Advisor. The Sub-Advisor will monitor the creditworthiness of dealers with whom the Portfolio enters into such options transactions.


Options on Indices. The Portfolio may also purchase and write exchange-listed and OTC put and call options on securities indices. A securities index measures the movement of a certain group of securities by assigning relative values to the securities included in the index, fluctuating with changes in the market values of the securities included in the index. Some securities index options are based on a broad market index, such as the NYSE Composite Index, or a narrower market index such as the Standard & Poor's 100. Indices may also be based on a particular industry or market segment.


Options on securities  indices are similar to options on securities  except that
(1) the expiration cycles of securities index options are monthly, while those of securities options are currently quarterly, and (2) the delivery requirements are different. Instead of giving the right to take or make delivery of securities at a specified price, an option on a securities index gives the holder the right to receive a cash "exercise settlement amount" equal to (a) the amount, if any, by which the fixed exercise price of the option exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the underlying index on the date of exercise, multiplied by (b) a fixed "index multiplier." Receipt of this cash amount will depend upon the closing level of the securities index upon which the option is based being greater than, in the case of a call, or less than, in the case of a put, the exercise price of the index and the exercise price of the option times a specified multiple. The writer of the option is obligated, in return for the premium received, to make delivery of this amount. Securities index options may be offset by entering into closing transactions as described above for securities options.

As discussed in "Options on Securities," the Portfolio would normally purchase a call option in anticipation of an increase in the market value of the relevant index. The purchase of a call option would entitle the Portfolio, in exchange for the premium paid, to receive upon exercise a cash payment based on the level of the index on the exercise date. The Portfolio would ordinarily have a gain if the value of the index increased above the exercise price sufficiently to cover the premium and would have a loss if the value of the index remained at or below the exercise price during the option period.

As discussed in "Options on Securities," the Portfolio would normally purchase "protective puts" in anticipation of a decline in the market value of the relevant index. The purchase of a put option would entitle the Portfolio, in exchange for the premium paid, to receive upon exercise a cash payment based on the level of the index on the exercise date. The purchase of protective puts is generally designed to offset or hedge against a decline in the market value of the index. The Portfolio would ordinarily recognize a gain if the value of the index decreased below the exercise price sufficiently to cover the premium and would recognize a loss if the value of the index remained at or above the exercise price. Gains and losses on the purchase of protective put options would tend to be offset by countervailing changes in the value of the index.

Because the value of an index option depends upon movements in the level of the index rather than the price of a particular security, whether the Portfolio will realize a gain or loss from the purchase or writing of options on an index depends upon movements in the level of securities prices in the securities market generally or, in the case of certain indices, in an industry or market segment, rather than movements in the price of a particular security. Accordingly, successful use by the Portfolio of options on securities indices will be subject to the Sub-Advisor's ability to predict correctly movements in the direction of the securities market generally or of a particular industry. This requires different skills and techniques than predicting changes in the price of individual securities.


Options on Futures. By purchasing an option on a futures contract, the Portfolio obtains the right, but not the obligation, to sell the futures contract (a put option) or to buy the contract (a call option) at a fixed strike price. The Portfolio can terminate its position in a put option by allowing it to expire or by exercising the option. If the option is exercised, the Portfolio completes the sale of the underlying security at the strike price. Purchasing an option on a futures contract does not require the Portfolio to make margin payments unless the option is exercised.


Although it does not currently intend to do so, the Portfolio may write (or sell) call options that obligate them to sell (or deliver) the option's underlying instrument upon exercise of the option. While the receipt of option premiums would mitigate the effects of price declines, the Portfolio would give up some ability to participate in a price increase on the underlying security. If the Portfolio were to engage in options transactions, it would own the futures contract at the time a call was written and would keep the contract open until the obligation to deliver it pursuant to the call expired.


Risks Related to Futures and Options Transactions. Futures and options prices can be volatile, and trading in these markets involves certain risks. If the Sub-Advisor utilizes a hedge at an inappropriate time or judges interest rate or equity market trends incorrectly, futures and options strategies may lower the Portfolio's return.


The Portfolio could suffer losses if it is unable to close out its position because of an illiquid secondary market. Futures contracts may be closed out only on an exchange that provides a secondary market for these contracts, and there is no assurance that a liquid secondary market will exist for any particular futures contract at any particular time. Consequently, it may not be possible to close a futures position when the Sub-Advisor considers it appropriate or desirable to do so. In the event of adverse price movements, the Portfolio would be required to continue making daily cash payments to maintain its required margin. If the Portfolio had insufficient cash, it might have to sell portfolio securities to meet daily margin requirements at a time when the Sub-Advisor would not otherwise elect to do so. In addition, the Portfolio may be required to deliver or take delivery of instruments underlying futures contracts it holds. The Sub-Advisor will seek to minimize these risks by limiting the contracts entered into on behalf of the Portfolio to those traded on national futures exchanges and for which there appears to be a liquid secondary market.



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

The Portfolio could suffer losses if the prices of its futures and options positions were poorly correlated with its other investments, or if securities underlying futures contracts purchased by the Portfolio had different maturities than those of the portfolio securities being hedged. Such imperfect correlation may give rise to circumstances in which the Portfolio loses money on a futures contract at the same time that it experiences a decline in the value of its hedged portfolio securities. The Portfolio also could lose margin payments it has deposited with a margin broker, if, for example, the broker became bankrupt.


Most futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of the trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond the limit. However, the daily limit governs only price movements during a particular trading day and, therefore, does not limit potential losses. In addition, the daily limit may prevent liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses.

Options on securities indices entail risks in addition to the risks of options on securities. The absence of a liquid secondary market to close out options positions on securities indices may be more likely to occur, although the Portfolio generally will only purchase or write such an option if the Sub-Advisor believes the option can be closed out. Use of options on securities indices also entails the risk that trading in such options may be interrupted if trading in certain securities included in the index is interrupted. The Portfolio will not purchase such options unless the Sub-Advisor believes the market is sufficiently developed such that the risk of trading in such options is no greater than the risk of trading in options on securities.

Price movements in the Portfolio's holdings may not correlate precisely with movements in the level of an index and, therefore, the use of options on indices cannot serve as a complete hedge. Because options on securities indices require settlement in cash, the Sub-Advisor may be forced to liquidate portfolio securities to meet settlement obligations. The Portfolio's activities in index options may also be restricted by the requirements of the Code for qualification as a regulated investment company.

In addition, the hours of trading for options on the securities indices may not conform to the hours during which the underlying securities are traded. To the extent that the option markets close before the markets for the underlying securities, significant price and rate movements can take place in the underlying securities markets that cannot be reflected in the option markets. It is impossible to predict the volume of trading that may exist in such options, and there can be no assurance that viable exchange markets will develop or continue.


Restrictions on the Use of Futures Contracts and Options. Under CFTC regulations, the Portfolio may enter into futures and options transactions (a) for hedging purposes without regard to the percentage of assets committed to initial margin and option premiums or (b) for purposes other than hedging, provided that assets committed to initial margin and option premiums do not exceed 5% of the Portfolio's total assets. To the extent required by law, the Portfolio will segregate cash or securities on its records in an amount sufficient to cover its obligations under the futures contracts and options.

Non-diversification. The Portfolio is classified as a non-diversified management investment company under the 1940 Act, which means that the Portfolio is not limited by the 1940 Act in the proportion of its assets that it may invest in the obligations of a single issuer. The investment of a large percentage of the Portfolio's assets in the securities of a small number of issuers may cause the Portfolio's share price to fluctuate more than that of a diversified fund.


Lending of Portfolio Securities. The Portfolio has the authority to lend up to 33.3% of the total value of its securities to brokers, dealers and other financial organizations. The Portfolio will not lend securities to the Advisor, the Sub-Advisor, the Distributor or their affiliates, except as may be permitted by the 1940 Act or an order from the SEC. The Board of Trustees will make a determination that the fee paid to the placing broker is reasonable. These loans must be collateralized by cash or liquid securities at least equal to the market value of the securities loaned plus accrued income. By lending its securities, the Portfolio may increase its income by continuing to receive payments in respect of dividends and interest on the loaned securities as well as by either investing the cash collateral in short-term securities or obtaining yield in the form of interest paid by the borrower when irrevocable letters of credit and US Government securities are used as collateral. Any gain or loss in the market price of the securities loaned that might occur during the term of the loan would be for the account of the Portfolio. From time to time, the Portfolio may return a part of the interest earned from the investment of collateral received for securities loaned to the borrower and/or a third party that is unaffiliated with the Portfolio and that is acting as a "finder."

The Portfolio will adhere to the following conditions whenever its securities are loaned: (1) the Portfolio must receive at least 100% collateral consisting of cash or equivalent securities of the type discussed above at least equal to the market value of the securities loaned plus accrued interest from the borrower; (2) the borrower must increase this collateral whenever the market value of the securities including accrued interest rises above the level of the collateral; (3) the Portfolio must be able to terminate the loan at any time;
(4) the Portfolio must receive reasonable interest on the loan, as well as any dividends, interest or other distributions on the loaned securities; (5) the Portfolio may pay only reasonable custodian fees in connection with the loan; and (6) voting rights on the loaned securities may pass to the borrower; provided, however, that if a material event adversely affecting the investment occurs, the Portfolio must retain the right to terminate the loan and recall and vote the securities.

During the term of the loan, the Portfolio continues to bear the risk of fluctuations in the price of the loaned securities. In lending securities to brokers, dealers and other organizations, the Portfolio is subject to risks which, like those associated with other extensions of credit, include delays in receiving additional collateral, in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. Default by or bankruptcy of a borrower would expose the Portfolio to possible loss because of adverse market action, expenses and/or delays in connection with the disposition of the underlying securities. The Portfolio is a party to an exemptive order from the SEC which allows cash collateral to be invested in a money market fund managed by the Advisor or the Sub-Advisor (or one of its affiliates) and the Advisor (or one of its affiliates) may serve as the Portfolio's lending agent and may share in revenue received from securities lending transactions as compensation for this service.


Investment of Uninvested Cash Balances. The Portfolio may have cash balances that have not been invested in portfolio securities ("Uninvested Cash"). Uninvested Cash may result from a variety of sources, including dividends or interest received from portfolio securities, unsettled securities transactions, reserves held for investment strategy purposes, scheduled maturity of investments, liquidation of investment securities to meet anticipated redemptions or dividend payments, and new cash received from investors. Uninvested Cash may be invested directly in money market instruments or other short-term debt obligations. Pursuant to an exemptive order issued by the SEC, the Portfolio may use Uninvested Cash to purchase shares of affiliated funds, including money market funds and Scudder Cash Management QP Trust, or entities for the which the Advisor may act as investment advisor now or in the future that operate as cash management investment vehicles but are excluded from the definition of investment company pursuant to Section 3(c)(1) or 3(c)(7) of the 1940 Act (collectively, the "Central Funds") in excess of the limitations of
Section 12(d)(1) of the 1940 Act. Investment by the Portfolio in shares of the Central Funds will comply with Rule 2a-7 under the 1940 Act and will be in accordance with the Portfolio's investment policies and restrictions.

The Portfolio will invest Uninvested Cash in Central Funds only to the extent that the Portfolio's aggregate investment in the Central Funds does not exceed 25% of its total assets. Purchase and sales of shares of Central Funds are made at net asset value.


                             MANAGEMENT OF THE FUND

Investment Advisor

Deutsche Investment Management Americas Inc. ("DeIM" or the "Advisor"), which is part of Deutsche Asset Management (DeAM), is the investment advisor for the Portfolios. Under the supervision of the Fund's Board of Trustees, DeIM, with headquarters at 345 Park Avenue, New York, New York, makes each Portfolio's investment decisions, buys and sells securities for the Portfolios and conducts research that leads to these purchase and sale decisions. DeIM, together with its predecessors, has more than 80 years of experience managing mutual funds and provides a full range of investment advisory services to institutional and retail clients. The Portfolios' investment advisor is also responsible for selecting brokers and dealers and for negotiating brokerage commissions and dealer charges.

DeAM is the marketing name in the US for the asset management activities of Deutsche Bank AG, DeIM, DeAM Deutsche Asset Management Investment Services Ltd., Deutsche Bank Trust Company Americas and Scudder Trust Company. DeAM is a global asset management organization that offers a wide range of investing expertise and resources, including hundreds of portfolio managers and analysts and an office network that reaches the world's major investment centers. This well-resourced global investment platform brings together a wide variety of experience and investment insight, across industries, regions, asset classes and investing styles. DeIM is an indirect, wholly owned subsidiary of Deutsche Bank AG. Deutsche Bank AG is a major global banking institution that is engaged in a wide range of financial services, including investment management, mutual fund, retail, private and commercial banking, investment banking and insurance.

DeIM, together with its predecessors, is one of the most experienced investment counsel firms in the US. It was established as a partnership in 1919 and pioneered the practice of providing investment counsel to individual clients on a fee basis. In 1928 it introduced the first no-load mutual fund to the public. In 1953 Scudder introduced Scudder International Fund, Inc., the first mutual fund available in the US investing internationally in securities of issuers in several foreign countries. The predecessor firm to DeIM reorganized from a partnership to a corporation on June 28, 1985. On December 31, 1997, Zurich Insurance Company ("Zurich") acquired a majority interest in Scudder, and Zurich Kemper Investments, Inc., a Zurich subsidiary, became part of Scudder. Scudder's name was changed to Scudder Kemper Investments, Inc. On January 1, 2001, Scudder changed its name from Scudder Kemper Investments, Inc. to Zurich Scudder Investments, Inc. On April 5, 2002, 100% of Scudder, not including certain UK operations (known as Threadneedle Investments), was acquired by Deutsche Bank AG.

The Advisor or a subadvisor manages each Portfolio's daily investment and business affairs subject to the policies established by the Fund's Board of Trustees.

Pursuant to an investment management agreement (each an "Agreement" and, collectively the "Agreements") with each Portfolio, the Advisor acts as each Portfolio's investment advisor, manages its investments, administers its business affairs, furnishes office facilities and equipment, provides clerical and administrative services and permits its officers and employees to serve without compensation as directors or officers of one or more funds if elected to such positions. To the extent permissible by law, the Advisor may appoint certain of its affiliates as sub-advisors to perform certain of the Advisor's duties.

The Advisor provides investment counsel for many individuals and institutions, including insurance companies, industrial corporations, and financial and banking organizations, as well as providing investment advice to open- and closed-end SEC registered funds.

The Advisor maintains a large research department, which conducts continuous studies of the factors that affect the position of various industries, companies and individual securities. The Advisor receives published reports and statistical compilations from issuers and other sources, as well as analyses from brokers and dealers who may execute portfolio transactions for the Advisor's clients. However, the Advisor regards this information and material as an adjunct to its own research activities. The Advisor's international investment management team travels the world researching hundreds of companies. In selecting securities in which a Portfolio may invest, the conclusions and investment decisions of the Advisor are based primarily on the analyses of its research department.

In certain cases, the investments for a Portfolio are managed by the same individuals who manage one or more other mutual funds advised by the Advisor that have similar names, objectives and investment styles. You should be aware that a Portfolio is likely to differ from these other mutual funds in size, cash flow pattern and tax matters. Accordingly, the holdings and performance of a Portfolio can be expected to vary from those of these other mutual funds.

Certain investments may be appropriate for a Portfolio and also for other clients advised by the Advisor. Investment decisions for a Portfolio and other clients are made with a view to achieving their respective investment objectives and after consideration of such factors as their current holdings, availability of cash for investment and the size of their investments generally. Frequently, a particular security may be bought or sold for only one client or in different amounts and at different times for more than one but less than all clients. Likewise, a particular security may be bought for one or more clients when one or more other clients are selling the security. In addition, purchases or sales of the same security may be made for two or more clients on the same day. In such event, such transactions will be allocated among the clients in a manner believed by the Advisor to be equitable to each. In some cases, this procedure could have an adverse effect on the price or amount of the securities purchased or sold by a Portfolio. Purchase and sale orders for a Portfolio may be combined with those of other clients of the Advisor in the interest of achieving the most favorable net results to a Portfolio.

Each Portfolio is managed by a team of investment professionals who each play an important role in a Portfolio's management process. Team members work together to develop investment strategies and select securities for a Portfolio's portfolio. This team works for the Advisor or its affiliates and is supported by a large staff of economists, research analysts, traders and other investment specialists. The Advisor or its affiliates believe(s) its team approach benefits Portfolio investors by bringing together many disciplines and leveraging its extensive resources. Team members with primary responsibility for management of the Portfolios, as well as team members who have other ongoing management responsibilities for each Portfolio, are identified in each Portfolio's prospectus, as of the date of the Portfolio's prospectus. Composition of the team may change over time, and Portfolio shareholders and investors will be notified of changes affecting individuals with primary Portfolio management responsibility.


The Agreements for the Portfolios were approved by the Trustees on January 12, 2004. The Agreements have an initial term ending September 30, 2005 and continue in effect from year to year thereafter only if their continuance is approved annually by the vote of a majority of those Trustees who are not parties to such Agreements or interested persons of the Advisor or the Fund ("Independent Trustee") cast in person at a meeting called for the purpose of voting on such approval, and either by a vote of the Fund's Trustees or of a majority of the outstanding voting securities of the Portfolios.


The Agreements may be terminated at any time without payment of penalty by either party on sixty days' written notice and automatically terminate in the event of its assignment.

Under each  Agreement,  the  Advisor  regularly  provides  each  Portfolio  with continuing investment management consistent with each Portfolio's investment objective, policies and restrictions and determines what securities shall be purchased, held or sold and what portion of a Portfolio's assets shall be held uninvested, subject to the Fund's Declaration of Trust, By-Laws, the 1940 Act, the Code and to each Portfolio's investment objective, policies and restrictions, and subject, further, to such policies and instructions as the Board of Trustees may from time to time establish. The Advisor also advises and assists the officers of the Fund in taking such steps as are necessary or appropriate to carry out the decisions of its Trustees and the appropriate committees of the Trustees regarding the conduct of the business of each Portfolio.

Under each Agreement, the Advisor also renders administrative services (not otherwise provided by third parties) necessary for each Portfolio's operations as an open-end investment company including, but not limited to, preparing reports and notices to the Trustees and shareholders; supervising, negotiating contractual arrangements with, and monitoring various third-party service providers to a Portfolio (such as the Portfolios' transfer agent, pricing agents, custodian, accountants and others); preparing and making filings with the SEC and other regulatory agencies; assisting in the preparation and filing of the Portfolios' federal, state and local tax returns; preparing and filing the Portfolios' federal excise tax returns; assisting with investor and public relations matters; monitoring the valuation of securities and the calculation of net asset value; monitoring the registration of shares of each Portfolio under applicable federal and state securities laws; maintaining the Portfolios' books and records to the extent not otherwise maintained by a third party; assisting in establishing accounting policies of each Portfolio; assisting in the resolution of accounting and legal issues; establishing and monitoring the Portfolios' operating budget; processing the payment of each Portfolio's bills; assisting each Portfolio in, and otherwise arranging for, the payment of distributions and dividends; and otherwise assisting each Portfolio in the conduct of its business, subject to the direction and control of the Trustees.

Pursuant to a sub-accounting and administrator agreement among the Advisor, Scudder Fund Accounting Corporation ("SFAC") and State Street Bank and Trust Company ("SSB"), the Advisor has delegated certain administrative functions to SSB under the Agreement. The costs and expenses of such delegation are borne by the Advisor, not by the Portfolios.

The Portfolios each pay the Advisor a graduated investment management fee, based on the average daily net assets of the Portfolio, payable monthly, at the annual rates shown below:

Average Daily Net Assets of the Portfolio                             Fee Rate
-----------------------------------------                             --------


$0-$500 million                                                         0.150%
next $500 million                                                       0.140%
next $500 million                                                       0.130%
next $1 billion                                                         0.120%
Over $2.5 billion                                                       0.110%


In addition to their investment management fee, each Portfolio will also bear its pro rata share of the investment management fees of all the underlying portfolios in which it invests.

Under each Agreement, a Portfolio is responsible for all of its other expenses including: organizational costs, fees and expenses incurred in connection with membership in investment company organizations; brokers' commissions; legal, auditing and accounting expenses; insurance; taxes and governmental fees; the fees and expenses of the transfer agent; any other expenses of issue, sale, underwriting, distribution, redemption or repurchase of shares; the expenses of and the fees for registering or qualifying securities for sale; the fees and expenses of Trustees, officers and employees of a Portfolio who are not affiliated with the Advisor; the cost of printing and distributing reports and notices to shareholders; and the fees and disbursements of custodians. A Portfolio may arrange to have third parties assume all or part of the expenses of sale, underwriting and distribution of shares of the Portfolio. A Portfolio is also responsible for its expenses of shareholders' meetings, the cost of responding to shareholders' inquiries, and its expenses incurred in connection with litigation, proceedings and claims and the legal obligation it may have to indemnify its officers and Trustees of the Fund with respect thereto.

In reviewing the terms of each Agreement and in discussions with the Advisor concerning such Agreement, the Independent Directors of the Corporation are represented by independent counsel at the Portfolios' expense.

Each Agreement provides that the Advisor shall not be liable for any error of judgment or mistake of law or for any loss suffered by a Portfolio in connection with matters to which the Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Advisor in the performance of its duties or from reckless disregard by the Advisor of its obligations and duties under the Agreement.

Officers and employees of the Advisor from time to time may have transactions with various banks, including the Portfolios' custodian bank. It is the Advisor's opinion that the terms and conditions of those transactions which have occurred were not influenced by existing or potential custodial or other Fund relationships.

The Advisor may serve as advisor to other funds with investment objectives and policies similar to those of a Portfolio that may have different distribution arrangements or expenses, which may affect performance.

None of the officers or Trustees of the Fund may have dealings with a Portfolio as principals in the purchase or sale of securities, except as individual subscribers to or holders of shares of a Portfolio.

The term Scudder Investments is the designation given to the services provided by the Advisor and its affiliates to the Scudder Family of Funds.

Board Considerations in Connection with Approval of New Investment Management Agreements for the Portfolios

The Trustees approved each Portfolio's current investment management agreement in January 2004. In connection with their deliberations, the Trustees considered such information and factors as they believed, in the light of the legal advice furnished to them by their independent legal counsel and their own business judgment, to be relevant to the interests of the shareholders of the Fund. The factors considered by the Trustees included, among others, the nature, quality and extent of services to be provided by the Advisor to the Fund; investment performance of other similar funds managed by the Advisor and relative to appropriate peer groups and market indices; investment management fees, expense ratios and expected asset size of each Portfolio; the Advisor's profitability from managing other similar funds before marketing expenses paid by the Advisor; possible economies of scale; and possible financial and other benefits to the Advisor from serving as investment adviser and from affiliates of the Advisor providing various services to other funds. In assessing the possible financial and other benefits to the Advisor and its affiliates, the benefits considered by the Trustees included research services available to the Advisor by reason of brokerage business generated by other funds.

The Trustees requested and received extensive information from the Advisor in connection with their consideration of the factors cited above. The Trustees met privately with their independent legal counsel on several occasions to review this information, and requested and received additional information on a range of topics. In conducting their review, the Trustees also considered the Advisor's recent acquisition by Deutsche Bank AG, including the possible effects of this transaction and the resulting organizational changes on the utility of certain historic information regarding the Advisor and other similar funds advised by the Advisor. To the extent they deemed it relevant, the Trustees also considered the extensive materials they had requested and received in connection with their consideration of Deutsche Bank AG's acquisition of the Advisor.

Fees and Expenses of Underlying Portfolios

As noted above, the Portfolios will bear their pro rata share of the underlying portfolios' fees and expenses. The management fees and total operating expenses of the underlying portfolios during their most recent fiscal year are described in the following table. Reimbursement and/or waiver arrangements applicable to certain underlying portfolios caused the net fees and/or expenses for those funds to be lower than the values below.


The information in the table does not reflect charges and fees associated with the separate account that invests in a portfolio or any variable life insurance policy or variable annuity contract for which a portfolio is an investment option. These charges and fees will increase expenses.


Name                                                  Total Expenses (%)          Management Fees (%)
----                                                  ------------------          -------------------


Growth and Income Portfolio                                      0.57                        0.48
Capital Growth Portfolio                                         0.51                        0.47
Global Discovery Portfolio                                       1.19                        0.98
International Portfolio                                          1.03                        0.87
21st Century Growth Portfolio                                    1.11                        0.88
Health Sciences Portfolio                                        0.91                        0.75
Scudder Aggressive Growth Portfolio                              0.81                        0.72
Scudder Blue Chip Portfolio                                      0.69                        0.65
Scudder Large Cap Value  Portfolio                               0.79                        0.75
Scudder Fixed Income Portfolio                                   0.65                        0.60
Scudder Global Blue Chip Portfolio                               1.32                        0.70
Scudder Government Securities Portfolio                          0.59                        0.55
Scudder Growth Portfolio                                         0.64                        0.60
Scudder High Income Portfolio                                    0.66                        0.60
Scudder International Select Equity Portfolio                    0.85                        0.75
Scudder Money Market Portfolio                                   0.54                        0.50
Scudder Small Cap Growth Portfolio                               0.71                        0.65
Scudder Strategic Income Portfolio                               0.73                        0.65
Scudder Technology Growth Portfolio                              0.80                        0.75
Scudder Total Return Portfolio                                   0.58                        0.55
SVS Davis Venture Value Portfolio                                1.02                        0.95
SVS Dreman Financial Services Portfolio                          0.83                        0.75
SVS Dreman High Return Equity Portfolio                          0.79                        0.73
SVS Dreman Small Cap Value Portfolio                             0.81                        0.75
SVS Eagle Focused Large Cap Growth Portfolio                     1.03                        0.95
SVS Focus Value + Growth Portfolio                               0.81                        0.74
SVS Index 500 Portfolio                                          0.46                        0.37
SVS INVESCO Dynamic Growth Portfolio                             1.14                        0.84
SVS Janus Growth And Income Portfolio                            1.04                        0.95
SVS Janus Growth Opportunities Portfolio                         1.01                        0.94
SVS MFS Strategic Value Portfolio                                1.15^(1)                    0.17


                                       88

Name                                                  Total Expenses (%)          Management Fees (%)
----                                                  ------------------          -------------------

SVS Oak Strategic Equity Portfolio                               0.96                        0.95
SVS Turner Mid Cap Growth Portfolio                              1.13                        1.00
Scudder Real Estate Securities Portfolio                         1.10                        0.90


^(1) Pursuant to their respective agreements with Scudder Variable Series II, the investment managers, the underwriter and the accounting agent have agreed, for the one year period commencing May 1, 2003, to limit their respective fees and to reimburse other expenses to the extent necessary to limit total operating expenses of Class A shares of SVS MFS Strategic Value Portfolio to 1.15%; without these agreements, the portfolio's total expenses would have been 2.71%.

Codes of Ethics

The Fund, the Advisor and the Fund's principal underwriter have each adopted codes of ethics under Rule 17j-1 under the 1940 Act. Trustees, officers of the Fund and employees of the Advisor and principal underwriter are permitted to make personal securities transactions, including transactions in securities that may be purchased or held by the Fund, subject to requirements and restrictions set forth in the applicable Code of Ethics. The Advisor's Code of Ethics contains provisions and requirements designed to identify and address certain conflicts of interest between personal investment activities and the interests of the Fund. Among other things, the Advisor's Code of Ethics prohibits certain types of transactions absent prior approval, imposes time periods during which personal transactions may not be made in certain securities, and requires the submission of duplicate broker confirmations and quarterly reporting of securities transactions. Additional restrictions apply to portfolio managers, traders, research analysts and others involved in the investment advisory process. Exceptions to these and other provisions of the Advisor's Code of Ethics may be granted in particular circumstances after review by appropriate personnel.

                             FUND SERVICE PROVIDERS

Distributor

Scudder Distributors, Inc. ("SDI" or the "Distributor"), 222 South Riverside Plaza, Chicago, Illinois 60606, a wholly owned subsidiary of the Advisor, is the distributor and principal underwriter for shares of each Portfolio pursuant to an Underwriting Agreement in the continuous offering of its shares. Terms of continuation, termination and assignment under the underwriting agreement are identical to those described above with regard to the investment management agreements, except that termination other than upon assignment requires sixty days' notice.

Each Portfolio has adopted a distribution plan under Rule 12b-1 (the "Plan") that provides for fees payable as an expense of the Class B shares. Under the plan, Scudder Variable Series II may make quarterly payments as reimbursement to the distributor for distribution and shareholder servicing related expenses incurred or paid by the distributor or a participating insurance company. No such payment shall be made with respect to any quarterly period in excess of an amount determined for such period at the annual rate of .25% of the average daily net assets of Class B shares during that quarterly period. The fee is payable by the Fund, on behalf of each Portfolio, of up to 0.25% of the average daily net assets attributable to the Class B shares of a Portfolio. Because 12b-1 fees are paid out of Portfolio assets on an ongoing basis, they will, over time, increase the cost of investment and may cost more than other types of sales charges. The Plan and any Rule 12b-1-related agreement that is entered into by the Fund or the Distributor in connection with the Plan will continue in effect for a period of more than one year only so long as continuance is specifically approved at least annually by a vote of a majority of the Fund's Board of Trustees, and of a majority of the Trustees who are not interested persons (as defined in the 1940 Act) of the Fund or a Portfolio ("Independent Trustees"), cast in person at a meeting called for the purpose of voting on the Plan, or the Rule 12b-1 related agreement, as applicable. In addition, the Plan and any Rule 12b-1 related agreement, may be terminated as to Class B shares of a Portfolio at any time, without penalty, by vote of a majority of the outstanding Class B shares of that Portfolio or by vote of a majority of the Independent Trustees. The Plan and Underwriting Agreement also provide that it may not be amended to increase materially the amount that may be spent for distribution of Class B shares of a Portfolio without the approval of Class B shareholders of that Portfolio.

As the Portfolios commenced operations on April 30, 2004, they did not pay any distribution fees as of the Fund's most recent fiscal year end.


In addition, SDI may, from time to time, from its own resources pay certain firms additional amounts for ongoing administrative services and assistance provided to their customers and clients who are shareholders of Scudder Variable Series II.

Recordkeeping. Technically, the shareholders of the Portfolios of Scudder Variable Series II are the participating insurance companies that offer the Portfolios as investment options for holders of certain variable annuity contracts and variable life insurance policies. Effectively, ownership of Portfolio shares is passed through to insurance company contract and policy holders. The holders of the shares of the Portfolios on the records of Scudder Variable Series II are the participating insurance companies and no information concerning the Portfolio holdings of specific contract and policy holders is maintained by Scudder Variable Series II. The insurance companies place orders for the purchase and redemption of Portfolio shares with Scudder Variable Series II reflecting the investment of premiums paid, surrender and transfer requests and other matters on a net basis; they maintain all records of the transactions and holdings of Portfolio shares and distributions thereon for individual contract and policy holders; and they prepare and mail to contract and policy holders confirmations and periodic account statements reflecting such transactions and holdings.

The Portfolios of Scudder Variable Series II may compensate certain insurance companies for record keeping and other administrative services performed with regard to holdings of Class B shares as an expense of the Class B shares. These fees are included within the "Other Expenses" category in the fee table for each portfolio in the Portfolios' prospectus (see "How Much Investors Pay" in the Portfolio's prospectus). In addition, the Advisor may, from time to time, pay from its own resources certain insurance companies for record keeping and other administrative services related to Class B shares of the Portfolios held by such insurance companies on behalf of their contract and policy holders.


Transfer Agent

State Street Bank and Trust Company ("SSB"), 225 Franklin Street, Boston, Massachusetts 02110, is the transfer agent and dividend-paying agent for each Portfolio. Pursuant to an agreement with SSB, Scudder Investments Service Company ("SISC"), 811 Main Street, Kansas City, Missouri 64105-2005, an affiliate of the Advisor, acts as each Portfolio's transfer agent, dividend-paying agent and shareholder service agent. SISC receives as transfer agent, annual account fees of $5 per account, transaction and maintenance charges, and out-of-pocket expense reimbursement.

Pursuant to a sub-transfer agency agreement between SISC and DST Systems, Inc. ("DST"), SISC has delegated certain transfer agent and dividend paying agent functions to DST. The costs and expenses of such delegation are borne by SISC, not by the Portfolios.


Custodian


State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, as custodian, has custody of all securities and cash of each Portfolio The custodian attends to the collection of principal and income, and payment for and collection of proceeds of securities bought and sold by the Portfolios. SSB also serves as the foreign custody manager for the Portfolios.

Independent Auditors

The Fund's independent auditors, Ernst & Young LLP, 200 Clarendon Street, Boston, MA 02116 will audit and report on the Portfolios' annual financial statements, review certain regulatory reports and the Portfolios' federal income tax returns, and perform other professional accounting, auditing, tax and advisory services when engaged to do so by the Fund. Shareholders will receive annual audited financial statements and semi-annual unaudited financial statements.

Counsel


Vedder, Price, Kaufman & Kammholz, P.C., 222 N. LaSalle St., Chicago, Illinois, serves as legal counsel to each Portfolio and the Independent Trustees.


Fund Accounting Agent


Scudder Fund Accounting Corp. ("SFAC"), Two International Place, Boston, Massachusetts, 02210-4103, a subsidiary of DeIM, is responsible for determining the daily net asset value per share and maintaining the portfolio and general accounting records of each Portfolio. SFAC receives no fee for its services to each Portfolio; however, subject to Board approval, at some time in the future, SFAC may seek payment for its services to the Portfolios under its agreements with such Portfolios.


Pursuant to a sub-administration and sub-accounting agreement among the Advisor, SFAC and State Street Bank and Trust Company, SFAC has delegated certain fund accounting functions to SSB under the Portfolios' fund accounting agreements. The costs and expenses of such delegation are borne by SFAC, not by the Portfolios.

                             PORTFOLIO TRANSACTIONS

The Advisor is responsible for placing the orders for the purchase and sale of portfolio securities, including the allocation of brokerage.

The primary objective of the Advisor in placing orders for the purchase and sale of securities for a Portfolio is to obtain the most favorable net results, taking into account such factors, among others, as price, commission (where applicable), size of order, difficulty of execution and skill required of the executing broker-dealer. The Advisor seeks to evaluate the overall reasonableness of brokerage commissions paid with commissions charged on comparable transactions, as well as by comparing commissions paid by a Portfolio to reported commissions paid by others. The Advisor routinely reviews commission rates, execution and settlement services performed and makes internal and external comparisons.

A Portfolio's purchases and sales of fixed-income securities are generally placed by the Advisor with primary market makers for these securities on a net basis, without any brokerage commission being paid by a Portfolio. Trading does, however, involve transaction costs. Transactions with dealers serving as primary market makers reflect the spread between the bid and asked prices. Purchases of underwritten issues may be made, which will include an underwriting fee paid to the underwriter. In effecting transactions in over-the-counter securities, orders are placed with the principal market makers for the security being traded unless, after exercising care, it appears that more favorable results are available elsewhere.


When it can be done consistently with the policy of obtaining the most favorable net results, the Advisor may place such orders with broker-dealers who supply research services to the Advisor or a Portfolio. The term "research services", may include, but is not limited to, advice as to the value of securities; the advisability of investing in, purchasing or selling securities; the availability of securities or purchasers or sellers of securities; and analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts. The Advisor is authorized when placing portfolio transactions, if applicable, for a Portfolio to pay a brokerage commission in excess of that which another broker-dealer might charge for executing the same transaction on account of execution services and the receipt of research services. The Advisor has negotiated arrangements, which are not applicable to most fixed income transactions, with certain broker-dealers pursuant to which a broker-dealer will provide research services to the Advisor in exchange for the direction by the Advisor of brokerage transactions to the broker-dealer. These arrangements regarding receipt of research services generally apply to equity security transactions. Although certain research services from broker-dealers may be useful to a Portfolio and to the Advisor, it is the opinion of the Advisor that such information only supplements its own research effort since the information must still be analyzed, weighed and reviewed by the Advisor's staff. Such information may be useful to the Advisor in providing services to clients other than a Portfolio and not all such information is used by the Advisor in connection with a Portfolio. Conversely, such information provided to the Advisor by broker-dealers through whom other clients of the Advisor effect securities transactions may be useful to the Advisor in providing services to a Portfolio.

When selecting a broker-dealer to effect portfolio transactions on behalf of a Portfolio, the Advisor may, provided that it can be done consistently with the policy of obtaining the most favorable net results, consider the activities of the broker-dealer in selling shares of any Scudder-branded (funds marketed with the Scudder name), open-end investment company. The Advisor has informed the Board of each Scudder-branded, open-end investment company of these practices and has undertaken to provide to the Boards regular reports about its selection of broker-dealers to effect portfolio transactions. The Advisor believes that these reports are important because it recognizes that it or its affiliates may derive some benefit from these practices. The Advisor and its affiliates expect that each of the Portfolios will benefit by the direction of orders of the Portfolios to broker-dealers in consideration of those broker-dealers' sales of the Scudder-branded, open-end funds in general.

As the Portfolios commenced operations on April 30, 2004, they did not pay any brokerage commissions as of the Fund's most recent fiscal year end.


Portfolio Turnover

Portfolio turnover rate is defined by the SEC as the ratio of the lesser of annual sales or purchases to the monthly average value of the securities owned by the portfolios during the year, excluding from both the numerator and the denominator all securities whose remaining maturities at the time of acquisition of one year or less. Higher levels of activity by an underlying portfolio result in higher transaction costs and may also result in taxes on realized capital gains to be borne by the underlying portfolio's shareholders.

Portfolio turnover rates for the years ended December 31, 2002 and 2003, respectively, for the underlying portfolios that are part of Scudder Variable Series I are as follows:

Name                                          12/31/02                  12/31/03
----                                          --------                  --------

Growth and Income Portfolio                       66%                       37%
Capital Growth Portfolio                          25%                       13%
Global Discovery Portfolio                        47%                       41%
International Portfolio                          123%                      119%
21st Century Growth Portfolio                     72%                      113%
Health Sciences Portfolio                         53%                       64%

Portfolio turnover rates for the years ended December 31, 2002 and 2003, respectively, for the underlying portfolios that are part of Scudder Variable Series II are as follows:

Name                                                              12/31/02                 12/31/03
----                                                              --------                 --------

Scudder Aggressive Growth Portfolio                                  91%                     71%
Scudder Blue Chip Portfolio                                         182%                    195%
Scudder Large Cap Value  Portfolio                                   58%                     84%
Scudder Fixed Income Portfolio                                      229%^(1)                267%
Scudder Global Blue Chip Portfolio                                   64%                     41%
Scudder Government Securities Portfolio                             511%^(2)                534%^(2)
Scudder Growth Portfolio                                             26%                     38%
Scudder High Income Portfolio                                       165%                     138%
Scudder International Select Equity Portfolio                       139%                     190%
Scudder Small Cap Growth Portfolio                                  123%                     68%
Scudder Strategic Income Portfolio                                  160%                     65%
Scudder Technology Growth Portfolio                                  66%                     64%


                                       92

Name                                                              12/31/02                 12/31/03
----                                                              --------                 --------

Scudder Total Return Portfolio                                      102%^(3)                140%
SVS Davis Venture Value Portfolio                                     7%                     22%
SVS Dreman Financial Services Portfolio                               7%                     13%
SVS Dreman High Return Equity Portfolio                              18%                     17%
SVS Dreman Small Cap Value Portfolio                                 71%                     86%
SVS Eagle Focused Large Cap Growth Portfolio                        143%                     123%
SVS Focus Value + Growth Portfolio                                   82%                     109%
SVS Index 500 Portfolio                                               8%                       6%
SVS INVESCO Dynamic Growth Portfolio                                115%                      79%
SVS Janus Growth And Income Portfolio                                46%                      57%
SVS Janus Growth Opportunities Portfolio                             50%                      48%
SVS MFS Strategic Value Portfolio                                    40%                       7%
SVS Oak Strategic Equity Portfolio                                    6%                      16%
SVS Turner Mid Cap Growth Portfolio                                 115%                     225%

^(1) The portfolio turnover rate including mortgage dollar roll transactions was 265% for the year ended December 31, 2003.

^(2)     The  portfolio   turnover   rates   including   mortgage   dollar  roll
         transactions were 536% and 651% for the years ended December 31, 2003 and December 31, 2002, respectively.

^(3) The portfolio turnover rate including mortgage dollar roll transactions was 108% for the year ended December 31, 2003.

The portfolio turnover rate for Scudder VIT Real Estate Securities Portfolio was 10% for the period May 1, 2003 (commencement of sales of Class B shares) to December 31, 2003.

Purchases and sales for each Portfolio are made whenever necessary, in management's opinion, to meet the Portfolio's objective.

                            PURCHASE AND REDEMPTIONS

Portfolio shares are sold at their net asset value next determined after an order and payment are received as described below. (See "Net Asset Value.")

Upon receipt by a Portfolio's transfer agent of a request for redemption, shares will be redeemed by the Fund, on behalf of a particular Portfolio, at the applicable net asset value as described below.

The Fund, on behalf of a particular Portfolio, may suspend the right of redemption or delay payment more than seven days (a) during any period when the New York Stock Exchange ("Exchange") is closed, other than customary weekend and holiday closings or during any period in which trading on the Exchange is restricted, (b) during any period when an emergency exists as a result of which
(i) disposal of a Portfolio's investments is not reasonably practicable, or (ii) it is not reasonably practicable for the Portfolio to determine the value of its net assets, or (c) for such other periods as the SEC may by order permit for the protection of the Fund's shareholders.


Each Portfolio and their agents may reject or limit purchase orders for any reason, including when there appears to be a pattern of "market timing" or other frequent purchases and sales. For these purposes, each Portfolio or their agents may consider, among other factors, trading history in a Portfolio or affiliated Portfolios, the Portfolios involved in the purchase order, the amount of the investment, a contract owner's background and the background of any other investors or dealers involved.

                           DIVIDENDS AND CAPITAL GAINS

The  Fund  normally   follows  the  practice  of  declaring   and   distributing
substantially all the net investment income and any net short-term and long-term capital gains of these Portfolios at least annually.

The Fund may at any time vary the dividend practices with respect to a Portfolio and, therefore, reserves the right from time to time to either distribute or retain for reinvestment such of its net investment income and its net short-term and long-term capital gains as the Board of Trustees of the Fund determines appropriate under the then current circumstances.

                                      TAXES

Each Portfolio intends to qualify as a regulated investment company under subchapter M of the Internal Revenue Code ("Code") in order to avoid taxation of the Portfolio and its shareholders.

Pursuant to the requirements of Section 817(h) of the Code, with certain limited exceptions, the only shareholders of the Portfolios will be insurance companies and their separate accounts that fund variable insurance contracts. The prospectus that describes a particular variable insurance contract discusses the taxation of separate accounts and the owner of the particular variable insurance contract.


Each Portfolio intends to comply with the requirements of Section 817(h) and related regulations. Section 817(h) of the Code and the regulations issued by the Treasury Department impose certain diversification requirements affecting the securities in which the Portfolios may invest. These diversification requirements are in addition to the diversification requirements under subchapter M and the 1940 Act. The consequences of failure to meet the requirements of Section 817(h) could result in taxation of the insurance company offering the variable insurance contract and immediate taxation of the owner of the contract to the extent of appreciation on investment under the contract.


The preceding is a brief summary of certain of the relevant tax considerations. The summary is not intended as a complete explanation or a substitute for careful tax planning and consultation with individual tax advisors.

                                 NET ASSET VALUE


The net asset value of shares of each Portfolio is computed as of the close of regular trading on the New York Stock Exchange (the "Exchange") on each day the Exchange is open for trading (the "Value Time"). The Exchange is scheduled to be closed on the following holidays: New Year's Day, Dr. Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas, and on the preceding Friday or subsequent Monday when one of these holidays falls on a Saturday or Sunday, respectively. Net asset value per share is determined by dividing the value of the total assets of each Portfolio, less all liabilities attributable to that class, by the total number of shares outstanding.

An equity security is valued at its most recent sale price on the relevant exchange or OTC market as of the Value Time. Lacking any sales, the security is valued at the calculated mean between the most recent bid quotation and the most recent asked quotation (the "Calculated Mean") on such exchange or OTC market as of the Value Time. If it is not possible to determine the Calculated Mean, the security is valued at the most recent bid quotation on such exchange or OTC market as of the Value Time. In the case of certain foreign exchanges or OTC markets, the closing price reported by the exchange or OTC market (which may sometimes be referred to as the "official close" or the "official closing price" or other similar term) will be considered the most recent sale price. If a security is traded on more than one exchange, or upon one or more exchanges and in the OTC market, quotations are taken from the market in which the security is traded most extensively.


Debt securities are valued as follows. Money market instruments purchased with an original or remaining maturity of 60 days or less, maturing at par, are valued at amortized cost. Other money market instruments are valued based on information obtained from an approved pricing agent or, if such information is not readily available, by using matrix pricing techniques (formula driven calculations based primarily on current market yields). Bank loans are valued at prices supplied by an approved pricing agent (which are intended to reflect the mean between the bid and asked prices), if available, and otherwise at the mean of the most recent bid and asked quotations or evaluated prices, as applicable, based on quotations or evaluated prices obtained from one or more broker-dealers. Privately placed debt securities, other than Rule 144A debt securities, initially are valued at cost and thereafter based on all relevant factors including type of security, size of holding and restrictions on disposition. Municipal debt securities are valued at prices supplied by an approved pricing agent (which are intended to reflect the mean between the bid and asked prices), if available, and otherwise at the average of the means based on the most recent bid and asked quotations or evaluated prices obtained from two broker-dealers. Other debt securities not addressed above are valued at prices supplied by an approved pricing agent, if available, and otherwise at the most recent bid quotation or evaluated price, as applicable, obtained from one or more broker-dealers. If it is not possible to value a particular debt security pursuant to the above methods, the security is valued on the basis of factors including (but not limited to) maturity, coupon, creditworthiness, currency denomination, and the movement of the market in which the security is normally traded.

An exchange-traded option contract on securities, currencies and other financial instruments is valued at its most recent sale price on such exchange. Lacking any sales, the option contract is valued at the Calculated Mean. If it is not possible to determine the Calculated Mean, the option contract is valued at the most recent bid quotation in the case of a purchased option contract or the most recent asked quotation in the case of a written option contract, in each case as of the Value Time. An option contract on securities, currencies and other financial instruments traded in the OTC market is valued on the Value Date at the market to market price, or if not available, at the evaluated price provided by the broker-dealer with which it was traded. Futures contracts (and options thereon) are valued at the most recent settlement price, if available, on the exchange on which they are traded most extensively. With the exception of stock index futures contracts which trade on the Chicago Mercantile Exchange, closing settlement times are prior to the close of trading on the New York Stock Exchange. For stock index futures contracts which trade on the Chicago
Mercantile Exchange, closing settlement prices are normally available at approximately 4:20 Eastern time. If no settlement price is available, the last traded price on such exchange will be used.

Following the valuations of securities or other portfolio assets in terms of the currency in which the market quotation used is expressed ("Local Currency"), the value of these portfolio assets in terms of U.S. dollars is calculated by converting the Local Currency into U.S. dollars at the prevailing currency exchange rate on the valuation date.


If market quotations for a portfolio asset are not readily available or the value of a portfolio asset as determined in accordance with Board-approved procedures does not represent the fair market value of a portfolio asset, the value of the portfolio asset is taken to be an amount which, in the opinion of a portfolio's Pricing Committee (or, in some cases, the Board's Valuation Committee), represents fair market value. The value of other portfolio holdings owned by a Portfolio is determined in a manner which is intended to reflect the fair market value of the asset on the valuation date, based on valuation procedures adopted by the Board and overseen by the Pricing Committee.

                              TRUSTEES AND OFFICERS

The following table presents certain information regarding the Trustees and Officers of Scudder Variable Series II as of April 30, 2004. Each individual's year of birth is set forth in parentheses after his or her name. Unless otherwise noted, (i) each individual has engaged in the principal occupation(s) noted in the table for at least the most recent five years, although not necessarily in the same capacity, and (ii) the address of each individual is c/o Deutsche Asset Management, 222 South Riverside Plaza, Chicago, Illinois, 60606. Each Trustee's term of office extends until the next shareholder's meeting called for the purpose of electing such Trustee and until the election and qualification of a successor, or until such Trustee sooner dies, retires, resigns or is removed as provided in the governing documents of Scudder Variable Series II.

Independent Trustees

Name, Year of Birth,
Position(s) Held with the                                                                         Number of Funds
Fund and Length of Time        Principal Occupation(s) During Past 5 Years and                    in Fund Complex
Served^1                       Other Directorships Held                                           Overseen
--------------------------------------------------------------------------------------------------------------------
John W. Ballantine (1946)      Retired; formerly, Executive Vice President and Chief Risk                 82
Trustee, 1999-present          Management Officer, First Chicago NBD Corporation/The First
                               National Bank of Chicago (1996-1998); Executive Vice President and
                               Head of International Banking (1995-1996). Directorships: Enron
                               Corporation (energy trading firm) (effective May 30, 2002);  First
                               Oak Brook Bancshares, Inc.; Oak Brook Bank; American Healthways,
                               Inc. (provider of disease and care management services); Portland
                               General Electric (utility company).
--------------------------------------------------------------------------------------------------------------------
Lewis A. Burnham (1933)        Retired; formerly, Director of Management Consulting, McNulty &            82
Trustee, 1977-present          Company; (1990-1998); prior thereto, Executive Vice President,
                               Anchor Glass Container Corporation.
--------------------------------------------------------------------------------------------------------------------
Donald L. Dunaway (1937)       Retired; formerly, Executive Vice President, A. O. Smith                   82
Trustee, 1980-present          Corporation (diversified manufacturer) (1963-1994).
--------------------------------------------------------------------------------------------------------------------
James R. Edgar (1946)          Distinguished Fellow, University of Illinois, Institute of                 82
Trustee, 1999-present          Government and Public Affairs (1999-present); formerly, Governor,
                               State of Illinois (1991-1999). Directorships: Kemper Insurance
                               Companies; John B. Sanfilippo & Son, Inc.
                               (processor/packager/marketer of nuts, snacks and candy products);
                               Horizon Group Properties, Inc.; Youbet.com (online wagering platform); Alberto-Culver Company (manufactures, distributes and markets health and beauty care products).
--------------------------------------------------------------------------------------------------------------------
Paul K. Freeman (1950)         President, Cook Street Holdings (consulting); Senior Visiting              82
Trustee, 2002-present          Research Scholar, Graduate School of International Studies,
                               University of Denver; Consultant, World Bank/Inter-American
                               Development Bank; formerly, Project Leader, International
                               Institute for Applied Systems Analysis (1998-2001); Chief
                               Executive Officer, The Eric Group, Inc. (environmental insurance)
                               (1986-1998).
--------------------------------------------------------------------------------------------------------------------
Robert B. Hoffman (1936)       Retired; formerly, Chairman, Harnischfeger Industries, Inc.                82
Trustee, 1981-present          (machinery for the mining and paper industries) (1999-2000); prior thereto, Vice Chairman and Chief Financial Officer, Monsanto
                               Company (agricultural, pharmaceutical and nutritional/food products) (1994-1999). Directorship: RCP Advisors, LLC (a private equity investment advisory firm).
--------------------------------------------------------------------------------------------------------------------
Shirley D. Peterson (1941)     Retired; formerly, President, Hood College (1995-2000); prior              82
Trustee, 1995-present          thereto, Partner, Steptoe & Johnson (law firm); Commissioner,
                               Internal Revenue Service; Assistant Attorney General (Tax), US
                               Department of Justice. Directorships: Federal Mogul Corp.
                               (supplier of automotive components and subsystems); AK Steel
                               (steel production); Goodyear Tire & Rubber Co. Trustee, Bryn Mawr
                               College. Former Directorship: Bethlehem Steel Corp.
--------------------------------------------------------------------------------------------------------------------


                                      106

Name, Year of Birth,
Position(s) Held with the                                                                         Number of Funds
Fund and Length of Time        Principal Occupation(s) During Past 5 Years and                    in Fund Complex
Served^1                       Other Directorships Held                                           Overseen
--------------------------------------------------------------------------------------------------------------------
Fred B. Renwick (1930)         Retired; Professor Emeritus of Finance, New York University,             82
Trustee, 1988-present          Stern School of Business (2001- present); formerly, Professor,
                               New York University Stern School of Business  (1965-2001).
                               Directorships: The Wartburg Foundation; Chairman,
                               Finance Committee of Morehouse College Board of
                               Trustees; formerly, Director of Board of Pensions,
                               Evangelical Lutheran Church in America; member of the
                               Investment Committee of Atlanta University Board of
                               Trustees; Chair of the Investment Committee, American
                               Bible Society Board of Trustees.

--------------------------------------------------------------------------------------------------------------------
John G. Weithers (1933)        Retired; formerly, Chairman of the Board and Chief Executive               82
Trustee, 1993-present          Officer, Chicago Stock Exchange. Directorships: Federal Life
                               Insurance Company; Chairman of the Members of the
                               Corporation  and  Trustee,   DePaul   University;
                               formerly,   International   Federation  of  Stock
                               Exchanges; Records Management Systems.
--------------------------------------------------------------------------------------------------------------------

Interested Trustee and Officers^2

Name, Date of Birth,
Position(s) Held with the                                                                     Number of Funds in
Fund and Length of Time        Principal Occupation(s) During Past 5 Years and                Scudder Fund Complex
Served^1                       Other Directorships Held                                       Overseen
--------------------------------------------------------------------------------------------------------------------
Richard T. Hale^3 (1945)       Managing Director, Deutsche Investment Management Americas              202
Chairman and Trustee,          Inc. (2003 to present); Managing Director, Deutsche Bank
2002-present, Chief Executive  Securities Inc. (formerly Deutsche Banc Alex. Brown Inc.) and
Officer, 2003-present          Deutsche Asset Management (1999 to present); Director and
                               President, Investment Company Capital Corp. (registered
                               investment advisor) (1996 to present);  Director,
                               Deutsche  Global Funds,  Ltd.  (2000 to present),
                               (registered   investment   company);    Director,
                               Scudder Global  Opportunities  Fund (since 2003);
                               Director/Officer  Deutsche/Scudder  Mutual  Funds
                               (various  dates);  President,  Montgomery  Street
                               Income   Securities,   Inc.   (2002  to  present)
                               (registered    investment    companies);     Vice
                               President,  Deutsche Asset Management, Inc. (2000
                               to present);  formerly,  Director,  ISI Family of
                               Funds (registered  investment companies;  4 funds
                               overseen) (1992-1999)
--------------------------------------------------------------------------------------------------------------------
Brenda Lyons^4 (1963)          Managing Director, Deutsche Asset Management                            n/a
President, 2003-present
--------------------------------------------------------------------------------------------------------------------
Philip J. Collora (1945)       Director, Deutsche Asset Management                                     n/a
Vice President and Assistant
Secretary, 1986-present
--------------------------------------------------------------------------------------------------------------------
Kenneth Murphy^4 (1963)        Vice President, Deutsche Asset Management (2000-present);               n/a
Vice President, 2002-present   formerly, Director, John Hancock Signature Services (1992-2000)
--------------------------------------------------------------------------------------------------------------------
Charles A. Rizzo^4 (1957)      Managing Director, Deutsche Asset Management (April 2000 to             n/a
Treasurer and Chief Financial  present); formerly, Vice President and Department Head,
Officer, 2002-present          BT Alex. Brown Incorporated (now Deutsche Bank Securities
                               Inc.)  (1998-1999);  Senior  Manager,  Coopers  &
                               Lybrand L.L.P. (now  PricewaterhouseCoopers  LLP)
                               (1993-1998)
--------------------------------------------------------------------------------------------------------------------


                                      107

Name, Date of Birth,
Position(s) Held with the                                                                     Number of Funds in
Fund and Length of Time        Principal Occupation(s) During Past 5 Years and                Scudder Fund Complex
Served^1                       Other Directorships Held                                       Overseen
--------------------------------------------------------------------------------------------------------------------
John Millette^4 (1962)         Director, Deutsche Asset Management                                     n/a
Secretary, 2001-present
--------------------------------------------------------------------------------------------------------------------
Lisa Hertz^5 (1970)            Assistant Vice President, Deutsche Asset Management                     n/a
Assistant Secretary,
2003-present
--------------------------------------------------------------------------------------------------------------------
Daniel O. Hirsch^3 (1954)      Managing Director, Deutsche Asset Management (2002-present)             n/a
Assistant Secretary,           and Director, Deutsche Global Funds Ltd. (2002-present);
2002-present                   formerly, Director, Deutsche Asset Management (1999-2002);
                               Principal, BT Alex. Brown Incorporated (now Deutsche Bank
                               Securities Inc.) (1998-1999); Assistant General Counsel,
                               United States Securities and Exchange Commission (1993-1998)
--------------------------------------------------------------------------------------------------------------------
Caroline Pearson^4 (1962)      Managing Director, Deutsche Asset Management                            n/a
Assistant Secretary,
1998-present
--------------------------------------------------------------------------------------------------------------------
Kathleen Sullivan D'Eramo^4    Director, Deutsche Asset Management                                     n/a
(1957)
Assistant Treasurer,
2003-present
--------------------------------------------------------------------------------------------------------------------
Salvatore Schiavone^4 (1965)   Director, Deutsche Asset Management                                     n/a
Assistant Treasurer,
2003-present
--------------------------------------------------------------------------------------------------------------------
Lucinda Stebbins^4 (1945)      Director, Deutsche Asset Management                                     n/a
Assistant Treasurer,
2003-present
--------------------------------------------------------------------------------------------------------------------

^1 Length of time served represents the date that each Trustee was first elected to the common board of Trustees which oversees a number of investment companies, including the Fund, managed by the Advisor. For the Officers of the Fund, length of time served represents the date that each Officer was first elected to serve as an officer of any fund overseen by the aforementioned common board of Trustees.

^2 As a result of their respective positions held with the Advisor, these individuals are considered "interested persons" of the Advisor within the meaning of the 1940 Act. Interested persons receive no compensation from the Fund.

^3       Address: One South Street, Baltimore, Maryland

^4       Address: Two International Place, Boston, Massachusetts

^5       Address: 345 Park Avenue, New York, New York

Officers' Role with Principal Underwriter: Scudder Distributors, Inc.

Kenneth Murphy:                Vice President
Caroline Pearson:              Secretary
Philip J. Collora:             Assistant Secretary

Trustees' Responsibilities. The officers of the Fund manage its day-to-day operations under the direction of the Fund's Board of Trustees. The primary responsibility of the Board is to represent the interests of the shareholders of the Fund and to provide oversight of the management of the Fund. A majority of the Fund's Board members are not affiliated with the Advisor.

The Board has adopted its own Governance Procedures and Guidelines and has established a number of committees, as described below. For each of the following Committees, the Board has adopted a written charter setting forth the Committees' responsibilities.

Board Committees: The Fund's Board has the following committees:

Audit Committee: The Audit Committee makes recommendations regarding the selection of independent auditors for the Fund, confers with the independent auditors regarding the Fund's financial statements, the results of audits and related matters, and performs such other tasks as the full Board deems necessary or appropriate. The Audit Committee receives annual representations from the auditors as to their independence. The members of the Audit Committee are Donald
L. Dunaway (Chair), Robert B. Hoffman and Lewis A. Burnham. The Audit Committee held nine meetings during calendar year 2003.

Nominating and Governance Committee: The Nominating and Governance Committee, which consists entirely of Independent Trustees, seeks and reviews candidates for consideration as nominees for membership on the Board and oversees the administration of the Fund's Governance Procedures and Guidelines. The members of the Nominating and Governance Committee are Lewis A. Burnham (Chair), James
R. Edgar and Shirley D. Peterson. The Nominating and Governance Committee held six meetings during calendar year 2003. Shareholders wishing to submit the name of a candidate for consideration as a Board member by the Committee should submit their recommendation(s) to the Secretary of the Fund.

Valuation Committee: The Valuation Committee reviews Valuation Procedures adopted by the Board, determines fair value of the Fund's securities as needed in accordance with the Valuation Procedures and performs such other tasks as the full Board deems necessary. The members of the Valuation Committee are John W. Ballantine (Chair) and Richard T. Hale. Alternate members are Donald L. Dunaway and John G. Weithers. As the Portfolios commenced operations on April 30, 2004, the Fund's Valuation Committee did not meet on behalf of the Portfolios during calendar year 2003.

Equity Oversight Committee: The Equity Oversight Committee oversees investment activities of the Fund, such as investment performance and risk, expenses and services provided under the investment management agreement. The members of the Equity Oversight Committee are Robert B. Hoffman (Chair), Lewis A. Burnham and John G. Weithers. The Equity Oversight Committee held four meetings during calendar year 2003.

Operations Committee: The Operations Committee oversees the operations of the Fund, such as reviewing administrative fees and expenses, distribution arrangements, portfolio transaction policies, custody and transfer agency arrangements and shareholder services. Currently, the members of the Operations Committee are John W. Ballantine (Chair), Paul K. Freeman, Fred B. Renwick and John G. Weithers. The Operations Committee held seven meetings during calendar year 2003.

Remuneration. Each Independent Trustee receives a monthly retainer, paid on a quarterly basis, and an attendance fee, plus expenses, for each Board meeting and Committee meeting attended. The Trustees serve as board members of various other funds advised by the Advisor. The Advisor supervises the Fund's investments, pays the compensation and expenses of its personnel who serve as Trustees and officers on behalf of the Fund and receives a management fee for its services.

The Board of Trustees of the Fund established a deferred compensation plan for the Independent Trustees ("Deferred Compensation Plan"). Under the Deferred Compensation Plan, the Independent Trustees may defer receipt of all, or a portion, of the compensation they earn for their services to the Fund, in lieu of receiving current payments of such compensation. Any deferred amount is treated as though an equivalent dollar amount has been invested in shares of one or more funds advised by the Advisor ("Shadow Shares"). Governor Edgar currently has elected to defer at least a portion of his fees. In addition, previously, Mr. Dunaway elected to defer fees that were payable, which are now included under the Deferred Compensation Plan. The equivalent Shadow Shares are reflected below in the table describing the Trustee's share ownership.

Members of the Board of Trustees who are officers, directors, employees or stockholders of the Advisor or its affiliates receive no direct compensation from the Fund, although they are compensated as employees of the Advisor, or its affiliates, and as a result may be deemed to participate in fees paid by the Fund. The Independent Trustees are not entitled to benefits under any fund pension or retirement plan. The following table shows compensation received by each Trustee from the Fund and aggregate compensation from the fund complex during the calendar year 2003.

                                                              Pension or Retirement
                                                                 Benefits Accrued       Total Compensation Paid to
                               Compensation from Scudder            as Part of                   Trustee
Name of Trustee                   Variable Series II              Fund Expenses          from Fund Complex^(4)^(5)
---------------                   ------------------              -------------          -------------------------

John W. Ballantine                        $13,907                       $0                         $218,350
Lewis A. Burnham                          $12,630                       $0                         $209,620
Donald L. Dunaway(1)                      $17,853                       $0                         $239,200
James R. Edgar(2)                         $10,860                       $0                         $175,210
Paul K. Freeman                           $13,006                       $0                         $194,280
Robert B. Hoffman                         $10,990                       $0                         $189,160
Shirley D. Peterson(3)                    $13,504                       $0                         $207,790
Fred B. Renwick                           $10,772                       $0                         $183,940
John G. Weithers                          $12,193                       $0                         $185,380

(1) Does not include deferred fees. Pursuant to a Deferred Compensation Plan, as discussed above, Mr. Dunaway previously elected, in prior years, to defer fees. Deferred amounts are treated as though an equivalent dollar amount has been invested in Shadow Shares (as defined above) of funds managed by the Advisor. Total deferred fees (including interest thereon and the return from the assumed investment in the funds managed by the Advisor) payable from the Fund to Mr. Dunaway are $0.

(2) Includes deferred fees. Pursuant to a Deferred Compensation Plan, as discussed above, deferred amounts are treated as though an equivalent dollar amount has been invested in Shadow Shares (as defined above) of funds managed by the Advisor in which compensation may be deferred by Governor Edgar. Total deferred fees (including interest thereon and the return from the assumed investment in the funds managed by the Advisor) payable from the Fund to Governor Edgar are $34,439.

(3) Includes $19,020 in annual retainer fees received by Ms. Peterson as Lead Trustee.

(4) For each Trustee, total compensation includes compensation for service on the boards of 31 trusts/corporations comprised of 81 funds/portfolios. Each Trustee currently serves on the boards of 31 DeAM trusts/corporations comprised of 82 funds/portfolios.

(5) Aggregate compensation reflects amounts paid to the Trustees for special meetings in connection with amending the administrative services agreement and the transfer agency agreement and the delegation of certain fund accounting functions to State Street Bank and Trust Company. Such amounts totaled $15,510 for Messrs. Ballantine and Dunaway, $8,560 for Messrs. Freeman, Hoffman, Renwick, and Weithers, and $5,170 for Messrs. Burnham and Edgar and Ms. Peterson. These meeting fees were borne by the Advisor.

Mr. Freeman, prior to his service as Independent Trustee of the Fund, served as a board member of certain funds in the Deutsche Bank complex ("DB Funds"). In connection with his resignation and the resignation of certain other board members as Trustees of the DB Funds on July 30, 2002 (the "Effective Date"), which was part of a restructuring of the boards overseeing the DB Funds, Deutsche Asset Management, Inc. ("DeAM") agreed to recommend, and, if necessary obtain, directors and officers ("D&O") liability insurance coverage for the prior board members, including Mr. Freeman, that is at least as equivalent in scope and amount to the D&O coverage provided to the prior board members for the six-year period following the Effective Date. In the event that D&O insurance coverage is not available in the commercial marketplace on commercially reasonable terms from a conventional third party insurer, DeAM reserved the right to provide substantially equivalent protection in the form of an indemnity or financial guarantee from an affiliate of DeAM. The D&O policy in effect prior to the Effective Date provided aggregate coverage of $25,000,000, subject to a $250,000 per claim deductible.

Trustee Fund Ownership. Under the Fund's Governance Procedures and Guidelines, the Independent Trustees have established the expectation that within three years, an Independent Trustee will have invested an amount in those funds he or she oversees (which shall include amounts held under a deferred fee agreement that are valued based on "shadow investments" in such funds) in the aggregate equal to at least one times the amount of the annual retainer received from such funds, with investments allocated to at least one money market, fixed-income and equity fund portfolio, where such an investment is suitable for the particular Independent Trustee's personal investment needs. Each interested Trustee is also encouraged to own an amount of shares (based upon their own individual judgment) of those funds that he or she oversees that is suitable for his or her own appropriate investment needs. The following tables set forth each Trustee's share ownership of the Fund and all funds in the fund complex overseen by each Trustee as of December 31, 2003.

                                                                             Aggregate Dollar Range of
                                             Dollar Range of                  Securities Owned in All
                                           Securities Owned in               Funds in the Fund Complex
Name of Trustee                       Scudder Variable Series II(1)               Overseen by Trustee
---------------                       --------------------------                  -------------------

John W. Ballantine                                None                             Over $100,000
Lewis A. Burnham                                  None                             Over $100,000
Donald L. Dunaway(2)                              None                             Over $100,000
James R. Edgar(2)                                 None                             Over $100,000
Paul K. Freeman                                   None                             Over $100,000
Richard T. Hale                                   None                             Over $100,000
Robert B. Hoffman                                 None                             Over $100,000
Shirley D. Peterson                               None                             Over $100,000
Fred B. Renwick                                   None                             Over $100,000
John G. Weithers                                  None                             Over $100,000

(1)      Scudder Variable Series II, and each of its series; these include:

                Scudder Aggressive Growth Portfolio
                Scudder Blue Chip Portfolio
                Scudder Large Cap Value Portfolio
                Scudder Fixed Income Portfolio
                Scudder Global Blue Chip Portfolio
                Scudder Government & Agency Securities Portfolio Scudder Growth Portfolio
                Scudder High Income Portfolio
                Scudder International Select Equity Portfolio Scudder Money Market Portfolio
                Scudder Small Cap Growth Portfolio
                Scudder Strategic Income Portfolio
                Scudder Technology Growth Portfolio
                Scudder Total Return Portfolio
                SVS Davis Venture Value Portfolio
                SVS Dreman Financial Services Portfolio
                SVS Dreman High Return Equity Portfolio
                SVS Dreman Small Cap Value Portfolio
                SVS Eagle Focused Large Cap Growth Portfolio
                SVS Focus Value+Growth Portfolio
                SVS Index 500 Portfolio
                SVS INVESCO Dynamic Growth Portfolio
                SVS Janus Growth & Income Portfolio
                SVS Janus Growth Opportunities Portfolio
                SVS MFS Strategic Value Portfolio
                SVS Oak Strategic Equity Portfolio
                SVS Turner Mid Cap Growth Portfolio
                Scudder Conservative Income Strategy Portfolio Scudder Growth & Income Strategy Portfolio Scudder Growth Strategy Portfolio
                Scudder Income & Growth Strategy Portfolio

(2) The dollar range of shares shown includes share equivalents of certain Scudder funds in which Mr. Dunaway and Governor Edgar are deemed to be invested pursuant to the Fund's Deferred Compensation Plan as more fully described above under "Remuneration."

As of December 31, 2003, all Trustees and Officers of the Fund as a group owned beneficially (as that term is defined is section 13(d) of the Securities Exchange Act of 1934) less than 1% of the outstanding securities of the Fund.

To the best of the Fund's knowledge, as of December 31, 2003, no person owned of record or beneficially 5% or more of any class of the Fund's outstanding shares (the Portfolios commenced operations on April 30, 2004).

Ownership in Securities of the Advisor and Related Companies

As reported to the Fund, the information in the following table reflects ownership by the Independent Trustees and their immediate family members of certain securities as of December 31, 2003. An immediate family member can be a spouse, children residing in the same household including step and adoptive children and any dependents. The securities represent ownership in an investment advisor or principal underwriter of the Fund and any persons (other than a registered investment company) directly or indirectly controlling, controlled by, or under common control with an investment advisor or principal underwriter of the Fund (including Deutsche Bank AG).

                                                                                   Value of
                               Owner and                                        Securities on       Percent of
                              Relationship                                       an Aggregate      Class on an
Independent Trustee            to Trustee        Company      Title of Class        Basis        Aggregate Basis
-------------------            ----------        -------      --------------        -----        ---------------

John W. Ballantine                                None
Lewis A. Burnham                                  None
Donald L. Dunaway                                 None
James R. Edgar                                    None
Paul K. Freeman                                   None
Robert B. Hoffman                                 None
Shirley D. Peterson                               None
Fred B. Renwick                                   None
John G. Weithers                                  None


                                FUND ORGANIZATION


The Fund was organized as a business trust under the laws of Massachusetts on January 22, 1987. On May 1, 1997, the Fund changed its name from "Kemper Investors Fund" to "Investors Fund Series," on May 1, 1999 the Fund changed its name from "Investors Fund Series" to "Kemper Variable Series" and on May 1, 2001, the Fund changed its name from "Kemper Variable Series" to "Scudder Variable Series II." The Fund may issue an unlimited number of shares of beneficial interest all having no par value. Since the Fund offers multiple portfolios, it is known as a "series company." Currently, each Portfolio offered herein offers one class of shares: Class B. The Portfolios' Class B shares have separate and exclusive voting rights with respect to the Portfolios' Rule 12b-1 Plan. The Portfolios' Class B shares also have equal rights with respect to dividends, assets and liquidation subject to any preferences (such as resulting from different Rule 12b-1 distribution fees), rights or privileges of any classes of shares of a Portfolio. Shares are fully paid and nonassessable when issued, and have no preemptive or conversion rights.


Shareholder inquiries should be made by writing the Fund at the address shown on the front cover or from Participating Insurance Companies which offer the Portfolios.


The Fund is generally not required to hold meetings of its shareholders. Under the Agreement and Declaration of Trust of the Fund ("Declaration of Trust"), however, shareholder meetings will be held in connection with the following matters: (a) the election or removal of trustees if a meeting is called for such purpose; (b) the adoption of any contract for which approval is required by the 1940 Act; (c) any termination or reorganization of the Fund to the extent and as provided in the Declaration of Trust; (d) any amendment of the Declaration of Trust (other than amendments changing the name of the Fund or any Portfolio, establishing a Portfolio, supplying any omission, curing any ambiguity or curing, correcting or supplementing any defective or inconsistent provision thereof); (e) as to whether a court action, preceding or claim should or should not be brought or maintained derivatively or as a class action on behalf of the Fund or the shareholders, to the same extent as the stockholders of a Massachusetts business corporation; and (f) such additional matters as may be required by law, the Declaration of Trust, the By-laws of the Fund, or any registration of the Fund with the SEC or any state, or as the Trustees may consider necessary or desirable. The shareholders also would vote upon changes in fundamental investment objectives, policies or restrictions.


The Board may, at any time, terminate the Fund, a Portfolio or a class without shareholder approval.

Under current interpretations of the 1940 Act, the Fund expects that Participating Insurance Company shareholders will offer VLI and VA contract holders the opportunity to instruct them as to how Fund shares attributable to such contracts will be voted with respect to the matters described above. The separate prospectuses describing the VLI and VA contracts include additional disclosure of how contract holder voting rights are computed.

Under Massachusetts law, shareholders of a Massachusetts business trust could, under certain circumstances, be held personally liable for obligations of the Fund. The Declaration of Trust, however, contains provisions designed to protect shareholders from liability for acts or obligations of the Fund and requires that notice of such provisions be given in each agreement, obligation or instrument entered into or executed by the Fund or the trustees. Moreover, the Declaration of Trust provides for indemnification out of Fund property for all losses and expenses of any shareholders held personally liable for the obligations of the Fund and the Fund will be covered by insurance which the trustees consider adequate to cover foreseeable tort claims. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is considered by DeIM remote and not material since it is limited to circumstances in which the provisions limiting liability are inoperative and the Fund itself is unable to meet its obligations.

The Declaration of Trust further provides that the trustees will not be liable for errors of judgment or mistakes of fact or law. The Declaration of Trust does not protect a trustee against any liability to which he or she should otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties of a trustee. The Declaration of Trust permits the Fund to purchase insurance against certain liabilities on behalf of the Trustees.

                             PROXY VOTING GUIDELINES

The Fund has delegated proxy voting responsibilities to the Advisor, subject to the Boards' general oversight. The Fund has delegated proxy voting to the Advisor with the direction that proxies should be voted consistent with the Fund's best economic interests. The Advisor has adopted its own Proxy Voting Policies and Procedures ("Policies") and Proxy Voting Guidelines ("Guidelines") for this purpose. The Policies address, among other things, conflicts of interest that may arise between the interests of each Fund, and the interests of the Advisor and its affiliates, including the Fund's principal underwriter. The Guidelines set forth the Advisor's general position on various proposals, such as:

o Shareholder Rights -- The Advisor generally votes against proposals that restrict shareholder rights. o Corporate Governance -- The Advisor generally votes for confidential and cumulative voting and against supermajority voting requirements for charter and bylaw amendments.

o Anti-Takeover Matters -- The Advisor generally votes for proposals that require shareholder ratification of poison pills or that request boards to redeem poison pills, and votes against the adoption of poison pills if they are submitted for shareholder ratification. The Advisor generally votes for fair price proposals.

o Compensation Matters -- The Advisor generally votes for executive cash compensation proposals, unless they are unreasonably excessive. The Advisor generally votes against stock option plans that do not meet the Advisor's criteria.

o Routine Matters -- The Advisor generally votes for the ratification of auditors, procedural matters related to the annual meeting, and changes in company name, and against bundled proposals and adjournment.

The general provisions described above do not apply to investment companies. The Advisor generally votes proxies solicited by investment companies in accordance with the recommendations of an independent third-party, except for proxies solicited by or with respect to investment companies for which the Advisor or an affiliate serves as investment Advisor or principal underwriter ("affiliated investment companies"). The Advisor votes affiliated investment company proxies in the same proportion as the vote of the investment company's other shareholders (sometimes called "mirror" or "echo" voting). Master fund proxies solicited from feeder funds are voted in accordance with applicable requirements of the 1940 Act.

Although the Guidelines set forth the Advisor's general voting positions on various proposals, the Advisor may, consistent with each Fund's best interests, determine under some circumstances to vote contrary to those positions.

The Guidelines on a particular issue may or may not reflect the view of individual members of the board, or of a majority of the board. In addition, the Guidelines may reflect a voting position that differs from the actual practices of the public companies within the Deutsche Bank organization or of the investment companies for which the Advisor or an affiliate serves as investment Advisor or sponsor.

The Advisor may consider the views of a portfolio company's management in deciding how to vote a proxy or in establishing general voting positions for the Guidelines, but management's views are not determinative.

As mentioned above, the Policies describe the way in which the Advisor resolves conflicts of interest. To resolve conflicts, the Advisor, under normal circumstances, votes proxies in accordance with its Guidelines. If the Advisor departs from the Guidelines with respect to a particular proxy or if the Guidelines do not specifically address a certain proxy proposal, a proxy voting committee established by the Advisor will vote the proxy. Before voting any such proxy, however, the Advisor's conflicts review committee will conduct an investigation to determine whether any potential conflicts of interest exist in connection with the particular proxy proposal. If the conflicts review committee determines that the Advisor has a material conflict of interest, or certain individuals on the proxy voting committee should be recused from participating in a particular proxy vote, it will inform the proxy voting committee. If notified that the Advisor has a material conflict, or fewer than three voting members are eligible to participate in the proxy vote, typically the Advisor will engage an independent third party to vote the proxy or follow the proxy voting recommendations of an independent third party.

Under certain circumstances, the Advisor may not be able to vote proxies or the Advisor may find that the expected economic costs from voting outweigh the benefits associated with voting. For example, the Advisor may not vote proxies on certain foreign securities due to local restrictions or customs. The Advisor generally does not vote proxies on securities subject to share blocking restrictions.

                             ADDITIONAL INFORMATION

The CUSIP number for each Portfolio is as follows:

                                                             Class B
                                                             -------


Scudder Conservative Income Strategy Portfolio             81123X 28 1
Scudder Growth & Income Strategy Portfolio                 81123X 27 3
Scudder Growth Strategy Portfolio                          81123X 26 5
Scudder Income & Growth Strategy Portfolio                 81123X 25 7


Scudder Variable Series II has a fiscal year ending December 31.

                              FINANCIAL STATEMENTS


The financial statements, including the investment portfolios of each of the portfolios of Scudder Variable Series II (except for the Portfolios which commenced operations on April 30, 2004), together with the Report of Independent Auditors, Financial Highlights and notes to financial statements in the Annual Report to the Shareholders of each Scudder Variable Series II portfolio dated December 31, 2003 are incorporated herein by reference and are hereby deemed to be a part of this Statement of Additional Information.


The Portfolios' prospectus and this Statement of Additional Information omit certain information contained in the Registration Statement which the Fund has filed with the SEC under the Securities Act of 1933 and reference is hereby made to the Registration Statement for further information with respect to the Fund and the securities offered hereby. This Registration Statement and its amendments are available for inspection by the public at the SEC in Washington, DC.

                                   APPENDIX A

BOND AND COMMERCIAL PAPER RATINGS

Set forth below are descriptions of ratings which represent opinions as to the quality of the securities. It should be emphasized, however, that ratings are relative and subjective and are not absolute standards of quality.

MOODY'S INVESTORS SERVICE, INC. -- CORPORATE BOND RATINGS

Aaa: Bonds which are rated Aaa are judged to be of the highest quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa: Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuations of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than in Aaa securities.

A: Bonds which are rated A possess many favorable investment attributes and are to be considered as upper -medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa: Bonds which are rated Baa are considered as medium grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba: Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safe-guarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B: Bonds which are rated B are considered speculative and generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa: Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca: Bonds which are rated Ca represent obligations which are highly speculative. Such issues are often in default or have other marked shortcomings.

C: Bonds which are rated C are the lowest rated class of bonds, typically are in default and can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Note: Moody's appends numerical modifiers 1, 2 and 3 to each generic rating classification from Aa through Caa in its corporate bond rating system. The modifier 1 indicates that the issue ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

MOODY'S INVESTORS SERVICE, INC. -- SHORT-TERM RATINGS

Moody's short-term debt ratings are opinions of the ability of issuers to honor short-term financial obligations. Ratings may be assigned to issuers, short-term programs or to individual short-term debt instruments. Such obligations generally have an original maturity not exceeding thirteen months, unless explicitly noted. Issuers rated Prime-1 or P-1 (or supporting institutions) have a superior ability for repayment of short-term debt obligations. Prime-1 or P-1 repayment ability will often be evidenced by many of the following characteristics:

o        Leading market positions in well established industries.

o        High rates of return on funds employed.

o Conservative capitalization structure with moderate reliance on debt and ample asset protection.

o Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

o Well established access to a range of financial markets and assured sources of alternate liquidity.

Issuers rated Prime-2 or P-2 (or supporting institutions) have a strong ability for repayment of short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

STANDARD & POOR'S RATINGS SERVICES -- CORPORATE BOND RATINGS

INVESTMENT GRADE

AAA: Debt rated AAA has the highest rating assigned by S&P's to a debt obligation. Capacity to pay interest and repay principal is extremely strong.

AA: Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

A: Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

BBB: Debt rated BBB has an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

SPECULATIVE GRADE

Debt rated BB, B, CCC, CC, and C has significant speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest. While such debt will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB: Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments.

The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating.

B: Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal.

The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating.

CCC: Debt rated CCC has a current vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal.

The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

CC: Debt rated CC has a current high vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal.

The rating CC is also applied to debt subordinated to senior debt which is assigned an actual or implied CCC debt rating.

C: The rating C is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

C1: The Rating C1 is reserved for income bonds on which no interest is being paid.

D: Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

Plus (+) or Minus (-): The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

R: Debt rated 'R' is under regulatory supervision owing to its financial condition. During the pendency of the regulatory supervision, the regulators may have the power to favor one class of obligations over others or pay some obligations and not others.

N.R.: Bonds may lack a S&P's rating because no public rating has been requested, because there is insufficient information on which to base a rating, or because S&P's does not rate a particular type of obligation as a matter of policy.

STANDARD & POOR'S RATINGS SERVICES -- SHORT-TERM RATINGS

S&P's commercial paper rating is a current assessment of the likelihood of timely payment of debt considered short-term in the relevant market.

A-1: This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus (+) sign designation.

A-2:   Capacity  for  timely   payment  on  issues  with  this   designation  is
satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

A-3: Issues carrying this designation have adequate capacity for timely payment. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the issuer to meet its financial commitments.

FITCH INVESTORS SERVICE, INC. -- BOND RATINGS

INVESTMENT GRADE

AAA: Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA: Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable events.

A: Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB: Bonds considered to be investment grade and of good credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

SPECULATIVE GRADE

BB: Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business or financial alternatives may be available which could assist the obligor in satisfying its debt service requirements.

B: Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC: Bonds have certain identifiable characteristics which, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC: Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

C: Bonds are in imminent default in payment of interest or principal.

DDD, DD and D: Bonds are in default of interest and/or principal payments. Such bonds are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. DDD represents the highest potential for recovery on these bonds, and D represents the lowest potential for recovery.

Plus (+) or Minus (-): The ratings from AA to CC may be appended by the addition of a plus or minus sign to denote the relative status within the rating category.

NR: Indicates that Fitch Rating does not publicly rate the specific issue.

FITCH INVESTORS SERVICE, INC. -- SHORT-TERM RATINGS

Fitch's short-term ratings apply to debt obligations that are payable on demand or have original maturities of generally up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes.

F-1+: Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest capacity for timely payment.

F-1: Very Strong Credit Quality. Issues assigned this rating reflect a capacity for timely payment only slightly less than issues rated F-1+.

F-2: Good Credit Quality. Issues assigned this rating have a satisfactory capacity for timely payment, but the margin of safety is not as great as the F-1+ and F-1 categories.

F-3: Fair Credit Quality. Issues assigned this rating have characteristics suggesting that the capacity for timely payment is adequate; however, near-term adverse changes could cause these securities to be rated below investment grade.

B: Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

C: High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D: Default. Denotes actual or imminent payment default.

                           SCUDDER VARIABLE SERIES II

                            PART C. OTHER INFORMATION

   Item 23.      Exhibits.
   --------      ---------

                   (a)(1)                   Amended and Restated Agreement and Declaration of Trust, dated April 24,
                                            1998. (Incorporated by reference to Post-Effective Amendment No. 22 to the
                                            Registration Statement, filed April 28, 1998.)

                   (a)(2)                   Certificate of Amendment of Declaration of Trust, dated March 31, 1999.
                                            (Incorporated by reference to Post-Effective Amendment No. 24 to the
                                            Registration Statement, filed on April 29, 1999.)

                   (a)(3)                   Amended and Restated Establishment and Designation of Series of Shares of
                                            Beneficial Interest dated March 31, 1999.  (Incorporated by reference to
                                            Post-Effective Amendment No. 27 to the Registration Statement, filed on
                                            September 1, 1999.)

                   (a)(4)                   Amended and Restated Establishment and Designation of Series of Shares of
                                            Beneficial Interest dated July 14, 1999.  (Incorporated by reference to
                                            Post-Effective Amendment No. 27 to the Registration Statement, filed on
                                            September 1, 1999.)

                   (a)(5)                   Amended and Restated Establishment and Designation of Series of Shares of
                                            Beneficial Interest dated September 29, 1999.  (Incorporated by reference to
                                            Post-Effective Amendment No. 29 to the Registration Statement, filed on
                                            October 29, 1999.)

                   (a)(6)                   Redesignation of Series dated May 1, 2000.  (Incorporated by reference to
                                            Post-Effective Amendment No. 32 to the Registration Statement, filed on May
                                            1, 2000.)

                   (a)(7)                   Amended and Restated Establishment and Designation of Series of Shares of
                                            Beneficial Interest dated January 24, 2001.   (Incorporated by reference to
                                            Post-Effective Amendment No. 33 to the Registration Statement, filed on
                                            February 15, 2001.)

                   (a)(8)                   Amended and Restated Establishment and Designation of Series of Shares of
                                            Beneficial Interest dated March 28, 2001.  (Incorporated by reference to
                                            Post-Effective Amendment No. 36 to the Registration Statement, filed on May
                                            1, 2002.)

                   (a)(9)                   Redesignation of Series dated November 29, 2000.  (Incorporated by reference to Post-Effective Amendment No. 33 to the Registration Statement, filed on
                                            February 15, 2001.)

                  (a)(10)                   Amended and Restated Establishment and Designation of Series of Shares of
                                            Beneficial Interest dated March 20, 2002.  (Incorporated by reference to
                                            Post-Effective Amendment No. 36 to the Registration Statement, filed on May
                                            1, 2002.)

                                       2

                  (a)(11)                   Certificate of Amendment of Declaration of Trust, dated November 29, 2000.
                                            (Incorporated by reference to Post-Effective Amendment No. 33 to the
                                            Registration Statement, filed on February 15, 2001.)

                  (a)(12)                   Redesignation of Series for SVS Dreman Small Cap Value Portfolio, dated
                                            January 15, 2002.  (Incorporated by reference to Post-Effective Amendment
                                            No. 35 to the Registration statement, filed on February 13, 2002.)

                  (a)(13)                   Establishment and Designation of Series of Shares of Beneficial Interest for
                                            SVS MFS Strategic Value Portfolio dated March 20, 2002.  (Incorporated by reference to Post-Effective Amendment No. 36 to the Registration Statement,
                                            filed on May 1, 2002.)

                  (a)(14)                   Establishment and Designation of Class of Shares of Beneficial Interest
                                            dated November 28, 2001.  (Incorporated by reference to Post-Effective
                                            Amendment No. 36 to the Registration Statement, filed on May 1, 2002.)

                  (a)(15)                   Amended and Restated Establishment and Designation of Series of Shares of
                                            Beneficial Interest, dated January 15, 2003. (Incorporated by reference to
                                            Post-Effective Amendment No. 38 to the Registration Statement, filed on
                                            February 28, 2003.)

                  (a)(16)                   Establishment and Designation of Classes of Shares of Beneficial Interest,
                                            No Par Value Going Forth, dated January 15, 2003.  (Incorporated by reference to Post-Effective Amendment No. 38 to the Registration Statement,
                                            filed on February 28, 2003.)

                  (a)(17)                   Redesignation of Series of Shares of Beneficial Interest as Scudder High
                                            Income Portfolio, dated September 2002. (Incorporated by reference to
                                            Post-Effective Amendment No. 39 to the Registration Statement, filed on
                                            April 30, 2003.)

                  (a)(18)                   Establishment and Designation of Classes of Shares of Beneficial Interest,
                                            as Scudder Strategic Income Portfolio, dated January 15, 2003. (Incorporated by reference to Post-Effective Amendment No. 39 to the Registration
                                            Statement, filed on April 30, 2003.)

                  (a)(19)                   Redesignation of Series of Shares of Beneficial Interest as Scudder Fixed
                                            Income Portfolio, dated January 15, 2003. (Incorporated by reference to
                                            Post-Effective Amendment No. 39 to the Registration Statement, filed on
                                            April 30, 2003.)

                  (a)(20)                   Amended and Restated Establishment and Designation of Classes of Series of
                                            Shares of Beneficial Interest dated March 17, 2004 (Incorporated by reference to Post-Effective Amendment No. 45 to the Registration Statement,
                                            filed on April 1, 2004.)

                   (b)(1)                   By-laws.  (Incorporated by reference to Post-Effective Amendment No. 14 to the Registration Statement, filed on April 27, 1995.)

                   (b)(2)                   Amended By-laws dated November 30, 2000.  (Incorporated by reference to
                                            Post-Effective Amendment No. 36 to the Registration Statement, filed on May
                                            1, 2002.)

                                       3

                    (c)                     Text of Share Certificate.  (Incorporated by reference to Post-Effective
                                            Amendment No. 14 to the Registration Statement, filed on April 27, 1995.)

                   (d)(1)                   Investment Management Agreement between the Registrant, on behalf of Scudder
                                            Aggressive Growth Portfolio and Deutsche Investment Management Americas Inc.
                                            dated April 5, 2002.  (Incorporated by reference to Post-Effective Amendment
                                            No. 36 to the Registration Statement, filed on May 1, 2002.)

                   (d)(2)                   Investment Management Agreement between the Registrant, on behalf of Scudder
                                            Blue Chip Portfolio and Deutsche Investment Management Americas Inc. dated
                                            April 5, 2002.  (Incorporated by reference to Post-Effective Amendment No.
                                            36 to the Registration Statement, filed on May 1, 2002.)

                   (d)(3)                   Investment Management Agreement between the Registrant, on behalf of Scudder
                                            Contrarian Value Portfolio and Deutsche Investment Management Americas Inc.
                                            dated April 5, 2002.  (Incorporated by reference to Post-Effective Amendment
                                            No. 36 to the Registration Statement, filed on May 1, 2002.)

                   (d)(4)                   Investment Management Agreement between the Registrant, on behalf of Scudder
                                            Global Blue Chip Portfolio and Deutsche Investment Management Americas Inc.
                                            dated April 5, 2002.  (Incorporated by reference to Post-Effective Amendment
                                            No. 36 to the Registration Statement, filed on May 1, 2002.)

                   (d)(5)                   Investment Management Agreement between the Registrant, on behalf of Scudder
                                            Government Securities Portfolio and Deutsche Investment Management Americas
                                            Inc. dated April 5, 2002. (Incorporated by reference to Post-Effective
                                            Amendment No. 36 to the Registration Statement, filed on May 1, 2002.)

                   (d)(6)                   Investment Management Agreement between the Registrant, on behalf of Scudder
                                            Growth Portfolio and Deutsche Investment Management Americas Inc. dated
                                            April 5, 2002.  (Incorporated by reference to Post-Effective Amendment No.
                                            36 to the Registration Statement, filed on May 1, 2002.)

                   (d)(7)                   Investment Management Agreement between the Registrant, on behalf of Scudder
                                            High Yield Portfolio and Deutsche Investment Management Americas Inc. dated
                                            April 5, 2002.  (Incorporated by reference to Post-Effective Amendment No.
                                            36 to the Registration Statement, filed on May 1, 2002.)

                   (d)(8)                   Investment Management Agreement between the Registrant, on behalf of Scudder
                                            International Research Portfolio and Deutsche Investment Management Americas
                                            Inc. dated April 5, 2002.  (Incorporated by reference to Post-Effective
                                            Amendment No. 36 to the Registration Statement, filed on May 1, 2002.)

                                       4

                   (d)(9)                   Investment Management Agreement between the Registrant, on behalf of Scudder
                                            Investment Grade Bond Portfolio and Deutsche Investment Management Americas
                                            Inc. dated April 5, 2002.  (Incorporated by reference to Post-Effective
                                            Amendment No. 36 to the Registration Statement, filed on May 1, 2002.)

                  (d)(10)                   Investment Management Agreement between the Registrant, on behalf of Scudder
                                            Money Market Portfolio and Deutsche Investment Management Americas Inc.
                                            dated April 5, 2002.  (Incorporated by reference to Post-Effective Amendment
                                            No. 36 to the Registration Statement, filed on May 1, 2002.)

                  (d)(11)                   Investment Management Agreement between the Registrant, on behalf of Scudder
                                            New Europe Portfolio and Deutsche Investment Management Americas Inc. dated
                                            April 5, 2002.  (Incorporated by reference to Post-Effective Amendment No.
                                            36 to the Registration Statement, filed on May 1, 2002.)

                  (d)(12)                   Investment Management Agreement between the Registrant, on behalf of Scudder
                                            Small Cap Growth Portfolio and Deutsche Investment Management Americas Inc.
                                            dated April 5, 2002.  (Incorporated by reference to Post-Effective Amendment
                                            No. 36 to the Registration Statement, filed on May 1, 2002.)

                  (d)(13)                   Investment Management Agreement between the Registrant, on behalf of Scudder
                                            Strategic Income Portfolio and Deutsche Investment Management Americas Inc.
                                            dated April 5, 2002.  (Incorporated by reference to Post-Effective Amendment
                                            No. 36 to the Registration Statement, filed on May 1, 2002.)

                  (d)(14)                   Investment Management Agreement between the Registrant, on behalf of Scudder
                                            Technology Growth Portfolio and Deutsche Investment Management Americas Inc.
                                            dated April 5, 2002.  (Incorporated by reference to Post-Effective Amendment
                                            No. 36 to the Registration Statement, filed on May 1, 2002.)

                  (d)(15)                   Investment Management Agreement between the Registrant, on behalf of Scudder
                                            Total Return Portfolio and Deutsche Investment Management Americas Inc.
                                            dated April 5, 2002.  (Incorporated by reference to Post-Effective Amendment
                                            No. 36 to the Registration Statement, filed on May 1, 2002.)

                  (d)(16)                   Investment Management Agreement between the Registrant, on behalf of SVS
                                            Venture Value Portfolio and Deutsche Investment Management Americas Inc.
                                            dated April 5, 2002.  (Incorporated by reference to Post-Effective Amendment
                                            No. 36 to the Registration Statement, filed on May 1, 2002.)

                  (d)(17)                   Investment Management Agreement between the Registrant, on behalf of SVS
                                            Dreman Financial Services Portfolio and Deutsche Investment Management
                                            Americas Inc. dated April 5, 2002.  (Incorporated by reference to
                                            Post-Effective Amendment No. 36 to the Registration Statement, filed on May
                                            1, 2002.)

                                       5

                  (d)(18)                   Investment Management Agreement between the Registrant, on behalf of SVS
                                            Dreman High Return Equity Portfolio and Deutsche Investment Management
                                            Americas Inc. dated April 5, 2002.  (Incorporated by reference to
                                            Post-Effective Amendment No. 36 to the Registration Statement, filed on May
                                            1, 2002.)

                  (d)(19)                   Investment Management Agreement between the Registrant, on behalf of Scudder
                                            Small Cap Growth Value Portfolio and Deutsche Investment Management Americas
                                            Inc. dated April 5, 2002.  (Incorporated by reference to Post-Effective
                                            Amendment No. 36 to the Registration Statement, filed on May 1, 2002.)

                  (d)(20)                   Investment Management Agreement between the Registrant, on behalf of SVS
                                            Focused Large Cap Growth Portfolio and Deutsche Investment Management
                                            Americas Inc. dated April 5, 2002.  (Incorporated by reference to
                                            Post-Effective Amendment No. 36 to the Registration Statement, filed on May
                                            1, 2002.)

                  (d)(21)                   Investment Management Agreement between the Registrant, on behalf of Scudder
                                            Focus Value+Growth Portfolio and Deutsche Investment Management Americas
                                            Inc. dated April 5, 2002.  (Incorporated by reference to Post-Effective
                                            Amendment No. 36 to the Registration Statement, filed on May 1, 2002.)

                  (d)(22)                   Investment Management Agreement between the Registrant, on behalf of SVS
                                            Index 500 Portfolio and Deutsche Investment Management Americas Inc. dated
                                            April 5, 2002.  (Incorporated by reference to Post-Effective Amendment No.
                                            36 to the Registration Statement, filed on May 1, 2002.)

                  (d)(23)                   Investment Management Agreement between the Registrant, on behalf of SVS
                                            Dynamic Growth Portfolio and Deutsche Investment Management Americas Inc.
                                            dated April 5, 2002.  (Incorporated by reference to Post-Effective Amendment
                                            No. 36 to the Registration Statement, filed on May 1, 2002.)

                  (d)(24)                   Investment Management Agreement between the Registrant, on behalf of SVS
                                            Growth and Income Portfolio and Deutsche Investment Management Americas Inc.
                                            dated April 5, 2002.  (Incorporated by reference to Post-Effective Amendment
                                            No. 36 to the Registration Statement, filed on May 1, 2002.)

                  (d)(25)                   Investment Management Agreement between the Registrant, on behalf of SVS
                                            Growth Opportunities Portfolio and Deutsche Investment Management Americas
                                            Inc. dated April 5, 2002.  (Incorporated by reference to Post-Effective
                                            Amendment No. 36 to the Registration Statement, filed on May 1, 2002.)

                  (d)(26)                   Investment Management Agreement between the Registrant, on behalf of SVS
                                            Strategic Equity Portfolio and Deutsche Investment Management Americas Inc.
                                            dated April 5, 2002.  (Incorporated by reference to Post-Effective Amendment
                                            No. 36 to the Registration Statement, filed on May 1, 2002.)

                                       6

                  (d)(27)                   Investment Management Agreement between the Registrant, on behalf of SVS Mid
                                            Cap Growth Portfolio and Deutsche Investment Management Americas Inc. dated
                                            April 5, 2002.  (Incorporated by reference to Post-Effective Amendment No.
                                            36 to the Registration Statement, filed on May 1, 2002.)

                  (d)(28)                   Investment Management Agreement between the Registrant, on behalf of SVS MFS
                                            Strategic Value Portfolio and Deutsche Investment Management Americas Inc.
                                            dated May 1, 2002.  (Incorporated by reference to Post-Effective Amendment
                                            No. 38 to the Registration Statement, filed on February 28, 2003.)

                 (d)(28)(i)                 Investment Management Agreement between the Registrant, on behalf of Scudder
                                            Conservative Income Strategy Portfolio, and Deutsche Investment Management
                                            Americas Inc. dated January 14, 2004 is filed herein.

                (d)(28)(ii)                 Investment Management Agreement between the Registrant, on behalf of Scudder
                                            Growth & Income Strategy Portfolio, and Deutsche Investment Management
                                            Americas Inc. dated April 1, 2004 is filed herein.

                (d)(28)(iii)                Investment Management Agreement between the Registrant, on behalf of Scudder
                                            Growth Strategy Portfolio, and Deutsche Investment Management Americas Inc.
                                            dated January 14, 2004 is filed herein.

                (d)(28)(iv)                 Investment Management Agreement between the Registrant, on behalf of Scudder
                                            Income & Growth Strategy Portfolio, and Deutsche Investment Management
                                            Americas Inc. dated April 1, 2004 is filed herein.

                  (d)(29)                   Subadvisory Agreement between Scudder Kemper Investments, Inc. and Scudder
                                            Investments (U.K.) Limited, dated September 7, 1998, for Kemper
                                            International Portfolio.  (Incorporated by reference to Post-Effective
                                            Amendment No. 23 to the Registration Statement, filed on February 12, 1999.)

                  (d)(30)                   Subadvisory Agreement between Scudder Kemper Investments, Inc. and Eagle
                                            Asset Management, dated October 29, 1999, for KVS Focused Large Cap Growth
                                            Portfolio.  (Incorporated by reference to Post-Effective Amendment No. 30 to the Registration Statement, filed on February 25, 1999.)

                  (d)(31)                   Subadvisory Agreement between Scudder Kemper Investments, Inc. Janus Capital
                                            Corporation, dated October 29, 1999, for KVS Growth Opportunities Portfolio.
                                            (Incorporated by reference to Post-Effective Amendment No. 30 to the
                                            Registration Statement, filed on February 25, 1999.)

                  (d)(32)                   Amended and Restated Subadvisory Agreement between Scudder Kemper
                                            Investments, Inc. and Banker Trust Company, dated August 1, 2000, for Kemper
                                            Index 500 Portfolio.  (Incorporated by reference to Post-Effective Amendment
                                            No. 34 to the Registration Statement, filed on April 30, 2001.)

                                       7

                  (d)(33)                   Subadvisory Agreement between Zurich Scudder Investments, Inc. and Deutsche
                                            Asset Management, Inc., dated May 1, 2001, for Kemper Index 500 Portfolio.
                                            (Incorporated by reference to Post-Effective Amendment No. 34 to the
                                            Registration Statement, filed on April 30, 2001.)

                  (d)(34)                   Subadvisory Agreement between Zurich Scudder Investments, Inc. and Jennison
                                            Associates LLC, dated May 1, 2001, for SVS Focus Value+Growth Portfolio.
                                            (Incorporated by reference to Post-Effective Amendment No. 35 to the
                                            Registration statement, filed on February 13, 2002.)

                  (d)(35)                   Subadvisory Agreement between Deutsche Investment Management Americas, Inc.
                                            and Dreman Value Management, L.L.C. dated April 5, 2002, for SVS Dreman High
                                            Return Equity Portfolio. (Incorporated by reference to Post-Effective
                                            Amendment No. 39 to the Registration Statement, filed on April 30, 2003.)

                  (d)(36)                   Subadvisory Agreement between Deutsche Investment Management Americas, Inc.
                                            and Davis Select Advisors L.P. dated April 5, 2002, for SVS Davis Venture
                                            Value Portfolio. (Incorporated by reference to Post-Effective Amendment No.
                                            39 to the Registration Statement, filed on April 30, 2003.)

                  (d)(37)                   Subadvisory Agreement between Deutsche Investment Management Americas Inc.
                                            and Deutsche Asset Management Investment Services Limited dated September 2,
                                            2002, for Scudder Strategic Income Portfolio. (Incorporated by reference to
                                            Post-Effective Amendment No. 39 to the Registration Statement, filed on
                                            April 30, 2003.)

                  (d)(38)                   Subadvisory Agreement between Deutsche Investment Management Americas, Inc.
                                            and Deutsche Asset Management Investment Services Limited dated September
                                            30, 2002, for Scudder International Select Equity Portfolio. (Incorporated
                                            by reference to Post-Effective Amendment No. 39 to the Registration
                                            Statement, filed on April 30, 2003.)

                  (d)(39)                   Subadvisory Agreement between Deutsche Investment Management Americas Inc.
                                            and Dreman Value Management, L.L.C., dated April 5, 2002, for SVS Dreman
                                            Financial Services Portfolio.  (Incorporated by reference to Post-Effective
                                            Amendment No. 38 to the Registration Statement, filed on February 28, 2003.)

                  (d)(40)                   Subadvisory Agreement between Deutsche Investment Management Americas Inc.
                                            and Dreman Value Management, L.L.C., dated April 5, 2002, for SVS Dreman
                                            Small Cap Value Portfolio.  (Incorporated by reference to Post-Effective
                                            Amendment No. 38 to the Registration Statement, filed on February 28, 2003.)

                  (d)(41)                   Subadvisory Agreement between Deutsche Investment Management Americas Inc.
                                            and Eagle Asset Management, L.L.C., dated April 5, 2002, for SVS Eagle
                                            Focused Large Cap Growth Portfolio.  (Incorporated by reference to
                                            Post-Effective Amendment No. 38 to the Registration Statement, filed on
                                            February 28, 2003.)

                                       8

                  (d)(42)                   Subadvisory Agreement between Deutsche Investment Management Americas Inc.
                                            and Jennison Associates, L.L.C., dated April 5, 2002, for SVS Focus
                                            Value+Growth Portfolio.  (Incorporated by reference to Post-Effective
                                            Amendment No. 38 to the Registration Statement, filed on February 28, 2003.)

                  (d)(43)                   Subadvisory Agreement between Deutsche Investment Management Americas Inc.
                                            and Dreman Value Management, L.L.C., dated April 5, 2002, for SVS Focus
                                            Value+Growth Portfolio.  (Incorporated by reference to Post-Effective
                                            Amendment No. 38 to the Registration Statement, filed on February 28, 2003.)

                  (d)(44)                   Subadvisory Agreement between Deutsche Investment Management Americas Inc.
                                            and INVESCO Funds Group, Inc., dated April 5, 2002, for SVS Dynamic Growth
                                            Portfolio.  (Incorporated by reference to Post-Effective Amendment No. 38 to the Registration Statement, filed on February 28, 2003.)

                  (d)(45)                   Subadvisory Agreement between Deutsche Investment Management Americas Inc.
                                            and Janus Capital Management L.L.C., dated April 5, 2002, for SVS Growth And
                                            Income Portfolio.  (Incorporated by reference to Post-Effective Amendment
                                            No. 38 to the Registration Statement, filed on February 28, 2003.)

                  (d)(46)                   Subadvisory Agreement between Deutsche Investment Management Americas Inc.
                                            and Janus Capital Management LLC, dated April 5, 2002, for SVS Growth
                                            Opportunities Portfolio.  (Incorporated by reference to Post-Effective
                                            Amendment No. 38 to the Registration Statement, filed on February 28, 2003.)

                  (d)(47)                   Subadvisory Agreement between Deutsche Investment Management Americas Inc.
                                            and Massachusetts Financial Services Company, dated May 1, 2002, for SVS MFS
                                            Strategic Value Portfolio.  (Incorporated by reference to Post-Effective
                                            Amendment No. 38 to the Registration Statement, filed on February 28, 2003.)

                  (d)(48)                   Subadvisory Agreement between Deutsche Investment Management Americas Inc.
                                            and Oak Associates, Ltd., dated April 5, 2002, for SVS Strategic Equity
                                            Portfolio.  (Incorporated by reference to Post-Effective Amendment No. 38 to the Registration Statement, filed on February 28, 2003.)

                  (d)(49)                   Subadvisory Agreement between Deutsche Investment Management Americas Inc.
                                            and Turner Investment Partners, Inc., dated April 5, 2002, for SVS Mid Cap
                                            Growth Portfolio.  (Incorporated by reference to Post-Effective Amendment
                                            No. 38 to the Registration Statement, filed on February 28, 2003.)

                  (d)(50)                   Subadvisory Agreement between Deutsche Investment Management Americas Inc.
                                            and Northern Trust Investments, Inc., dated April 30, 2003, for SVS Index
                                            500 Portfolio.  (Incorporated by reference to Post-Effective Amendment No.
                                            39 to the Registration Statement, filed on April 30, 2003.)

                                       9

                  (d)(51)                   Subadvisory Agreement between Deutsche Investment Management Americas Inc.
                                            and Deutsche Asset Management Investment Services Limited, dated September
                                            30, 2002, for Scudder International Select Equity Portfolio.  (Incorporated
                                            by reference to Post-Effective Amendment No. 39 to the Registration
                                            Statement, filed on April 30, 2003.)

                   (e)(1)                   Underwriting and Distribution Services Agreement between Scudder Variable
                                            Series II and Scudder Distributors, Inc., dated April 5, 2002.
                                            (Incorporated by reference to Post-Effective Amendment No. 38 to the
                                            Registration Statement, filed on February 28, 2003.)

                    (f)                     Inapplicable.

                   (g)(1)                   Custody Agreement between the Registrant, on behalf of Kemper Money Market
                                            Portfolio, Kemper Total Return Portfolio, Kemper High Yield Portfolio,
                                            Kemper Growth Portfolio, Kemper Government Securities Portfolio, Kemper
                                            International Portfolio, Kemper Small Cap Growth Portfolio, Kemper
                                            Investment Grade Bond Portfolio, Kemper Value+Growth Portfolio, Kemper
                                            Horizon 20+ Portfolio, Kemper Horizon 10+ Portfolio, Kemper Horizon 5
                                            Portfolio, Kemper Contrarian Portfolio, Kemper Small Cap Value Portfolio,
                                            Kemper Blue Chip Portfolio and Kemper Global Income Portfolio, and Investors
                                            Fiduciary Trust Company, dated March 1, 1995.  (Incorporated herein by reference to Post-Effective Amendment No. 14 to the Registration Statement,
                                            filed on April 27, 1995.)

                   (g)(2)                   Foreign Custodian Agreement between Chase Manhattan Bank and Kemper
                                            Investors Fund, dated January 2, 1990.  (Incorporated herein by reference to
                                            Post-Effective Amendment No. 14 to the Registration Statement, filed on
                                            April 27, 1995.)

                   (g)(3)                   Custody Agreement between the Registrant, on behalf of KVS Dreman High
                                            Return Equity Portfolio and KVS Dreman Financial Services Portfolio, and
                                            State Street Bank and Trust Company, dated April 24, 1998.  (Incorporated by reference to Post-Effective Amendment No. 23 to the Registration Statement,
                                            filed on February 12, 1999.)

                   (g)(4)                   Custody Agreement between the Registrant, on behalf of Kemper International
                                            Growth and Income Portfolio and Kemper Global Blue Chip Portfolio, and Brown
                                            Brothers Harriman & Co., dated May 1, 1998.
                                            (Incorporated by reference to Post-Effective Amendment No. 23 to the
                                            Registration Statement, filed on February 12, 1999.)

                   (g)(5)                   Addendum to the Custody Agreement between the Registrant, on behalf of
                                            Kemper Aggressive Growth Portfolio and Kemper Technology Growth Portfolio,
                                            and State Street Bank and Trust Company, dated May 1, 1999.
                                            (Incorporated herein by reference to Post-Effective Amendment No. 24 to the
                                            Registration Statement, filed on April 29, 1999.)

                   (g)(6)                   Amendment to Custodian Contract between State Street Bank and Trust Company and Kemper Variable Series, dated January 5, 2001.  (Incorporated by reference to Post-Effective Amendment No. 34 to the Registration Statement,
                                            filed on April 30, 2001.)

                                       10

                   (h)(1)                   Agency Agreement between Kemper Investors Fund and Investors Fiduciary Trust
                                            Company, dated March 24, 1987.  (Incorporated herein by reference to
                                            Post-Effective Amendment No. 14 to the Registration Statement, filed on
                                            April 27, 1995.)

                 (h)(1)(a)                  Agency Agreement between Scudder Variable Series II and Scudder Investments
                                            Service Company, dated July 1, 2001.  (Incorporated by reference to
                                            Post-Effective Amendment No. 35 to the Registration statement, filed on
                                            February 13, 2002.)

                   (h)(2)                   Supplement to Agency Agreement.  (Incorporated by reference to
                                            Post-Effective Amendment No. 24 to the Registration Statement, filed on
                                            April 29, 1999.)

                   (h)(3)                   Fund Accounting Services Agreements between the Registrant, on behalf of
                                            Kemper Money Market Portfolio, Kemper Total Return Portfolio, Kemper High
                                            Yield Portfolio, Kemper Growth Portfolio, Kemper Government Securities
                                            Portfolio, Kemper International Portfolio, Kemper Small Cap Growth
                                            Portfolio, Kemper Investment Grade Bond Portfolio, Kemper Value+Growth
                                            Portfolio, Kemper Horizon 20+ Portfolio, Kemper Horizon 10+ Portfolio,
                                            Kemper Horizon 5 Portfolio, Kemper Value Portfolio, Kemper Small Cap Value
                                            Portfolio, Kemper Blue Chip Portfolio and Kemper Global Income Portfolio,
                                            and Scudder Fund Accounting Corporation, dated December 31, 1997.
                                            (Incorporated herein by reference to Post-Effective Amendment No. 21 to the
                                            Registration Statement, filed on March 26, 1998.)

                   (h)(4)                   Fund Accounting Services Agreements between the Registrant, on behalf of KVS
                                            Dreman High Return Equity Portfolio, KVS Dreman Financial Services
                                            Portfolio, Kemper Global Blue Chip Portfolio and Kemper International Growth
                                            and Income Portfolio, and Scudder Fund Accounting Corporation, dated May 1,
                                            1998.  (Incorporated by reference to Post-Effective Amendment No. 23 to the
                                            Registration Statement, filed on February 12, 1999.)

                   (h)(5)                   Fund Accounting Services Agreement between the Registrant, on behalf of
                                            Kemper Aggressive Growth Portfolio, and Scudder Fund Accounting Corporation,
                                            dated May 1, 1999.
                                            (Incorporated by reference to Post-Effective Amendment No. 24 to the
                                            Registration Statement, filed on April 29, 1999.)

                   (h)(6)                   Fund Accounting Services Agreement between the Registrant, on behalf of
                                            Kemper Technology Growth Portfolio, and Scudder Fund Accounting Corporation,
                                            dated May 1, 1999.  (Incorporated by reference to Post-Effective Amendment
                                            No. 24 to the Registration Statement, filed on April 29, 1999.)

                   (h)(7)                   Fund Accounting Services Agreement between the Registrant, on behalf of KVS
                                            Index 500 Portfolio (formerly, Kemper Index 500 Portfolio), and Scudder Fund
                                            Accounting Corporation, dated September 1, 1999.
                                            (Incorporated by reference to Post-Effective Amendment No. 27 to the
                                            Registration Statement, filed on August 31, 1999.)

                                       11

                   (h)(8)                   Fund Accounting Services Agreement between the Registrant, on behalf of KVS
                                            Focused Large Cap Growth Portfolio, and Scudder Fund Accounting Corporation,
                                            dated October 29, 1999.  (Incorporated by reference to Post-Effective
                                            Amendment No. 30 to the Registration Statement, filed on February 25, 1999.)

                   (h)(9)                   Fund Accounting Services Agreement between the Registrant, on behalf of KVS
                                            Growth and Income Portfolio, and Scudder Fund Accounting Corporation, dated
                                            October 29, 1999.  (Incorporated by reference to Post-Effective Amendment
                                            No. 30 to the Registration Statement, filed on February 25, 1999.)

                  (h)(10)                   Fund Accounting Services Agreement between the Registrant, on behalf of KVS
                                            Growth Opportunities Portfolio, and Scudder Fund Accounting Corporation,
                                            dated October 29, 1999.  (Incorporated by reference to Post-Effective
                                            Amendment No. 30 to the Registration Statement, filed on February 25, 1999.)

                  (h)(11)                   Fund Accounting Services Agreement between the Registrant, on behalf of SVS
                                            Dynamic Growth Portfolio, and Scudder Fund Accounting Corporation, dated May
                                            1, 2001.  (Incorporated by reference to Post-Effective Amendment No. 34 to the Registration Statement, filed on April 30, 2001.)

                  (h)(12)                   Fund Accounting Services Agreement between the Registrant, on behalf of SVS
                                            Mid Cap Growth Portfolio, and Scudder Fund Accounting Corporation, dated May
                                            1, 2001.  (Incorporated by reference to Post-Effective Amendment No. 34 to the Registration Statement, filed on April 30, 2001.)

                  (h)(13)                   Fund Accounting Services Agreement between the Registrant, on behalf of SVS
                                            Strategic Equity Portfolio, and Scudder Fund Accounting Corporation, dated
                                            May 1, 2001.  (Incorporated by reference to Post-Effective Amendment No. 34 to the Registration Statement, filed on April 30, 2001.)

                  (h)(14)                   Fund Accounting Services Agreement between the Registrant, on behalf of SVS
                                            Venture Value Portfolio, and Scudder Fund Accounting Corporation, dated May
                                            1, 2001.  (Incorporated by reference to Post-Effective Amendment No. 34 to the Registration Statement, filed on April 30, 2001.)

                  (h)(15)                   Fund Accounting Service Agreement between the Registrant, on behalf of SVS
                                            MFS Strategic Value Portfolio, and Scudder Fund Accounting Corporation,
                                            dated May 1, 2002.  (Incorporated by reference to Post-Effective Amendment
                                            No. 39 to the Registration Statement, filed on April 30, 2003.)

                    (i)                     Opinion of Counsel from Vedder, Price, Kaufman & Kammholz is filed herein.

                    (j)                     Consent from Ernst & Young LLP is filed herein.

                    (k)                     Inapplicable.

                                       12

                    (l)                     Inapplicable.

                   (m)(1)                   Master Distribution Plan for Class B Shares, as approved on November 28,
                                            2001. (Incorporated by reference to Post-Effective Amendment No. 39 to the
                                            Registration Statement, filed on April 30, 2003.)

                   (m)(2)                   Supplement to Master Distribution Plan for Class B Shares, as approved on
                                            January 15, 2003 for Scudder Strategic Income Portfolio.  (Incorporated by
                                            reference to Post-Effective Amendment No. 39 to the Registration Statement,
                                            filed on April 30, 2003.)

                   (n)(1)                   Plan Pursuant to Rule 18f-3 as approved on November 28, 2001. (Incorporated by reference to Post-Effective Amendment No. 39 to the Registration
                                            Statement, filed on April 30, 2003.)

                   (p)(1)                   Code of Ethics for Eagle Asset Management.  (Incorporated by reference to
                                            Post-Effective Amendment No. 32 to the Registration Statement, filed on May
                                            1, 2000.)

                   (p)(2)                   Code of Ethics for Janus Capital Corporation.  (Incorporated by reference to
                                            Post-Effective Amendment No. 32 to the Registration Statement, filed on May
                                            1, 2000.)

                   (p)(3)                   Code of Ethics for INVESCO.  (Incorporated by reference to Post-Effective
                                            Amendment No. 34 to the Registration Statement, filed on April 30, 2001.)

                   (p)(4)                   Code of Ethics for Jennison Associates LLC.  (Incorporated by reference to
                                            Post-Effective Amendment No. 34 to the Registration Statement, filed on
                                            April 30, 2001.)

                   (p)(5)                   Code of Ethics for Turner Investment Partners, Inc.  (Incorporated by
                                            reference to Post-Effective Amendment No. 34 to the Registration Statement,
                                            filed on April 30, 2001.)

                   (p)(6)                   Code of Ethics for Oak Associates, Ltd.  (Incorporated by reference to
                                            Post-Effective Amendment No. 34 to the Registration Statement, filed on
                                            April 30, 2001.)

                   (p)(7)                   Code of Ethics for Davis Selected Advisers, L.P.  (Incorporated by reference to Post-Effective Amendment No. 34 to the Registration Statement, filed on
                                            April 30, 2001.)

                   (p)(8)                   Code of Ethics for Deutsche Asset Management, Inc.  (Incorporated by
                                            reference to Post-Effective Amendment No. 34 to the Registration Statement,
                                            filed on April 30, 2001.)

                   (p)(9)                   Code of Ethics for Scudder Funds, as of April 5, 2002.  (Incorporated by
                                            reference to Post-Effective Amendment No. 38 to the Registration Statement,
                                            filed on February 28, 2003.)

                  (p)(10)                   Code of Ethics for Deutsche Asset Management, Inc., effective September 3,
                                            2002.  (Incorporated by reference to Post-Effective Amendment No. 38 to the
                                            Registration Statement, filed on February 28, 2003.)

                                       13

                  (p)(11)                   Code of Ethics for Massachusetts Financial Services.  (Incorporated by
                                            reference to Post-Effective Amendment No. 39 to the Registration Statement,
                                            filed on April 30, 2003.)

                  (p)(12)                   Code of Ethics for Northern Trust Corporation affiliates.  (Incorporated by reference to Post-Effective Amendment No. 39 to the Registration Statement,
                                            filed on April 30, 2003.)

                  (p)(13)                   Code of Ethics for Deutsche Asset Management, effective April 15, 2003.
                                            (Incorporated by reference to Post-Effective Amendment No. 41 to the
                                            Registration Statement, filed on September 8, 2003.)

                  (p)(14)                   Code of Ethics for Deutsche Asset Management - US, effective January 1,
                                            2004. (Incorporated by reference to Post-Effective Amendment No. 45 to the
                                            Registration Statement, filed on April 1, 2004.)

                  (p)(15)                   Code of Ethics for Turner Investment Partners, Inc. dated July 10, 2003.
                                            (Incorporated by reference to Post-Effective Amendment No. 45 to the
                                            Registration Statement, filed on April 1, 2004.)

                  (p)(16)                   Code of Ethics for Dreman Value Management, L.L.C. (Incorporated by
                                            reference to Post-Effective Amendment No. 45 to the Registration Statement,
                                            filed on April 1, 2004.)

                  (p)(17)                   Code of Ethics for Janus Capital Group dated February 5, 2004. (Incorporated by reference to Post-Effective Amendment No. 45 to the Registration
                                            Statement, filed on April 1, 2004.)

Item 24.          Persons Controlled by or under Common Control with Fund.
--------          --------------------------------------------------------

                  None

Item 25.          Indemnification.
--------          ----------------

         Article VIII of the Registrant's Agreement and Declaration of Trust (Exhibit (a)(1) hereto, which is incorporated herein by reference) provides in effect that the Registrant will indemnify its officers and trustees under certain circumstances. However, in accordance with Section 17(h) and 17(i) of the Investment Company Act of 1940 and its own terms, said Article of the Agreement and Declaration of Trust does not protect any person against any liability to the Registrant or its shareholders to which such Trustee would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office.

         Each of the trustees who is not an "interested person" (as defined under the Investment Company Act of 1940) of Registrant (a "Non-interested Trustee") has entered into an indemnification agreement with Registrant, which agreement provides that the Registrant shall indemnify the Non-interested Trustee against certain liabilities which such Trustee may incur while acting in the capacity as a trustee, officer or employee of the Registrant to the fullest extent permitted by law, now or in the future, and requires indemnification and advancement of expenses unless prohibited by law. The indemnification agreement cannot be altered without the consent of the Non-interested Trustee and is not affected by amendment of the Agreement and Declaration of Trust. In addition, the indemnification agreement adopts certain presumptions and procedures which may make the process of indemnification and advancement of expenses, more timely, efficient and certain. In accordance with Section 17(h) of the Investment Company Act of 1940, the indemnification agreement does not protect a Non-interested Trustee against any liability to the Registrant or its shareholders to which such Trustee would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office.

         The Registrant has purchased insurance policies insuring its officers and trustees against certain liabilities which such officers and trustees may incur while acting in such capacities and providing reimbursement to the Registrant for sums which it may be permitted or required to pay to its officers and trustees by way of indemnification against such liabilities, subject to certain deductibles.

         On April 5, 2002, Zurich Scudder Investments, Inc. ("Scudder"), the investment adviser, now known as Deutsche Investment Management Americas Inc., was acquired by Deutsche Bank AG, not including certain U.K. Operations (the "Transaction"). In connection with the Trustees' evaluation of the Transaction, Deutsche Bank agreed to indemnify, defend and hold harmless Registrant and the trustees who were not "interested persons" of Scudder, Deutsche Bank or Registrant (the "Independent Trustees") for and against any liability and claims and expenses based upon or arising from, whether in whole or in part, or directly or indirectly, any untrue statement or alleged untrue statement of a material fact made to the Independent Trustees by Deutsche Bank in connection with the Independent Trustees' consideration of the Transaction, or any omission or alleged omission of a material fact necessary in order to make statements made, in light of the circumstances under which they were made, not misleading.

Item 26.          Business and Other Connections of Investment Advisor.
--------          -----------------------------------------------------

         During the last two fiscal years, no director or officer of Deutsche Investment Management Americas Inc., the investment advisor, has engaged in any other business, profession, vocation or employment of a substantial nature other than that of the business of investment management and, through affiliates, investment banking.

Item 27.          Principal Underwriters.
--------          -----------------------

         (a)

         Scudder Distributors, Inc. acts as principal underwriter of the Registrant's shares and acts as principal underwriter for other Registrants managed by Deutsche Investment Management Americas Inc.

         (b)

         The Underwriter has employees who are denominated officers of an operational area. Such persons do not have corporation-wide responsibilities and are not considered officers for the purpose of this Item 27.

             (1)                            (2)                                    (3)

Scudder Distributors, Inc.
Name and Principal            Positions and Offices with                  Positions and
Business Address              Scudder Distributors, Inc.                  Offices with Registrant
----------------              --------------------------                  -----------------------

Thomas F. Eggers              Chairman and Director                       None
345 Park Avenue
New York, NY 10154

Jonathan R. Baum              Chief Executive Officer, President and      None
222 South Riverside Plaza     Director
Chicago, IL  60606

                                       15

             (1)                            (2)                                    (3)

Scudder Distributors, Inc.
Name and Principal            Positions and Offices with                  Positions and
Business Address              Scudder Distributors, Inc.                  Offices with Registrant
----------------              --------------------------                  -----------------------

Scott B. David                Vice President and Director                 None
Two International Place
Boston, MA  02110-4103

John W. Edwards, Jr.          Chief Financial Officer and Treasurer       None
60 Wall Street
New York, NY  10005-2858

Caroline Pearson              Secretary                                   Assistant Secretary
Two International Place
Boston, MA  02110-4103

Linda J. Wondrack             Vice President and Chief                    None
Two International Place       Compliance Officer
Boston, MA  02110-4103

David Edlin                   Vice President                              None
222 South Riverside Plaza
Chicago, IL 60606

Robert Froelich               Vice President                              None
222 South Riverside Plaza
Chicago, IL  60606

Michael L. Gallagher          Vice President                              None
222 South Riverside Plaza
Chicago, IL  60606

M. Patrick Donovan            Vice President                              None
Two International Place
Boston, MA  02110-4103

C. Perry Moore                Vice President                              None
222 South Riverside Plaza
Chicago, IL  60606

Kenneth P. Murphy             Vice President                              None
Two International Place
Boston, MA 02110

Philip J. Collora             Assistant Secretary                         Vice President and Assistant Secretary
222 South Riverside Plaza
Chicago, IL  60606

         (c)      Not applicable.

Item 28.          Location of Accounts and Records.
--------          ---------------------------------

         Accounts, books and other documents are maintained at the offices of the Registrant, the offices of the Registrant's investment advisor, Deutsche Investment Management Americas Inc., 222 South Riverside Plaza, Chicago, Illinois 60606; at the offices of the Registrant's principal underwriter, Scudder Distributors, Inc., 222 South Riverside Plaza, Chicago, Illinois 60606; or, in the case of records concerning custodial functions, at the offices of the custodian, either State Street Bank and Trust Company ("State Street"), 225 Franklin Street, Boston, Massachusetts or Brown Brothers Harriman & Co. ("BBH"), 40 Water Street, Boston, Massachusetts; or, in the case of records concerning transfer agency functions, at the offices of State Street and of the shareholder service agent Scudder Investment Services Company, 811 Main Street, Kansas City, Missouri 64105, or DST Systems, Inc., the sub-transfer agent at 127 West 10th Street, Kansas City, Missouri 64105.

Item 29.          Management Services.
--------          --------------------

                  Inapplicable.

Item 30.          Undertakings.
--------          -------------

                  Inapplicable.

                                   SIGNATURES
                                   ----------

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Baltimore and the State of Maryland on the 26th day of April, 2004.

                                                    SCUDDER VARIABLE SERIES II

                                                    By:  /s/Richard T. Hale
                                                         -----------------------
                                                         Richard T. Hale
                                                         Chief Executive Officer

         Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:


SIGNATURE                                   TITLE                                        DATE
---------                                   -----                                        ----


/s/Richard T. Hale
--------------------------------------
Richard T. Hale                             Trustee, Chairman and Chief Executive        April 26, 2004
                                            Officer

/s/Charles A. Rizzo
--------------------------------------
Charles A. Rizzo                            Treasurer                                    April 26, 2004

/s/John W. Ballantine
--------------------------------------
John W. Ballantine*                         Trustee                                      April 26, 2004

/s/Lewis A. Burnham
--------------------------------------
Lewis A. Burnham*                           Trustee                                      April 26, 2004

/s/Donald L. Dunaway
--------------------------------------
Donald L. Dunaway*                          Trustee                                      April 26, 2004

/s/Paul K. Freeman
--------------------------------------
Paul K. Freeman*                            Trustee                                      April 26, 2004

/s/James R. Edgar
--------------------------------------
James R. Edgar*                             Trustee                                      April 26, 2004

/s/Robert B. Hoffman
--------------------------------------
Robert B. Hoffman*                          Trustee                                      April 26, 2004

/s/Shirley D. Peterson
--------------------------------------
Shirley D. Peterson*                        Trustee                                      April 26, 2004

/s/Fred B. Renwick
--------------------------------------
Fred B. Renwick*                            Trustee                                      April 26, 2004

/s/John G. Weithers
--------------------------------------
John G. Weithers*                           Trustee                                      April 26, 2004

*By:     /s/Caroline Pearson
         -----------------------------
         Caroline Pearson**
         Assistant Secretary

** Attorney-in-fact pursuant to the powers of attorney contained in and incorporated by reference to Post-Effective Amendment No. 35 to the Registration Statement, as filed on February 13, 2002 and Post-Effective Amendment No. 38 to the Registration Statement, as filed on February 28, 2003.

                                                               File No. 33-11802
                                                               File No. 811-5002



                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549



                                    EXHIBITS

                                       TO

                                    FORM N-1A

                         POST-EFFECTIVE AMENDMENT NO. 46
                            TO REGISTRATION STATEMENT

                                      UNDER

                           THE SECURITIES ACT OF 1933

                                       AND

                                AMENDMENT NO. 47

                            TO REGISTRATION STATEMENT

                                      UNDER

                       THE INVESTMENT COMPANY ACT OF 1940



                           SCUDDER VARIABLE SERIES II

                           SCUDDER VARIABLE SERIES II

                                  EXHIBIT INDEX

                                   (d)(28)(i)

                                   (d)(28)(ii)

                                  (d)(28)(iii)

                                   (d)(28)(iv)

                                       (i)

                                       (j)